UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      File No.  033-42133

     Pre-Effective Amendment No.                                             |_|


     Post-Effective Amendment No. 21                                         |X|


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                   File No.  811-4460


     Amendment No. 18                                                        |X|


                        (Check appropriate box or boxes.)



                   NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)



                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
--------------------------------------------------------------------------------
                               (Name of Depositor)



               1000 Chesterbrook Blvd., Berwyn, Pennsylvania 19312
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)


Depositor's Telephone Number, including Area Code          (302) 452-4000
   -----------------------------------------------------------------------------




         Patricia R. Hatler, Assistant Secretary, One Nationwide Plaza,
                              Columbus, Ohio 43215
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering        May 1, 2005

--------------------------------------------------------------------------------



     It is proposed that this filing will become effective (check appropriate box)

     |_|  immediately upon filing pursuant to paragraph (b)

     |X|  on May 1, 2005 pursuant to paragraph (b)

     |_|  60 days after filing pursuant to paragraph (a)(1)

     |_| on (date) pursuant to paragraph (a)(1) If appropriate, check the following box:

     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered     Flexible Premium Adjustable Variable
                                          Life Insurance Policy
-------------------------------------------------------------------------------

           FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
          Service Center: 300 Continental Drive, Newark, Delaware 19713
 Corporate Headquarters: 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312
                            Telephone: (800) 688-5177

This Prospectus describes a flexible premium adjustable variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company of America ("NLICA"). The Policy has an insurance component and an investment component. The primary purpose of the Policy is to provide insurance coverage for the lifetime of the Insured. The Policy gives the policyowner (the "Owner") the right to vary the frequency and amount of premium payments, to choose among investment alternatives with different investment objectives and to increase or decrease the death benefit payable under the Policy.

After certain deductions are made, Net Premiums are allocated to the Nationwide Provident VLI Separate Account 1 (the "Separate Account") or the Guaranteed Account, or both. The Separate Account is divided into subaccounts (the "Subaccounts"). The Zero Coupon Bond Subaccount uses its assets to purchase units of The Stripped ("Zero") U.S. Treasury Securities Fund, Nationwide Provident Series A (the "Zero Trust"). The assets of the other Subaccounts are used to purchase shares of a designated corresponding investment Portfolio that is part of one of the following mutual fund companies (the "Funds"):



o        AIM Variable Insurance Funds
o        The Alger American Fund
o        AllianceBernstein Variable Products Series Fund, Inc.
o        American Century Variable Portfolios, Inc.
o        American Century Variable Portfolios II, Inc.
o        Dreyfus Investment Portfolios
o        Dreyfus Stock Index Fund, Inc.
o        Dreyfus Variable Investment Fund
o        Federated Insurance Series
o        Fidelity Variable Insurance Products Fund
o        Fidelity Variable Insurance Products Fund II
o        Fidelity Variable Insurance Products Fund III
o        Fidelity Variable Insurance Products Fund IV
o        Franklin Templeton Variable Insurance Products Trust
o        Gartmore Variable Insurance Trust
o        Janus Aspen Series
o        MFS(R) Variable Insurance Trust
o        Neuberger Berman Advisers Management Trust
o        Oppenheimer Variable Account Funds
o        Putnam Variable Trust
o        T. Rowe Price Equity Series, Inc.
o        Van Eck Worldwide Insurance Trust
o        Van Kampen - The Universal Institutional Funds, Inc.
o        Wells Fargo Variable Trust Funds



The Owner bears the entire investment risk for all amounts allocated to the Separate Account; there is no guaranteed minimum value for the Separate Account.

The accompanying prospectuses for the Funds and for the Zero Trust describe the investment objectives and the attendant risks of the Portfolios and the Zero Trust. The Policy Account Value will reflect monthly deductions and certain other fees and charges. Also, a surrender charge may be imposed if, during the first 10 Policy Years or within 10 years after a Face Amount increase, the Policy lapses or the Owner decreases the Face Amount. Generally, during the first two Policy Years, the Policy will remain in force as long as the Minimum Guarantee Premium is paid or there is sufficient value in the Policy to pay certain monthly charges imposed under the Policy. After the second Policy Year, the Policy will only remain in force if there is sufficient value to pay the Monthly Deductions and other charges under the Policy.

The Owner should consider the Policy in conjunction with other insurance he or she owns. It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.

This prospectus must be accompanied or preceded by current prospectuses for the Funds and the Zero Trust. Please read this prospectus carefully and retain it for future reference.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the Policy or Policy values. Neither the Federal Deposit Insurance Corporation nor any federal agency insures or guarantees Policy values or an Owner's investment in the Policy.


                                   May 1, 2005

Each Subaccount invests exclusively in one portfolio of a Fund (a "Portfolio"). The following Portfolios are available under the Policy:

AIM Variable Insurance Funds

          o    AIM V.I. Basic Value Fund: Series I Shares
          o    AIM V.I. Capital Appreciation Fund: Series I Shares
          o    AIM V.I. Capital Development Fund: Series I Shares

 American Century Variable Portfolios, Inc.

          o    American Century VP Mid Cap Value Fund: Class I
          o    American Century VP Ultra Fund: Class I*
          o    American Century VP Value Fund: Class I*
          o    American Century VP Vista Fund: Class I

 American Century Variable Portfolios II, Inc.

          o    American Century VP Inflation Protection Fund: Class II

 Dreyfus Investment Portfolios
          o    Small Cap Stock Index Portfolio: Service Shares
 Dreyfus Stock Index Fund, Inc.: Initial Shares
 Dreyfus Variable Investment Fund
          o    Appreciation Portfolio: Initial Shares
 Federated Insurance Series
          o    Quality Bond Fund II: Primary Shares
 Fidelity Variable Insurance Products ("VIP") Fund

          o    VIP Equity-Income Portfolio: Initial Class*
          o    VIP Growth Portfolio: Initial Class
          o    VIP Overseas Portfolio: Initial Class R+

 Fidelity VIP Fund II

          o    VIP Contrafund(R) Portfolio: Initial Class
          o    VIP Investment Grade Bond Portfolio: Initial Class*

 Fidelity VIP Fund III
          o    VIP Mid Cap Portfolio: Service Class
          o    VIP Value Strategies Portfolio: Service Class

 Fidelity VIP Fund IV
          o    Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
          o    Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
          o    Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
          o    VIP Natural Resources Portfolio: Service Class 2+

 Franklin Templeton Variable Insurance Products Trust

          o    Franklin Rising Dividends Securities Fund: Class 1
          o    Franklin Small Cap Value Securities Fund: Class 1
          o    Templeton Developing Markets Securities Fund: Class 3+
          o    Templeton Global Income Securities Fund: Class 3+

 Gartmore Variable Insurance Trust ("GVIT")
          o    Dreyfus GVIT International Value Fund: Class III+
          o    Dreyfus GVIT Mid Cap Index Fund: Class I

          o    Federated GVIT High Income Bond Fund: Class III+*
          o    Gartmore GVIT Emerging Markets Fund: Class III+
          o    Gartmore GVIT Global Health Sciences Fund: Class III+

          o    Gartmore GVIT Global  Technology and  Communications  Fund: Class
               III+
          o    Gartmore GVIT Government Bond Fund: Class IV
          o    Gartmore GVIT Investor Destinations Funds
               >>   Gartmore GVIT Investor Destinations Conservative Fund: Class
                    II
               >>   Gartmore GVIT Investor Destinations  Moderately Conservative
                    Fund: Class II
               >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
               >>   Gartmore GVIT Investor  Destinations  Moderately  Aggressive
                    Fund: Class II
               >>   Gartmore GVIT Investor  Destinations  Aggressive Fund: Class
                    II
          o    Gartmore GVIT Mid Cap Growth Fund: Class IV
          o    Gartmore GVIT Money Market Fund: Class IV
          o    Gartmore GVIT Nationwide(R) Fund: Class IV
          o    Gartmore GVIT U.S. Growth Leaders Fund: Class I
          o    GVIT Small Cap Growth Fund: Class I
          o    GVIT Small Cap Value Fund: Class IV
          o    GVIT Small Company Fund: Class IV

          o Van Kampen GVIT Comstock Value Fund: Class IV (formerly, Comstock GVIT Value Fund: Class IV)*
          o    Van Kampen GVIT Multi Sector Bond Fund: Class I*

 MFS(R) Variable Insurance Trust
          o    MFS Investors Growth Stock Series: Initial Class
          o    MFS Value Series: Initial Class

 Neuberger Berman Advisers Management Trust ("AMT")
          o    AMT Fasciano Portfolio: Class S*
          o    AMT International Portfolio: Class S+
          o    AMT Limited Maturity Bond Portfolio: Class I*
          o    AMT Regency Portfolio: Class S
          o    AMT Socially Responsive Portfolio
Oppenheimer Variable Account Funds
          o    Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
          o    Oppenheimer Global Securities Fund/VA: Class 3+
          o    Oppenheimer High Income Fund/VA: Non-Service Shares*
          o    Oppenheimer Main Street(R) Fund/VA: Non-Service Shares
          o    Oppenheimer Main Street(R) Small Cap Fund/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
          o    T. Rowe Price Blue Chip Growth Portfolio: Class II
          o    T. Rowe Price Equity Income Portfolio: Class II
          o    T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen - The Universal Institutional Funds, Inc.
          o    Core Plus Fixed Income Portfolio: Class I*
          o    U.S. Real Estate Portfolio: Class I

The following Portfolios are only available in Policies issued before May 1, 2003:

The Alger American Fund
          o Alger American Small Capitalization Portfolio: Class O Shares Fidelity VIP Fund
          o    VIP High Income Portfolio: Initial Class*
Fidelity VIP Fund II
          o    VIP Asset Manager Portfolio: Initial Class
 GVIT
          o    Gartmore GVIT Growth Fund: Class IV
          o    GVIT Equity 500 Index Fund: Class IV

          o    J.P. Morgan GVIT Balanced Fund: Class IV
 Janus Aspen Series
          o    Global Technology Portfolio: Service II Shares+
 Neuberger Berman AMT
          o    AMT Partners Portfolio
 Van Eck Worldwide Insurance Trust
          o    Worldwide Bond Fund: Class R+
          o    Worldwide Emerging Markets Fund: Class R+
          o    Worldwide Hard Assets Fund: Class R+
          o    Worldwide Real Estate Fund: Class R+

Wells Fargo Variable Trust Funds  (formerly,  Strong Variable  Insurance  Funds,
Inc.)

          o    Wells Fargo Advantage Discovery Fund VT: Investor Class
          o    Wells  Fargo  Advantage   Opportunity  Fund  VT:  Investor  Class
               (formerly, Strong Opportunity Fund II, Inc.: Investor Class)

The following Portfolios are only available in Policies issued before May 1, 2004:

 AllianceBernstein Variable Products Series Fund, Inc.
          o    AllianceBernstein Growth and Income Portfolio: Class A

          o    AllianceBernstein   Small/Mid  Cap  Value   Portfolio:   Class  A
               (formerly, AllianceBernstein Small Cap Value Portfolio: Class A) American Century Variable Portfolios, Inc.

          o    American Century VP Income & Growth Fund: Class I
 Dreyfus  Variable Investment Fund
          o    Developing Leaders Portfolio: Initial Shares
 Federated Insurance Series
          o    Federated American Leaders Fund II: Primary Shares
          o    Federated Capital Appreciation Fund II: Primary Shares
 GVIT
          o    Gartmore GVIT Global Financial Services Fund: Class III+
          o    Gartmore GVIT Global Utilities Fund: Class III+
 Janus Aspen Series
          o    Balanced Portfolio: Service Shares

          o    Forty Portfolio:  Service Shares (formerly,  Capital Appreciation
               Portfolio: Service Shares)
          o    International Growth Portfolio: Service II Shares+
          o    Risk-Managed Core Portfolio: Service Shares

 Neuberger Berman AMT
          o    AMT Mid-Cap Growth Portfolio: Class I

The following Portfolios are only available in Policies issued before May 1, 2005:

 American Century Variable Portfolios, Inc.
          o    American Century VP International Fund: Class III+
Putnam Variable Trust
          o    Putnam VT Growth & Income Fund: Class IB
          o    Putnam VT Voyager Fund: Class IB

Effective May 1, 2004, the following Portfolios are not available to accept transfers or new premium:

 American Century Variable Portfolios, Inc.
          o    American Century VP International Fund: Class I
 Fidelity VIP Fund
          o    VIP Overseas Portfolio: Initial Class
 Franklin Templeton Variable Insurance Products Trust
          o    Templeton Foreign Securities Fund: Class 1
 GVIT
          o    Dreyfus GVIT International Value Fund: Class IV
          o    Gartmore GVIT Emerging Markets Fund: Class I
          o    Gartmore GVIT Global Financial Services Fund: Class I
          o    Gartmore GVIT Global Health Sciences Fund: Class I
          o    Gartmore GVIT Global Technology and Communications Fund: Class I
          o    Gartmore GVIT Global Utilities Fund: Class I
 Janus Aspen Series
          o    Global Technology Portfolio: Service Shares
          o    International Growth Portfolio: Service Shares
 Oppenheimer Variable Account Funds

          o    Oppenheimer Global Securities Fund/VA: Non-Service Shares

 Putnam Variable Trust
          o Putnam VT International Equity Fund: Class IB Van Eck Worldwide Insurance Trust
          o    Worldwide Bond Fund: Initial Class
          o    Worldwide Emerging Markets Fund: Initial Class
          o    Worldwide Hard Assets Fund: Initial Class
          o    Worldwide Real Estate Fund: Initial Class
 Van Kampen - The Universal Institutional Funds, Inc.
          o    Emerging Markets Debt Portfolio: Class I

Effective May 1, 2005, the following Portfolio is not available to accept transfers or new premium:

 GVIT
          o    Federated GVIT High Income Bond Fund: Class I*


*These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

+These Portfolios assess a short-term trading fee (see "Short-Term Trading
Fees").

                                TABLE OF CONTENTS



Policy Benefits/Risks Summary.................................
Policy Benefits...............................................
     The Death Benefit
     Flexibility to Adjust Amount of Death Benefit
     Transfers
     Free-Look
     Loan Privilege
     Partial Withdrawal of Net Cash Surrender Value
     Surrender of the Policy
     Accelerated Death Benefit
     Long-Term Care Benefit Riders
     Personalized Illustrations
Policy Risks
     Investment Risk
     Risk of Increase in Current Fees and Charges
     Risk of Lapse
     Tax Risks
     Withdrawal and Surrender Risks
     Loan Risks
Portfolio Risks...............................................
Fee Table.....................................................
The Policy....................................................
The Company, Separate Account and Funds.......................
     Nationwide Life Insurance Company of America
     The Separate Account
     The Funds
     The Stripped ("Zero") U.S. Treasury Securities Fund, Nationwide
       Provident Series A
     Additional Information About the Funds and Portfolios
     Addition, Deletion, or Substitution of Investments
Detailed Description of Policy Provisions.....................
     Death Benefit
     Ability to Adjust Face Amount
     Insurance Protection
     Payment and Allocation of Premiums
     Policy Account Value
     Policy Duration
     Disruptive Trading
     Transfers of Policy Account Value
     Free-Look Privileges
     Loan Privileges
     Surrender Privilege
     Partial Withdrawal Privilege
     Accelerated Death Benefit Rider
     Long-Term Care Benefit Riders
Charges and Deductions........................................
     Premium Expense Charge
     Surrender Charges
     Monthly Deductions
     Face Amount Increase Charge
     Partial Withdrawal Charge
     Transfer Charge
     Mortality and Expense Risk Charge
     Short-Term Trading Fees
     Loan Interest Charge
     Other Charges
The Guaranteed Account
     Minimum Guaranteed and Current Interest Rates
     Transfers from the Guaranteed Account
Ownership and Beneficiary Rights..............................
Modifying the Policy..........................................
Telephone, Fax, and E-Mail Requests...........................
Split Dollar Arrangements.....................................
Dividends.....................................................
Supplementary Benefits........................................
Federal Income Tax Considerations.............................
     Introduction
     Tax Status of the Policy
     Tax Treatment of Policy Benefits
     Special Rules for Pension and Profit-Sharing Plans Special Rules for 403(b) Arrangements Foreign Tax Credits Business Uses of the Policy Tax Shelter Regulations Withholding Other Tax Considerations Possible Tax Law Changes Alternative Minimum Tax NLICA's Taxes
Voting Rights.................................................
Distribution of Policies......................................
     Policy Pricing
State Variations..............................................
Legal Proceedings.............................................
Financial Statements..........................................
Definitions...................................................
Appendix A: Portfolio Information.............................

                          POLICY BENEFITS/RISKS SUMMARY

The Policy is a flexible premium adjustable variable life insurance policy. The Policy is built around its Policy Account Value. The Policy Account Value will increase or decrease depending on the investment performance of the Subaccounts, the amount of interest NLICA credits to the Guaranteed Account, the premiums the Owner pays, the Policy fees and charges NLICA deducts, and the effect of any Policy transactions (such as transfers, partial withdrawals, and loans). NLICA does not guarantee any minimum Policy Account Value. The Owner could lose some or all of his or her money.

This summary describes the Policy's important benefits and risks. The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail. The Definitions at the end of the prospectus define certain words and phrases used in this prospectus.

                                 POLICY BENEFITS

The Death Benefit

As long as the Policy remains in force, NLICA will pay the Insurance Proceeds to the Beneficiary upon receipt of due proof of the death of the Insured. The Insurance Proceeds will consist of the Policy's Death Benefit, plus any additional benefits provided by a supplementary benefit rider, less any outstanding Policy loan and accrued interest, less any unpaid Monthly Deductions.

There are two Death Benefit options available. Death Benefit Option A provides a Death Benefit equal to the greater of: (a) the Face Amount; and (b) the specified percentage of the Policy Account Value. Death Benefit Option B provides a Death Benefit equal to the greater of: (a) the Face Amount plus the Policy Account Value; and (b) the specified percentage of the Policy Account Value. (See "Death Benefit".) The Owner chooses at the time of application one of the two Death Benefit options. NLICA will not issue the Policy until the Owner has elected a Death Benefit option.

Flexibility to Adjust Amount of Death Benefit

After the second Policy Year, the Owner has significant flexibility to adjust the Death Benefit by changing the Death Benefit option or by increasing or decreasing the Face Amount of the Policy. (See "Death Benefit" and "Ability to Adjust Face Amount.") The minimum amount of a requested increase in Face Amount is $25,000 (or such lesser amount required in a particular state) and any requested increase may require Evidence of Insurability. Any decrease in Face Amount must be for at least $25,000 (or such lesser amount required in a particular state) and cannot result in a Face Amount less than the Minimum Face Amount available. NLICA reserves the right to establish different Minimum Face Amounts for Policies issued in the future.

Any change in Death Benefit option or in the Face Amount may affect the charges under the Policy. Any increase in the Face Amount will result in an increase in the Monthly Deductions and any increase in Face Amount will also increase the Surrender Charges which are imposed upon lapse or surrender of the Policy or the pro rata Surrender Charges imposed upon a decrease in Face Amount within the relevant ten-year period. For any decrease in Face Amount, that part of the Surrender Charges attributable to the decrease will reduce the Policy Account Value, and the Surrender Charges will be reduced by this amount. A decrease in Face Amount may also affect cost of insurance charges. (See "Monthly Deductions.") A change in Death Benefit option or Face Amount may have tax consequences.

To the extent that a requested decrease in Face Amount would result in cumulative premiums exceeding the maximum premium limitations applicable under the Internal Revenue Code of 1986 (the "Code") for life insurance, NLICA will not effect the decrease.

Where state law requires a return of premiums paid when a Policy is returned under the Free-Look provision, any portion of Net Premiums received before the expiration of a 15-day period beginning on the later of the Policy Issue Date or the date NLICA receives the Minimum Initial Premium, which are to be allocated to the Separate Account will be allocated to the Money Market Subaccount. At the end of the 15-day period, Policy Account Value in the Money Market Subaccount is allocated to the Subaccounts as indicated in the Application. (See "Payment and Allocation of Premiums.")

Transfers

The Owner may make transfers of the amounts in the Subaccounts and Guaranteed Account. Transfers between and among the Subaccounts or into the Guaranteed Account are made as of the date NLICA receives the request. NLICA requires a minimum amount for each such transfer, usually $1,000. Transfers out of the Guaranteed Account may only be made within 30 days of a Policy Anniversary and are limited in amount. If the Owner makes more than 12 transfers in a Policy Year, a Transfer Charge of $25 will be deducted from the amount being transferred. (See "Transfers of Policy Account Value.") We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

Free-Look

The Policy provides for an initial Free-Look period. The Owner may cancel the Policy before the later of: (a) 45 days after Part I of the Application for the Policy is signed; (b) 10 days after the Owner receives the Policy; and (c) 10 days after NLICA mails or personally delivers a Notice of Withdrawal Right to the Owner. Upon returning the Policy to NLICA or to an agent of NLICA within such time with a written request for cancellation, the Owner will receive a refund equal to the sum of: (i) the Policy Account Value as of the date NLICA receives the returned Policy; (ii) the amount deducted for premium taxes; (iii) any Monthly Deductions charged against the Policy Account Value; and (iv) an amount reflecting other charges directly or indirectly deducted under the Policy. Where state law requires, the refund will instead equal the premiums paid. (See "Free-Look Privileges.")

A Free-Look privilege also applies after a requested increase in Face Amount. (See "Free-Look For Increase in Face Amount.")

Loan Privilege

The Owner may obtain Policy loans in a minimum amount of $500 (or such lesser minimum as may be required in a particular state) but not exceeding, in the aggregate, the Net Cash Surrender Value. Policy loans will bear interest at a fixed rate of 6% per year, payable at the end of each Policy Year. If interest is not paid when due, it will be added to the outstanding loan balance, beginning 23 days after the Policy Anniversary. Policy loans may be repaid at any time and in any amount prior to the Final Policy Date. NLICA transfers Policy Account Value in an amount equal to the loan (adjusted by the earned interest rate and charged interest rate to the next Policy Anniversary) to the Loan Account where it becomes collateral for the loan. The transfer is made pro rata from each Subaccount and the Guaranteed Account unless the Owner specifies otherwise. This collateral in the Loan Account earns interest at an effective annual rate of at least 4%. (See "Loan Privileges" below.)

Depending upon the investment performance of the Subaccounts and the amounts borrowed, loans may cause a Policy to lapse. Lapse of the Policy with outstanding loans may result in adverse tax consequences. (See "Tax Treatment of Policy Benefits.")

Partial Withdrawal of Net Cash Surrender Value

After the first Policy Year, the Owner may, subject to certain restrictions, withdraw part of Net Cash Surrender Value. The minimum amount for such withdrawal is $1,500. An expense charge of $25 will be deducted from the Policy Account Value for each withdrawal. The withdrawal amount and expense charge is allocated to the Subaccounts and the Guaranteed Account based on the proportion that the value in each account bears to the total unloaned Policy Account Value unless the Owner specifies otherwise. If Death Benefit Option A is in effect, NLICA will reduce the Face Amount by the amount of the withdrawal. (See "Partial Withdrawal Privilege.") A withdrawal may have tax consequences.

Surrender of the Policy

The Owner may at any time  surrender  the Policy and receive the entire Net Cash
Surrender  Value.  (See  "Surrender   Privilege.")  A  surrender  may  have  tax
consequences.

Accelerated Death Benefit

Under the Accelerated Death Benefit ("ADB") Rider, an Owner may receive, at his or her request and upon approval by NLICA, accelerated payment of part of the Policy's Death Benefit if the Insured develops a terminal illness or, for Owners who elected the ADB Rider prior to November 13, 2001 (or such other date pursuant to state availability) is permanently confined to a nursing care facility. NLICA will deduct an administrative charge from the accelerated death benefit at the time it is paid. (See "Accelerated Death Benefit" below.) The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain. The Owner should consult a tax adviser before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.

Long-Term Care Benefit Riders

Under the Long-Term Care Benefit Riders, the Owner may receive periodic payments of a portion of the death benefit and waiver of Monthly Deductions if the Insured becomes "chronically ill." NLICA imposes a monthly charge if the Owner elects any of these riders. (See "Long-Term Care Benefit Riders" below.) There may be federal income tax consequences associated with the Long-Term Care Benefit Riders. The Owner should consult a tax adviser before adding the Long-Term Care Benefit Riders to the Policy.

Personalized Illustrations

Owners will receive personalized illustrations that reflect their own particular circumstances. These illustrations may help Owners to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy. They also may help Owners compare the Policy to other life insurance policies. These illustrations also show the value of premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the premiums paid plus accumulated interest) if an Owner surrenders the Policy in the early Policy Years. Therefore, an Owner should not purchase the Policy as a short-term investment. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.

                                  POLICY RISKS

Investment Risk

If the Owner invests his or her Policy Account Value in one or more Subaccounts, then he or she will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease. In addition, NLICA deducts Policy fees and charges from the Policy Account Value, which can significantly reduce the Policy Account Value. During times of poor investment performance, this deduction will have an even greater impact on the Policy Account Value. The Owner could lose everything he or she invests and the Policy could lapse without value, unless he or she pays additional premiums.


Frequent trading in the Subaccounts may dilute the value of your Subaccount units, cause the Subaccount to incur higher transaction costs, and/or interfere with the Subaccount's ability to pursue its stated investment objective. This disruption to the Subaccount trading may result in lower investment performance and cash value. We have instituted procedures to minimize disruptive trading transfers, including, but not limited to, transfer restrictions and short-term trading fees. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.


Risk of Increase in Current Fees and Charges

Certain fees and charges are currently assessed at less than their maximum levels. NLICA may increase these current charges in the future up to the guaranteed maximum levels. If fees and charges are increased, the Owner may need to increase the amount and/or frequency of premiums to keep the Policy in force.

Risk of Lapse

If the Net Cash Surrender Value is insufficient to pay the Monthly Deductions and other charges under the Policy, the Policy may enter a 61-day Grace Period. NLICA will notify the Owner that the Policy will lapse (terminate without value) unless the Owner makes a sufficient payment during the Grace Period. The Policy generally will not lapse: (1) during the first two Policy Years if the Minimum Guarantee Premium has been paid; or (2) if the Owner pays sufficient premium before the end of the Grace Period.

Tax Risks


NLICA anticipates that a Policy should generally be deemed a life insurance contract under federal tax law. However, due to limited guidance, there is some uncertainty about the application of the federal tax law to the Policy, particularly if the Owner of the Policy pays the full amount of premiums permitted under the Policy. An Owner of a Policy may, however, adopt certain self-imposed limitations on the amount of premiums paid for such a Policy, which should cause the Policy to meet the definition of a life insurance contract. Any Owner contemplating the adoption of such limitations should consult a tax adviser. In addition, if the Owner elects the Accelerated Death Benefit Rider or a Long-Term Care Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear. The Owner should consult a tax adviser about these consequences.


Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, a Policy owner should not be deemed to be in constructive receipt of Policy Account Value under a Policy until there is a distribution from the Policy. Moreover, Death Benefits payable under a Policy should be excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the Death Benefit, although other taxes, such as estate taxes, may apply. (See "Tax Status of the Policy.")

Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of basis or investment in the Policy. In addition, prior to age 59 1/2 any such distributions generally will be subject to a 10% penalty tax. (For further discussion of Modified Endowment Contracts, see "Tax Treatment of Policy Benefits.")

If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income. Moreover, loans generally will not be treated as distributions, although there is some uncertainty with regard to the tax treatment of Policy loans outstanding after the later of the 10th Policy Anniversary or Attained Age 60. Finally, neither distributions nor loans from a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. (See "Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.")

Withdrawal and Surrender Risks

The Surrender Charge under the Policy applies for 10 Policy Years after the Policy Date. It is possible that the Owner will receive no Net Cash Surrender Value if the Policy is surrendered in the first few Policy Years. A prospective Owner should purchase the Policy only if he or she has the financial ability to keep it in force for a substantial period of time. A prospective Owner should not purchase the Policy if he or she intends to surrender all or part of the Policy Account Value in the near future. NLICA designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment. Partial withdrawals are not permitted during the first Policy Year. A surrender or partial withdrawal may have tax consequences.

Loan Risks

A Policy loan, whether or not repaid, will affect Policy Account Value over time because NLICA subtracts the amount of the loan from the Subaccounts and/or the Guaranteed Account as collateral and holds it in the Loan Account. This loan collateral does not participate in the investment performance of the Subaccounts or receive any higher current interest rate credited to the Guaranteed Account. NLICA reduces the amount it pays on the Insured's death by the amount of any outstanding Policy loans and accrued interest. The Policy may lapse (terminate without value) if any outstanding Policy loans and accrued interest reduce the Net Cash Surrender Value to zero.

A loan may have tax consequences. In addition, if a Policy that is not a Modified Endowment Contract is surrendered or lapses while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount received and taxed accordingly.

                                 PORTFOLIO RISKS

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information. There is no assurance that any Portfolio will achieve its stated investment objective.

                                    FEE TABLE

The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that an Owner will pay at the time that he or she buys the Policy, surrenders the Policy, takes a partial withdrawal, or transfers Policy Account Value among the Subaccounts and the Guaranteed Account.

                                Transaction Fees
------------------------------------------------------------------------------------------------------------------------------------
              Charge                    When Charge is Deducted                                Amount Deducted
----------------------------------- --------------------------------- --------------------------------------------------------------
                                                                             Guaranteed Charge                  Current Charge
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Maximum Charge Imposed on
Premiums (Premium Expense Charge):
----------------------------------- ------------------------------------------------------------------------------------------------
Premium Tax Charge 1                 Upon receipt of each premium     0-4% of each premium payment     0-4% of each premium payment,
                                              payment                  depending on Insured's state    depending on Insured's state
                                                                               of residence                    of residence
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Percent of Premium Sales Charge       Upon receipt of each premium        3% of premium payments           1.5% of premium payments
                                                payment
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Maximum Deferred Surrender Charge:
----------------------------------- ------------------------------------------------------------------------------------------------
Deferred Sales Charge 2                Upon surrender, lapse, or      The lesser of: (1) 27% of all    The lesser of: (1) 27% of all
                                    decrease in Face Amount during   premiums received during the      premiums received during the
                                     the first 10 Policy Years       first Policy Year up to the       first Policy Year up to the
                                                                     Target Premium plus 6% of all     Target Premium plus 6% of all
                                                                     other premiums paid to the        other premiums paid to the
                                                                     date of surrender or lapse; or    date of surrender or lapse;
                                                                     (2) 50% of the Target Premium     or (2) 50% of the Target
                                                                      for the Initial Face Amount      Premium for the Initial Face
                                                                                                       Amount
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Deferred Administrative Charge 3        Upon surrender, lapse, or      $3.00 per $1000 of Face Amount    $3.00 per $1000 of Face
                                     decrease in Face Amount during                                      Amount
                                       the first 10 Policy Years
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Maximum Deferred Additional          Upon surrender, lapse, or        The lesser of: (1) 27% of all    The lesser of: (1) 27% of all
Surrender Charge (Additional         decrease in Face Amount during   premiums received for the        premiums received for the
Deferred Sales Charge)4              the first 10 years following     increase up to the first         increase up to the first
                                     an increase in Face Amount       Target Premium for that          Target Premium for that
                                                                      increase during the first 12     increase during the first 12
                                                                      Policy months after the          Policy months after the
                                                                      increase plus plus 6% of all     increase 6% of all other
                                                                      other premiums paid to the       premiums paid to the date of
                                                                      date of surrender or lapse;      surrender or lapse; or (2)
                                                                      (2) 50% of the Target Premium    50% of the Target Premium for
                                                                      for each increase in Face        each increase in Face Amount.
                                                                      Amount.
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Face Amount Increase Charge           Upon increase in Face Amount     $50 plus $3.00 per $1,000 of      $50 plus $1.00 per $1,000
                                                                           Face Amount increase           of Face Amount increase
----------------------------------- --------------------------------- -------------------------------- -----------------------------


1 NLICA does not deduct a premium tax charge in jurisdictions that impose no premium tax. Kentucky imposes an additional city premium tax that applies only to first year premium. This tax varies by municipality and is no greater than 12%.
2 The Deferred Sales Charge may increase if additional premiums are paid after Policy Year 1, as the charge for each Policy Year after the first Policy Year (until Policy Year 11) equals the prior Policy Year's charge plus 6% of all other premiums paid to the date of surrender or lapse (if greater than the specified percentage of Target Premium for the Initial Face Amount). The Deferred Sales Charge is 0% after the 10th Policy Year. The Deferred Sales Charge is reduced by any Deferred Sales Charges previously paid at the time of any prior decrease in Face Amount. Upon a decrease in Face Amount, NLICA deducts a portion of this charge.
3 Beginning in the 7th Policy Year, the Deferred Administrative Charge decreases each Policy Year to $0 after the 10th Policy Year. The charge varies by Issue Age, and is lower for Issue Ages under 35. Upon a decrease in Face Amount, NLICA deducts a portion of this charge.
4 The Additional Deferred Sales Charge may increase if additional premiums are paid more than one year following the increase, as the charge for each year following the increase (until Policy Year 11) equals the prior year's charge plus 6% of all other premiums paid to the date of surrender or lapse (if greater than the specified percentage of Target Premium for each increase in Face Amount). The Additional Deferred Sales Charge is 0% after the 10th Policy Year. The Additional Deferred Sales Charge is reduced by any Additional Deferred Sales Charges previously paid at the time of any prior decrease in Face Amount. Upon a decrease in Face Amount, NLICA deducts a portion of this charge.

------------------------------------------------------------------------------------------------------------------------------------
                                Transaction Fees
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------- --------------------------------- --------------------------------------------------------------
              Charge                    When Charge is Deducted                                Amount Deducted
----------------------------------- --------------------------------- --------------------------------------------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
                                                                             Guaranteed Charge                  Current Charge
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Other Withdrawal/Surrender Fees         Upon partial withdrawal             $25 per withdrawal                $25 per withdrawal
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Transfer Fees 1                               Upon transfer                   $25 per transfer                  $25 per transfer
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Short-Term Trading Fee 2              Upon transfer of Subaccount      1% of the amount transferred     1% of the amount transferred
                                      value out of a Subaccount       from the Subaccount within 60    from the Subaccount within 60
                                    within 60 days after allocation     days of allocation to that        days of allocation to that
                                           to that Subaccount                   Subaccount                        Subaccount
----------------------------------- --------------------------------- -------------------------------- -----------------------------
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Accelerated Death Benefit Rider       At the time the accelerated                  $250                              $100
                                         death benefit is paid
----------------------------------- --------------------------------- -------------------------------- -----------------------------

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
            Periodic Charges Other Than Portfolio Operating Expenses
----------------------------------- --------------------------------- --------------------------------------------------------------
              Charge                    When Charge is Deducted                                Amount Deducted
----------------------------------- --------------------------------- -------------------------------- -----------------------------
                                                                             Guaranteed Charge                  Current Charge
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Cost of Insurance:3                   On Policy Date and monthly on    $0.06 - $420.82 per $1,000 of   $0.04 - $113.16 per $1,000 of
Minimum and Maximum Charge                Policy Processing Day         Net Amount at Risk per month    Net Amount at Risk per month
                                                                                                       during Policy Years 11 and
                                                                                                       later
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Charge for a male Insured,           On Policy Date and monthly on    $0.52 per $1,000 of Net Amount  $0.26 per $1,000 of Net Amount
Attained Age 45, in the nonsmoker        Policy Processing Day               at Risk per month                at Risk per month
Premium Class and within the
first 10 Policy Years
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Initial Administrative Charge 4       On Policy Date and monthly on                $17.50                            $17.50
                                         Policy Processing Day
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Monthly Administrative Charge        On Policy Date and monthly on                  $12                             $7.50
                                         Policy Processing Day
----------------------------------- --------------------------------- -------------------------------- -----------------------------

Mortality and Expense Risk Charge                Daily                  Annual rate of 0.90% of the      Annual rate of 0.65% of the
                                                                        average daily net assets of      average daily net assets of
                                                                       each Subaccount in which the     each Subaccount in which the
                                                                             Owner is invested                Owner is invested

----------------------------------- --------------------------------- -------------------------------- -----------------------------
Asset Charge Against the Zero                    Daily                  Annual rate of 0.50% of the      Annual rate of 0.25% of the
Coupon Bond Subaccount9                                                 average daily net assets of    average daily net assets of
                                                                      the Zero Coupon Bond Subaccount  the Zero Coupon Bond
                                                                                                        Subaccount
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Loan Interest Charge10                  On Policy Anniversary or        Annual rate of 6.00% of the      Annual rate of 6.00% of the
                                        earlier, as applicable11                loan amount                      loan amount
----------------------------------- --------------------------------- -------------------------------- -----------------------------




1 NLICA does not assess a transfer charge for the first 12 transfers each Policy Year.
2 The Short-Term Trading Fee is only assessed in connection with those Portfolios that assess a redemption fee to the Variable Account (refer to the end of the Fee Table for a complete list of Portfolios that assess redemption fees).
3 Cost of insurance charges vary based on the Insured's Attained Age, sex, Premium Class, Policy Year, and Net Amount at Risk. The cost of insurance charges shown in the table may not be typical of the charges the Owner will pay. The Policy's specifications page will indicate the guaranteed cost of insurance charge applicable to the Policy, and more detailed information concerning the Owner's cost of insurance charges is available on request from the Service Center. Also, before the Owner purchases the Policy, NLICA will provide the Owner with personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, Planned Periodic Premiums, and riders requested.
4 NLICA only deducts the Initial Administrative Charge on the first 12 Policy Processing Days.
5 NLICA will not impose this charge if an Owner is not invested in the Zero Coupon Bond Subaccount.
6 The maximum guaranteed net cost of loans is 2.00% annually (e.g., the difference between the amount of interest NLICA charges for a loan (6.00% annually) and the amount of interest NLICA credits to the Loan Account (guaranteed not be lower than 4.00% annually)). After offsetting the 4.50% NLICA currently credits to the Loan Account during the first 10 Policy Years or until Attained Age 60, whichever is later, the net cost of loans is 1.50% (annually), and after offsetting the 5.75% interest NLICA currently credits to the Loan Account after the 10th Policy Anniversary or Attained Age 60, whichever is later, the net cost of loans is 0.25% (annually).
7 While a Policy loan is outstanding, loan interest is payable in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, lapse, surrender, Policy termination, or the Insured's death.

------------------------------------------------------------------------------------------------------------------------------------
            Periodic Charges Other Than Portfolio Operating Expenses
----------------------------------- --------------------------------- --------------------------------------------------------------
              Charge                    When Charge is Deducted                                Amount Deducted
----------------------------------- --------------------------------- -------------------------------- -----------------------------
                                                                             Guaranteed Charge                  Current Charge
----------------------------------- ------------------------------------------------------------------------------------------------
Optional Charges:1
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Change of Insured Rider                           N/A                              None                              None
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Children's Term Insurance Rider         On rider policy date and         $0.52 per $1,000 of rider        $0.52 per $1,000 of rider
                                    monthly on Policy Processing Day     coverage amount per month        coverage amount per month
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Disability Waiver Benefit Rider:        On rider policy date and       $0.01 - $1.76 per $1,000 Net    $0.01 - $1.76 per $1,000 Net
Minimum and Maximum Charge          monthly on Policy Processing Day     Amount at Risk per month          Amount at Risk per month
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Charge for an Insured, Attained         On rider policy date and      $0.01 per $1,000 Net Amount at    $0.01 per $1,000 Net Amount
Age 42                              monthly on Policy Processing Day          Risk per month                 at Risk per month
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Disability Waiver of Premium            On rider policy date and         2% - 23.2% of the monthly        2% - 23.2% of the monthly
Benefit Rider:                      monthly on Policy Processing Day     benefit amount per month          benefit amount per month
Minimum and Maximum Charge
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Charge for an Insured, Issue Age        On rider policy date and        3.1% of the monthly benefit      3.1% of the monthly benefit
37                                  monthly on Policy Processing Day         amount per month                  amount per month
----------------------------------- --------------------------------- -------------------------------- -----------------------------
Final Policy Date Extension Rider                 N/A                              None                              None
----------------------------------- ------------------------------------------------------------------------------------------------
Long-Term Care Benefit Riders:
----------------------------------- --------------------------------- -------------------------------- -----------------------------
1.   Long-Term Care                 On rider policy date and          No maximum amount is guaranteed   $0.02 3 - $3.24 4 per $1,000
     Acceleration Benefit Rider 2   monthly on Policy Processing                                         of Net Amount at Risk per
     Minimum and Maximum Charge     Day                                                                  month
----------------------------------- --------------------------------- -------------------------------- -----------------------------
     Charge for a male Insured,         On rider policy date and      No maximum amount is guaranteed   $0.20 per $1,000 of Net
     Attained Age 55 with a 4%      monthly on Policy Processing Day                                     amount at Risk per month
     Acceleration Benefit Rider
----------------------------------- --------------------------------- -------------------------------- -----------------------------
2.   Long-Term Care Waiver             On rider policy date and       No maximum amount is guaranteed    $0.01 - $3.47 per $1,000 of
     Benefit Rider 5                 monthly on Policy Processing Day                                   Net Amount at Risk per month
     Minimum and Maximum Charge
----------------------------------- --------------------------------- -------------------------------- -----------------------------
     Charge for a male Insured,       On rider policy date and        No maximum amount is guaranteed $0.01 per $1,000 Net Amount at
     Attained Age 55                 monthly on Policy Processing Day                                   Risk per month
----------------------------------- --------------------------------- -------------------------------- -----------------------------



1 Charges for the Disability Waiver Benefit Rider, Disability Waiver of Premium Benefit Rider, Long- Term Care Benefit Riders, and Other Insured Convertible Term Life Insurance Rider may vary based on the Insured's Issue or Attained Age, sex, Premium Class, Policy Year, Face Amount, and Net Amount at Risk. Charges based on Attained Age may increase as the Insured ages. The rider charges shown in the table may not be typical of the charges the Owner will pay. The Policy's specifications page will indicate the rider charges applicable to the Policy, and more detailed information concerning these rider charges is available on request from the Service Center. Also, before the Owner purchases the Policy, NLICA will provide personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, Planned Periodic Premiums, and riders requested.

2 NLICA may increase the rates for the Long-Term Care Acceleration Benefit Rider charge on a class basis. NLICA waives this rider's charge during the time NLICA pays benefits under the rider.

3 Based on the selection of the 2% Long-Term Care Acceleration Benefit Rider.

4 Based on the selection of the 4% Long-Term Care Acceleration Benefit Rider.

5 NLICA may increase the rates for the Long-Term Care Waiver Benefit Rider charge on a class basis.


------------------------------------------------------------------------------------------------------------------------------------
            Periodic Charges Other Than Portfolio Operating Expenses
----------------------------------- --------------------------------- --------------------------------------------------------------
              Charge                    When Charge is Deducted                                Amount Deducted
----------------------------------- --------------------------------- -------------------------------- -----------------------------
                                                                             Guaranteed Charge                  Current Charge
----------------------------------- --------------------------------- -------------------------------- -----------------------------
3.   Long-Term Care Extended          On rider policy date and        No maximum amount is guaranteed   $0.01 2 - $8.72 3 per $1,000
     Insurance Benefit Rider 1     monthly on Policy Processing Day                                     of rider coverage amount per
     Minimum and Maximum Charge                                                                         month
----------------------------------- --------------------------------- -------------------------------- -----------------------------
     Charge for a male Insured,         On rider policy date and      No maximum amount is guaranteed   $0.28 per $1,000 of rider
     Issue Age 55 with a 4%         monthly on Policy Processing Day                                    coverage amount per month
     Extended Insurance Benefit
     Rider, assuming no inflation
     or nonforfeiture protection
     (as described in the rider),
     and assuming lifetime
     payments
----------------------------------- --------------------------------- -------------------------------- -----------------------------
 Other Insured Convertible Term          On rider policy date and      $0.09 - $420.82 per $1,000 of   $0.06 - $113.17 per $1,000 of
 Life Insurance Rider                monthly on Policy Processing Day  rider coverage amount per       rider coverage amount per
     Minimum and Maximum Charge                                        month                           month
----------------------------------- --------------------------------- -------------------------------- -----------------------------
     Charge for a female Insured,       On rider policy date and         $0.20 per $1,000 of rider      $0.14 per $1,000 of rider
     Attained Age 42, in the        monthly on Policy Processing Day     coverage amount per month      coverage amount per month
     nonsmoker Premium Class
----------------------------------- --------------------------------- -------------------------------- -----------------------------


The following table shows the minimum and maximum Total Annual Portfolio Annual Expenses, as of December 31, 2004, that an Owner will pay periodically during the time that he or she owns the Policy. The table does not reflect Short-Term Trading Fees. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.


------------------------------------------------------------------------------------------- ------------------ ------ --------------
                                                                                                 Minimum                   Maximum
------------------------------------------------------------------------------------------- ------------------ ------ --------------

Total Annual Portfolio Operating Expenses                                                         0.26%          -          2.75%
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expense, as a percentage of average
Portfolio assets)
------------------------------------------------------------------------------------------- ------------------ ------ --------------


The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios. Therefore, actual expenses could be lower. Refer to the Portfolio prospectuses for specific expense information.


The following Portfolios assess a Short-Term Trading Fee in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to that Subaccount (see "Short-Term Trading Fees"):

o    American   Century  Variable   Portfolios,   Inc.  -  American  Century  VP
     International Fund: Class III

o    Fidelity VIP Fund - VIP Overseas Portfolio: Initial Class R

o    Fidelity VIP Fund IV - VIP Natural Resources Portfolio: Service Class 2

o Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3

o Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3

o    GVIT - Dreyfus GVIT International Value Fund: Class III

o    GVIT - Federated GVIT High Income Bond Fund: Class III

o    GVIT - Gartmore GVIT Emerging Markets Fund: Class III

o    GVIT - Gartmore GVIT Global Financial Services Fund: Class III

o    GVIT - Gartmore GVIT Global Health Sciences Fund: Class III

o    GVIT - Gartmore GVIT Global Technology and Communications Fund: Class III

o    GVIT - Gartmore GVIT Global Utilities Fund: Class III

o    Neuberger Berman AMT - AMT International Portfolio: Class S

o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class 3

o    Janus Aspen Series - Global Technology Portfolio: Service II Shares




1 NLICA may increase the rates for the Long-Term Care Extended Insurance Benefit Rider charge on a class basis. NLICA waives this rider's charge during the time NLICA pays benefits under the rider.

2 Based on the selection of the 2% Long-Term Care Extended Insurance Benefit Rider, without inflation or nonforfeiture protection (as described in the Rider), and with a fixed extension period.

3 Based on the selection of the 4% Long-Term Care Extended Insurance Benefit Rider, with inflation and nonforfeiture protection (as described in the Rider), and with a lifetime extension period.

o    Janus Aspen Series - International Growth Portfolio: Service II Shares

o    Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R

o    Van Eck Worldwide  Insurance Trust - Worldwide Emerging Markets Fund: Class
     R

o    Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R

o    Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R



                                   THE POLICY

The Flexible Premium Adjustable Variable Life Insurance Policy offered by this prospectus is issued by NLICA. The Policy is similar in many ways to a fixed benefit life insurance policy. As with a fixed-benefit life insurance policy, the Owner of a Policy makes premium payments in return for insurance coverage on the person insured. Also, like many fixed-benefit life insurance policies, the Policy provides for accumulation of Net Premiums and a Net Cash Surrender Value that is payable if the Policy is surrendered during the Insured's lifetime. As with many fixed-benefit life insurance policies, the Net Cash Surrender Value during the early Policy Years is likely to be substantially lower than the aggregate premium payments made.

However, the Policy differs from a fixed-benefit life insurance policy in several important respects. Unlike a fixed-benefit life insurance policy, under the Policy, the Death Benefit may, and the Policy Account Value will, increase or decrease to reflect the investment performance of any Subaccounts to which Policy Account Value is allocated. Also, unless the entire Policy Account Value is allocated to the Guaranteed Account, there is no guaranteed minimum Net Cash Surrender Value. If Net Cash Surrender Value is insufficient to pay charges due, then, after a Grace Period, the Policy may lapse without value. (See "Policy Duration.") However, NLICA guarantees that the Policy will remain in force during the first two Policy Years as long as certain requirements related to the Minimum Guarantee Premium have been met. (See "Policy Lapse.") If a Policy lapses while loans are outstanding, certain amounts may become subject to income tax. (See "Federal Income Tax Considerations.")

The Policy is called "flexible premium" because there is no fixed schedule for premium payments, even though the Owner may establish a schedule of Planned Periodic Premiums. The Policy is described as "adjustable" because the Owner may, within limits, increase or decrease the Face Amount and may change the Death Benefit options.

The Policy is designed to provide lifetime insurance benefits and long-term investment of Policy Account Value. A prospective Owner should evaluate the Policy in conjunction with other insurance coverage that he or she may have, as well as their need for insurance and the Policy's long-term investment potential. It may not be advantageous to replace existing insurance coverage with the Policy. In particular, replacement should carefully be considered if the decision to replace existing coverage is based solely on a comparison of Policy illustrations.

This Policy is issued for Insureds with Issue Ages 0-85. The Minimum Face Amount is $100,000. (For a Policy issued in New York State the maximum Face Amount at issue is $2,500,000.)

NLICA offers other variable life insurance policies that have different Death Benefits, policy features, and optional programs. However, these other policies also have different charges that would affect the Owner's Subaccount performance and Policy Account Value. To obtain more information about these other policies, contact NLICA's Service Center or the Owner's agent.

                     THE COMPANY, SEPARATE ACCOUNT AND FUNDS

Nationwide Life Insurance Company of America

NLICA is a stock life insurance company. NLICA is located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312. NLICA's Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

The Separate Account

The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under the Policies as well as other variable life insurance policies NLICA may issue. The assets of the Separate Account are owned by NLICA. However, these assets are held separate from other assets and are not part of NLICA's General Account. NLICA is obligated to pay all benefits under the Policies. The portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account are not chargeable with liabilities arising out of any other business that NLICA may conduct. NLICA may transfer to its General Account any assets of the Separate Account that exceed the reserves and Policy liabilities of the Separate Account (which will always be at least equal to the aggregate Policy Account Value allocated to the Separate Account under the Policies). The income, gains and losses, realized or unrealized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of NLICA. NLICA may accumulate in the Separate Account the accrued charges for mortality and expense risks and investment results attributable to assets representing such charges.

The Separate Account is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust type of investment company. Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC. The Separate Account meets the definition of a "Separate Account" under federal securities laws.

The Separate Account has Subaccounts which each invest exclusively in Portfolios of one of the Funds. The Zero Coupon Bond Subaccount invests exclusively in units of the Zero Trust.

NLICA reserves the right to make structural and operational changes affecting the Separate Account. (See "Addition, Deletion, or Substitution of Investments.")

NLICA does not guarantee any money that the Owner places in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio. The Owner could lose some or all of his or her money.

The Funds

Each of the Funds offered in the Policy is registered with the SEC under the 1940 Act as an open-end management investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds or their Portfolios. The assets of each Portfolio are separate from the assets of other portfolios of that Fund and each Portfolio has separate investment objectives and policies. Some of the Funds may, in the future, create additional Portfolios. The investment experience of each Subaccount depends on the investment performance of its corresponding Portfolio or the Zero Trust. For more detail about each Portfolio, refer to each Portfolio's prospectus and/or "Appendix A: Portfolio Information" later in this prospectus.

These Portfolios (including the Zero Trust) are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. There can be no assurance, and NLICA makes no representation, that the investment performance of any of the Portfolios under the Policy will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment adviser or manager, the same investment objectives and policies, and a very similar name.

The Stripped ("Zero") U.S. Treasury Securities Fund, Nationwide Provident
Series A

The Zero Coupon Bond Subaccount invests in units of The Stripped ("Zero") U.S. Treasury Securities Fund, Nationwide Provident Series A, a unit investment trust registered with the SEC as such under the 1940 Act. The Zero Trust consists of one series with a maturity date of February 15, 2006. The objective of the Zero Trust is to provide safety of capital and a high yield to maturity through investment in the fixed series consisting primarily of debt obligations issued by the United States of America that have been stripped of their unmatured interest coupons, coupons stripped from debt obligations of the United States, and receipts and certificates for such stripped debt obligations and coupons. A brief summary of the securities purchased by the Zero Trust is set forth below. More detailed information may be found in the current prospectus for the Zero Trust.

Since the U.S. Treasury securities have been stripped of their unmatured interests coupons, they are purchased at a deep discount. If held to maturity, the amounts invested by the Zero Trust will grow to the face value of the U.S. Treasury securities and therefore, a compound rate of growth to maturity could be determined for the Zero Trust units at the time of purchase. The rate of return experienced by Policy Owners however is lower due to the deduction of certain charges described under "Charges and Deductions," especially the charge for mortality and expense risks and the transaction charge against the Zero Coupon Bond Subaccount. Because the value of the Zero Trust's units vary on a daily basis to reflect market values, no net rate of return can be calculated prospectively for units not held until maturity.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPFS") serves as sponsor for the Zero Trust. Because the series invests in a fixed portfolio, there is no investment manager. As sponsor, MLPFS sells units of the Zero Trust to the Zero Coupon Bond Subaccount. The price of these units includes a transaction charge that is not paid by the Zero Coupon Bond Subaccount upon acquisition. Rather, the transaction charge is paid directly by NLICA to MLPFS out of NLICA's General Account assets. The amount of the transaction charge paid is limited by agreement between NLICA and MLPFS and will not be greater than that ordinarily paid by a dealer for similar securities. NLICA is reimbursed for the transaction charge paid through a daily asset charge that is made against the assets of the Subaccounts. (See " Mortality and Expense Risk Charge - Asset Charge Against Zero Coupon Bond Subaccount.")

Units of the Zero Trust are disposed of to the extent necessary for NLICA to provide benefits and make reallocations under the Policies. MLPFS intends, but is not contractually obligated, to maintain a secondary market in Zero Trust units. As long as a secondary market exists, NLICA will sell such units to MLPFS at the sponsor's repurchase price. Otherwise, units will be redeemed at the Zero Trust's redemption price, which is typically a lower amount.

Thirty days prior to the maturity date of the securities contained in a series of the Zero Trust, an Owner who has allocated Net Premiums to the Zero Coupon Bond Subaccount investing in that series will be notified and given the opportunity to select the Subaccount and/or Guaranteed Account into which the Policy Account Value attributable thereto should be reallocated. If no instructions are received from the Owner by NLICA within the 30-day period, the amount in the Zero Coupon Bond Subaccount will be transferred to the Money Market Subaccount.

Additional Information About the Funds and Portfolios

No one can assure that any Portfolio or the Zero Trust will achieve its stated objectives and policies

More detailed information concerning the investment objectives, policies and restrictions of the Portfolios and the Zero Trust, the expenses of the Portfolios and the Zero Trust, the risks attendant to investing in the Portfolios and the Zero Trust and other aspects of the Funds' and the Zero Trust's operations can be found in the current prospectus for each Fund and the Zero Trust and the current Statement of Additional Information for the Funds. The Funds' and the Zero Trust's prospectuses should be read carefully and kept for future reference before any decision is made concerning the allocation of Net Premium or transfers of Policy Account Value among the Subaccounts.

NLICA (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by NLICA (or an affiliate). These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay NLICA more than others. NLICA also may receive 12b-1 fees.

Addition, Deletion, or Substitution of Investments

Where permitted by applicable law, NLICA reserves the right to make certain changes to the structure and operation of the Separate Account without the Owner's consent, including, among others, the right to:

1. Remove, combine, or add Subaccounts and make the new Subaccounts available to the Owner at NLICA's discretion;

2. Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at NLICA's discretion;

3. Substitute or close Subaccounts to allocations of premiums or Policy Account Value, or both, and to existing investments or the investment of future premiums, or both, at any time in NLICA's discretion;

4. Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

5. Combine the Separate Account with other separate accounts, and/or create new separate accounts;

6. Deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7. Modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.

The particular Portfolios available under the Policies may change from time to time. Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment. New Portfolios or new share classes of currently available Portfolios may be added. Policy Owners will receive notice of any such changes that affect their Policy. Additionally, not all of the Portfolios are available in every state.

The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. NLICA will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. NLICA will notify the Owner of any changes.

                    DETAILED DESCRIPTION OF POLICY PROVISIONS

Death Benefit

General. As long as the Policy remains in force, the Insurance Proceeds of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the Beneficiary in accordance with the designated Death Benefit option. The Insurance Proceeds will be determined as of the date of the Insured's death and will be equal to:

1.   the Death Benefit; plus

2. any additional benefits due under a supplementary benefit rider attached to the Policy; minus

3.   any loan and accrued loan interest on the Policy; minus

4. any overdue deductions if the death of the Insured occurs during the Grace Period.

The Insurance Proceeds may be paid in cash or under one of the settlement options set forth in the Policy.

Death Benefit Options. The Policy provides two Death Benefit options: Option A and Option B. The Owner designates the Death Benefit option in the Application and may change it as described in "Change in Death Benefit Option." Under either option, the duration of the Death Benefit coverage depends upon the Policy's Net Cash Surrender Value. (See "Policy Duration.")

Option A. The Death Benefit is equal to the greater of: (a) the Face Amount of the Policy; and (b) the Policy Account Value as of the date of the Insured's death if this day is a Valuation Day, otherwise on the Valuation Day next following the Insured's date of death multiplied by the specified percentage shown in the table below:

  Attained Age                Percentage                   Attained Age                  Percentage
  ------------                ----------                   ------------                  ----------
  40 and under                   250%                           60                          130%
       45                        215%                           65                          120%
       50                        185%                           70                          115%
       55                        150%                      75 through 90                    105%
                                                           95 through 99                    100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

Illustration of Option A - For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no Policy loan outstanding.

Under Option A, a Policy with a Face Amount of $200,000 will generally pay a Death Benefit of $200,000. The specified percentage for an Insured under Attained Age 40 on the Policy Anniversary prior to the date of death is 250%. Because the Death Benefit must be equal to or be greater than 2.50 times the Policy Account Value, any time the Policy Account Value exceeds $80,000 the Death Benefit will exceed the Face Amount. Each additional dollar added to the Policy Account Value will increase the Death Benefit by $2.50. Thus, a 35 year old Insured with a Policy Account Value of $150,000 will have a Death Benefit of $375,000 (2.50 x $150,000); a Policy Account Value of $300,000 will yield a Death Benefit of $750,000 (2.50 x $300,000); a Policy Account Value of $400,000 will yield a Death Benefit of $1,000,000 (2.50 x $400,000).

Similarly, any time the Policy Account Value exceeds $80,000, each dollar taken out of the Policy Account Value will reduce the Death Benefit by $2.50. If at any time, however, the Policy Account Value multiplied by the specified percentage is less than the Face Amount, the Death Benefit will be the Face Amount of the Policy.

Option B. The Death Benefit is equal to the greater of: (a) the Face Amount of the Policy plus the Policy Account Value; and (b) the Policy Account Value multiplied by the specified percentage shown in the table above. (The Policy Account Value in each case is determined as of the date of the Insured's death if this day is a Valuation Day, otherwise on the Valuation Day next following the Insured's date of death.)

Illustration of Option B - For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no outstanding Policy loan.

Under Option B, a Policy with a Face Amount of $200,000 will generally pay a Death Benefit of $200,000 plus the Policy Account Value. Thus, for example, a Policy with a $50,000 Policy Account Value will have a Death Benefit of $250,000 ($200,000 plus $50,000); and a Policy Account Value of $100,000 will yield a Death Benefit of $300,000. Since the specified percentage is 250%, the Death Benefit will be at least 2.50 times the Policy Account Value. As a result, if the Policy Account Value exceeds $133,333, the Death Benefit will be greater than the Face Amount plus the Policy Account Value. Each additional dollar added to the Policy Account Value above $133,333 will increase the Death Benefit by $2.50. An Insured with a Policy Account Value of $150,000 will therefore have a Death Benefit of $375,000 (2.50 x $150,000); a Policy Account Value of $300,000 will yield a Death Benefit of $750,000 (2.50 x $300,000); and a Policy Account Value of $500,000 will yield a Death Benefit of $1,250,000 (2.50 x $500,000).

Similarly, any time the Policy Account Value exceeds $133,333, each dollar taken out of the Policy Account Value will reduce the Death Benefit by $2.50. If at any time, however, the Policy Account Value multiplied by the applicable percentage is less than the Face Amount plus the Policy Account Value, the Death Benefit will be the Face Amount plus the Policy Account Value.

Which Death Benefit Option to Choose. If an Owner prefers to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, the Owner should choose Option B. If an Owner is satisfied with the amount of the Insured's existing insurance coverage and prefers to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Account Value, the Owner should choose Option A.

Change in Death Benefit Option. After the second Policy Year at any time when the Death Benefit would be the Face Amount (if Option A is in effect) or the Face Amount plus the Policy Account Value (if Option B is in effect), the Owner may change the Death Benefit option in effect by sending NLICA a completed application for change. No charges will be imposed to make a change in the Death Benefit option. The effective date of any such change will be the Policy Processing Day on or next following the date NLICA receives the completed application for change.

If the Death Benefit option is changed from Option A to Option B, on the effective date of the change, the Death Benefit will not change and the Face Amount will be decreased by the Policy Account Value on that date. However, this change may not be made if it would reduce the Face Amount to less than the Minimum Face Amount.

If the Death Benefit option is changed from Option B to Option A, on the effective date of the change, the Death Benefit will not change and the Face Amount will be increased by the Policy Account Value on that date.

A change in the Death Benefit option may affect the Net Amount at Risk over time, which, in turn, would affect the monthly cost of insurance charge. Changing from Option A to Option B will generally result in a Net Amount at Risk that remains level. Such a change will result in a relative increase in the cost of insurance charges over time because the Net Amount at Risk will, unless the Death Benefit is based on the applicable percentage of Policy Account Value, remain level rather than decreasing as the Policy Account Value increases. Unless the Death Benefit is based on the applicable percentage of Policy Account Value, changing from Option B to Option A will, if the Policy Account Value increases, decrease the Net Amount at Risk over time, thereby reducing the cost of insurance charge.


The effects of these Death Benefit option changes on the Face Amount, Death Benefit and Net Amount at Risk can be illustrated as follows. Assume that a contract under Option A has a Face Amount of $500,000 and a Policy Account Value of $100,000 and, therefore, a Death Benefit of $500,000 and a Net Amount at Risk of $400,000 ($500,000 - $100,000). If the Death Benefit option is changed from Option A to Option B, the Face Amount will decrease from $500,000 to $400,000 and the Death Benefit and Net Amount at Risk would remain the same. Assume that a contract under Option B has a Face Amount of $500,000 and a Policy Account Value of $50,000 and, therefore, the Death Benefit is $550,000 ($500,000 + $50,000) and a Net Amount at Risk of $500,000 ($550,000 - $50,000).

If the Death Benefit option is changed from Option B to Option A, the Face Amount will increase to $550,000, and the Death Benefit and Net Amount at Risk would remain the same.

If a change in the Death Benefit option would result in cumulative premiums exceeding the maximum premium limitations under the Internal Revenue Code for life insurance, NLICA will not effect the change.

A change in the Death Benefit option may have federal income tax consequences. The Owner of a Policy should consult a tax advisor before changing the Death Benefit option.

How the Death Benefit May Vary. The amount of the Death Benefit may vary with the Policy Account Value. The Death Benefit under Option A will vary with the Policy Account Value whenever the specified percentage of Policy Account Value exceeds the Face Amount of the Policy. The Death Benefit under Option B will always vary with the Policy Account Value because the Death Benefit equals the greater of: (a) the Face Amount plus the Policy Account Value; and (b) the Policy Account Value multiplied by the specified percentage.

Ability to Adjust Face Amount

Subject to certain limitations, an Owner may generally, at any time after the second Policy Year, increase or decrease the Policy's Face Amount by submitting a written application to NLICA. The effective date of the increase or decrease will be the Policy Processing Day on or next following NLICA's approval of the request. An increase or decrease in Face Amount may have tax consequences. (See "Tax Treatment of Policy Benefits.") The Owner of a Policy should consult a tax advisor before increasing or decreasing the Face Amount. The effects of changes in Face Amount on Policy charges, as well as other considerations, are described below.

Increase. A request for an increase in Face Amount may not be for less than $25,000 (or such lesser amount required in a particular state). The Owner may not increase the Face Amount after the Insured's Attained Age 75 or if the Face Amount was increased during the prior 12-month period. To obtain the increase, the Owner must submit an application for the increase and provide Evidence of Insurability satisfactory to NLICA.

On the effective date of an increase, and taking the increase into account, the Net Cash Surrender Value must be equal to the Monthly Deductions then due and the expense charge for the increase in Face Amount. If the Net Cash Surrender Value is not sufficient, the increase will not take effect until the Owner makes a sufficient additional premium payment to increase the Net Cash Surrender Value.

An increase in the Face Amount will generally affect the total Net Amount at Risk, which will increase the monthly cost of insurance charges. An increase in Face Amount will increase the amount of any Additional Surrender Charge. A Face Amount increase expense charge will also be deducted. (See "Face Amount Increase Charge.") In addition, different cost of insurance rates may apply to the increase in insurance coverage. (See "Monthly Deductions.")

After increasing the Face Amount, the Owner will have the right: (a) during the Free-Look period following the effective date of the increase, to have the increase canceled and receive a credit or refund equal to the cost of insurance charge and the increase charge deducted for the increase; and (b) during the first 24 months following the increase, to exchange the increase in Face Amount for a fixed benefit permanent life insurance policy issued by NLICA. (See "Transfers of Policy Account Value.")

Decrease. The amount of a Face Amount decrease must be for at least $25,000 (or such lesser amount required in a particular state). The Face Amount after any decrease may not be less than the Minimum Face Amount. A decrease in Face Amount will not be permitted if the Face Amount was increased during the prior 12-month period. To the extent a decrease in the Face Amount could result in cumulative premiums exceeding the maximum premium limitations applicable for life insurance under the Code, NLICA will not effect the decrease.

A decrease in the Face Amount generally will decrease the total Net Amount at Risk, which will decrease an Owner's monthly cost of insurance charges. A decrease in the Face Amount may result in the imposition of a Surrender Charge as of the Policy Processing Day on which the decrease becomes effective. (See "Surrender Charges.")

Any Surrender Charge applicable to a decrease will be deducted from the Policy Account Value and the remaining Surrender Charge will be reduced by the amount deducted. The Surrender Charge will be deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in such account bears to the total unloaned Policy Account Value.

For purposes of determining the cost of insurance charge and Surrender Charges, any decrease in the Face Amount will reduce the Face Amount in the following order: (a) the Face Amount provided by the most recent increase; (b) the next most recent increases, successively; and (c) the Initial Face Amount.

Insurance Protection

An Owner may increase or decrease the insurance protection provided by the Policy (i.e., the Net Amount at Risk) in one of several ways, as insurance needs change. These ways include increasing or decreasing the Face Amount, changing the level of premium payments, and by making a partial withdrawal of Net Cash Surrender Value. The consequences of each are summarized below.

A decrease in Face Amount will decrease the insurance protection. It will not reduce the Policy Account Value, except for the deduction of any Surrender Charge applicable to the decrease. The Monthly Deductions will generally be correspondingly lower following the decrease.

An increase in Face Amount will generally increase the amount of insurance protection, depending on the Policy Account Value and specified percentage. If the insurance protection is increased, Monthly Deductions will increase as well.

Under Death Benefit Option A, until the specified percentage of Policy Account Value exceeds the Face Amount, then: (a) if the Owner increases the premium payments from the current level, the amount of insurance protection will generally be reduced; and (b) if the Owner reduced the premium payments from the current level, the amount of insurance protection will generally be increased.

Under Death Benefit Option B, until the specified percentage of Policy Account Value exceeds the Face Amount plus the Policy Account Value, the level of premium payments will not affect the amount of insurance protection. (However, both the Policy Account Value and Death Benefit will be increased if premium payments are increased and reduced if premium payments are reduced.)

Under either Death Benefit option, if the Death Benefit is the specified percentage of Policy Account Value, then: (a) if the Owner increases premium payments from the current level, the amount of insurance protection will increase; and (b) if the Owner reduces the premium payments from the current level, the amount of insurance protection will decrease.

A partial withdrawal of Net Cash Surrender Value will reduce the Death Benefit. If Death Benefit Option A is in effect, the withdrawal will decrease the Policy's Face Amount by the amount withdrawn plus the partial withdrawal expense charge. If Death Benefit Option B is in effect, it will not reduce the amount of insurance protection unless the Death Benefit is based on the specified percentage of Policy Account Value. In this event, however, the decrease in the Death Benefit will be greater than the amount of a withdrawal.

An increase or decrease in the Policy's insurance protection may have tax consequences. The Owner of a Policy should consult a tax advisor before increasing or decreasing the insurance protection.

Payment and Allocation of Premiums

Issuance of a Policy. In order to purchase a Policy, an individual must make Application to NLICA through a licensed NLICA agent who is also a registered representative of 1717 Capital Management Company ("1717") or a broker/dealer having a selling agreement with 1717 or a broker/dealer having a selling agreement with such a broker/dealer. If NLICA accepts the Application, a Policy will be issued in consideration of payment of the Minimum Initial Premium set forth in the Policy. The Minimum Face Amount of a Policy is $100,000. If the applicant submits the Application and/or initial premium to his or her agent, NLICA will not begin processing the purchase order until NLICA receives the Application and initial premium from the agent's broker-dealer.

NLICA reserves the right to revise its rules from time to time to specify a different Minimum Face Amount for subsequently issued Policies. The maximum Face Amount for a Policy in New York State is $2,500,000. A Policy will be issued only with respect to Insureds who have an Issue Age of 80 or less and who provide NLICA with satisfactory Evidence of Insurability. Acceptance is subject to NLICA's underwriting rules. NLICA reserves the right to reject an Application for any reason permitted by law. (See "Distribution of Policies.")

At the time the Application for a Policy is signed, an applicant can, subject to NLICA's underwriting rules, obtain temporary insurance protection, pending issuance of the Policy. The amount of temporary insurance protection provided by NLICA may be less than the full amount of coverage that the Owner later receives.

Amount and Timing of Premiums. No insurance will take effect until the Minimum Initial Premium is paid, the underwriting process has been completed, the Application has been approved, and the proposed Insured is alive and in the same condition of health as described in the Application. We begin to deduct monthly charges from the Policy Account Value on the Policy Issue Date. Prior to the Final Policy Date and while the Policy is in force, an Owner may make additional premium payments at any time and in any amount, subject to the limitations set forth below. Each premium payment must be for at least $25. If the Owner submits a premium payment to his or her agent, NLICA will not begin processing the premium until NLICA receives it from the agent's broker-dealer.

Subject to certain limitations described below, an Owner has considerable flexibility in determining the amount and frequency of premium payments.

At the time of application, each Owner will select a Planned Periodic Premium schedule, based on a periodic billing mode of annual, semi-annual, or quarterly payment. The Owner is entitled to receive a premium reminder notice from NLICA at the specified interval. The Owner may change the Planned Periodic Premium frequency and amount. Also, under the automatic payment plan, the Owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source, rather than being "billed."

Any payments made while there is an outstanding Policy loan are considered loan repayments, unless NLICA is notified in writing that the amount is to be applied as a premium payment. The Owner is not required to pay the Planned Periodic Premiums in accordance with the specified schedule. The Owner has the flexibility to alter the amount and frequency of premium payments. However, payment of the Planned Periodic Premiums does not guarantee that the Policy will remain in force. Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value. Thus, even if Planned Periodic Premiums are paid, the Policy may lapse whenever the Net Cash Surrender Value is insufficient to pay the Monthly Deductions and any other charges and if a Grace Period expires without an adequate payment by the Owner.

Premium Limitations. The Code provides for exclusion of the death benefit from a beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under a policy exceed such limits. NLICA has established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits. If a premium is paid which would result in total premiums exceeding such limits, NLICA will accept only that portion of the premium that would make total premiums equal the maximum amount that may be paid under the Policy. NLICA will notify the Owner of available options with regard to the excess premium. If a satisfactory arrangement is not made, NLICA will refund this excess to the Owner. If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's Death Benefit over the Policy's Cash Surrender Value should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the death benefit at any time. As a result, any Policy changes that affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations. To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, NLICA will not effect such change. (See "Federal Income Tax Considerations.") NLICA reserves the right to require satisfactory Evidence of Insurability before accepting a premium payment that would increase the Net Amount at Risk.

Refund of Excess Premium for Modified Endowment Contracts. At the time a premium is credited which would cause the Policy to become a Modified Endowment Contract ("MEC"), NLICA will notify the Owner that the Policy will become a MEC unless the Owner requests a refund of the excess premium within 30 days after receiving the notice. If the Owner requests a refund, NLICA will deduct the Policy Account Value attributable to the excess premium (including any interest or earnings on the excess premium) from the Subaccounts and/or the Guaranteed Account in the same proportion as the premium was initially allocated to the Subaccounts and/or the Guaranteed Account. The excess premium paid (including any interest or earnings on the excess premium) will be returned to the Owner. For more information on MECs, see "Federal Income Tax Considerations."

Allocation of Net Premiums. The Owner indicates in the Application how Net Premiums should be allocated among the Subaccounts and/or the Guaranteed Account. The percentages of each Net Premium that may be allocated to any account must be in whole numbers and the sum of the allocation percentages must be 100%. NLICA allocates the Net Premiums as of the date it receives such premium at its Service Center according to the Owner's current premium allocation instructions, unless otherwise specified.

The values of the Subaccounts will vary with their investment experience and the Owner bears the entire investment risk. Owners should periodically review their allocation schedule in light of market conditions and the Owner's overall financial objectives.

Delay in Allocation. Certain states require NLICA to refund all payments (less any partial withdrawals and indebtedness) in the event the Owner cancels the Policy during the Free-Look period. See "Free-Look Privileges." In those states, NLICA will allocate to the Money Market Subaccount any premiums the Owner requests be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the Policy Issue Date; or (2) the date NLICA receives the Minimum Initial Premium. After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Subaccounts as indicated in the Application. NLICA invests all Net Premiums paid thereafter based on the allocation percentages then in effect.

Replacement of Existing Insurance. It may not be in an Owner's best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. Owners should compare their existing insurance and the Policy carefully. Owners should replace their existing insurance only when they determine that the Policy is better for them. Owners may have to pay a surrender charge on their existing insurance, and the Policy will impose a new Surrender Charge period. Owners should talk to their financial professional or tax adviser to make sure the exchange will be tax-free. If an Owner surrenders his or her existing policy for cash and then buys the Policy, he or she may have to pay a tax, including possibly a penalty tax, on the surrender. Because NLICA will not issue the Policy until NLICA has received an initial premium from the Owner's existing insurance company, the issuance of the Policy may be delayed.

Policy Account Value

The Policy Account Value is the total amount of value held under the Policy at any time. It is equal to the sum of the Policy's values in the Subaccounts, the Guaranteed Account and the Loan Account. Policy Account Value varies from day to day, depending on the investment performance of the Subaccounts chosen by the Owner, interest NLICA credits to the Guaranteed Account, charges NLICA deducts, and any other transactions (e.g., transfers, partial withdrawals, and loans). Net Premiums are credited to the Policy Account Value on the basis of the unit value of a Subaccount next determined after NLICA's receipt of the Net Premium. NLICA does not guarantee a minimum Policy Account Value. The Policy Account Value minus any applicable Surrender Charge or Additional Surrender Charge is the Cash Surrender Value.

The Policy Account Value and Cash Surrender Value will reflect the investment performance of the chosen Subaccounts, the crediting of interest in excess of 4% (the guaranteed minimum) for the Guaranteed Account and the Loan Account, any Net Premiums paid, any transfers, any partial withdrawals, any loans, any loan repayments, any loan interest paid, and any charges assessed in connection with the Policy.

Calculation of Policy Account Value. The Policy Account Value is determined first on the Policy Date and thereafter at the close of each Valuation Day. On the Policy Date, the Policy Account Value equals the Net Premiums received less any Monthly Deductions on the Policy Date. On each Valuation Day after the Policy Date, the Policy Account Value is:

1. Policy Account Value in each Subaccount, determined by multiplying the number of units of the Subaccount by the Subaccount's unit value on that date;

2.   Policy Account Value in the Guaranteed Account; plus

3.   Policy Account Value in the Loan Account.

Determination of Number of Units. Allocated Net Premiums, or Policy Account Value transferred to a Subaccount are used to purchase units of that Subaccount; units are redeemed when amounts are deducted, transferred or withdrawn. The number of units of a Subaccount at any time equals the number of units purchased minus the number of units redeemed up to such time. For each Subaccount, the number of units purchased or redeemed in connection with a particular transaction is determined by dividing the dollar amount by the unit value.

Determination of Unit Value. The unit value of a Subaccount on any Valuation Day is equal to the unit value on the immediately preceding Valuation Day multiplied by the net investment factor for that Subaccount on that Valuation Day.

Net Investment Factor. The net investment factor for each Subaccount measures the investment performance of a Subaccount from one Valuation Day to the next.

The factor increases to reflect investment income and capital gains, realized and unrealized, for the shares of the underlying Portfolio. The factor decreases to reflect any capital losses, realized or unrealized, for the shares of the underlying Portfolio as well as the asset charge for mortality and expense risks.

The asset charge for mortality and expense risks and the transaction charge for the Zero Coupon Bond Subaccount will be deducted in determining the applicable net investment factor.

Policy Duration

Policy Lapse. The Policy will remain in force as long as the Net Cash Surrender Value of the Policy is sufficient to pay the Monthly Deductions and other charges under the Policy. When the Net Cash Surrender Value is insufficient to pay the charges and the Grace Period expires without an adequate premium payment by the Owner, the Policy may lapse and terminate without value. If the Policy enters a Grace Period, NLICA will mail a notice to the Owner's last known address. Notwithstanding the foregoing, during the first two Policy Years the Policy will not lapse if the Minimum Guarantee Premium has been paid.

The Policy provides for a 61-day Grace Period that is measured from the date on which notice is sent by NLICA indicating that the Grace Period has begun. Thus, the Policy does not lapse, and the insurance coverage continues, until the expiration of this Grace Period. To prevent lapse, the Owner must, during the Grace Period, make a premium payment equal to three Monthly Deductions. The notice sent by NLICA will specify the payment required to keep the Policy in force. If the Insured dies during the Grace Period, NLICA will pay the Insurance Proceeds.

Reinstatement. A Policy that lapses may be reinstated at any time within three years (or longer period required in a particular state) after the expiration of the Grace Period and before the Final Policy Date by submitting Evidence of Insurability satisfactory to NLICA and payment of an amount sufficient to keep the Policy in force for at least three months following the date that the reinstatement application is approved. Upon reinstatement, the Policy Account Value is based upon the premium paid to reinstate the Policy. A reinstated Policy has the same Policy Date as it had prior to the lapse.

Disruptive Trading

Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading"). We discourage (and will take action to deter) disruptive trading in the Policies because the frequent movement between or among Subaccounts may negatively impact other Policy Owners. Short-term trading can result in:

o    the dilution of the value of Policy Owners' interests in the Portfolio;

o Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect Policy Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies.

Redemption Fees. Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount. The fee is assessed against the amount transferred and is paid to the Portfolio. Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading. For more information on Short-Term Trading Fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions. We monitor exchange activity in order to identify those who may be engaged in disruptive trading practices. Transaction reports are produced and examined. Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period. We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or the Guaranteed Account) involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted. In general, we will adhere to the following guidelines:

--------------------------------------------- --------------------------------------------------------------------------------------
Trading Behavior                              Our Response
--------------------------------------------- --------------------------------------------------------------------------------------
--------------------------------------------- --------------------------------------------------------------------------------------
6 or more transfers in one calendar quarter   We will mail a letter to the Policy Owner notifying them that:
                                              (1)      they have been identified as engaging in harmful trading practices; and
                                              (2)      if their transfers exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.
--------------------------------------------- --------------------------------------------------------------------------------------
--------------------------------------------- --------------------------------------------------------------------------------------
More than 11 transfers in 2 consecutive       We will automatically limit the Policy Owner to submitting transfer requests via U.S.
calendar quarters                             mail.
OR
More than 20 transfers in one calendar year
--------------------------------------------- --------------------------------------------------------------------------------------

Each January 1st, we will start the monitoring anew, so that each Policy starts with 0 transfers each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Policies. Some investment advisers/representatives manage the assets of multiple NLICA policies and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners. We will automatically require these multi-contract advisers to submit all transfer requests via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly. Some transfers do not count as transfers for purposes of monitoring for disruptive trading (see below).

Transfers of Policy Account Value

Transfers. The Owner may transfer the Policy Account Value between and among the Subaccounts and the Guaranteed Account by making a transfer request to NLICA. The amount transferred must be at least $1,000, unless the total value in an account is less than $1,000, in which case the entire amount may be transferred.

After 12 transfers have been made in any Policy Year, a $25 transfer charge will be deducted from each transfer during the remainder of such Policy Year. All transfers included in each telephone, fax, e-mail, or written request are treated as one transfer. Transfers are made as of the date NLICA receives a written request at its Service Center. Some transfers are not subject to a transfer charge and do not count as one of the 12 "free" transfers in any Policy Year. We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners (see "Disruptive Trading" above). Under present law, transfers are not taxable transactions.

Special Transfer Right. During the first two years following the Issue Date, the Owner may, on one occasion, transfer the entire Policy Account Value in the Subaccounts to the Guaranteed Account. The transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

Conversion Privilege for Increase in Face Amount. During the first two years following an increase in Face Amount, the Owner may, on one occasion, without Evidence of Insurability, exchange the amount of the increase in Face Amount for a fixed-benefit permanent life insurance policy. Such an exchange may, however, have federal income tax consequences. (See "Tax Treatment of Policy Benefits.") Premiums under this new policy will be based on the Sex, Attained Age and Premium Class of the Insured on the effective date of the increase in the Face Amount of the Policy. The new policy will have the same face amount and issue date as the amount and effective date of the increase. NLICA will refund the Monthly Deductions for the increase made on each Policy Processing Day between the effective date of the increase to the date of conversion and the expense charge for such increase. The transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

Transfer Right for Change in Investment Policy of a Subaccount. If the investment policy of a Subaccount is materially changed, the Owner may transfer the portion of the Policy Account Value in such Subaccount to another Subaccount or to the Guaranteed Account. We will not assess a transfer charge in connection with the transfer and the transfer will not count as a transfer for purposes of assessing a transfer fee. However, the transfer will count as a transfer for purposes of monitoring for disruptive trading.


Automatic Asset Rebalancing. Automatic Asset Rebalancing is a feature, which, if elected, authorizes periodic transfers of Policy Account Values among the Subaccounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages. NLICA reserves the right to suspend Automatic Asset Rebalancing at any time, for any class of Policies, for any reason. There is no additional charge for this program. Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee. However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.

Dollar Cost Averaging. Dollar Cost Averaging is a program that, if elected, enables the Owner to systematically and automatically transfer, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount or the Guaranteed Account. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of short-term market fluctuations. NLICA, however, makes no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. There is no additional charge for this program. NLICA reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner. Dollar cost averaging transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading.


Free-Look Privileges

Free-Look for Policy. The Policy provides for an initial Free-Look period. The Owner may cancel the Policy until the latest of: (a) 45 days after Part I of the Application for the Policy is signed; (b) 10 days after the Owner receives the Policy; and (c) 10 days after NLICA mails the Notice of Withdrawal Right to the Owner. Upon giving written notice of cancellation and returning the Policy to NLICA's Service Center, to one of NLICA's other offices, or to the NLICA representative from whom it was purchased, the Owner will receive a refund equal to the sum of: (i) the Policy Account Value as of the date the returned Policy is received by NLICA at its Service Center or the NLICA representative through whom the Policy was purchased; (ii) any Premium Expense Charges deducted from premiums paid; (iii) any Monthly Deductions charged against the account; (iv) any mortality and expense risk charges deducted from the value of the net assets of the Separate Account; and (v) any advisory fees and any other fees and expenses of the Funds. A refund of all premiums paid is made for Policies delivered in states that require such a refund. NLICA may postpone payment of the refund under certain conditions.

Free-Look for Increase in Face Amount. Any requested increase in Face Amount is also subject to a Free-Look privilege. The Owner may cancel a requested increase in Face Amount until the latest of: (a) 45 days after the application for the increase is signed; (b) 10 days after the Owner receives the new Policy schedule pages reflecting the increase; and (c) 10 days after NLICA mails a Notice of Withdrawal Right to the Owner. Upon requesting cancellation of the increase, an amount equal to all cost of insurance charges attributable to the increase plus the Face Amount increase charge will be credited to the accounts in the same proportion as they were deducted, unless the Owner requests a refund of such amount. NLICA may postpone payment of the refund under certain conditions.

Loan Privileges

General. The Owner may at any time after the Issue Date borrow money from NLICA sing the Policy Account Value as the security for the loan. The Owner may obtain Policy loans in a minimum amount of $500 (or such lesser minimum required in a particular state) but not exceeding the Policy's Net Cash Surrender Value on the date of the loan. While the Insured is living, the Owner may repay all or a portion of a loan and accrued interest.

Interest Rate Charged. Interest is charged on Policy loans at an effective annual rate of 6%.

Allocation of Loans and Collateral. The Owner may specify that NLICA transfer the amount of a Policy loan from specific Subaccounts, but may not request that NLICA transfer this amount from the Guaranteed Account. However if the Owner does not specify Subaccounts, NLICA will allocate the amount of a Policy loan among the Subaccounts and/or the Guaranteed Account based upon the proportion that the value of the Subaccounts and/or the Guaranteed Account Value bear to the total unloaned Policy Account

Value at the time the loan is made. Transfers to and from the Loan Account do not count as transfers for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

The collateral for a Policy loan is the loan amount plus accrued interest to the next Policy Anniversary, less interest at an effective annual rate of 4%, which is earned to such Policy Anniversary. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid interest added to the loan balance) minus any loan repayments.

Interest Credited to Loan Account. As long as the Policy is in force, NLICA credits the amount in the Loan Account with interest at effective annual rates it determines, but not less than 4% or such higher minimum rate required under state law. The rate will apply to the calendar year that follows the date of determination. Loan interest credited is transferred to the accounts: (a) when loan interest is added to the loaned amount; (b) when a loan repayment is made; and (c) when a new loan is made. NLICA currently credits 4.5% interest annually to the amount in the Loan Account until the Policy's 10th anniversary or until Attained Age 60, whichever is later, and 5.75% annually thereafter. The tax consequences of a Policy loan after the later of a Policy's 10th anniversary or Attained Age 60 are less clear. Owners should consult a tax adviser with respect to such consequences.

Effect of Policy Loans. A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the Death Benefit. Loan amounts are not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account. The amount of any outstanding Policy loan and accrued interest will be deducted in determining the Net Cash Surrender Value or Insurance Proceeds at death.

Loan Repayments. An Owner may repay all or part of a Policy loan at any time while the Insured is alive and the Policy is in force. Unless prohibited by a particular state, NLICA will assume that any payments made while there is an outstanding loan is a loan repayment, unless it receives written instructions that the payment is a premium payment. Repayments up to the amount of the outstanding loan are allocated to the accounts based on the amount of the outstanding loan allocated to each account as of the date of repayment; any repayment in excess of the amount of the outstanding loan will be allocated to the accounts based on the amount of interest due on the portion of the outstanding loan allocated to each account. For this purpose, the amount of the interest due is determined as of the next Policy Anniversary. Failure to repay a loan or to pay loan interest will not cause the Policy to lapse unless the Net Cash Surrender Value on the Policy Processing Day is less than the Monthly Deduction due. (See "Policy Duration.")

Tax Considerations. Any loans taken from a Modified Endowment Contract will be treated as a taxable distribution. In addition, with certain exceptions, a 10% additional income tax penalty will be imposed on the portion of any loan that is included in income. (See "Distributions from Policies Classified as Modified Endowment Contracts.") Depending upon the investment performance of the Subaccounts and the amounts borrowed, loans may cause the Policy to lapse. If the Policy is not a Modified Endowment Contract, lapse of the Policy with outstanding loans may result in adverse tax consequences. (See "Tax Treatment of Policy Benefits.")

Surrender Privilege


At any time before the earlier of the death of the Insured and the Final Policy Date, the Owner may surrender the Policy for its Net Cash Surrender Value. You must complete and sign our surrender form and send it to us at our Service Center. You may obtain the surrender form by calling us at (800) 688-5177. The Net Cash Surrender Value is determined as of the date we receive the surrender form at our Service Center if it received on a Valuation Day. Otherwise, the Net Cash Surrender Value will be determined on the Valuation Day next following NLICA's receipt of the surrender form. At the time the Net Cash Surrender Value is determined, coverage under the Policy will end. NLICA generally will pay the Net Cash Surrender Value to the Owner within seven days after NLICA receives the signed surrender request. NLICA may postpone payment of surrenders under certain conditions. NLICA will assess a Surrender Charge if the Policy is surrendered before the 10th Policy Year. (See "Surrender Charges.") A surrender may have adverse federal income tax consequences. (See "Tax Treatment of Policy Benefits.")


Partial Withdrawal Privilege

After the first Policy Year, at any time before the earlier of the death of the Insured and the Final Policy Date, the Owner may withdraw a portion of the Policy's Net Cash Surrender Value. The minimum amount that may be withdrawn is $1,500. A withdrawal charge will be deducted from the Policy Account Value. A partial withdrawal will not result in the imposition of Surrender Charges.

NLICA will process each partial withdrawal on the date it receives the Owner's request if this is a Valuation Day, otherwise on the Valuation Day next following NLICA's receipt of the request. NLICA generally will pay a partial withdrawal request within seven days after the Valuation Day when NLICA receives the request. NLICA may postpone payment of partial withdrawals under certain conditions.

The Owner may specify that NLICA allocate the withdrawn amount and withdrawal charge from specific Subaccounts but may not request that NLICA allocate this amount from the Guaranteed Account. If the Owner does not specify any Subaccounts, the withdrawn amount and withdrawal charge will be allocated based on the proportion that the Policy Account Value in any Subaccount and the Guaranteed Account bear to the total unloaned Policy Account Value.

The effect of a partial withdrawal on the Death Benefit and Face Amount will vary depending upon the Death Benefit option in effect and whether the Death Benefit is based on the applicable percentage of Policy Account Value. (See "Death Benefit Options.")

Option A. The effect of a partial withdrawal on the Face Amount and Death Benefit under Option A can be described as follows:

                If the Death Benefit equals the Face Amount, a partial withdrawal will reduce the Face Amount and the Death Benefit by the amount of the partial withdrawal.

                For the purposes of this illustration (and the following illustrations of partial withdrawals), assume that the Attained Age of the Insured is under 40 and there is no indebtedness. The applicable percentage is 250% for an Insured with an Attained Age under 40.

                Under Option A, a Policy with a Face Amount of $300,000 and a Policy Account Value of $30,000 will have a Death Benefit of $300,000. Assume that the Owner takes a partial withdrawal of $10,000. The partial withdrawal will reduce the Policy Account Value to $19,975 ($30,000 - $10,000 - $25) and the Death Benefit and Face Amount to $290,000 ($300,000 - $10,000).

                If the Death Benefit immediately prior to the partial withdrawal is based on the applicable percentage of Policy Account Value, the Face Amount will be reduced by an amount equal to the amount of the partial withdrawal. The Death Benefit will be reduced to equal the greater of:
       (a) the Face Amount after the partial withdrawal; and (b) the applicable percentage of the Policy Account Value after deducting the amount of the partial withdrawal and expense charge.

                Under Option A, a Policy with a Face Amount of $300,000 and a Policy Account Value of $300,000 will have a Death Benefit of $750,000. Assume that the Owner takes a partial withdrawal of $49,975. The partial withdrawal will reduce the Policy Account Value to $250,000 ($300,000 - $49,975 - $25) and the Face Amount to $250,025 ($300,000 - $49,975). The
       Death Benefit is the greater of: (a) the Face Amount of $250,025; and (b) the applicable percentage of the Policy Account Value $625,000 ($250,000 x 2.5). Therefore, the Death Benefit will be $625,000.

Option B. The Face Amount will never be decreased by a partial withdrawal. A partial withdrawal will, however, always decrease the Death Benefit.

                If the Death Benefit equals the Face Amount plus the Policy Account Value, a partial withdrawal will reduce the Policy Account Value by the amount of the partial withdrawal and expense charge and thus the Death Benefit will also be reduced by the amount of the partial withdrawal and the expense charge.

                Under Option B, a Policy with a Face Amount of $300,000 and a Policy Account Value of $90,000 will have a Death Benefit of $390,000 ($300,000 + $90,000). Assume the Owner takes a partial withdrawal of $20,000. The partial withdrawal will reduce the Policy Account Value to $69,975 ($90,000 - $20,000 - $25) and the Death Benefit to $369,975
       ($300,000 + $69,975). The Face Amount is unchanged.

                If the Death Benefit immediately prior to the partial withdrawal is based on the applicable percentage of Policy Account Value, The Death Benefit will be reduced to equal the greater of: (a) the Face Amount plus the Policy Account Value after deducting the partial withdrawal and expense charge; and (b) the applicable percentage of Policy Account Value after deducting the amount of the partial withdrawal and the expense charge.

                Under Option B, a Policy with a Face Amount of $300,000 and a Policy Account Value of $300,000 will have a Death Benefit of $750,000 ($300,000 x 2.5). Assume the Owner takes a partial withdrawal of $149,975. The partial withdrawal will reduce the Policy Account Value to $150,000 ($300,000 - $149,975 - $25) and the Death Benefit to the greater of: (a) the Face Amount plus the Policy Account Value $450,000 ($300,000 + $150,000); and (b) the Death Benefit based on the applicable percentage of the Policy Account Value $375,000 ($150,000 x 2.5). Therefore, the Death Benefit will be $450,000. The Face Amount is unchanged.

Any decrease in Face Amount due to a partial withdrawal will first reduce the most recent increase in Face Amount, then the most recent increases, successively, and lastly, the Initial Face Amount.


Because a partial withdrawal can affect the Face Amount and the Death Benefit as described above, a partial withdrawal may also affect the Net Amount at Risk, which is used to calculate the cost of insurance charge under the Policy. (See "Cost of Insurance.") A request for partial withdrawal may not be allowed if or to the extent that such withdrawal would reduce the Face Amount below the Minimum Face Amount for the Policy. Also, if a partial withdrawal would result in cumulative premiums exceeding the maximum premium limitations applicable under the Code for life insurance, NLICA will not allow such partial withdrawal.


A partial withdrawal of Net Cash Surrender Value may have federal income tax consequences. (See "Tax Treatment of Policy Benefits.")

Accelerated Death Benefit Rider

Under the Accelerated Death Benefit Rider, the Owner may receive an accelerated payment of part of the Policy's Death Benefit when the Insured develops a non-correctable medical condition that is expected to result in his or her death within 12 months. For Owners who elected the Rider prior to November 13, 2001 (or such other date pursuant to state availability), the Rider also permits the Owner to receive this accelerated payment if the Insured has been confined to a nursing care facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no additional charge for this Rider. However an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid. The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain. The Owner should consult a tax adviser before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.

Long-Term Care Benefit Riders

NLICA offers three Long-Term Care Benefit Riders under the Policy: the Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider"), the Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider"), and the Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider"). If the Owner elects to add the LTC Acceleration Rider to the Policy, he or she must also add the LTC Waiver Rider, while the Owner may also add the LTC Extended Rider. The Owner cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.

Under these riders, the Owner may receive periodic payments of a portion of the Death Benefit if the Insured becomes "chronically ill" so that the Insured:

1. is unable to perform at least 2 activities of daily living without substantial human assistance for a period if at least 90 days due to a loss a functional capacity; or

2. requires substantial supervision to protect the Insured from threats to heath and safety due to his or her own severe cognitive impairment.

The Long-Term Care Benefit Riders also provide for the payment of monthly premiums (equal on an annual basis to the Minimum Annual Premium specified on the Policy schedule) up to the date specified on the Policy schedule, and the waiver of Monthly Deductions after that date, as well as a residual Death Benefit.

An optional Long-Term Care Benefit Rider may also be elected which provides for periodic reimbursements of expenses incurred for "qualified long-term care services" following the full payment of the acceleration death benefit.

Each of the Long-Term Care Benefit Riders imposes a monthly charge on either the Net Amount at Risk under the Policy or the coverage amount of the rider. Depending on the rider, the charge may be at a rate that varies based on the Attained Age and sex of the Insured and increases annually as the Insured ages, or may be level for the duration of the rider based on the age of the Insured when the rider is issued. If the Owner increases the rider coverage amount, a new charge based on the Attained Age of the Insured at that time may apply to the increase. NLICA may increase the rates for these charges on a class basis. Once NLICA begins to pay benefits, NLICA waives the charge under certain of the riders until the Insured no longer qualifies for rider benefits and is not chronically ill.

There may be federal income tax consequences associated with the Long-Term Care Benefit Riders. NLICA believes that benefits payable under the LTC Acceleration Rider and the LTC Extended Rider should be excludable from gross income under the Code. The exclusion of the LTC Acceleration Rider and the LTC Extended Rider benefit payments from taxable income, however, is contingent on each rider meeting specific requirements under the Code. While guidance is limited, NLICA believes that the LTC Acceleration and the LTC Extended Riders should each satisfy these requirements.

The Owner will be deemed to have received a distribution for tax purposes each time a deduction is made from the Policy Account Value to pay charges for the LTC Acceleration Rider or the LTC Extended Rider. The distribution will generally be taxed in the same manner as any other distribution under the Policy. In addition, the implications to the Policy's continued qualification as a life insurance contract for federal tax purposes due to any reductions in Death Benefits under the Policy resulting from a benefit payment under the LTC Acceleration Rider are unclear. Owners should consult a tax adviser before adding the Long-Term Care Benefit Riders to the Policy.

                             CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate NLICA for:
(a) providing the insurance benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain risks in connection with the Policy; and (d) incurring expenses in distributing the Policy. In the event that there are any profits from fees and charges deducted under the Policy, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of the contracts.

Premium Expense Charge

Prior to allocation of Net Premiums, premiums paid are reduced by a Premium Expense Charge, which consists of:

Premium Tax Charge. Various states and some of their subdivisions impose a tax on premiums received by insurance companies. A charge is deducted from each premium payment to compensate NLICA for paying state premium taxes. Premium taxes vary from state to state but range from 0% to 4.0% of each premium payment. (Kentucky imposes an additional city premium tax that applies only to first year premium. This tax varies by municipality and is no greater than 12%.) A deduction of a percentage of the premium will be made from each premium payment. The applicable percentage will be based on the rate for the Insured's residence.

Percent of Premium Sales Charge. A percent of premium charge not to exceed 3% is deducted from each premium payment to partially compensate NLICA for federal taxes and the cost of selling the Policy. Currently, NLICA deducts 1.5% percent from each premium payment.

The Premium Expense Charge is a percentage of each premium payment. This means that the greater the amount and frequency of premium payments the Owner makes, the greater the amount of the Premium Expense Charge NLICA will assess.

Surrender Charges

A Surrender Charge, which consists of a Deferred Administrative Charge and a Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time before the end of the tenth Policy Year. A portion of this Surrender Charge will be deducted if the Owner decreases the Initial Face Amount before the end of the tenth Policy Year. An Additional Surrender Charge, which is an Additional Deferred Administrative Charge and an Additional Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time within ten years after the effective date of an increase in Face Amount. A portion of an Additional Surrender Charge also is deducted if the related increase of Face Amount is decreased within ten years after such increase took effect.

These surrender charges are designed partially to compensate NLICA for the cost of administering, issuing and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing Policy records and Policy issue. NLICA does not expect the surrender charges to cover all of these costs. To the extent that they do not, NLICA will cover the shortfall from its General Account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

Deferred Administrative Charge. The Deferred Administrative Charge is as follows:

                                                                                         Charge per $1,000 Face Amount
                                                                                                  Issue Ages
                                                                         -----------------------------------------------------------
                                                                                        --------------- --------------- ------------
     Policy Year                                                              1-5             15              25            35-80
     -----------                                                              ---             --              --            -----
     1-6...............................................................        0            $1.00           $2.00           $3.00
     7.................................................................        0             0.80            1.60            2.40
     8.................................................................        0             0.60            1.20            1.80
     9.................................................................        0             0.40            0.80            1.20
     10................................................................        0             0.20            0.40            0.60
     11................................................................        0              0               0               0

For Issue Ages not shown, the charge will increase pro rata for each full year.

The actual Deferred Administrative Charge is the charge described above less the amount of any Deferred Administrative Charge previously paid at the time of a decrease in Face Amount.

Deferred Sales Charge. The Deferred Sales Charge will not exceed the maximum Deferred Sales Charge specified in the Policy. The Deferred Sales Charge equals the lesser of a or b (and less any Deferred Sales Charge previously paid at the time of any prior decrease in Face Amount), where:

a = 27% of all premiums received during the first Policy Year up to the Target Premium plus 6% of all other premiums paid to the date of surrender or lapse; or

b    = the following percentage of Target Premium:

                                                                          % of Target Premium for the Initial Face
     Policy Year                                                                           Amount
                                                                         -------------------------------------------
     1-6...............................................................                     50%
     7.................................................................                     40%
     8.................................................................                     30%
     9.................................................................                     20%
     10................................................................                     10%
     11+...............................................................                      0%

Additional Deferred Sales Charge. An Additional Deferred Sales Charge is associated with each increase in Face Amount. Each Additional Deferred Sales Charge is calculated in a manner similar to the Deferred Sales Charge associated with the Initial Face Amount. The Additional Deferred Sales Charge equals the lesser of a or b (and less any Additional Deferred Sales Charge for such increase previously paid at the time of any prior decrease in Face Amount), where:

a = 27% of all premiums received for the increase up to the first Target Premium for that increase during the first twelve Policy months after the increase plus 6% of all premiums thereafter; or
b    = the following percentage of Target Premium:

                                                                          % of Target Premium for the Initial Face
     Policy Year                                                                           Amount
                                                                         -------------------------------------------
     1-6...............................................................                     50%
     7.................................................................                     40%
     8.................................................................                     30%
     9.................................................................                     20%
     10................................................................                     10%
     11+...............................................................                      0%

The maximum Target Premium for any Policy is $65.76 per $1,000 of Face Amount.

Surrender Charge Upon Decrease in Face Amount. A Surrender Charge may be deducted on a decrease in Face Amount. In the event of a decrease, the Surrender Charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. If there have been no increases in Face Amount, the fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the Surrender Charge. If more than one Surrender Charge is in effect (i.e., pursuant to one or more increases in Face Amount), the Surrender Charge will be applied in the following order: (1) the most recent increase; followed by (2) the next most recent increases, successively; and (3) the Initial Face Amount. Where a decrease causes a partial reduction in an increase or in the Initial Face Amount, a proportionate share of the Surrender Charge for that increase or for the Initial Face Amount will be deducted.

Allocation of Surrender Charges. The Surrender Charge and any Additional Surrender Charge will be deducted from the Policy Account Value. For Surrender Charges resulting from Face Amount decreases, that part of any such Surrender Charge will reduce the Policy Account Value and will be allocated among the accounts based on the proportion that the value in each of the Subaccounts and the Guaranteed Account bear to the total unloaned Policy Account Value.

Monthly Deductions

Charges will be deducted from the Policy Account Value on the Policy Date and on each Policy Processing Day to compensate NLICA for administrative expenses and for the insurance coverage provided by the Policy. The Monthly Deduction consists of four components - (a) the cost of insurance; (b) administrative charges; (c) insurance underwriting and expenses in connection with issuing the Policy (Initial Administrative Charge); and (d) the cost of any additional benefits provided by rider. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction may vary in amount from month to month. The Monthly Deduction is deducted from the Subaccounts and the Guaranteed Account in accordance with the allocation percentages for Monthly Deductions chosen by the Owner at the time of application, or as later changed by NLICA pursuant to the Owner's written request. If NLICA cannot make a Monthly Deduction on the basis of the allocation schedule then in effect, NLICA makes the deduction based on the proportion that the Owner's Guaranteed Account value and the value in the Owner's Subaccounts bear to the total unloaned Policy Account Value.

Cost of Insurance. Because the cost of insurance depends upon several variables, the cost for each Policy Month can vary. NLICA will determine the monthly cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the Net Amount at Risk for each Policy month.

The Net Amount at Risk on any Policy Processing Day is the amount by which the Death Benefit exceeds the Policy Account Value. The Net Amount at Risk is affected by investment performance, loans, payments of premiums, Policy fees and charges, the Death Benefit option chosen, partial withdrawals, and decreases in Face Amount. The Net Amount at Risk is determined separately for the Initial Face Amount and any increases in Face Amount. In determining the Net Amount at Risk for each increment of Face Amount, the Policy Account Value is first considered part of the Initial Face Amount. If the Policy Account Value exceeds the Initial Face Amount, it is considered as part of any increases in Face Amount in the order such increases took effect.

A cost of insurance is also determined separately for the Initial Face Amount and any increases in Face Amount. In calculating the cost of insurance charge, the rate for the Premium Class on the Policy Date is applied to the Net Amount at Risk for the Initial Face Amount. For each increase in Face Amount, the rate for the Premium Class applicable to the increase is used. If, however, the Death Benefit is calculated as the Policy Account Value times the specified percentage, the rate for the Premium Class for the most recent Face Amount increase will be used for the amount of the Death Benefit in excess of the total Face Amount.

Any change in the Net Amount at Risk will affect the total cost of insurance charges paid by the Owner. NLICA expects to profit from cost of insurance charges and may use these profits for any lawful purpose including covering distribution expenses.

Cost of Insurance Rate. The cost of insurance rate is based on the Attained Age, Sex, Premium Class of the Insured and Duration. The actual monthly cost on insurance rates will be based on NLICA's expectations as to future mortality and expense experience. They will not, however, be greater than the guaranteed maximum cost of insurance rates set forth in the Policy. These guaranteed maximum rates are based on the Insured's Attained Age, Sex, Premium Class, and the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table. For Policies issued in states that require "unisex" policies (currently Montana) or in conjunction with employee benefit plans, the maximum cost of insurance charge depends only on the Insured's Age, Premium Class and the 1980 Commissioners Standard Ordinary Mortality Table NB and SB. Any change in the cost of insurance rates will apply to all persons of the same Attained Age, Sex, and Premium Class and Duration.

Premium Class. The Premium Class of the Insured will affect the cost of insurance rates. NLICA uses an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insured. NLICA currently places Insureds into one of three standard classes - preferred, nonsmoker, and smoker - or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.

Initial Administrative Charge. An Initial Administrative Charge of $17.50 is deducted from Policy Account Value on the Policy Date and on each of the next eleven Policy Processing Days.

Monthly Administrative Charge. A Monthly Administrative Charge (presently $7.50) is deducted from the Policy Account Value on the Policy Date and each Policy Processing Day as part of the Monthly Deduction. This charge may be increased, but in no event will it be greater than $12 per month. This charge is intended to reimburse NLICA for ordinary administrative expenses expected to be incurred, including record keeping, processing claims and certain Policy changes, preparing and mailing reports, and overhead costs.

Additional Benefit Charges. The Monthly Deduction will include charges for any additional benefits added to the Policy. The monthly charges will be specified in the applicable rider.

Face Amount Increase Charge

If the Face Amount is increased, an increase charge will be deducted from the Policy Account Value on the effective date of such increase. This charge, equal to $50 plus $1.00 per $1,000 of Face Amount increase will be deducted from the accounts based on the allocation schedule for Monthly Deductions in effect at such time. This charge may be increased, but in no event will it be greater than $50 plus $3.00 per $1,000 Face Amount increase. This charge is intended to reimburse NLICA for administrative expenses in connection with the Face Amount increase, including medical exams, review of the application for the increase, underwriting decisions and processing of the application, and changing Policy records and the Policy.

Partial Withdrawal Charge

A charge of $25 will be deducted from the Policy Account Value for each partial withdrawal of Net Cash Surrender Value. This charge is intended to compensate NLICA for the administrative costs in effecting the requested payment and in making all calculations that may be required by reason of the partial withdrawal.

Transfer Charge

After 12 transfers have been made in any Policy Year, a transfer charge of $25 will be deducted for each transfer during the remainder of such Policy Year to compensate NLICA for the costs of processing such transfers.

The transfer charge will be deducted from the amount being transferred. The transfer charge will not apply to transfers resulting from Policy loans, Automatic Asset Rebalancing, Dollar Cost Averaging, the exercise of special transfer rights and the initial reallocation of account values from the Money Market Subaccount to other Subaccounts. These transfers will not count against the 12 free transfers in any Policy Year.

Mortality and Expense Risk Charge

A daily charge will be deducted from the value of the net assets of the Subaccounts to compensate NLICA for mortality and expense risks assumed in connection with the Policy. This charge currently is deducted at an annual rate of 0.65% (or a daily rate of .0017808%) of the average daily net assets of each Subaccount. This charge may be increased, but in no event will it be greater than an annual rate of 0.90% of the average daily net assets of each Subaccount. The mortality risk assumed by NLICA is that Insureds may live for a shorter time than projected and, therefore, greater death benefits than expected will be paid in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policy.

If the mortality and expense risk charge proves insufficient, NLICA will provide for all death benefits and expenses and any loss will be borne by NLICA. Conversely, NLICA will realize a gain from this charge to the extent all money collected from this charge is not needed to provide for benefits and expenses under the Policies.

Asset Charge Against Zero Coupon Bond Subaccount. NLICA makes an additional daily asset charge against the assets of the Zero Coupon Bond Subaccount. This charge is to reimburse NLICA for transaction charges paid directly by NLICA to Merrill Lynch, Pierce, Fenner & Smith on the sale of Zero Trust units to the Zero Coupon Bond Subaccount. NLICA pays these amounts from General Account assets. The amount of the asset charge currently is equivalent to an annual rate of 0.25% (.000685% per day) of the average daily net assets of the Zero Coupon Bond Subaccount. This amount may be increased in the future, but in no event will it exceed an annual rate of 0.50%. The charge will be cost-based (taking into account a loss of interest) with no anticipated element of profit for NLICA.

Short-Term Trading Fees

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Policy Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of Policy Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Subaccounts corresponding to Portfolios that charge such fees (see the Portfolio prospectus). Any Short-Term Trading Fees paid are retained by the Portfolio and are part of the Portfolio's assets. Policy Owners are responsible for monitoring the length of time allocations are held in any particular Subaccount. We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Policy that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to the Fee Table earlier in this prospectus.

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the Short-Term Trading Fee on to the specific Policy Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Policy Owner's sub-account value. All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by the Variable Account or us.

When multiple Net Premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

o    Policy loans or surrenders; or

o    payment of the Insurance Proceeds upon the Insured's death.

New share classes of certain currently available Portfolios may be added as investment options under the Policy. These new share classes may require the assessment of Short-Term Trading Fees. When these new share classes are added, new Net Premiums and exchange reallocations to the Portfolios in question may be limited to the new share class.

Loan Interest Charge

Loan interest is charged in arrears on the amount of an outstanding Policy loan. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate. NLICA charges an annual interest rate of 6.00% on Policy loans.

After offsetting the 4.00% interest NLICA guarantees it will credit to the Loan Account, the maximum guaranteed net cost of loans is 2.00% (annually). Moreover:

o after offsetting the 4.50% NLICA currently credits to the Loan Account during the first 10 Policy Years or until Attained Age 60, whichever is later, the net cost of loans is 1.50% (annually); and

o after offsetting the 5.75% interest NLICA currently credits to the Loan Account after the 10th Policy Anniversary or Attained Age 60, whichever is later, the net cost of loans is 0.25% (annually).

Other Charges

The Separate Account purchases shares of the Funds and the Zero Trust at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' and the Zero Trust's Portfolios. The fees and expenses for the Funds, the Zero Trust, and their Portfolios are described in the Funds' and Zero Trust prospectuses.

                             THE GUARANTEED ACCOUNT


An Owner may allocate some or all of the Net Premiums and transfer some or all of the Policy Account Value to the Guaranteed Account, which is part of NLICA's General Account and pays interest at declared rates guaranteed for each calendar year (subject to a minimum guaranteed interest rate of 4%). The principal, after deductions, is also guaranteed. NLICA's General Account supports its insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor NLICA's General Account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither NLICA's General Account, the Guaranteed Account, nor any interest therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts that are included in this prospectus are for prospective Owners' information and have not been reviewed by the SEC. However, such disclosures may be subject to certain general applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


The portion of the Policy Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of NLICA's General Account, NLICA assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to NLICA's general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates

The Guaranteed Account value is guaranteed to accumulate at a minimum effective annual interest rate of 4%. NLICA will credit the Guaranteed Account value with current rates in excess of the minimum guarantee but is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since NLICA, in its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Guaranteed Account will be credited with different current interest rates. The interest rate to be credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which such amount is received or transferred. At the end of the calendar year, NLICA reserves the right to declare a new current interest rate on such amount and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on such amount and accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of NLICA. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

Amounts deducted from the Guaranteed Account for partial withdrawals, Policy loans, transfers to the Subaccounts, Monthly Deductions or other changes are currently, for the purpose of crediting interest, accounted for on a last-in, first-out ("LIFO") method.

NLICA reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 4% per annum or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which such amount is received or transferred).

Calculation of Guaranteed Account Value. The Guaranteed Account value at any time is equal to amounts allocated and transferred to it plus interest credited to it, minus amounts deducted, transferred or withdrawn from it.

Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows: for amounts in the account for the entire Policy Month, from the beginning to the end of the month; for amounts allocated to the account during the prior Policy Month, from the date the Net Premium or loan repayment is allocated to the end of the month; for amounts transferred to the account during the Policy Month, from the date of transfer to the end of the month; and for amounts deducted or withdrawn from the account during the prior Policy Month, from the beginning of the month to the date of deduction or withdrawal.

Surrenders and partial withdrawals from the Guaranteed Account may be delayed for up to six months. (See "Payment of Policy Benefits.")

Transfers from the Guaranteed Account

Within 30 days prior to or following any Policy Anniversary, one transfer is allowed from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the value of such account. If the request for such transfer is received within 30 days prior to the Policy Anniversary, the transfer will be made as of the Policy Anniversary; if the written request is received within 30 days after the Policy Anniversary, the transfer will be made as of the date NLICA receives the request at its Service Center.

                        OWNERSHIP AND BENEFICIARY RIGHTS

The Owner is the Insured unless a different Owner is named in the Application or thereafter changed. While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by NLICA. If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided. The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy. Changing the Owner or assigning the Policy may result in tax consequences.

The principal right of the Beneficiary is the right to receive the Insurance Proceeds under the Policy.

                              MODIFYING THE POLICY

Any modification or waiver of NLICA's rights or requirements under the Policy must be in writing and signed by NLICA's president or a vice president. No agent may bind NLICA by making any promise not contained in the Policy.

Upon notice to the Owner, NLICA may modify the Policy:

o to conform the Policy, NLICA's operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, NLICA, or the Separate Account is subject;

o to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

o    to reflect a change in the Separate Account's operation.

If NLICA modifies the Policy, NLICA will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, NLICA reserves the right to amend the provision to conform with these laws.

                       TELEPHONE, FAX, AND E-MAIL REQUESTS

In addition to written requests, NLICA may accept telephone, fax, and e-mail instructions from the Owner or an authorized third party regarding transfers, Dollar Cost Averaging, Automatic Asset Rebalancing, loans (excluding 403(b) plans), exercise of the Special Transfer Right and Partial Withdrawals (fax and e-mail only), provided the appropriate election has been made at the time of application or proper authorization is provided to NLICA. NLICA reserves the right to suspend telephone, fax, and/or e-mail privileges at any time for any class of Policies, for any reason.

NLICA will employ reasonable procedures to confirm that instructions communicated by telephone, fax, and e-mail are genuine, and if NLICA follows such procedures, it will not be liable for any losses due to authorized or fraudulent instructions. NLICA, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures NLICA will follow for telephone, fax, and e-mail transactions include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of any instructions given by telephone.

Telephone, fax, and e-mail may not always be available. Any telephone, fax, or computer system, whether it is the Owner's, the Owner's service provider's or agent's, or NLICA's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the processing of a request. Although NLICA has taken precautions to help its systems handle heavy use, NLICA cannot promise complete reliability under all circumstances. If problems arise, the request should be made by writing to the Service Center.

If the Owner is provided a personal identification number ("PIN") in order to execute electronic transactions, the Owner should protect his or her PIN, because self-service options will be available to the Owner's agent of record and to anyone who provides the Owner's PIN. NLICA will not be able to verify that the person providing instructions by telephone, fax, or e-mail is the Owner or is authorized by the Owner.

                            SPLIT DOLLAR ARRANGEMENTS

The Owner or Owners may enter into a split dollar arrangement between each other or another person or persons whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Policy proceeds) are split between the parties. There are different ways of allocating such rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Net Cash Surrender Value. The employee may designate the Beneficiary to receive any death proceeds in excess of the Net Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the death proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee's Beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on NLICA unless in writing and received by NLICA.

New Guidance on Split Dollar Arrangements. On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split dollar arrangements. The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional premiums with respect to such arrangements.

                                    DIVIDENDS

The Policy is participating; however, no dividends are expected to be paid on the Policy. If dividends are ever declared, they will be paid under one of the following options:

(a) paid in cash; or

(b) applied as Net Premium.

The Owner must choose an option at the time the Application for the Policy is signed. If no option is chosen, any dividend will be applied as a Net Premium payment. The Owner may change the option by giving written notice to NLICA.

                             SUPPLEMENTARY BENEFITS

The following riders offer other supplementary benefits. Most are subject to various age and underwriting requirements and most must be purchased when the Policy is issued. The cost of each rider is included in the Monthly Deduction. (See the Fee Table for more information concerning rider expenses.)

An Owner's agent can help determine whether any of the riders are suitable. For example, an Owner should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Other Insured Convertible Term Life Insurance rider. Even though the death benefit coverage may be the same (regardless of whether an Owner purchases coverage under the Policy only or in combination with this rider), there may be important cost differences between the Policy and the rider. The most important factors that will affect an Owner's decision are: (a) the amount of premiums an Owner pays; (b) the cost of insurance charges under the Policy and under the rider;
(c) the investment performance of the Subaccounts in which an Owner allocates premiums; (d) an Owner's level of risk tolerance; and (e) the length of time an Owner plans to hold the Policy. Owners should carefully evaluate all of these factors and discuss all of these options with their agents. For more information on electing a rider, contact the Service Center for a free copy of the SAI and for personalized illustrations that show different combinations of the Policy with various riders. These riders may not be available in all states. Please contact the Service Center for further details.

NLICA currently offers the following riders under the Policy:

o    Accelerated Death Benefit;

o    Disability Waiver Benefit;

o    Disability Waiver of Premium Benefit;

o    Change of Insured;

o    Children's Term;

o    Long-Term Care Benefit, which includes:

     o    Long-Term Care Acceleration Benefit;

     o    Long-Term Care Waiver Benefit; and

     o    Long-Term Care Extended Insurance Benefit;

o    Other Insured Convertible Term Life Insurance; and

o    Final Policy Date Extension.

                        FEDERAL INCOME TAX CONSIDERATIONS

Introduction

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon NLICA's understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy

A Policy must satisfy certain requirements set forth in the Internal Revenue Code in order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contacts. The manner in which these requirements are to be applied to certain features of the Policy is not directly addressed by the Internal Revenue Code, and there is limited guidance. NLICA anticipates that a Policy should satisfy the applicable requirements. In the absence of pertinent interpretations, however, there is some uncertainty about the application of these requirements to the Policy, particularly if the Owner pays the full amount of premiums permitted under the Policy. In addition, if an Owner elects the Accelerated Death Benefit Rider or a Long-Term Care Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear. Please consult a tax adviser on these consequences. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of an Owner to allocate premium payments and the Policy Account Value, the narrow investment objectives of certain Portfolios, as well as the number of Subaccounts, have not been explicitly addressed in published rulings. While NLICA believes that the Policies do not give Owners investment control over Separate Account assets, NLICA reserves the right to modify the Policies as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

In General. NLICA believes that the Death Benefit under a Policy should be excludible from the gross income of the Beneficiary.

Federal, state and local transfer, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or Beneficiary. A tax adviser should be consulted on these consequences.

Generally, the Owner will not be deemed to be in receipt of the Policy Account Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."


Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," which have less favorable income tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. In general, a Policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.


If there is a reduction in the benefits under the Policy during the first seven Policy Years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount. If there is a "material change" in the Policy's benefits or other terms, the Policy may have to be retested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the Death Benefit that is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a Death Benefit equal to the lowest Death Benefit that was payable in the first seven Policy Years. To prevent a Policy from becoming a Modified Endowment Contract, it may be necessary to limit premiums or to limit reductions in benefits. A current or prospective Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract.

Distributions Other Than Death Benefits from Modified Endowment Contracts. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

o All distributions other than Death Benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, are treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Owner's investment in the Policy only after all gain has been distributed.

o Loans taken from or secured by a Policy classified as a Modified Endowment Contract are treated as distributions and taxed in same manner as surrenders and withdrawals.

o A 10 percent additional income tax is imposed on the amount includible in income except where the distribution or loan is made after the Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary or designated beneficiary.


If a Policy becomes a Modified Endowment Contract, distributions that occur during the Policy Year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Policy within two years before it becomes a Modified Endowment Contract will be taxed in this manner. This means that a distribution made from a Policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions other than Death Benefits from a Policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the Owner's investment in the Policy, and then as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.


Loans from or secured by a Policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with Policy loans after the later of the Policy's 10th anniversary or Attained Age 60 is less clear and a tax adviser should be consulted about such loans.


Finally, distributions from, and loans from or secured by, a Policy that is not a Modified Endowment Contract are not subject to the 10 percent additional income tax.


Investment in the Policy. The Owner's investment in the Policy is generally the aggregate premium payments. When a distribution is taken from the Policy, the Owner's investment in the Policy is reduced by the amount of the distribution that is tax-free.

Policy Loans. In general, interest on a Policy loan will not be deductible. Before taking out a Policy loan, an Owner should consult a tax adviser as to the tax consequences. If a loan from a Policy that is not a Modified Endowment Contract is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and taxed accordingly.


Multiple Policies. All Modified Endowment Contracts that are issued by NLICA (or its affiliates) to the same Owner during any calendar year are required to be treated as one Modified Endowment Contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.


Accelerated Death Benefit Rider. The federal income tax consequences associated with the Accelerated Death Benefit Rider are uncertain. Owners should consult a qualified tax adviser about the consequences of requesting payment under this Rider.

Continuation of Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the Insured's 100th year are unclear. The Owner should consult a tax adviser if he or she intends to keep the Policy in force beyond the Insured's 100th year.

Long-Term Care Benefit Riders. For a discussion of the tax consequences associated with the Long-Term Care Benefit Riders offered under the Policy, see "Long-Term Care Benefit Riders."

Special Rules for Pension and Profit-Sharing Plans

If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ. A competent tax adviser should be consulted in connection with such a purchase.


The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the Net Amount at Risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. The amount of this cost should be reported to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's Beneficiary, then the excess of the Death Benefit over the Policy Account Value is not subject to the federal income tax. However, the Policy Account Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). Owners should consult a qualified adviser regarding ERISA.


Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

Special Rules for 403(b) Arrangements


If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable. On November 16, 2004, the IRS and the Treasury Department released proposed regulations that, if enacted in their current form, would prohibit the use of a life insurance contract in a 403(b) plan. In addition, premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code. A competent tax adviser should be consulted.


Foreign Tax Credits

To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by NLICA, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Policy Owners.

Business Uses of the Policy


Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If an Owner is purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, he or she should consult a qualified tax adviser. The Internal Revenue Service has also recently issued new guidance on split dollar insurance plans. In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.


Tax Shelter Regulations

Prospective Owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

Withholding

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Other Tax Considerations


The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have gift, estate, and/or generation-skipping transfer tax consequences under federal tax law. The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.


Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

Alternative Minimum Tax

There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

NLICA's Taxes

Under current federal income tax law, NLICA is not taxed on the Separate Account's operations. Thus, currently NLICA does not deduct charges from the Separate Account for its federal income taxes. NLICA reserves the right to charge the Separate Account for any future federal income taxes that it may incur.

Under current laws in several states, NLICA may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, NLICA may deduct charges for such taxes.

                                  VOTING RIGHTS

All of the assets held in the Subaccounts of the Separate Account will be invested in shares of corresponding Portfolios of the Funds. (The organizational documents governing the Zero Trust do not contemplate meetings of holders of Zero Trust units or any action taken by vote of such holders.) The Funds do not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund. NLICA is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with its view of present applicable law, NLICA will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners. Fund shares held in each Subaccount for which no timely instructions from Owners are received will be voted by NLICA in the same proportion as those shares in that Subaccount for which instructions are received.

Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions. Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Subaccounts in which their Policy values are allocated. The number of shares held in each Subaccount attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that account by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting. Fractional shares will be counted. For each share of a Portfolio for which Owners have no interest, NLICA will cast votes, for or against any matter, in the same proportion as Owners vote.

If required by state insurance officials, NLICA may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment adviser of one or more of the Portfolios. In addition, NLICA may disregard voting instructions in favor of changes initiated by an Owner or the Fund's Board of Directors provided that NLICA's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purposes, and the effect the change would have on NLICA. If NLICA does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.

The voting rights described in this prospectus are created under applicable federal securities laws and regulations. If these laws or regulations change to eliminate the necessity to solicit voting instructions from Owners or restrict voting rights, NLICA reserves the right to proceed in accordance with any such changed laws or regulations.

                            DISTRIBUTION OF POLICIES


Applications for the Policies are solicited by agents who are licensed by state insurance authorities to sell NLICA's variable life insurance policies, and who are also registered representatives of 1717 Capital Management Company ("1717") or registered representatives of broker/dealers who have selling agreements with 1717 or registered representatives of broker/dealers who have selling agreements with such broker/dealers. 1717, whose address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is a registered broker/dealer under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the NASD. 1717 was organized under the Laws of Pennsylvania on January 22, 1969, and is an indirect wholly owned subsidiary of NLICA. 1717 acts as the principal underwriter of the Policies (as well as other variable life policies) pursuant to an underwriting agreement to which the Separate Account, 1717 and NLICA are parties. 1717 received $19,767,859, $21,289,040, and $24,720,887 during 2004,
2003, and 2002, respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLICA and its affiliates. 1717 did not retain any compensation as principal underwriter during the past 3 fiscal years. 1717 is also the principal underwriter of variable annuity contracts issued by NLICA and variable life and annuity contracts issued by Nationwide Life and Annuity Company of America, a wholly owned subsidiary of NLICA.


More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. The Owner also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.

The insurance underwriting and the determination of a proposed Insured's Premium Class and whether to accept or reject an Application for a Policy is done by NLICA. NLICA will refund any premiums paid if a Policy ultimately is not issued or will refund the applicable amount if the Policy is returned under the Free-Look provision.

NLICA no longer offers the Policies to the public.

Policy Pricing

We make many assumptions and account for many economic and financial factors in establishing the Policy's fees and charges. Policy charges are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume. Our initial expenses in distributing and establishing the Policy exceed the deductions we make during the early stages of Policy ownership. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial product. Accordingly, we have designed the Policy with features and underlying investment options that we believe support and encourage long-term ownership. The Fee Table earlier in this prospectus sets out the costs you will incur when you purchase and own the Policy. Following is a brief discussion describing how we use some of those charges to distribute the Policy and how some of the underlying investment options pay us for services we provide to them. You should consider these factors in conjunction with any other advice you may receive with respect to the Policy.

Distribution, Promotional and Sales Expenses. Commissions to broker-dealer firms are one of the promotional and sales expenses we incur when distributing the Policy. During the first Policy Year, commissions will not be more than 50% of the premiums paid up to a target amount (used only to determine commission payments) and 2% of the premiums paid in excess of that amount. During Policy Years 2 through 10, the maximum sales commission will not be more than 5% of premiums paid, and after Policy Year 10, the maximum sales commission will be 2% of premiums paid. Further, for each premium received within 10 years following an increase in Face Amount, a commission on that premium will be paid up to the specified amount for the increase in each year; the commission will be calculated using the commission rates for the corresponding Policy Year. Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value. Firms may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year. In lieu of these premium-based commissions, we may pay an equivalent asset-based commission, or a combination of the two. Individual registered representatives typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement. The amount of commissions we pay depends on factors such as the amount of premium we receive from the broker-dealer firm and the scope of the services they provide.

In addition to commissions, we may also furnish marketing and expense allowances to certain broker-dealer firms based on our assessment of that firm's capabilities and demonstrated willingness to promote and market our products. The firms determine how these allowances are spent. If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.


Revenue from Portfolios. The Portfolios incur expense each time they sell, administer, or redeem their shares. Since the Variable Account purchases fund shares on behalf of all Policy Owners, it serves as a single shareholder. By processing aggregated Policy Owner transactions, we relieve the Portfolio of the expense of processing individual Policy Owner transactions. We also pay the costs of selling the Policy (as outlined above), which benefits the Portfolios by allowing Policy Owners to purchase interests in the Sub-Accounts that correspond to the Portfolios. We perform all of the accounting and record keeping for the Sub-Accounts, and pay any processing costs associated with the purchase and redemption of interests in the Sub-Accounts. The Portfolios understand and acknowledge that, in performing these functions and incurring these costs, we provide a valuable service to the Portfolios. Accordingly, the Portfolios pay us (or our affiliates) a fee for some of the distribution and operational services we provide and the related costs we incur. These payments may be made pursuant to a Portfolio's 12b-1 plan, in which case they are deducted from Portfolio assets. Alternatively, such payments may be paid pursuant to service/administration agreements between the Portfolio adviser (or its affiliates) and us (or our affiliates), in which case payments are typically made from assets outside of the Portfolio assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the Portfolio.


When we determined the charges for the Policy, we considered the amount of these payments. Without these payments, charges would be higher. We only offer investment options as Portfolios under the Policy if they make these payments.

                                STATE VARIATIONS

Any state variations in the Policy are covered in a special Policy form for use in that state. The prospectus and SAI provide a general description of the Policy. An Owner's actual Policy and any endorsements or riders are the controlling documents. To review a copy of his or her Policy and its endorsements and riders, if any, the Owner should contact NLICA's Service Center.

                                LEGAL PROCEEDINGS



Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on NLICA's consolidated financial position or results of operations.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. NLICA has been contacted by regulatory agencies and state attorneys general with respect to market timing and late trading matters, and is cooperating and responding to such inquiries.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. NLICA has been contacted by regulatory agencies for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. NLICA is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company, NLICA's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including NLICA. NLICA will cooperate with Nationwide Mutual Insurance Company in responding to these inquiries to the extent that any inquiries encompass its operations. These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies.

On October 9, 2003, NLICA was named as one of twenty-six defendants in a lawsuit filed in the United States District Court for the Middle District of Pennsylvania entitled Steven L. Flood, Luzerne County Controller and the Luzerne County Retirement Board on behalf of the Luzerne County Employee Retirement System v. Thomas A. Makowski, Esq., et al. NLICA is a defendant as successor in interest to Provident Mutual Life Insurance Company, which is alleged to have entered into four agreements to manage assets and investments of the Luzerne County Employee Retirement System (the Plan). In their complaint, the plaintiffs allege that NLICA aided and abetted certain other defendants in breaching their fiduciary duties to the Plan. The plaintiffs also allege that NLICA violated the Federal Racketeer Influenced and Corrupt Organizations Act (RICO) by engaging in and conspiring to engage in an improper scheme to mismanage funds in order to collect excessive fees and commissions and that NLICA was unjustly enriched by the allegedly excessive fees and commissions. The complaint seeks treble compensatory damages, punitive damages, a full accounting, imposition of a constructive trust on all funds paid by the Plan to all defendants, pre- and post-judgment interest, and costs and disbursements, including attorneys' fees. The plaintiffs seek to have each defendant judged jointly and severally liable for all damages. NLICA, along with virtually every other defendant, has filed a motion to dismiss the complaint for failure to state a claim. On August 24, 2004, the Court issued an order dismissing the count alleging aiding and abetting a breach of fiduciary duty and one of the RICO counts. The Court did not dismiss three of the RICO counts and a count alleging unjust enrichment. On September 30, 2004, NLICA filed its answer. NLICA intends to defend this lawsuit vigorously.

Various litigation, claims and assessments against NLICA, in addition to those discussed above and those otherwise provided for in NLICA's consolidated financial statements, have arisen in the course of NLICA's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning NLICA's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of NLICA's management that their outcomes will not have a material adverse effect on NLICA's financial position or its results of operations.

There can be no assurance that any such litigation will not have a material adverse effect on NLICA in the future.

The general distributor, 1717, is not engaged in any litigation of any material nature.


                              FINANCIAL STATEMENTS

NLICA's consolidated financial statements and the financial statements of the Separate Account are contained in the SAI. NLICA's consolidated financial statements should be distinguished from the Separate Account's financial statements and Owners should consider NLICA's consolidated financial statements only as bearing upon its ability to meet its obligations under the Policies. For a free copy of these consolidated financial statements and/or the SAI, Owners should call or write to NLICA at its Service Center.

                                   DEFINITIONS

Additional Surrender Charge...................................        The separately determined deferred administrative charge and deferred sales charge deducted from the Policy Account Value upon surrender or lapse of the Policy within 10 years of the effective date of an increase in Face Amount.  A pro rata
                                                                      Additional Surrender Charge will be deducted for a reduction in Face Amount within 10 years of the effective date of a Face
                                                                      Amount increase.  The maximum Additional Surrender Charge will be shown in the Policy schedule pages reflecting the Face
                                                                      Amount increase.

Application...................................................        The application the Owner must complete to purchase a Policy plus all forms required by NLICA or applicable law.

Attained Age..................................................        The Issue Age of the Insured plus the number of full Policy
                                                                      Years since the Policy Date.

Beneficiary...................................................        The person(s) or entity(ies) designated to receive all or some of the Insurance Proceeds when the Insured dies.  The
                                                                      Beneficiary is designated in the Application or if
                                                                      subsequently changed, as shown in the latest change filed with
                                                                      NLICA.  If no Beneficiary survives and unless otherwise
                                                                      provided, the Insured's estate will be the Beneficiary.

Cash Surrender Value..........................................        The Policy Account Value minus any applicable Surrender Charge or Additional Surrender Charge.

Death Benefit.................................................        Under Option A, the greater of the Face Amount or a percentage of the Policy Account Value on the date of death; under Option
                                                                      B, the greater of the Face Amount plus the Policy Account
                                                                      Value on the date of death, or a percentage of the Policy
                                                                      Account Value on the date of death.

Duration......................................................        The number of full years the insurance has been in force - for the Initial Face Amount, measured from the Policy Date; for any increase in Face Amount, measured from the effective date of such increase.

Evidence of Insurability......................................        The medical records or other documentation that NLICA may
                                                                      require to satisfy the Policy's underwriting standards.  NLICA may require different and/or additional evidence depending on the Insured's Premium Class; for example, NLICA generally
                                                                      requires more documentation for Insureds in classes with extra ratings.  NLICA also may require different and/or additional evidence depending on the transaction requested; for example,
                                                                      NLICA may require more documentation for the issuance of a
                                                                      Policy than for an increase in Face Amount.

Face Amount...................................................        The Initial Face Amount plus any increases in Face Amount and minus any decreases in Face Amount.

Final Policy Date.............................................        The Policy Anniversary nearest the Insured's Attained Age 100 at which time the Policy Account Value, if any, (less any
                                                                      outstanding Policy loan and accrued interest) will be paid to the Owner if the Insured is living. The Policy will end on the
                                                                      Final Policy Date.

Grace Period..................................................        The 61-day period allowed for payment of a premium following the date NLICA mails notice of the amount required to keep the
                                                                      Policy in force.

Initial Face Amount...........................................        The Face Amount of the Policy on the Issue Date.  The Face
                                                                      Amount may be increased or decreased after issue.

Insurance Proceeds............................................        The net amount to be paid to the Beneficiary when the Insured dies.

Insured.......................................................        The person upon whose life the Policy is issued.

Issue Age.....................................................        The age of the Insured at his or her birthday nearest the
                                                                      Policy Date.  The Issue Age is stated in the Policy.

Loan Account..................................................        The account to which the collateral for the amount of any
                                                                      Policy loan is transferred from the Subaccounts and/or the
                                                                      Guaranteed Account.

Minimum Annual Premium........................................        The annual amount that is used to determine the Minimum
                                                                      Guarantee Premium.  This amount is stated in each Policy.

Minimum Face Amount...........................................        The Minimum Face Amount is $50,000 for all Premium Classes
                                                                      except preferred.  For the preferred Premium Class, the
                                                                      Minimum Face Amount is $100,000.

Minimum Guarantee Premium.....................................        The Minimum Annual Premium multiplied by the number of months since the Policy Date (including the current month) divided by
                                                                      12.

Minimum Initial Premium.......................................        Equal to the Minimum Annual Premium multiplied by the
                                                                      following factor for the specified premium mode at issue:
                                                                      Annual - 1.0; Semi-annual - 0.5; Quarterly - 0.25;
                                                                      Monthly - 0.167.

Monthly Deductions............................................        The amount deducted from the Policy Account Value on each
                                                                      Policy Processing Day.  It includes the monthly administrative charge, the initial administrative charge, the monthly cost of insurance charge, and the monthly cost of any benefits
                                                                      provided by riders.

Net Amount at Risk............................................        The amount by which the Death Benefit exceeds the Policy
                                                                      Account Value.

Net Cash Surrender Value......................................        The Cash Surrender Value minus any outstanding Policy loans and accrued interest.

Net Premiums..................................................        The remainder of a premium after the deduction of the Premium
                                                                      Expense Charge.

Owner.........................................................        The person(s) or entity(ies) entitled to exercise the rights granted in the Policy.

Planned Periodic Premium......................................        The premium amount that the Owner plans to pay at the
                                                                      frequency selected.  The Owner is entitled to receive a
                                                                      reminder notice and change the amount of the Planned Periodic
                                                                      Premium.  The Owner is not required to pay the Planned
                                                                      Periodic Premium.

Policy Account Value..........................................        The sum of the Policy's values in the Separate Account, the
                                                                      Guaranteed Account, and the Loan Account.

Policy Anniversary............................................        The same day and month as the Policy Date in each later year.

Policy Date...................................................        The date set forth in the Policy that is used to determine
                                                                      Policy Years and Policy Processing Days.  The Policy Date is
                                                                      generally the same as the Policy Issue Date but may be another date mutually agreed upon by NLICA and the proposed Insured.

Policy Issue Date.............................................        The date on which the Policy is issued.  It is used to measure suicide and contestable periods.

Policy Processing Day.........................................        The day in each calendar month which is the same day of the month as the Policy Date.  The first Policy Processing Day is the Policy Date.

Policy Year...................................................        A year that starts on the Policy Date or on a Policy
                                                                      Anniversary.

Premium Class.................................................        The classification of the Insured for cost of insurance
                                                                      purposes.  The standard classes are: non-smoker, smoker, and preferred.  There also are classes with extra ratings.

Premium Expense Charge........................................        The amount deducted from a premium payment, which consists of the Premium Tax Charge and the Percent of Premium Sales Charge

SAI...........................................................        The Statement of Additional Information ("SAI") that contains additional information regarding the Policy.  The SAI is not a prospectus, and should be read together with the prospectus.
                                                                      Owners may obtain a copy of the SAI by writing or calling
                                                                      NLICA  at the Service Center.

Separate Account..............................................        The Nationwide Provident VLI Separate Account 1.

Service Center................................................        The Technology and Service Center located at 300 Continental
                                                                      Drive, Newark, Delaware 19713.

Surrender Charge..............................................        The amount deducted from the Policy Account Value upon lapse or surrender of the Policy during the first 10 Policy Years.
                                                                      A pro rata Surrender Charge will be deducted upon a decrease in the Initial Face Amount during the first 10 Policy Years.
                                                                      The maximum Surrender Charge is shown in the Policy.  The
                                                                      Surrender Charge is determined separately from the Additional
                                                                      Surrender Charge.

Target Premium................................................        An amount of premium payments, computed separately for each increment of Face Amount, used to compute Surrender Charges and Additional Surrender Charges.

Valuation Day.................................................        Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount.  As of the date of this prospectus, NLICA is open whenever the New York
                                                                      Stock Exchange is open, other than the Fridays following
                                                                      Thanksgiving and Christmas.

Valuation Period..............................................        The period beginning at the close of business on one Valuation
                                                                      Day (which is when the New York Stock Exchange closes, usually
                                                                      4:00 p.m., Eastern time) and continuing until the close of business on the next Valuation Day.  Each Valuation Period includes a Valuation Day and any non-Valuation Day or
                                                                      consecutive non-Valuation Days immediately preceding it.

                        APPENDIX A: PORTFOLIO INFORMATION

The Portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

                           Please refer to the prospectus for each Portfolio for
more detailed information.


AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

The Alger American Fund - Alger American Small Capitalization Portfolio: Class O Shares
This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fred Alger Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
------------------------------------------------ -----------------------------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio:
Class A
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This sub-account is only available in policies issued before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------


American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
----------------------------------------------- ------------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P SmallCap 600 Index(R).
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Stock Index Fund, Inc.: Initial Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Federated Insurance Series - Federated American Leaders Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------


Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class
This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund II - VIP Contrafund(R) Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return.
----------------------------------------------- ------------------------------------------------------------------------------------


Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Asset Management, Ltd.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign
Securities Fund: Class 1
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income, with preservation of capital
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class IV
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Dreyfus GVIT Mid Cap Index Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------


Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market coutries..
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services
Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services Fund: Class III
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and
Communications Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------


Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class III
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Growth Fund: Class IV
This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Conservative                                       secondarily, long term growth of capital.
Fund: Class II
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Moderately                                         secondarily, long term growth of capital.
Conservative Fund: Class
II
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Moderate                                           capital and income.
Fund: Class II
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Moderately                                         capital, but also income.
Aggressive Fund: Class II
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Aggressive                                         capital.
Fund: Class II
--------------------------- ----------------------------------- --------------------------------------------------------------------
The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, policy owners who select these Sub-Accounts will indirectly pay a proportionate share of the applicable fees and expenses of the underlying funds. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund: Class IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------ -----------------------------------------------------------------------------------


Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide(R) Fund: Class IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Equity 500 Index Fund: Class IV
This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     SsgA Funds Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class IV
This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return from a diversified portfolio of equity and fixed income securities.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Van Kampen GVIT Comstock Value Fund: Class IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return over a market cycle of three to five years.
------------------------------------------------ -----------------------------------------------------------------------------------


Janus Aspen Series - Balanced Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Forty Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Global Technology Portfolio: Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - International Growth Portfolio: Service II Shares
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: Class S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT International Portfolio: Class S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital by investing primarily in common stocks of foreign companies.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------


Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio:
Class I
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio This
sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: Class S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Non-Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Main Street(R) Fund/VA: Non-Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Main Street(R) Small Cap Fund/VA: Non-Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This sub-account is only available in policies issued before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This sub-account is only available in policies issued before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio:
Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class
II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
------------------------------------------------ -----------------------------------------------------------------------------------

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio:
Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in hard asset securities.
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------


Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in hard asset securities.
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Initial Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment                                       Objective: To maximize return
                                                 by investing in equity
                                                 securities of domestic and
                                                 foreign companies that own
                                                 significant real estate assets
                                                 or that are principally engaged
                                                 in the real estate industry.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R
This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment                                       Objective: To maximize return
                                                 by investing in equity
                                                 securities of domestic and
                                                 foreign companies that own
                                                 significant real estate assets
                                                 or that are principally engaged
                                                 in the real estate industry.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Wells Fargo Variable Trust Funds - Wells Fargo Advantage Discovery Fund VT: Investor Class
This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Wells Fargo Funds Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wells Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Wells Fargo Variable Trust Funds - Wells Fargo Advantage Opportunity Fund VT:
Investor Class
This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Wells Fargo Funds Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wells Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


To learn more about the Policy, the Owner should read the SAI dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the Policy please call or write to NLICA at its Service Center.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about NLICA and the Policy. Information about NLICA and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-4460

                                  Options Plus

                   NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
                                  (Registrant)

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                   (Depositor)

                           Main Administrative Office:
                           1000 Chesterbrook Boulevard
                           Berwyn, Pennsylvania 19312
                                 (610) 407-1717

                                 Service Center:
                              300 Continental Drive
                             Newark, Delaware 19713
                                 (800) 688-5177

                       STATEMENT OF ADDITIONAL INFORMATION
           Flexible Premium Adjustable Variable Life Insurance Policy


This Statement of Additional Information ("SAI") contains additional information regarding the flexible premium adjustable variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company of America ("NLICA"). This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2005 and the prospectuses for the Funds and The Stripped ("Zero") U.S. Treasury Securities Fund, Nationwide Provident Series A. The Owner may obtain a copy of these prospectuses by writing or calling NLICA at the address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy. No information is incorporated by reference into this SAI.

The date of this Statement of Additional Information is May 1, 2005.


                                TABLE OF CONTENTS


Additional Policy Information................................2
  The Policy
  Temporary Insurance Coverage
  Right to Contest
  Misstatement of Age or Sex
  Suicide Exclusion
  Assignments
  Beneficiary
  Change of Owner or Beneficiary
  Premium Classes
  Loan Interest
  Effect of Policy Loans
  Allocations of Policy Account Value and Subsequent Premium Payments Delays in Payments of Policy Benefits
  Dollar Cost Averaging
  Automatic Asset Rebalancing
  Charge Discounts for Sales to Certain Policies
  Benefit Payable on Final Policy Date
  Settlement Options
  Policy Termination
Supplemental Benefits and Riders.............................5

  Long-Term Care Benefit Riders
  Accelerated Death Benefit Rider
  Other Riders

Illustrations................................................9
Performance Data.............................................9

  Rating Agencies
  Money Market Yields

  Historical Performance of the Subaccounts
Standard & Poor's...........................................10
Additional Information......................................10

  IMSA
  Potential Conflicts of Interest
  Policies Issued in Conjunction with Employee Benefit Plans
  Legal Developments Regarding Unisex Actuarial Tables
  Safekeeping of Account Assets
  Policy Reports
  Records
  Experts
  Additional Information about the Company
  Additional Information about the Separate Account
  Other Information
  Financial Statements

                          ADDITIONAL POLICY INFORMATION

The Policy

The Policy and the Application(s) attached thereto are the entire contract. Only statements made in the Applications can be used to void the Policy or deny a claim. NLICA assumes that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. NLICA relies on those statements when it issues or changes a Policy. Only the President or a Vice President of NLICA can agree to change or waive any provisions of the Policy and only in writing. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

Temporary Insurance Coverage

At the time the Application for the Policy is signed, an applicant can, subject to NLICA's underwriting rules, obtain temporary insurance protection, pending issuance of the Policy, by answering "no" to the health questions of the temporary agreement and submitting payment of the Minimum Initial Premium with the Application, but only if the Application is dated the same day as, or earlier than, the temporary insurance agreement. Temporary insurance coverage will take effect as of the date of the temporary insurance agreement.

The amount of temporary insurance coverage under the agreement is the lesser of the Face Amount applied for or $500,000. Temporary coverage under the agreement will end on the earliest of: (a) the 90th day from the date of the agreement;
(b) the date that insurance takes effect under the Policy; (c) the date a policy, other than as applied for, is offered to the Applicant; or (d) five days from the date that NLICA mails a notice of termination coverage.

Right to Contest

NLICA has the right to contest the validity of a Policy based on material misstatements made in the Application for the Policy or a change. However, NLICA will not contest the Policy (or any change) after it (or the change) has been in force during the Insured's lifetime for two years from the Policy Issue Date.

Misstatement of Age or Sex

If the Insured's age or sex has been misstated in the Application, the Death Benefit and any benefits provided by riders will be such as the most recent Monthly Deductions would have provided at the correct age and sex. No adjustment will be made to the Policy Account Value.

Suicide Exclusion

In the event of the Insured's suicide within two years from the Issue Date of the Policy (except where state law requires a shorter period) NLICA's liability is limited to the payment to the Beneficiary of a sum equal to the premiums paid less any Policy loan and accrued interest and any partial withdrawals.

If the Insured commits suicide within two years (or shorter period required by state law) from the effective date of any Policy change which increases the Death Benefit, the amount which NLICA will pay with respect to the increase will be the Monthly Deductions for the cost of insurance attributable to such increase and the expense charge for the increase.

Assignments

The Owner may assign any and all rights under the Policy. No assignment binds NLICA unless in writing and received by NLICA at its Service Center. NLICA assumes no responsibility for determining whether an assignment is valid and the extent of the assignee's interest. All assignments will be subject to any Policy loan. The interest of any Beneficiary or other person will be subordinate to any assignment. A Beneficiary may not commute, encumber, or alienate Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee.

Beneficiary

The Beneficiary is designated in the Application for the Policy, unless thereafter changed by the Owner during the Insured's lifetime by written notice to NLICA. Any Insurance Proceeds for which there is not a designated Beneficiary surviving at the Insured's death are payable in a single sum to the Insured's executors or administrators.

Change of Owner or Beneficiary

As long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to NLICA. If two or more persons are named as Beneficiaries, those surviving the Insured will share the Insurance Proceeds equally, unless otherwise stated. The change will take effect as of the date it is signed, whether or not the Insured is living when the request is received by

NLICA. NLICA will not be responsible for any payment made or action taken before it receives the written request. A change in the Policy's ownership may have federal income tax consequences.

Premium Classes

NLICA currently places each Insured into one of three standard Premium Classes - preferred, nonsmoker, and smoker - or into a Premium Class with extra ratings. In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings. The preferred Premium Class is only available if the Face Amount equals or exceeds $100,000. Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class. Preferred Insureds generally will incur lower cost of insurance rates than Insureds who are classified as nonsmokers.

Since the nonsmoker designation is not available for Insureds under Attained Age 21, shortly before an Insured attains age 21, NLICA may notify the Insured about possible classification as a nonsmoker. If the Insured does not qualify as a nonsmoker or does not respond to the notification, cost of insurance rates will remain as shown in the Policy. However, if the Insured does respond to the notification and qualifies as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.

Loan Interest

Interest Rate Charged. Interest is due at the end of each Policy Year. If interest is not paid when due, it is added to the loan balance and bears interest at the same rate beginning 23 days after the Policy Anniversary. Unpaid interest is allocated based on the Owner's written instructions. If there are no written instructions or the Policy Account Value in the specified Subaccounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is allocated based on the proportion that the Guaranteed Account value and the value of the Subaccounts under a Policy bear to the total unloaned Policy Account Value.

Allocation of Loan Collateral. NLICA will deduct the collateral for a Policy loan from the Subaccounts and/or the Guaranteed Account based upon the proportion that the value of the Subaccounts and/or the Guaranteed Account value bear to the total unloaned Policy Account Value, and transfer this amount to the Loan Account. The collateral is recalculated: (a) when loan interest is repaid or added to loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made. A transfer to or from the Loan Account will be made to reflect any recalculation of collateral.

Effect of Policy Loans

Policy loans, whether or not repaid, will have a permanent effect on the Policy Account Value, the Cash Surrender Value, and Net Cash Surrender Value and may permanently affect the Death Benefit under the Policy. The effect on the Policy Account Value and Death Benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy will be lower when the credited interest rate is less than the investment experience of assets held in the Subaccounts and interest credited to the Guaranteed Account. The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be. The death proceeds will be reduced by the amount of any outstanding Policy loan.

Allocations of Policy Account Value and Subsequent Premium Payments

A special method is used to allocate a portion of the existing Policy Account Value to an increase in Face Amount and to allocate subsequent premium payments between the Initial Face Amount and the increase. The Policy Account Value is allocated according to the ratio between the guideline annual premium for the Initial Face Amount and the guideline annual premium for the total Face Amount on the effective date of the increase before any deductions are made. For example, if the guideline annual premium is equal to $4,500 before an increase and is equal to $6,000 after an increase, the Policy Account Value on the effective date of the increase would be allocated 75% ($4,500/$6,000) to the Initial Face Amount and 25% to the increase. Premium payments made on or after the effective date of the increase are allocated between the Initial Face Amount and the increase using the same ratio as is used to allocate the Policy Account Value. In the event there is more than one increase in Face Amount, guideline annual premiums for each increment of Face Amount are used to allocate Policy Account Values and premium payments among the various increments of Face Amounts.

Delays in Payments of Policy Benefits

Insurance Proceeds under a Policy will ordinarily be paid to the Beneficiary within seven days after NLICA receives proof of the Insured's death at its Service Center and all other requirements are satisfied. Insurance Proceeds will be paid in a single sum unless an alternative settlement option has been selected.

If Insurance Proceeds are payable in a single sum, interest at the annual rate of 3% or any higher rate declared by NLICA or required by law is paid on the Insurance Proceeds from the date of death until payment is made.

Any amounts payable as a result of surrender, partial withdrawal, or Policy loan will ordinarily be paid within seven days of receipt of the payment request at NLICA's Service Center in a form satisfactory to NLICA.

Generally, the amount of a payment from the Subaccounts will be determined as of the date of receipt by NLICA of all required documents. However, NLICA may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the disposal or valuation of a Subaccount's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the SEC's rules and regulations, trading is restricted or an emergency is deemed to exist; or (2) the SEC by order permits postponement of such actions for the protection of NLICA policyholders. As to amounts allocated to the Guaranteed Account, NLICA may defer payment of any withdrawal or surrender of Net Cash Surrender Value and the making of a loan for up to six months after NLICA receives a payment request at its Service Center. NLICA will pay interest, at a rate of 3% a year, on any payment NLICA defers for 30 days or more as described above.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, NLICA may be required to reject a premium payment. NLICA also may be required to provide additional information about an Owner's account to government regulators. In addition, NLICA also may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or Death Benefits, until instructions are received from the appropriate regulator.

The Owner may decide the form in which proceeds will be paid. During the Insured's lifetime, the Owner may arrange for the Insurance Proceeds to be paid in a lump sum or under a settlement option. These choices are also available upon surrender of the Policy for its Net Cash Surrender Value and for payment of the Policy Account Value on the Final Policy Date. If no election is made, payment will be made in a lump sum. The Beneficiary may also arrange for payment of the Insurance Proceeds in a lump sum or under a settlement option. If the Beneficiary is changed, any prior arrangements with respect to the payment option will be canceled.

Dollar Cost Averaging

If the Owner elects the Dollar Cost Averaging program, specified dollar amounts will be systematically and automatically transferred, on a monthly basis, from a selected Subaccount to any other Subaccount or the Guaranteed Account. Transfers may not come from the Guaranteed Account. Dollar Cost Averaging may be elected for a period of 6, 12, 18, 24, 30 or 36 months. To qualify for Dollar Cost Averaging, the following minimum amount of Policy Account Value must be allocated to a Subaccount: 6 months - $3,000; 12 months - $6,000; 18 months - $9,000; 24 months - $12,000; 30 months - $15,000; 36 months - $18,000. At least
$500 must be transferred from the Subaccount each month. The amount required to be allocated to the Subaccount can be made from an initial or subsequent investment or by transferring amounts into the Subaccount from the other Subaccounts or from the Guaranteed Account. Each monthly transfer is split among the Subaccounts or the Guaranteed Account based upon the percentages elected. Dollar Cost Averaging may not be elected if Automatic Asset Rebalancing has been elected or if a Policy loan is outstanding.

Dollar Cost Averaging may be elected in the Application or by completing an election form and returning it to NLICA by the beginning of the month. When an election form is received, Dollar Cost Averaging will commence on the first Policy Processing Day after the later of: (a) the Policy Date; (b) the 15-day period when premiums are allocated to the Money Market Subaccount in certain states; and (c) when the Subaccount value equals or exceeds the greater of the minimum amount stated above and the amount of the first monthly transfer.

Once Dollar Cost Averaging transfers have commenced, they occur monthly on the Policy Processing Day until the specified number of transfers has been completed, or: (a) a Policy loan is requested; (b) the Policy goes into the Grace Period; or (c) there is insufficient value in the Subaccount to make the transfer. The Owner may instruct NLICA in writing to cancel Dollar Cost Averaging transfers at any time.

Transfers made under the Dollar Cost Averaging program do not count toward the 12 transfers permitted each Policy Year without imposing the transfer charge. NLICA reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner. Written notice will be sent to the Owner confirming each transfer and when the Dollar Cost Averaging program is terminated. The Owner and agent are responsible for reviewing the confirmation to verify that the transfers are being made as requested.

Automatic Asset Rebalancing

If the Owner elects the Automatic Asset Rebalancing program, periodic transfers of Policy Account Value will be made among the Subaccounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages. Election of this feature may be made in the Application or at any time after the Policy is issued by properly completing the election form and returning it to NLICA. The election may be revoked at any time.

Rebalancing may be done quarterly or annually. Rebalancing terminates when the total value in the Subaccounts is less than $1,000; a transfer is made; a change is made to the current premium allocation instructions; or NLICA receives a written request to terminate the program. NLICA reserves the right to suspend Automatic Asset Rebalancing at any time, for any class of Policies, for any reason.

Charge Discounts for Sales to Certain Policies

The Policy is available for purchase by individuals, corporations, and other groups. NLICA may reduce or waive certain charges (such as the Premium Expense Charge, Surrender Charge, monthly administration charge, monthly cost of insurance charge, or other charges) where the size or nature of such sales results in savings to NLICA with respect to sales, underwriting, administrative, or other costs. NLICA also may reduce or waive charges on Policies sold to officers, directors, and employees of NLICA or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, NLICA reduces or waives charges based on a number of factors, including:

o    the number of Insureds;

o    the size of the group of purchasers;

o    the total premium expected to be paid;

o    total assets under management for the Owner;

o    the nature of the relationship among individual Insureds;

o    the purpose for which the Policies are being purchased;

o    the expected persistency of individual Policies; and

o any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Owners.

Benefit Payable on Final Policy Date

If the Insured is living on the Final Policy Date (at Insured's Attained Age
100), NLICA will pay the Owner the Policy Account Value less any outstanding Policy loan and accrued interest and any unpaid Monthly Deductions. Insurance coverage under the Policy will then end. Payment will generally be made within seven days of the Final Policy Date.

Settlement Options

In lieu of a single sum payment on death or surrender, an election may be made to apply the Insurance Proceeds under any one of the fixed-benefit settlement options provided in the Policy. The options are briefly described below. Please refer to the Policy for more details. As part of NLICA's General Account assets, settlement option proceeds may be subject to claims of creditors. Even if the Death Benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the Death Benefit after the Insured's death are taxable and payments under the settlement options generally include such earnings. Owners should consult a tax adviser as to the tax treatment of payments under settlement options.

Proceeds at Interest Option. Left on deposit to accumulate with NLICA with interest payable at a rate of at least 3% per year.

Installments of a Specified Amount Option. Payable in equal installments of the amount elected with NLICA's consent at 12, 6, 3, or 1-month intervals, as elected until Insurance Proceeds applied under the option and interest on the unpaid balance at 3% per year and any additional interest are exhausted.

Installments for a Specified Period Option. Payable in the number of equal monthly installments set forth in the election. Payments may be increased by additional interest, which would increase the installments certain. The guaranteed interest rate is 3% per year.

Life Income Option. Payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the Insurance Proceeds applied under the option are exhausted, as elected.

Joint and Survivor Life Income. Payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months, as elected.

NLICA may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates.

Policy Termination

The Policy will terminate on the earliest of: (a) the Final Policy Date; (b) the end of the Grace Period without a sufficient payment; (c) the date the Insured dies; or (d) the date the Policy is surrendered.

                        SUPPLEMENTAL BENEFITS AND RIDERS

Long-Term Care Benefit Riders

NLICA offers the following three Long-Term Care Benefit Riders:
o        Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider")
o        Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider")

o        Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider")

If the Owner elects to add the LTC Acceleration Rider to the Policy, the Owner must also add the LTC Waiver Rider, while the Owner may also add the LTC Extended Rider. The Owner cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.

The riders have conditions that may affect other rights and benefits that the Owner has under the Policy. For example, NLICA restricts the ability of the Owner to allocate premiums and Policy Account Value to the Separate Account while benefits are being paid. In addition, each rider imposes a separate monthly charge that will be deducted from the Policy Account Value as part of the Monthly Deduction.

Owners residing in states that have approved the Long-Term Care Benefit Riders may generally elect to add them to their Policy at any time, subject to NLICA receiving satisfactory additional Evidence of Insurability and increasing the Face Amount. The Long-Term Care Benefit Riders are not yet available in all states and the terms under which they are available may vary from state to state. There is no assurance that the Long-Term Care Benefit Riders will be approved in all states or that they will be approved under the terms described herein.

These riders may not cover all of the long-term care expenses incurred by the Insured during the period of coverage. Each rider contains specific details that the Owner should review before adding the rider to the Policy. The Owner should consult a tax adviser before adding the LTC Acceleration Rider or the LTC Extended Rider to the Policy.

1.       Long-Term Care Acceleration Benefit Rider

Operation of the Long-Term Care Acceleration Benefit Rider. The LTC Acceleration Rider provides for periodic payments to the Owner of a portion of the Death Benefit if the Insured becomes "chronically ill" so that the Insured:

(1) is unable to perform at least 2 activities of daily living without substantial human assistance for a period of at least 90 days due to a loss of functional capacity; or

(2) requires substantial supervision to protect the Insured from threats to health and safety due to his or her own severe cognitive impairment.

Benefits under this rider will not begin until NLICA receives proof that the Insured is chronically ill and 90 calendar days have elapsed since receiving "qualified long-term care service" as defined in the rider, while the Policy was in force (the "elimination period"). The Owner must continue to submit periodic evidence of the Insured's continued eligibility for rider benefits.

NLICA determines a maximum amount of Death Benefit that NLICA will pay for each month of qualification. This amount, called the "Maximum Monthly Benefit," is the acceleration death benefit, as defined in the rider, divided by the minimum months of acceleration benefits stated in the Policy schedule. The actual amount of any benefit is based on the expense incurred by the Insured, up to the Maximum Monthly Benefit, for qualified long-term care service in a calendar month. Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit. Expenses incurred during the elimination period, however, are excluded from any determination of a benefit.

Each benefit payment reduces the remaining Death Benefit under the Policy, and causes a proportionate reduction in the Face Amount, Policy Account Value, and Surrender Charge. If the Owner has a Policy loan, NLICA will use a portion of each benefit to repay indebtedness. NLICA will recalculate the Maximum Monthly Benefit if the Owner makes a partial withdrawal of Policy Account Value, and for other events described in the rider.

Restrictions on Other Rights and Benefits. Before NLICA begins paying any benefits, NLICA will transfer all Policy Account Value from the Separate Account to the Guaranteed Account. In addition, the Owner will not be permitted to transfer Policy Account Value or allocate any additional premiums to the Separate Account while rider benefits are being paid. The Owner's participation in any of the automatic investment plans (such as Dollar Cost Averaging) will also be suspended during this period. If the Death Benefit on the Policy is Option B, NLICA will change it to Option A.

If the Insured no longer qualifies for rider benefits, is not chronically ill, and the Policy remains in force, the Owner will be permitted to allocate new premiums or transfer existing Policy Account Value to the Separate Account, and to change the Death Benefit option. NLICA will waive restrictions on transfers from the Guaranteed Account to the Separate Account in connection with such transfers.

Charges for the Rider. The LTC Acceleration Rider imposes a monthly charge on the Net Amount at Risk under the Policy. This charge is at a rate that varies based on the age and sex of the Insured, and increases annually as the Insured ages. NLICA may increase the rates for this charge on a class basis. Once NLICA begins to pay benefits, the LTC Acceleration Rider waives this charge until the Insured no longer qualifies for rider benefits and is not chronically ill.

Termination of the Rider. The rider will terminate when the acceleration death benefit is zero, the Policy terminates, or the Owner requests to terminate the rider.

2.       Long-Term Care Waiver Benefit Rider

Operation of the Long-Term Care Waiver Benefit Rider. After the elimination period noted above, the LTC Waiver Rider provides for the payment of monthly premiums (equal on an annual basis to the Minimum Annual Premium specified on the Policy schedule) up to the date specified in the Policy schedule, and the waiver of Monthly Deductions after that date. This rider also provides a residual Death Benefit. The LTC Waiver Rider is nonseverable from the LTC Acceleration Rider.

Charges for the Rider. The LTC Waiver Rider imposes a monthly charge on the Net Amount at Risk under the Policy. This charge is at a rate that varies based on the age and sex of the Insured, and increases annually as the Insured ages.

Termination of the Rider. The LTC Waiver Rider will terminate when the Policy terminates (other than as a result of the complete payment of the Death Benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the Death Benefit through acceleration payments), or on the Policy Anniversary when the Insured's Attained Age is 100.

3.       Long-Term Care Extended Insurance Benefit Rider

Operation of the Long-Term Care Extended Insurance Benefit Rider. Following the full payment of the acceleration death benefit provided under the LTC Acceleration Rider, the LTC Extended Rider provides for periodic reimbursements of expenses incurred for qualified long-term care services, as defined in the rider. There is no new elimination period under this rider if benefits are continuous. The Owner must continue to submit periodic evidence of the Insured's eligibility for rider benefits.

NLICA determines a maximum amount of benefit that NLICA will pay for each month of qualification. This amount, called the "Maximum Monthly Benefit," is the rider coverage amount divided by the minimum months of acceleration benefits shown on the Policy schedule. The actual amount of any benefit is based on the expense incurred by the Insured, up to the Maximum Monthly Benefit, for qualified long-term care service in a calendar month. Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit. The LTC Extended Rider also offers an optional nonforfeiture benefit and an optional inflation benefit.

Charges for the Rider. The LTC Extended Rider imposes a monthly charge on the coverage amount of the rider. This charge is level for the duration of the rider and based on the Issue Age of the Insured when the rider is issued. If the Owner increases the rider coverage amount, a new charge based on the Issue Age of the Insured at that time will apply to the increase. NLICA may increase the rates for this charge on a class basis. Once NLICA begins to pay benefits under the LTC Acceleration Rider, NLICA waives this charge until the Insured no longer qualifies for benefits under the LTC Acceleration Rider or the LTC Extended Rider and is not chronically ill.

Termination of the Rider. The LTC Extended Rider will terminate when benefits under the rider have been fully paid, when the Policy terminates (other than as a result of the complete payment of the Death Benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the Death Benefit through acceleration payments), or the Owner requests to terminate the rider.

Accelerated Death Benefit Rider

Owners residing in states that have approved the Accelerated Death Benefit rider (the "ADB Rider") may generally elect to add it to their Policy at any time, subject to NLICA receiving satisfactory additional Evidence of Insurability. The ADB Rider is not yet available in all states and the terms under which it is available may vary from state to state. There is no assurance that the ADB Rider will be approved in all states or that it will be approved under the terms described herein.

The ADB Rider permits the Owner to receive, at his or her request and upon approval by NLICA, an accelerated payment of part of the Policy's Death Benefit generally when the Insured develops a non-correctable medical condition that is expected to result in his or her death within 12 months. For Owners who elected the ADB Rider prior to November 13, 2001 (or such other date pursuant to state availability), the ADB rider also permits the Owner to receive this accelerated payment if the Insured has been confined to a nursing care facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no charge for adding the ADB Rider to a Policy. However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.

Tax Consequences of the ADB Rider. The federal income tax consequences associated with adding the ADB Rider or receiving the accelerated death benefit are uncertain. Accordingly, Owners should consult a tax adviser before adding the ADB Rider to a Policy or requesting an accelerated death benefit.

Amount of the Accelerated Death Benefit. The ADB Rider provides for a minimum accelerated death benefit payment of $10,000 and a maximum benefit payment equal to 75% of the eligible Death Benefit less 25% of any outstanding Policy loans and accrued interest. The ADB Rider also restricts the total of the accelerated death benefits paid from all life insurance policies issued to an Owner by NLICA and its subsidiaries to $250,000. This $250,000 maximum may be increased, as provided in the ADB Rider, to reflect inflation. The term eligible Death Benefit under the ADB Rider means:

The Insurance Proceeds payable under a Policy if the Insured died at the time a claim for an accelerated death benefit is approved by NLICA, minus:

1.   any dividend accumulations;

2.   any dividends due and not paid;

3.   any dividend payable at death if the Insured died at such time;

4.   any premium refund payable at death if the Insured died at such time; and

5. any insurance payable under the terms of any other rider attached to a Policy.

An Owner must submit written notice to request the accelerated death benefit. The Owner may only request the accelerated death benefit once, except additional accelerated death benefits may be requested to pay premiums and Policy loan interest. There are no restrictions on the Owner's use of the benefit. An Owner may elect to receive the accelerated death benefit as a lump sum or in 12 or 24 equal monthly installments. If installments are elected and the Insured dies before all of the payments have been made, the present value (at the time of the Insured's death) of the remaining payments and the remaining Insurance Proceeds at death under the Policy will be paid to the Beneficiary in a lump sum.

Conditions for Receipt of the Accelerated Death Benefit. In order to receive an accelerated death benefit payment, a Policy must be in force other than as extended term insurance and an Owner must submit due proof of eligibility and a completed claim form to NLICA at its Service Center. Due proof of eligibility means a written certification (described more fully in the ADB Rider) in a form acceptable to NLICA, from a treating physician stating that the Insured has a terminal illness or, if applicable, is expected to be permanently confined to a nursing care facility.

NLICA may request additional medical information from an Owner's physician and/or may require an independent physical examination (at its expense) before approving the claim for payment of the accelerated death benefit. NLICA will not approve a claim for an accelerated death benefit payment if a Policy is assigned in whole or in part, if the terminal illness or permanent confinement is the result of intentionally self-inflicted injury or if the Owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit.

Operation of the ADB Rider. The accelerated death benefit is made in the form of a Policy loan up to the amount of the maximum loan available under a Policy at the time the claim is approved, resulting in a Policy loan being made in the amount of the requested benefit. This Policy loan operates as would any loan under the Policy.

To the extent that the amount of the requested accelerated death benefit exceeds the maximum available loan amount, the benefit will be advanced to the Owner and a lien will be placed on the Death Benefit payable under the Policy (the "death benefit lien") in the amount of this advance. Interest will accrue daily, at a rate determined as described in the ADB Rider, on the amount of this advance and upon the death of the Insured the amount of the advance and accrued interest thereon will be subtracted from the amount of Insurance Proceeds at death.

Effect on Existing Policy. The Insurance Proceeds at death otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of any death benefit lien and accrued interest thereon. In addition, if the Owner makes a request for a surrender, a Policy loan or a withdrawal, the Policy's Net Cash Surrender Value and loan value will be reduced by the amount of any outstanding death benefit lien plus accrued interest. Therefore, depending upon the size of the death benefit lien, this may result in the Net Cash Surrender Value and the loan value being reduced to zero.

Premiums and Policy loan interest must be paid when due. However, if requested with the accelerated death benefit claim, future Periodic Planned Premiums and Policy loan interest may be paid automatically through additional accelerated death benefits.

In addition to lapse under the applicable provisions of the Policy, a Policy will also terminate on any Policy Anniversary when the death benefit lien exceeds the Insurance Proceeds at death.

Other Riders

In addition to the ADB Rider and Long-Term Care Benefit Riders, the following riders offer other supplementary benefits. Most are subject to various age and underwriting requirements and, unless otherwise indicated, must be purchased when the Policy is issued. The cost of each rider is included in the Monthly Deduction.

Disability Waiver Benefit. A Disability Waiver Benefit Rider provides that in the event of the Insured's total disability before Attained Age 60 and continuing for at least six months, NLICA will apply a premium payment to the Policy on each Policy Processing Day during the first two Policy Years (the amount of the payment will be based on the Minimum Annual Premium). NLICA will also waive all Monthly Deductions after the commencement of and during the continuance of such total disability after the first two Policy Years.

Disability Waiver of Premium Benefit. A Policy may include the Disability Waiver of Premium Benefit Rider that provides that, in the event of the Insured's total disability before Attained Age 60 and continuing for at least 180 days, NLICA will apply a premium payment to the Policy on each Policy Processing Day prior to Insured's Attained Age 65 and while the Insured remains totally disabled.

At the time of application, the Owner selects a monthly benefit amount. This amount is generally intended to reflect the amount of the premiums expected to be paid monthly. In the event of Insured's total disability the amount of the premium payment applied on each Policy Processing Day will be the lesser of: (a) the monthly benefit amount; or (b) the monthly average of the premium payments less partial withdrawals for the Policy since its Policy Date. An Owner cannot elect this rider and another disability waiver benefit rider with the same Policy.

This supplementary benefit must be selected at the time of application and cannot be added after issue. However, for Policies issued prior to the date the Disability Waiver of Premium Benefit Rider is approved in a particular state, the rider can be added as a supplementary benefit to the Policy within 6 months after state approval. NLICA reserves the right to require Evidence of Insurability to add this rider to an existing Policy.

Change of Insured. A Change of Insured Rider permits the Owner to change the Insured, subject to certain conditions and Evidence of Insurability. The Monthly Deduction for the cost of insurance is adjusted to that for the new Insured as of the effective date of the change. A change of Insured is a taxable event.

Children's Term Rider. A Children's Term Insurance Rider provides level term insurance on each insured child until the earlier of age 25 of the child or the Policy Anniversary nearest the Insured's 65th birthday. When the term insurance expires on the life of an insured child, it may be converted without Evidence of Insurability to a whole life policy providing a level face amount of insurance and a level premium. The new policy may be up to five times the amount of the term insurance. The rider is issued to provide between $5,000 and $15,000 of term insurance on each insured child. Each insured child under a rider will have the same amount of insurance. This rider must be selected at the time of application for the Policy or an increase in Face Amount.

Other Insured Convertible Term Life Insurance. An Other Insured Convertible Term Life Insurance Rider provides additional term insurance on an insured other than the Insured, on whom the Insured has an insurable interest. This rider will terminate at the earlier of Attained Age 100 (80 in New York) of the other Insured or at the termination or maturity of the Policy. If the Policy is extended by the Final Policy Date Extension Rider, the Convertible Term Life Insurance Rider will terminate on the original maturity date.

Final Policy Date Extension. A Final Policy Date Extension Rider extends the Final Policy Date of a Policy 20 years from the original Final Policy Date. It may only be added on or after the anniversary nearest the Insured's 90th birthday. There is no charge for adding this rider. The Death Benefit after the original Final Policy Date will be the Policy Account Value. All other riders attached and in effect on the original Final Policy Date will terminate on the original Final Policy Date.

The tax consequences of: (1) adding a Final Policy Date Extension Rider to the Policy; and (2) the Policy continuing in force after the Insured's 100th birthday are uncertain. Prospective Owners and Owners considering the addition of a Final Policy Date Extension Rider to a Policy should consult their own legal or other advisors as to such consequences.

                                  ILLUSTRATIONS

Before a prospective Owner purchases the Policy and upon request thereafter, NLICA will provide illustrations of future benefits under the Policy based upon the proposed Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, Planned Periodic Premiums, and riders requested. NLICA reserves the right to charge a reasonable fee for this service to persons who request more than one Policy illustration during a Policy Year.

                                PERFORMANCE DATA

Rating Agencies


Independent financial rating services, including Moody's, Standard & Poor's, and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect our financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties that recommend the Policies or us. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


Money Market Yields

We may advertise the "yield" and "effective yield" for the Money Market Subaccount. Yield and effective yield are annualized, which means that it is assumed that the Portfolio generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Portfolio's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield due to the compounding.

Historical Performance of the Subaccounts

We will advertise historical performance of the Subaccounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a Subaccount has been available in the Variable Account for less than one year, the performance information for that Subaccount is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

                                STANDARD & POOR'S

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by NLICA and the Gartmore Variable Insurance Trust. Neither the Policy nor the Equity 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").


S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the Equity 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the Equity 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to NLICA and Gartmore Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to NLICA, Gartmore Variable Insurance Trust, the Policy, or the Equity 500 Index Fund. S&P has no obligation to take the needs of NLICA, Gartmore Variable Insurance Trust, or the Owners of the Policy or the Equity 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the Equity 500 Index Fund or the timing of the issuance or sale of the Policy or the Equity 500 Index Fund or in the determination or calculation of the equation by which the Policy or the Equity 500 Index Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the Equity 500 Index Fund.


S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by NLICA, Gartmore Variable Insurance Trust, Owners of the Policy and the Equity 500 Index Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                             ADDITIONAL INFORMATION

IMSA

NLICA is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Potential Conflicts of Interest

Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with NLICA or each other, a practice known as "shared funding." They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interest of Owners whose Policy Account Values are allocated to the Subaccounts and of owners of other contracts or policies whose values are allocated to one or more other separate accounts investing in any one of the Portfolios. Shares of some of the Funds may also be sold directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interest of Owners or owners of other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, NLICA will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Policies Issued in Conjunction with Employee Benefit Plans

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Premium Class. Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female Insureds.

Legal Developments Regarding Unisex Actuarial Tables

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states that require "unisex" policies (currently Montana) and EBS Policies, are based upon actuarial tables that distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.

Safekeeping of Account Assets

NLICA holds the Separate Account's assets physically segregated and apart from the General Account. NLICA maintains records of all purchases and sale of Portfolio shares by each of the Subaccounts. A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering NLICA's officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).

Policy Reports

At least once each Policy Year a statement will be sent to the Owner describing the status of the Policy, including setting forth the Face Amount, the current Death Benefit, any Policy loans and accrued interest, the current Policy Account Value, the Guaranteed Account value, the Loan Account value, the value in each Subaccount, premiums paid since the last report, charges deducted since the last report, any partial withdrawals since the last report, and the current Net Cash Surrender Value. At the present time, NLICA plans to send these Policy statements on a quarterly basis. In addition, a statement will be sent to an Owner showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing of Policy Account Value), the taking of a loan, a repayment of a loan, a partial withdrawal and the payment of any premiums (excluding those paid by bank draft or otherwise under the automatic payment plan). An Owner may request that a similar report be prepared at other times. NLICA may charge a reasonable fee for such requested reports and may limit the scope and frequency of such requested reports.

An Owner will be sent semi-annual reports containing the financial statements of each Portfolio in which he or she is invested.

Records

NLICA will maintain all records relating to the Separate Account and the Guaranteed Account at the Service Center.

Experts



The consolidated financial statements of Nationwide Life Insurance Company of America and subsidiaries as of and for the years ended December 31, 2004 and 2003, for the three-month period ended December 31, 2002 and for the nine-month period ended September 30, 2002, and the financial statements of Nationwide Provident VLI Separate Account 1 as of and for the years ended December 31, 2004 and 2003 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of Nationwide Life Insurance Company of America and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company of America and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG LLP is located at 1601 Market Street, Philadelphia, PA 19103.



Actuarial matters included in the prospectus and/or SAI have been examined by Edward J. Zapisek, FSA, MAAA, Vice President and Actuary of NLICA.

Additional Information About the Company

NLICA is a stock life insurance company chartered by the Commonwealth of Pennsylvania in 1865. NLICA is subject to regulation by the Insurance Department of the Commonwealth of Pennsylvania, as well as by the insurance departments of all other states and jurisdictions in which it conducts business. NLICA is engaged in the business of issuing life insurance policies and annuity contracts, and is currently licensed to do business in 50 states, Puerto Rico, and the District of Columbia.

On October 1, 2002, Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization. Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.

NLICA submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it conducts business. NLICA has filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

NLICA intends to reinsure a portion of the risks assumed under the Policies.

Additional Information About the Separate Account

On October 1, 2002, in connection with the sponsored demutualization (whereby Provident Mutual Life Insurance Company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name to Nationwide Life Insurance Company of America), the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1.

Other Information

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI. Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

Financial Statements

All financial statements included in this SAI should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                              FINANCIAL STATEMENTS

                                                              PAGE
                                                              -----
Nationwide Provident VLI Separate Account 1:
  Report of Independent Registered Public Accounting Firm...  F-2
  Statement of Assets and Liabilities, December 31, 2004....  F-3
  Statements of Operations for the Year Ended December 31,
     2004...................................................  F-7
  Statements of Changes in Net Assets for the Year Ended
     December 31, 2004......................................  F-15
  Statements of Changes in Net Assets for the Year Ended
     December 31, 2003......................................  F-23
  Notes to Financial Statements.............................  F-32
Nationwide Life Insurance Company of America and
  Subsidiaries:
  Report of Independent Registered Public Accounting Firm...  F-55
  Consolidated Statements of Income for the Twelve Months
     Ended December 31, 2004, 2003 and the Three Months
     Ended December 31, 2002................................  F-56
  Consolidated Balance Sheets, December 31, 2004 and
     December 31, 2003......................................  F-57
  Consolidated Statements of Shareholder's Equity for the
     Twelve Months Ended December 31, 2004, 2003 and the
     Three Months Ended December 31, 2002...................  F-58
  Consolidated Statements of Cash Flows for the Twelve
     Months Ended December 31, 2004, 2003 and the Three
     Months Ended December 31, 2002.........................  F-59
  Notes to Consolidated Financial Statements................  F-60
Provident Mutual Life Insurance Company and Subsidiaries:
  Report of Independent Registered Public Accounting Firm...  F-106
  Consolidated Balance Sheet, as of September 30, 2002......  F-107
  Consolidated Statement of Operations for the Nine Months
     Ended September 30, 2002...............................  F-108
  Consolidated Statement of Changes in Equity for the Nine
     Months Ended September 30, 2002........................  F-109
  Consolidated Statement of Cash Flows for the Nine Months
     Ended September 30, 2002...............................  F-110
  Notes to Consolidated Financial Statements................  F-111

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Nationwide Life Insurance Company of
America and Policyholders of Nationwide Provident VLI Separate Account 1:

We have audited the accompanying statement of assets and liabilities of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note 1) (collectively, the Account) as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets from the years ended December 31, 2004 and 2003 and the financial highlights for each of the years in the three year period ended December 31, 2004. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of the Account as of and for the year ended December 31, 2001, were audited by other auditors whose report thereon dated January 18, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for the years ended December 31, 2004 and 2003 and the financial highlights for each of the years in the three year period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Philadelphia, PA
March 31, 2005

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Assets and Liabilities, December 31, 2004

--------------------------------------------------------------------------------

                                                                SHARES         COST         FAIR VALUE
--------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust:
  Gartmore GVIT Nationwide Fund Class IV....................  13,396,140   $168,909,446   $  149,099,043
  Gartmore GVIT Money Market Fund Class IV..................  50,217,458   $ 50,217,458   $   50,217,458
  Gartmore GVIT Government Bond Fund Class IV...............   2,191,994   $ 26,374,774   $   25,470,975
  JP Morgan GVIT Balanced Fund Class IV.....................   3,870,220   $ 39,514,227   $   38,624,791
  Gartmore GVIT Mid Cap Growth Fund Class IV................   2,870,505   $ 58,712,725   $   71,044,990
  Dreyfus GVIT International Value Fund Class IV............   3,367,785   $ 42,240,855   $   52,436,416
  Gartmore GVIT Growth Fund Class IV........................   2,533,086   $ 26,756,858   $   27,256,011
  Comstock GVIT Value Fund Class IV.........................   2,477,157   $ 22,420,816   $   28,536,852
  Gartmore GVIT Small Company Fund Class IV.................   1,309,687   $ 34,985,972   $   30,070,415
  Gartmore GVIT Small Cap Value Fund Class IV...............   2,903,620   $ 28,448,397   $   36,643,681
  Gartmore GVIT Equity 500 Index Fund Class IV..............  23,881,056   $215,759,589   $  201,794,920
  Gartmore GVIT Government Bond Fund Class I................      17,508   $    207,830   $      203,438
  Gartmore GVIT Investor Destinations Aggressive Fund Class
    II......................................................     120,760   $  1,270,332   $    1,391,151
  Gartmore GVIT Investor Destinations Conservative Fund
    Class II................................................      26,339   $    272,608   $      275,241
  Gartmore GVIT Investor Destinations Moderate Fund Class
    II......................................................     475,994   $  5,090,430   $    5,359,690
  Gartmore GVIT Investor Destinations Moderately Aggressive
    Fund Class II...........................................     588,056   $  6,308,440   $    6,774,407
  Gartmore GVIT Investor Destinations Moderately
    Conservative Fund Class II..............................      85,600   $    900,050   $      933,894
  Gartmore GVIT Emerging Markets Fund Class I...............      81,798   $    885,206   $      885,876
  Dreyfus GVIT Mid Cap Index Fund Class I...................     125,259   $  1,875,885   $    2,079,296
  Federated GVIT High Income Bond Fund Class I..............     131,802   $  1,053,991   $    1,080,773
  Gartmore GVIT Global Financial Services Fund Class I......      21,655   $    253,561   $      277,619
  Gartmore GVIT Global Health Sciences Fund Class I.........      77,681   $    825,368   $      830,410
  Gartmore GVIT Global Technology and Communications Fund
    Class I.................................................      76,389   $    295,653   $      295,627
  Gartmore GVIT Global Utilities Fund Class I...............      18,588   $    184,159   $      209,300
  GVIT Small Cap Growth Fund Class I........................      59,428   $    771,881   $      874,188
  Gartmore GVIT U.S. Growth Leaders Fund Class I............      57,122   $    611,503   $      660,327
  Van Kampen GVIT Multi Sector Bond Fund Class I............     106,892   $  1,048,358   $    1,068,923
  Dreyfus GVIT International Value Fund Class III...........     904,298   $ 12,885,461   $   14,052,786
  Gartmore GVIT Emerging Markets Fund Class III.............      68,014   $    705,230   $      736,589
  Gartmore GVIT Global Financial Services Fund Class III....       5,132   $     62,029   $       65,845
  Gartmore GVIT Global Health Sciences Fund Class III.......      17,006   $    172,708   $      182,136
  Gartmore GVIT Global Technology and Communications Fund
    Class III...............................................      99,572   $    360,120   $      388,330
  Gartmore GVIT Global Utilities Fund Class III.............      25,362   $    271,160   $      286,086
The Stripped ("Zero") U.S. Treasury Securities
  Zero Coupon Bond Series Fund..............................      12,496   $ 10,300,387   $   12,240,943
Fidelity Variable Insurance Products Fund:
  Fidelity VIP Equity-Income Portfolio Initial Class........   5,954,980   $137,086,986   $  151,077,844
  Fidelity VIP Growth Portfolio Initial Class...............   6,012,072   $237,999,224   $  192,446,438
  Fidelity VIP High Income Portfolio Initial Class..........   3,107,264   $ 19,232,938   $   21,750,846
  Fidelity VIP Overseas Portfolio Initial Class.............   2,218,324   $ 36,700,970   $   38,865,035
  Fidelity VIP Overseas Portfolio Initial Class R...........     831,264   $ 13,367,609   $   14,538,815
  Fidelity VIP Investment Grade Bond Portfolio Service
    Class...................................................      50,992   $    667,365   $      672,073
  Fidelity VIP Equity-Income Portfolio Service Class........      32,167   $    738,419   $      813,176
  Fidelity VIP Growth Portfolio Service Class...............      21,895   $    655,968   $      697,998
  Fidelity VIP Overseas Portfolio Service Class.............      13,234   $    205,744   $      230,806
  Fidelity VIP Overseas Portfolio Service Class R...........      18,489   $    290,090   $      322,255

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statement of Assets and Liabilities, December 31, 2004 -- continued

--------------------------------------------------------------------------------

                                                                SHARES         COST         FAIR VALUE
--------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
  Fidelity VIP II Asset Manager Portfolio Initial Class.....   3,197,495   $ 48,452,293   $   47,482,794
  Fidelity VIP II Investment Grade Bond Portfolio Initial
    Class...................................................   3,474,523   $ 44,834,102   $   46,037,436
  Fidelity VIP II Contrafund Portfolio Initial Class........   4,306,862   $ 99,979,465   $  114,648,671
Fidelity Variable Insurance Products Fund III:
  Fidelity VIP III Mid Cap Portfolio Service Class..........     252,418   $  6,173,563   $    7,590,215
  Fidelity VIP III Value Strategies Portfolio Service
    Class...................................................     180,280   $  2,338,243   $    2,540,142
Neuberger Berman Advisers Management Trust:
  Neuberger Berman AMT Limited Maturity Bond Portfolio Class
    I.......................................................   1,254,252   $ 16,622,187   $   16,079,509
  Neuberger Berman AMT Partners Portfolio...................   1,614,650   $ 26,088,687   $   29,580,392
  Neuberger Berman AMT Fasciano Portfolio Class S...........      69,166   $    838,992   $      956,566
  Neuberger Berman AMT Mid Cap Growth Portfolio Class I.....      21,241   $    332,202   $      378,722
  Neuberger Berman AMT Socially Responsive Portfolio........      23,040   $    289,005   $      322,330
Van Eck Worldwide InsuranceTrust:
  Van Eck Worldwide Bond Fund Initial Class.................     491,250   $  5,630,908   $    6,548,362
  Van Eck Worldwide Hard Assets Fund Initial Class..........     286,294   $  3,618,985   $    5,256,358
  Van Eck Worldwide Emerging Markets Fund Initial Class.....   1,368,765   $ 13,320,216   $   20,818,910
  Van Eck Worldwide Real Estate Fund Initial Class..........     267,445   $  3,048,061   $    4,747,147
  Van Eck Worldwide Bond Fund Class R.......................     141,800   $  1,793,574   $    1,890,198
  Van Eck Worldwide Hard Assets Fund Class R................     105,732   $  1,795,534   $    1,941,240
  Van Eck Worldwide Emerging Markets Fund Class R...........     410,596   $  5,379,288   $    6,245,159
  Van Eck Worldwide Real Estate Fund Class R................     121,759   $  1,922,066   $    2,155,139
The Alger American Fund:
  Alger American Small Capitalization Portfolio Class O
    Shares..................................................   1,554,566   $ 27,197,675   $   31,495,513
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II Investor Class..............     584,181   $  8,048,768   $    9,557,209
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II Investor Class.................     420,371   $  7,179,330   $    9,437,319
Dreyfus Variable Investment Fund:
  Dreyfus Appreciation Portfolio Initial Shares.............      81,097   $  2,590,130   $    2,883,815
  Dreyfus Developing Leaders Portfolio Initial Shares.......       5,640   $    219,517   $      234,331
Dreyfus Investment Portfolios:
  Dreyfus Small Cap Stock Index Portfolio Service Shares....     191,161   $  2,582,878   $    2,980,203
Dreyfus Stock Index Fund, Inc.:
  Dreyfus Stock Index Fund Initial Shares...................     198,358   $  5,641,587   $    6,127,282
American Century Variable Portfolios, Inc.:
  American Century VP International Fund Class I............      99,484   $    604,848   $      731,204
  American Century VP Ultra Fund Class I....................     150,213   $  1,357,631   $    1,526,164
  American Century VP Value Fund Class I....................     555,549   $  4,057,431   $    4,861,053
  American Century VP Income and Growth Fund Class I........     166,667   $  1,046,840   $    1,220,002
  American Century VP International Fund Class III..........      78,250   $    529,229   $      575,920
American Century Variable Portfolios II, Inc.:
  American Century VP Inflation Protection Fund Class II....     110,259   $  1,144,752   $    1,163,232

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statement of Assets and Liabilities, December 31, 2004 -- continued

--------------------------------------------------------------------------------

                                                                SHARES         COST         FAIR VALUE
--------------------------------------------------------------------------------------------------------
Janus Aspen Series:
  Janus Aspen Capital Appreciation Portfolio Service
    Shares..................................................      70,182   $  1,405,020   $    1,711,749
  Janus Aspen International Growth Portfolio Service
    Shares..................................................      26,918   $    583,252   $      725,178
  Janus Aspen Global Technology Portfolio Service Shares....     100,517   $    323,523   $      356,834
  Janus Aspen Balanced Portfolio Service Shares.............      30,758   $    718,078   $      776,321
  Janus Aspen Risk Managed Core Portfolio Service Shares....       7,539   $     99,488   $      102,455
  Janus Aspen International Growth Portfolio Service II
    Shares..................................................      12,105   $    294,515   $      328,038
  Janus Aspen Global Technology Portfolio Service II
    Shares..................................................      21,073   $     71,852   $       76,284
Oppenheimer Variable Account Funds:
  Oppenheimer Capital Appreciation Fund VA Initial Class....      99,309   $  3,241,061   $    3,673,457
  Oppenheimer Global Securities Fund VA Initial Class.......      83,874   $  2,054,570   $    2,475,110
  Oppenheimer Main Street Fund VA Initial Class.............     108,476   $  1,937,782   $    2,260,646
  Oppenheimer High Income Fund VA Initial Class.............      72,446   $    611,771   $      637,528
  Oppenheimer Main Street Small Cap Fund VA Initial Class...      64,116   $    886,602   $    1,029,058
  Oppenheimer Global Securities Fund/VA Class III...........     100,972   $  2,646,707   $    2,993,806
AIM Variable Insurance Funds, Inc. (Series I):
  AIM V.I. Basic Value Fund Series I........................     227,153   $  2,475,208   $    2,689,492
  AIM V.I. Capital Appreciation Fund Series I...............       4,147   $     89,112   $       94,097
  AIM V.I. Capital Development Fund Series I................      29,396   $    375,565   $      431,534
Federated Insurance Series:
  Federated Quality Bond Fund II Primary Shares.............     117,522   $  1,365,558   $    1,371,484
  Federated American Leaders Fund II Primary Shares.........       3,080   $     56,672   $       63,660
  Federated Capital Appreciation Fund II Primary Shares.....      18,298   $     98,632   $      106,679
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund Class I..........     284,390   $  3,746,362   $    4,507,584
  Franklin Rising Dividends Securities Fund Class I.........     380,040   $  6,125,418   $    6,745,704
  Templeton Foreign Securities Fund Class I.................      92,391   $  1,146,565   $    1,342,439
AllianceBernstein Variable Products Series Fund Inc:
  AllianceBernstein Growth and Income Portfolio Class A.....     121,055   $  2,623,417   $    2,915,006
  AllianceBernstein Small Cap Value Portfolio Class A.......      92,808   $  1,393,640   $    1,562,886
MFS Variable Insurance Trust:
  MFS Investors Growth Stock Series Initial Class...........      57,827   $    503,448   $      549,934
  MFS Value Series Initial Class............................     192,841   $  1,978,528   $    2,339,162
Putnam Variable Trust:
  Putnam VT Growth & Income Fund Class IB...................       6,490   $    147,766   $      165,093
  Putnam VT International Equity Fund Class IB..............      20,207   $    244,423   $      297,240
  Putnam VT Voyager Fund Class IB...........................      28,579   $    728,575   $      777,348
Vanguard Variable Insurance Fund:
  Vanguard Equity Income Portfolio..........................      42,203   $    759,301   $      820,850
  Vanguard Total Bond Market Index Portfolio................      38,529   $    438,254   $      442,317
  Vanguard High Yield Bond Portfolio........................      44,780   $    391,327   $      403,913
  Vanguard Mid Cap Index Portfolio..........................      40,375   $    563,105   $      656,906

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statement of Assets and Liabilities, December 31, 2004 -- continued

--------------------------------------------------------------------------------

                                                                SHARES         COST         FAIR VALUE
--------------------------------------------------------------------------------------------------------
Van Kampen -- The Universal Institutional Funds, Inc.:
  Van Kampen Core Plus Fixed Income Portfolio Class I.......      50,154   $    578,416   $      579,778
  Van Kampen Emerging Markets Debt Portfolio Class I........      30,448   $    265,363   $      270,682
  Van Kampen U.S. Real Estate Portfolio Class I.............     141,678   $  2,347,094   $    2,901,556
                                                                                          --------------
  Total Investments.........................................                              $1,620,958,058
  Accounts Receivable.......................................                                          --
                                                                                          --------------
  Total Assets..............................................                              $1,620,958,058
  Accounts Payable..........................................                                      62,948
                                                                                          --------------
  Net Assets................................................                              $1,620,895,110
                                                                                          ==============
  Policyholders' Equity.....................................                              $1,620,662,749
  Attributable to Nationwide Life Insurance Company of
    America.................................................                                     232,361
                                                                                          --------------
                                                                                          $1,620,895,110
                                                                                          ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Operations for the Year Ended December 31, 2004

--------------------------------------------------------------------------------

                                                           GARTMORE
                                                             GVIT      GARTMORE     JP MORGAN     GARTMORE        DREYFUS
                                             GARTMORE       MONEY        GVIT         GVIT          GVIT           GVIT
                                               GVIT         MARKET    GOVERNMENT    BALANCED       MID CAP     INTERNATIONAL
                                            NATIONWIDE       FUND     BOND FUND       FUND       GROWTH FUND    VALUE FUND
                               TOTAL       FUND CLASS IV   CLASS IV    CLASS IV     CLASS IV      CLASS IV       CLASS IV
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends................  $  22,302,650   $  1,855,208    $498,602   $1,350,495   $   749,194            --    $ 1,266,393
EXPENSES
Mortality and expense
 risks...................     10,135,607        869,959     370,833      157,103       232,658   $   432,885        361,620
Investment expense.......          6,270             --          --           --            --            --             --
Operating expense
 reimbursement...........        (28,242)       (23,239)     (1,674)      (3,329)           --            --             --
                           -------------   ------------    --------   ----------   -----------   -----------    -----------
Total expenses...........     10,113,635        846,720     369,159      153,774       232,658       432,885        361,620
                           -------------   ------------    --------   ----------   -----------   -----------    -----------
Net investment income
 (loss)..................     12,189,015      1,008,488     129,443    1,196,721       516,536      (432,885)       904,773
                           -------------   ------------    --------   ----------   -----------   -----------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Realized gain
 distributions
 reinvested..............      8,968,490             --          --      465,875            --            --             --
Net realized (loss) gain
 from redemption of
 investment shares.......    (12,186,039)    (4,125,433)         --      (97,215)     (292,559)    1,077,186        864,107
                           -------------   ------------    --------   ----------   -----------   -----------    -----------
Net realized (loss) gain
 on investments..........     (3,217,549)    (4,125,433)         --      368,660      (292,559)    1,077,186        864,107
                           -------------   ------------    --------   ----------   -----------   -----------    -----------
Net unrealized
 appreciation
 (depreciation) of
 investments:
 Beginning of year.......   (114,678,643)   (35,508,976)         --       (8,085)   (3,516,476)    3,834,339      1,905,119
 End of year.............     25,085,321    (19,810,403)         --     (903,799)     (889,436)   12,332,265     10,195,561
                           -------------   ------------    --------   ----------   -----------   -----------    -----------
Net unrealized
 appreciation
 (depreciation) during
 the year................    139,763,964     15,698,573          --     (895,714)    2,627,040     8,497,926      8,290,442
                           -------------   ------------    --------   ----------   -----------   -----------    -----------
Net realized and
 unrealized gain (loss)
 on investments..........    136,546,415     11,573,140          --     (527,054)    2,334,481     9,575,112      9,154,549
                           -------------   ------------    --------   ----------   -----------   -----------    -----------
Net increase in net
 assets resulting from
 operations..............  $ 148,735,430   $ 12,581,628    $129,443   $  669,667   $ 2,851,017   $ 9,142,227    $10,059,322
                           =============   ============    ========   ==========   ===========   ===========    ===========

                                                                                                                GARTMORE
                                                                                                                  GVIT
                                                       GARTMORE      GARTMORE                     GARTMORE      INVESTOR
                            GARTMORE      COMSTOCK    GVIT SMALL       GVIT        GARTMORE         GVIT      DESTINATIONS
                              GVIT          GVIT        COMPANY     SMALL CAP     GVIT EQUITY    GOVERNMENT    AGGRESSIVE
                           GROWTH FUND   VALUE FUND      FUND       VALUE FUND     500 INDEX     BOND FUND        FUND
                            CLASS IV      CLASS IV     CLASS IV      CLASS IV    FUND CLASS IV    CLASS I       CLASS II
INVESTMENT INCOME
Dividends................  $    85,775   $  342,504            --   $      701   $  5,163,407     $ 7,819       $ 19,095
EXPENSES
Mortality and expense
 risks...................      175,134      175,069   $   190,245      228,816      1,280,348       1,079          7,829
Investment expense.......           --           --            --           --             --          --             --
Operating expense
 reimbursement...........           --           --            --           --             --          --             --
                           -----------   ----------   -----------   ----------   ------------     -------       --------
Total expenses...........      175,134      175,069       190,245      228,816      1,280,348       1,079          7,829
                           -----------   ----------   -----------   ----------   ------------     -------       --------
Net investment income
 (loss)..................      (89,359)     167,435      (190,245)    (228,115)     3,883,059       6,740         11,266
                           -----------   ----------   -----------   ----------   ------------     -------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Realized gain
 distributions
 reinvested..............           --           --     3,402,654    2,555,171             --       2,345         30,743
Net realized (loss) gain
 from redemption of
 investment shares.......     (841,370)     337,915    (2,883,244)     986,741     (4,087,016)     (2,487)        77,390
                           -----------   ----------   -----------   ----------   ------------     -------       --------
Net realized (loss) gain
 on investments..........     (841,370)     337,915       519,410    3,541,912     (4,087,016)       (142)       108,133
                           -----------   ----------   -----------   ----------   ------------     -------       --------
Net unrealized
 appreciation
 (depreciation) of
 investments:
 Beginning of year.......   (2,226,194)   2,614,927    (9,435,100)   6,357,544    (32,391,124)       (930)        73,025
 End of year.............      499,153    6,116,036    (4,915,557)   8,195,284    (13,964,669)     (4,392)       120,819
                           -----------   ----------   -----------   ----------   ------------     -------       --------
Net unrealized
 appreciation
 (depreciation) during
 the year................    2,725,347    3,501,109     4,519,543    1,837,740     18,426,455      (3,462)        47,794
                           -----------   ----------   -----------   ----------   ------------     -------       --------
Net realized and
 unrealized gain (loss)
 on investments..........    1,883,977    3,839,024     5,038,953    5,379,652     14,339,439      (3,604)       155,927
                           -----------   ----------   -----------   ----------   ------------     -------       --------
Net increase in net
 assets resulting from
 operations..............  $ 1,794,618   $4,006,459   $ 4,848,708   $5,151,537   $ 18,222,498     $ 3,136       $167,193
                           ===========   ==========   ===========   ==========   ============     =======       ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Operations for the Year Ended December 31, 2004 -- continued

--------------------------------------------------------------------------------

                                                                 GARTMORE       GARTMORE
                                   GARTMORE       GARTMORE         GVIT           GVIT                             FEDERATED
                                     GVIT           GVIT         INVESTOR       INVESTOR     GARTMORE   DREYFUS      GVIT
                                   INVESTOR       INVESTOR     DESTINATIONS   DESTINATIONS     GVIT       GVIT       HIGH
                                 DESTINATIONS   DESTINATIONS    MODERATELY     MODERATELY    EMERGING   MID CAP     INCOME
                                 CONSERVATIVE     MODERATE      AGGRESSIVE    CONSERVATIVE   MARKETS     INDEX       BOND
                                     FUND           FUND           FUND           FUND         FUND       FUND       FUND
                                   CLASS II       CLASS II       CLASS II       CLASS II     CLASS I    CLASS I     CLASS I
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends......................    $  8,226       $ 85,676       $ 89,854       $15,471      $ 8,338    $  8,644    $64,531
EXPENSES
Mortality and expense risks....       3,248         28,013         32,490         4,419        5,402      10,522      5,822
Investment expense.............          --             --             --            --           --          --         --
Operating expense
 reimbursement.................          --             --             --            --           --          --         --
                                   --------       --------       --------       -------      --------   --------    -------
Total expenses.................       3,248         28,013         32,490         4,419        5,402      10,522      5,822
                                   --------       --------       --------       -------      --------   --------    -------
Net investment income (loss)...       4,978         57,663         57,364        11,052        2,936      (1,878)    58,709
                                   --------       --------       --------       -------      --------   --------    -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested....................       4,722         20,748         74,763         3,919       72,056      49,032         --
Net realized gain (loss) from
 redemption of investment
 shares........................      11,465         83,726        154,197         3,660       89,897      71,277     14,886
                                   --------       --------       --------       -------      --------   --------    -------
Net realized gain (loss) on
 investments...................      16,187        104,474        228,960         7,579      161,953     120,309     14,886
                                   --------       --------       --------       -------      --------   --------    -------
Net unrealized appreciation
 (depreciation) of investments:
 Beginning of year.............      13,580         76,284        167,965         4,227       67,089      78,970     17,869
 End of year...................       2,633        269,260        465,967        33,844          670     203,411     26,782
                                   --------       --------       --------       -------      --------   --------    -------
Net unrealized (depreciation)
 appreciation during the
 year..........................     (10,947)       192,976        298,002        29,617      (66,419)    124,441      8,913
                                   --------       --------       --------       -------      --------   --------    -------
Net realized and unrealized
 gain (loss) on investments....       5,240        297,450        526,962        37,196       95,534     244,750     23,799
                                   --------       --------       --------       -------      --------   --------    -------
Net increase (decrease) in net
 assets resulting from
 operations....................    $ 10,218       $355,113       $584,326       $48,248      $98,470    $242,872    $82,508
                                   ========       ========       ========       =======      ========   ========    =======


                                 GARTMORE    GARTMORE
                                   GVIT        GVIT        GARTMORE                                    GARTMORE         VAN
                                  GLOBAL      GLOBAL     GVIT GLOBAL        GARTMORE        GVIT         GVIT          KAMPEN
                                 FINANCIAL    HEALTH    TECHNOLOGY AND        GVIT        SMALL CAP   U.S. GROWTH       GVIT
                                 SERVICES    SCIENCES   COMMUNICATIONS       GLOBAL        GROWTH       LEADERS     MULTI SECTOR
                                   FUND        FUND          FUND        UTILITIES FUND     FUND         FUND        BOND FUND
                                  CLASS I    CLASS I       CLASS I          CLASS I        CLASS I      CLASS I       CLASS I
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends......................   $ 4,023         --             --         $ 1,948             --           --       $45,096
EXPENSES
Mortality and expense risks....     2,053    $ 5,621       $  2,616             955       $  5,015      $ 3,775         6,341
Investment expense.............        --         --             --              --             --           --            --
Operating expense
 reimbursement.................        --         --             --              --             --           --            --
                                  -------    --------      --------         -------       --------      -------       -------
Total expenses.................     2,053      5,621          2,616             955          5,015        3,775         6,341
                                  -------    --------      --------         -------       --------      -------       -------
Net investment income (loss)...     1,970     (5,621)        (2,616)            993         (5,015)      (3,775)       38,755
                                  -------    --------      --------         -------       --------      -------       -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested....................    16,992      4,314             --           8,865             --       25,439            --
Net realized gain (loss) from
 redemption of investment
 shares........................    17,917        (60)       (16,097)          7,576          8,787        5,760         3,340
                                  -------    --------      --------         -------       --------      -------       -------
Net realized gain (loss) on
 investments...................    34,909      4,254        (16,097)         16,441          8,787       31,199         3,340
                                  -------    --------      --------         -------       --------      -------       -------
Net unrealized appreciation
 (depreciation) of investments:
 Beginning of year.............    11,652    (47,692)         4,049           2,360         30,930        6,975         5,865
 End of year...................    24,058      5,042            (26)         25,141        102,307       48,824        20,565
                                  -------    --------      --------         -------       --------      -------       -------
Net unrealized (depreciation)
 appreciation during the
 year..........................    12,406     52,734         (4,075)         22,781         71,377       41,849        14,700
                                  -------    --------      --------         -------       --------      -------       -------
Net realized and unrealized
 gain (loss) on investments....    47,315     56,988        (20,172)         39,222         80,164       73,048        18,040
                                  -------    --------      --------         -------       --------      -------       -------
Net increase (decrease) in net
 assets resulting from
 operations....................   $49,285    $51,367       $(22,788)        $40,215       $ 75,149      $69,273       $56,795
                                  =======    ========      ========         =======       ========      =======       =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Operations for the Year Ended December 31, 2004 -- continued

--------------------------------------------------------------------------------

                                                           GARTMORE    GARTMORE       GARTMORE
                                  DREYFUS      GARTMORE      GVIT        GVIT           GVIT        GARTMORE
                                   GVIT          GVIT       GLOBAL      GLOBAL         GLOBAL         GVIT         ZERO
                               INTERNATIONAL   EMERGING    FINANCIAL    HEALTH     TECHNOLOGY AND    GLOBAL       COUPON
                                   VALUE        MARKETS    SERVICES    SCIENCES    COMMUNICATIONS   UTILITIES      BOND
                                   FUND          FUND        FUND        FUND           FUND          FUND        SERIES
                                 CLASS III     CLASS III   CLASS III   CLASS III     CLASS III      CLASS III      FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends....................   $   64,114      $ 6,020     $  435           --            --        $ 1,512            --
EXPENSES
Mortality and expense
 risks.......................       31,943        1,740        149      $   605       $   808            541    $  144,155
Investment expense...........        1,330        1,085         --          258           233             12            --
Operating expense
 reimbursement...............           --           --         --           --            --             --            --
                                ----------      -------     ------      -------       -------        -------    ----------
Total expenses...............       33,273        2,825        149          863         1,041            553       144,155
                                ----------      -------     ------      -------       -------        -------    ----------
Net investment income
 (loss)......................       30,841        3,195        286         (863)       (1,041)           959      (144,155)
                                ----------      -------     ------      -------       -------        -------    ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested..................           --       50,938      2,935           --            --         11,377            --
Net realized gain (loss) from
 redemption of investment
 shares......................       23,506        7,153        132       (5,253)       (6,180)         3,167       766,431
                                ----------      -------     ------      -------       -------        -------    ----------
Net realized gain (loss) on
 investments.................       23,506       58,091      3,067       (5,253)       (6,180)        14,544       766,431
                                ----------      -------     ------      -------       -------        -------    ----------
Net unrealized appreciation
 (depreciation) of
 investments:
 Beginning of year...........           --           --         --           --            --             --     2,579,421
 End of year.................    1,167,325       31,359      3,816        9,428        28,210         14,926     1,940,556
                                ----------      -------     ------      -------       -------        -------    ----------
Net unrealized appreciation
 (depreciation) during the
 year........................    1,167,325       31,359      3,816        9,428        28,210         14,926      (638,865)
                                ----------      -------     ------      -------       -------        -------    ----------
Net realized and unrealized
 gain on investments.........    1,190,831       89,450      6,883        4,175        22,030         29,470       127,566
                                ----------      -------     ------      -------       -------        -------    ----------
Net increase (decrease) in
 net assets resulting from
 operations..................   $1,221,672      $92,645     $7,169      $ 3,312       $20,989        $30,429    $  (16,589)
                                ==========      =======     ======      =======       =======        =======    ==========

                                                                                                     FIDELITY
                                FIDELITY                     FIDELITY                                  VIP       FIDELITY
                                   VIP         FIDELITY        VIP        FIDELITY      FIDELITY    INVESTMENT      VIP
                                 EQUITY-         VIP           HIGH          VIP          VIP         GRADE       EQUITY-
                                 INCOME         GROWTH        INCOME      OVERSEAS      OVERSEAS       BOND       INCOME
                                PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                 INITIAL       INITIAL       INITIAL       INITIAL      INITIAL      SERVICE      SERVICE
                                  CLASS         CLASS         CLASS         CLASS       CLASS R       CLASS        CLASS
INVESTMENT INCOME
Dividends....................  $ 2,198,944   $    509,869   $1,740,627   $   544,561           --    $15,156      $ 2,497
EXPENSES
Mortality and expense
 risks.......................      950,659      1,277,919      134,828       294,123   $   30,527      3,897        3,600
Investment expense...........           --             --           --            --        1,462         --           --
Operating expense
 reimbursement...............           --             --           --            --           --         --           --
                               -----------   ------------   ----------   -----------   ----------    -------      -------
Total expenses...............      950,659      1,277,919      134,828       294,123       31,989      3,897        3,600
                               -----------   ------------   ----------   -----------   ----------    -------      -------
Net investment income
 (loss)......................    1,248,285       (768,050)   1,605,799       250,438      (31,989)    11,259       (1,103)
                               -----------   ------------   ----------   -----------   ----------    -------      -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested..................      525,303             --           --            --           --     10,714          632
Net realized gain (loss) from
 redemption of investment
 shares......................    1,644,782     (2,786,795)     460,226    (6,517,828)       4,418     (1,154)       6,397
                               -----------   ------------   ----------   -----------   ----------    -------      -------
Net realized gain (loss) on
 investments.................    2,170,085     (2,786,795)     460,226    (6,517,828)       4,418      9,560        7,029
                               -----------   ------------   ----------   -----------   ----------    -------      -------
Net unrealized appreciation
 (depreciation) of
 investments:
 Beginning of year...........    2,529,430    (53,961,205)   2,977,875    (9,048,929)          --      7,675       13,297
 End of year.................   13,990,858    (45,552,786)   2,517,908     2,164,065    1,171,206      4,708       74,757
                               -----------   ------------   ----------   -----------   ----------    -------      -------
Net unrealized appreciation
 (depreciation) during the
 year........................   11,461,428      8,408,419     (459,967)   11,212,994    1,171,206     (2,967)      61,460
                               -----------   ------------   ----------   -----------   ----------    -------      -------
Net realized and unrealized
 gain on investments.........   13,631,513      5,621,624          259     4,695,166    1,175,624      6,593       68,489
                               -----------   ------------   ----------   -----------   ----------    -------      -------
Net increase (decrease) in
 net assets resulting from
 operations..................  $14,879,798   $  4,853,574   $1,606,058   $ 4,945,604   $1,143,635    $17,852      $67,386
                               ===========   ============   ==========   ===========   ==========    =======      =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Operations for the Year Ended December 31, 2004 -- continued

--------------------------------------------------------------------------------

                              FIDELITY    FIDELITY    FIDELITY      FIDELITY        FIDELITY                       FIDELITY
                                 VIP         VIP         VIP         VIP II          VIP II         FIDELITY       VIP III
                               GROWTH     OVERSEAS    OVERSEAS        ASSET        INVESTMENT        VIP II        MID CAP
                              PORTFOLIO   PORTFOLIO   PORTFOLIO      MANAGER       GRADE BOND      CONTRAFUND     PORTFOLIO
                               SERVICE     SERVICE     SERVICE      PORTFOLIO       PORTFOLIO       PORTFOLIO      SERVICE
                                CLASS       CLASS      CLASS R    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     CLASS
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................   $   469     $ 2,347       --        $ 1,278,540     $ 1,849,684     $   350,611        --
EXPENSES
Mortality and expense
 risks......................     3,434       1,908     $   806         310,657         307,148         712,486    $   31,824
Investment expense..........     --          --              1         --              --              --             --
Operating expense
 reimbursement..............     --          --          --            --              --              --             --
                               -------     -------     -------     -----------     -----------     -----------    ----------
Total expenses..............     3,434       1,908         807         310,657         307,148         712,486        31,824
                               -------     -------     -------     -----------     -----------     -----------    ----------
Net investment (loss)
 income.....................    (2,965)        439        (807)        967,883       1,542,536        (361,875)      (31,824)
                               -------     -------     -------     -----------     -----------     -----------    ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested.................     --          --          --            --            1,330,474         --             --
Net realized gain (loss)
 from redemption of
 investment shares..........     6,954      25,142        (163)       (876,180)        580,226       1,307,931       105,515
                               -------     -------     -------     -----------     -----------     -----------    ----------
Net realized gain (loss) on
 investments................     6,954      25,142        (163)       (876,180)      1,910,700       1,307,931       105,515
                               -------     -------     -------     -----------     -----------     -----------    ----------
Net unrealized appreciation
 (depreciation) of
 investments:
 Beginning of year..........    22,237      26,454       --         (3,065,842)      3,000,140         761,625       251,180
 End of year................    42,030      25,062      32,165        (969,499)      1,203,334      14,669,206     1,416,652
                               -------     -------     -------     -----------     -----------     -----------    ----------
Net unrealized appreciation
 (depreciation) during the
 year.......................    19,793      (1,392)     32,165       2,096,343      (1,796,806)     13,907,581     1,165,472
                               -------     -------     -------     -----------     -----------     -----------    ----------
Net realized and unrealized
 gain (loss) on
 investments................    26,747      23,750      32,002       1,220,163         113,894      15,215,512     1,270,987
                               -------     -------     -------     -----------     -----------     -----------    ----------
Net increase in net assets
 resulting from
 operations.................   $23,782     $24,189     $31,195     $ 2,188,046     $ 1,656,430     $14,853,637    $1,239,163
                               =======     =======     =======     ===========     ===========     ===========    ==========

                                           NEUBERGER
                               FIDELITY     BERMAN                               NEUBERGER
                               VIP III        AMT                    NEUBERGER    BERMAN     NEUBERGER
                                VALUE       LIMITED     NEUBERGER     BERMAN        AMT        BERMAN      VAN ECK
                              STRATEGIES   MATURITY      BERMAN         AMT       MID CAP       AMT       WORLDWIDE
                              PORTFOLIO      BOND          AMT       FASCIANO     GROWTH      SOCIALLY    BOND FUND
                               SERVICE     PORTFOLIO    PARTNERS     PORTFOLIO   PORTFOLIO   RESPONSIVE    INITIAL
                                CLASS       CLASS I     PORTFOLIO     CLASS S     CLASS I    PORTFOLIO      CLASS
INVESTMENT INCOME
Dividends...................         --    $ 584,189   $     3,127      --          --          --        $  707,416
EXPENSES
Mortality and expense
 risks......................   $ 13,361      108,583       178,912   $  6,047     $ 2,056     $ 1,108         50,653
Investment expense..........     --           --           --           --          --          --            --
Operating expense
 reimbursement..............     --           --           --           --          --          --            --
                               --------    ---------   -----------   --------     -------     -------     ----------
Total expenses..............     13,361      108,583       178,912      6,047       2,056       1,108         50,653
                               --------    ---------   -----------   --------     -------     -------     ----------
Net investment (loss)
 income.....................    (13,361)     475,606      (175,785)    (6,047)     (2,056)     (1,108)       656,763
                               --------    ---------   -----------   --------     -------     -------     ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested.................      4,029       --           --           2,363       --          --            --
Net realized gain (loss)
 from redemption of
 investment shares..........     64,816      (51,334)     (645,206)    43,474       6,139       1,293        629,178
                               --------    ---------   -----------   --------     -------     -------     ----------
Net realized gain (loss) on
 investments................     68,845      (51,334)     (645,206)    45,837       6,139       1,293        629,178
                               --------    ---------   -----------   --------     -------     -------     ----------
Net unrealized appreciation
 (depreciation) of
 investments:
 Beginning of year..........     43,106     (135,397)   (1,976,737)    69,180       1,329       4,085      1,654,707
 End of year................    201,899     (542,678)    3,491,705    117,574      46,520      33,325        917,454
                               --------    ---------   -----------   --------     -------     -------     ----------
Net unrealized appreciation
 (depreciation) during the
 year.......................    158,793     (407,281)    5,468,442     48,394      45,191      29,240       (737,253)
                               --------    ---------   -----------   --------     -------     -------     ----------
Net realized and unrealized
 gain (loss) on
 investments................    227,638     (458,615)    4,823,236     94,231      51,330      30,533       (108,075)
                               --------    ---------   -----------   --------     -------     -------     ----------
Net increase in net assets
 resulting from
 operations.................   $214,277    $  16,991   $ 4,647,451   $ 88,184     $49,274     $29,425     $  548,688
                               ========    =========   ===========   ========     =======     =======     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Operations for the Year Ended December 31, 2004 -- continued

--------------------------------------------------------------------------------

                                                  VAN ECK
                                                 WORLDWIDE      VAN ECK                                VAN ECK     VAN ECK
                                    VAN ECK       EMERGING     WORLDWIDE     VAN ECK      VAN ECK     WORLDWIDE   WORLDWIDE
                                   WORLDWIDE      MARKETS     REAL ESTATE   WORLDWIDE    WORLDWIDE    EMERGING      REAL
                                  HARD ASSETS       FUND         FUND         BOND      HARD ASSETS    MARKETS     ESTATE
                                  FUND INITIAL    INITIAL       INITIAL       FUND         FUND         FUND        FUND
                                     CLASS         CLASS         CLASS       CLASS R      CLASS R      CLASS R     CLASS R
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................   $   22,142    $ 120,452    $   78,299       --          --            --          --
EXPENSES
Mortality and expense risks.....       35,164      134,414        34,215    $  3,454     $  3,512     $ 12,152    $  4,201
Investment expense..............      --            --            --             118          112        1,234         275
Operating expense
 reimbursement..................      --            --            --           --          --            --          --
                                   ----------    ----------   ----------    --------     --------     --------    --------
Total expenses..................       35,164      134,414        34,215       3,572        3,624       13,386       4,476
                                   ----------    ----------   ----------    --------     --------     --------    --------
Net investment (loss) income....      (13,022)     (13,962)       44,084      (3,572)      (3,624)     (13,386)     (4,476)
                                   ----------    ----------   ----------    --------     --------     --------    --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested.....................      --            --            --           --          --            --          --
Net realized gain (loss) from
 redemption of investment
 shares.........................      627,583      (75,783)      651,588       4,030       13,537       20,636      12,430
                                   ----------    ----------   ----------    --------     --------     --------    --------
Net realized gain (loss) on
 investments....................      627,583      (75,783)      651,588       4,030       13,537       20,636      12,430
                                   ----------    ----------   ----------    --------     --------     --------    --------
Net unrealized appreciation
 (depreciation) of investments:
 Beginning of year..............    1,173,423    3,071,116       917,699       --          --            --          --
 End of year....................    1,637,373    7,498,694     1,699,086      96,624      145,706      865,871     233,073
                                   ----------    ----------   ----------    --------     --------     --------    --------
Net unrealized appreciation
 during the year................      463,950    4,427,578       781,387      96,624      145,706      865,871     233,073
                                   ----------    ----------   ----------    --------     --------     --------    --------
Net realized and unrealized gain
 on investments.................    1,091,533    4,351,795     1,432,975     100,654      159,243      886,507     245,503
                                   ----------    ----------   ----------    --------     --------     --------    --------
Net increase in net assets
 resulting from operations......   $1,078,511    $4,337,833   $1,477,059    $ 97,082     $155,619     $873,121    $241,027
                                   ==========    ==========   ==========    ========     ========     ========    ========

                                      ALGER                                                                DREYFUS
                                     AMERICAN        STRONG                                   DREYFUS     SMALL CAP   DREYFUS
                                      SMALL         MID CAP       STRONG        DREYFUS      DEVELOPING     STOCK      STOCK
                                  CAPITALIZATION     GROWTH     OPPORTUNITY   APPRECIATION    LEADERS       INDEX      INDEX
                                    PORTFOLIO       FUND II       FUND II      PORTFOLIO     PORTFOLIO    PORTFOLIO     FUND
                                     CLASS O        INVESTOR     INVESTOR       INITIAL       INITIAL      SERVICE    INITIAL
                                      SHARES         CLASS         CLASS         SHARES        SHARES      SHARES      SHARES
INVESTMENT INCOME
Dividends.......................       --              --           --          $ 46,800      $   425     $ 10,492    $ 83,541
EXPENSES
Mortality and expense risks.....   $   198,733     $   62,391   $   63,004        17,327        1,185       16,496      26,819
Investment expense..............       --              --           --            --            --           --          --
Operating expense
 reimbursement..................       --              --           --            --            --           --          --
                                   -----------     ----------   ----------      --------      -------     --------    --------
Total expenses..................       198,733         62,391       63,004        17,327        1,185       16,496      26,819
                                   -----------     ----------   ----------      --------      -------     --------    --------
Net investment (loss) income....      (198,733)       (62,391)     (63,004)       29,473         (760)      (6,004)     56,722
                                   -----------     ----------   ----------      --------      -------     --------    --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested.....................       --              --           --            --            --          59,823       --
Net realized gain (loss) from
 redemption of investment
 shares.........................    (2,013,985)      (410,151)      12,981        10,824        4,607      148,042      52,241
                                   -----------     ----------   ----------      --------      -------     --------    --------
Net realized gain (loss) on
 investments....................    (2,013,985)      (410,151)      12,981        10,824        4,607      207,865      52,241
                                   -----------     ----------   ----------      --------      -------     --------    --------
Net unrealized appreciation
 (depreciation) of investments:
 Beginning of year..............    (2,345,476)      (459,395)     784,826       220,468        3,084      129,919     171,680
 End of year....................     4,297,838      1,508,441    2,257,989       293,685       14,814      397,325     485,695
                                   -----------     ----------   ----------      --------      -------     --------    --------
Net unrealized appreciation
 during the year................     6,643,314      1,967,836    1,473,163        73,217       11,730      267,406     314,015
                                   -----------     ----------   ----------      --------      -------     --------    --------
Net realized and unrealized gain
 on investments.................     4,629,329      1,557,685    1,486,144        84,041       16,337      475,271     366,256
                                   -----------     ----------   ----------      --------      -------     --------    --------
Net increase in net assets
 resulting from operations......   $ 4,430,596     $1,495,294   $1,423,140      $113,514      $15,577     $469,267    $422,978
                                   ===========     ==========   ==========      ========      =======     ========    ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Operations for the Year Ended December 31, 2004 -- continued

--------------------------------------------------------------------------------

                                                                                                  AMERICAN    JANUS ASPEN
                           AMERICAN                                 AMERICAN       AMERICAN      CENTURY VP     CAPITAL
                          CENTURY VP      AMERICAN     AMERICAN    CENTURY VP     CENTURY VP     INFLATION    APPRECIATION
                         INTERNATIONAL   CENTURY VP   CENTURY VP   INCOME AND    INTERNATIONAL   PROTECTION    PORTFOLIO
                             FUND        ULTRA FUND   VALUE FUND   GROWTH FUND       FUND           FUND        SERVICE
                            CLASS I       CLASS I      CLASS I       CLASS I       CLASS III      CLASS II       SHARES
                         -------------   ----------   ----------   -----------   -------------   ----------   ------------
INVESTMENT INCOME
Dividends..............    $  4,763         --         $ 43,518     $ 10,710         --           $27,303       $    401
EXPENSES
Mortality and expense
 risks.................       5,703       $ 11,605       30,702        7,052        $ 1,156         5,880         10,248
Investment expense.....      --             --           --           --                 11         --            --
Operating expense
 reimbursement.........      --             --           --           --             --             --            --
                           --------       --------     --------     --------        -------       -------       --------
Total expenses.........       5,703         11,605       30,702        7,052          1,167         5,880         10,248
                           --------       --------     --------     --------        -------       -------       --------
Net investment (loss)
 income................        (940)       (11,605)      12,816        3,658         (1,167)       21,423         (9,847)
                           --------       --------     --------     --------        -------       -------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Realized gain
 distributions
 reinvested............      --             --           33,758       --             --               406         --
Net realized gain
 (loss) from redemption
 of investment
 shares................     117,252        173,581      425,941       26,815            346         6,206         67,404
                           --------       --------     --------     --------        -------       -------       --------
Net realized gain
 (loss) on
 investments...........     117,252        173,581      459,699       26,815            346         6,612         67,404
                           --------       --------     --------     --------        -------       -------       --------
Net unrealized
 appreciation
 (depreciation) of
 investments:
 Beginning of year.....     142,488        168,097      696,177       81,208         --             4,222        126,085
 End of year...........     126,356        168,533      803,622      173,162         46,691        18,480        306,729
                           --------       --------     --------     --------        -------       -------       --------
Net unrealized
 (depreciation)
 appreciation during
 the year..............     (16,132)           436      107,445       91,954         46,691        14,258        180,644
                           --------       --------     --------     --------        -------       -------       --------
Net realized and
 unrealized gain (loss)
 on investments........     101,120        174,017      567,144      118,769         47,037        20,870        248,048
                           --------       --------     --------     --------        -------       -------       --------
Net increase (decrease)
 in net assets
 resulting from
 operations............    $100,180       $162,412     $579,960     $122,427        $45,870       $42,293       $238,201
                           ========       ========     ========     ========        =======       =======       ========

                                           JANUS                    JANUS                        JANUS
                          JANUS ASPEN      ASPEN        JANUS     ASPEN RISK    JANUS ASPEN      ASPEN
                         INTERNATIONAL     GLOBAL       ASPEN      MANAGED     INTERNATIONAL     GLOBAL      OPPENHEIMER
                            GROWTH       TECHNOLOGY   BALANCED       CORE         GROWTH       TECHNOLOGY      CAPITAL
                           PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO      PORTFOLIO     PORTFOLIO    APPRECIATION
                            SERVICE       SERVICE      SERVICE     SERVICE      SERVICE II     SERVICE II      FUND VA
                            SHARES         SHARES      SHARES       SHARES        SHARES         SHARES     INITIAL CLASS
                         -------------   ----------   ---------   ----------   -------------   ----------   -------------
INVESTMENT INCOME
Dividends..............    $  7,114         --         $15,920     $ 1,555        $ 1,014         --          $  6,180
EXPENSES
Mortality and expense
 risks.................       6,029       $  2,926       4,698         550            697        $  152         19,368
Investment expense.....      --             --           --          --                24            10         --
Operating expense
 reimbursement.........      --             --           --          --            --             --            --
                           --------       --------     -------     -------        -------        ------       --------
Total expenses.........       6,029          2,926       4,698         550            721           162         19,368
                           --------       --------     -------     -------        -------        ------       --------
Net investment (loss)
 income................       1,085         (2,926)     11,222       1,005            293          (162)       (13,188)
                           --------       --------     -------     -------        -------        ------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Realized gain
 distributions
 reinvested............      --             --           --          6,135         --             --            --
Net realized gain
 (loss) from redemption
 of investment
 shares................     145,683         37,151      16,366       7,803           (635)          273         82,889
                           --------       --------     -------     -------        -------        ------       --------
Net realized gain
 (loss) on
 investments...........     145,683         37,151      16,366      13,938           (635)          273         82,889
                           --------       --------     -------     -------        -------        ------       --------
Net unrealized
 appreciation
 (depreciation) of
 investments:
 Beginning of year.....     186,087         78,286      29,711       3,121         --             --           303,400
 End of year...........     141,926         33,311      58,243       2,967         33,523         4,432        432,396
                           --------       --------     -------     -------        -------        ------       --------
Net unrealized
 (depreciation)
 appreciation during
 the year..............     (44,161)       (44,975)     28,532        (154)        33,523         4,432        128,996
                           --------       --------     -------     -------        -------        ------       --------
Net realized and
 unrealized gain (loss)
 on investments........     101,522         (7,824)     44,898      13,784         32,888         4,705        211,885
                           --------       --------     -------     -------        -------        ------       --------
Net increase (decrease)
 in net assets
 resulting from
 operations............    $102,607       $(10,750)    $56,120     $14,789        $33,181        $4,543       $198,697
                           ========       ========     =======     =======        =======        ======       ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Statements of Operations for the Year Ended December 31, 2004 -- continued

--------------------------------------------------------------------------------

                              OPPENHEIMER                                     OPPENHEIMER    OPPENHEIMER
                                GLOBAL        OPPENHEIMER     OPPENHEIMER     MAIN STREET      GLOBAL       AIM V.I.
                              SECURITIES      MAIN STREET     HIGH INCOME      SMALL CAP     SECURITIES      BASIC
                                FUND VA         FUND VA         FUND VA         FUND VA       FUND/ VA     VALUE FUND
                             INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    CLASS III     SERIES I
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................     $ 38,119        $ 14,458        $21,290               --            --            --
EXPENSES
Mortality and expense
 risks.....................       19,585          13,146          3,112         $  5,061      $  7,748      $ 11,564
Investment expense.........           --              --             --               --           105            --
Operating expense
 reimbursement.............           --              --             --               --            --            --
                                --------        --------        -------         --------      --------      --------
Total expenses.............       19,585          13,146          3,112            5,061         7,853        11,564
                                --------        --------        -------         --------      --------      --------
Net investment income
 (loss)....................       18,534           1,312         18,178           (5,061)       (7,853)      (11,564)
                                --------        --------        -------         --------      --------      --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested................           --              --             --               --            --            --
Net realized gain (loss)
 from redemption of
 investment shares.........      500,766          70,301          7,958           66,901         1,856        37,659
                                --------        --------        -------         --------      --------      --------
Net realized gain on
 investments...............      500,766          70,301          7,958           66,901         1,856        37,659
                                --------        --------        -------         --------      --------      --------
Net unrealized appreciation
 (depreciation) of
 investments:
 Beginning of year.........      517,644         228,457         15,385           49,629            --        39,270
 End of year...............      420,540         322,864         25,757          142,456       347,099       214,284
                                --------        --------        -------         --------      --------      --------
Net unrealized
 (depreciation)
 appreciation during the
 year......................      (97,104)         94,407         10,372           92,827       347,099       175,014
                                --------        --------        -------         --------      --------      --------
Net realized and unrealized
 gain on investments.......      403,662         164,708         18,330          159,728       348,955       212,673
                                --------        --------        -------         --------      --------      --------
Net increase in net assets
 resulting from
 operations................     $422,196        $166,020        $36,508         $154,667      $341,102      $201,109
                                ========        ========        =======         ========      ========      ========

                                                                                                        FRANKLIN
                                                                          FEDERATED      FEDERATED       SMALL       FRANKLIN
                               AIM V.I.      AIM V.I.      FEDERATED       AMERICAN       CAPITAL         CAP         RISING
                               CAPITAL        CAPITAL     QUALITY BOND     LEADERS      APPRECIATION     VALUE      DIVIDENDS
                             APPRECIATION   DEVELOPMENT     FUND II        FUND II        FUND II      SECURITIES   SECURITIES
                                 FUND          FUND         PRIMARY        PRIMARY        PRIMARY         FUND         FUND
                               SERIES I      SERIES I        SHARES         SHARES         SHARES       CLASS I      CLASS I
INVESTMENT INCOME
Dividends..................         --             --       $33,769         $  601         $  415       $  7,023     $ 28,048
EXPENSES
Mortality and expense
 risks.....................     $  628        $ 1,498         7,354            357            618         20,011       32,710
Investment expense.........         --             --            --             --             --             --           --
Operating expense
 reimbursement.............         --             --            --             --             --             --           --
                                ------        -------       -------         ------         ------       --------     --------
Total expenses.............        628          1,498         7,354            357            618         20,011       32,710
                                ------        -------       -------         ------         ------       --------     --------
Net investment income
 (loss)....................       (628)        (1,498)       26,415            244           (203)       (12,988)      (4,662)
                                ------        -------       -------         ------         ------       --------     --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested................         --             --         7,412             --             --             --       50,392
Net realized gain (loss)
 from redemption of
 investment shares.........      2,312          4,070        (2,548)         1,476            757         78,404       68,634
                                ------        -------       -------         ------         ------       --------     --------
Net realized gain on
 investments...............      2,312          4,070         4,864          1,476            757         78,404      119,026
                                ------        -------       -------         ------         ------       --------     --------
Net unrealized appreciation
 (depreciation) of
 investments:
 Beginning of year.........      2,959          3,811         8,958          3,980          2,611        138,484      191,745
 End of year...............      4,985         55,969         5,926          6,988          8,047        761,222      620,286
                                ------        -------       -------         ------         ------       --------     --------
Net unrealized
 (depreciation)
 appreciation during the
 year......................      2,026         52,158        (3,032)         3,008          5,436        622,738      428,541
                                ------        -------       -------         ------         ------       --------     --------
Net realized and unrealized
 gain on investments.......      4,338         56,228         1,832          4,484          6,193        701,142      547,567
                                ------        -------       -------         ------         ------       --------     --------
Net increase in net assets
 resulting from
 operations................     $3,710        $54,730       $28,247         $4,728         $5,990       $688,154     $542,905
                                ======        =======       =======         ======         ======       ========     ========


                             TEMPLETON
                              FOREIGN
                             SECURITIES
                                FUND
                              CLASS I
INVESTMENT INCOME
Dividends..................   $ 19,420
EXPENSES
Mortality and expense
 risks.....................      9,921
Investment expense.........         --
Operating expense
 reimbursement.............         --
                              --------
Total expenses.............      9,921
                              --------
Net investment income
 (loss)....................      9,499
                              --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested................         --
Net realized gain (loss)
 from redemption of
 investment shares.........    168,547
                              --------
Net realized gain on
 investments...............    168,547
                              --------
Net unrealized appreciation
 (depreciation) of
 investments:
 Beginning of year.........    155,662
 End of year...............    195,874
                              --------
Net unrealized
 (depreciation)
 appreciation during the
 year......................     40,212
                              --------
Net realized and unrealized
 gain on investments.......    208,759
                              --------
Net increase in net assets
 resulting from
 operations................   $218,258
                              ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Statements of Operations for the Year Ended December 31, 2004 -- continued

--------------------------------------------------------------------------------

                                                 ALLIANCE       MFS
                                     ALLIANCE    BERNSTEIN   INVESTORS
                                    BERNSTEIN      SMALL      GROWTH       MFS
                                    GROWTH AND      CAP        STOCK      VALUE       PUTNAM VT       PUTNAM VT
                                      INCOME       VALUE      SERIES      SERIES      GROWTH &      INTERNATIONAL     PUTNAM VT
                                    PORTFOLIO    PORTFOLIO    INITIAL    INITIAL     INCOME FUND     EQUITY FUND    VOYAGER FUND
                                     CLASS A      CLASS A      CLASS      CLASS       CLASS IB        CLASS IB        CLASS IB
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.........................   $ 18,997    $  2,767          --    $  8,550      $ 1,172         $ 5,147         $ 1,440
EXPENSES
Mortality and expense risks.......     15,201       8,859     $ 2,799      13,205          845           2,106           4,260
Investment expense................         --          --          --          --           --              --              --
Operating expense reimbursement...         --          --          --          --           --              --              --
                                     --------    --------     -------    --------      -------         -------         -------
Total expenses....................     15,201       8,859       2,799      13,205          845           2,106           4,260
                                     --------    --------     -------    --------      -------         -------         -------
Net investment income (loss)......      3,796      (6,092)     (2,799)     (4,655)         327           3,041          (2,820)
                                     --------    --------     -------    --------      -------         -------         -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested.......................         --      35,581          --      25,365           --              --              --
Net realized gain (loss) from
 redemption of investment
 shares...........................     34,107     139,275      10,712      64,941        2,208          31,352           3,893
                                     --------    --------     -------    --------      -------         -------         -------
Net realized gain (loss) on
 investments......................     34,107     174,856      10,712      90,306        2,208          31,352           3,893
                                     --------    --------     -------    --------      -------         -------         -------
Net unrealized appreciation
 (depreciation) of investments:
 Beginning of year................     86,882     126,047       9,141     164,701        5,685          49,469          14,484
 End of year......................    291,589     169,246      46,486     360,634       17,327          52,817          48,773
                                     --------    --------     -------    --------      -------         -------         -------
Net unrealized appreciation
 (depreciation) during the year...    204,707      43,199      37,345     195,933       11,642           3,348          34,289
                                     --------    --------     -------    --------      -------         -------         -------
Net realized and unrealized gain
 on investments...................    238,814     218,055      48,057     286,239       13,850          34,700          38,182
                                     --------    --------     -------    --------      -------         -------         -------
Net increase in net assets
 resulting from operations........   $242,610    $211,963     $45,258    $281,584      $14,177         $37,741         $35,362
                                     ========    ========     =======    ========      =======         =======         =======


                                                                                         VAN KAMPEN     VAN KAMPEN    VAN KAMPEN
                                    VANGUARD      VANGUARD      VANGUARD    VANGUARD     CORE PLUS       EMERGING     U.S. REAL
                                     EQUITY      TOTAL BOND    HIGH YIELD    MID CAP    FIXED INCOME   MARKETS DEBT     ESTATE
                                     INCOME     MARKET INDEX      BOND        INDEX      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                    PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO     CLASS I        CLASS I       CLASS I
INVESTMENT INCOME
Dividends.........................   $ 6,157      $11,037       $ 9,612      $ 1,746      $15,448        $17,671       $ 28,016
EXPENSES
Mortality and expense risks.......     4,884        2,994         2,022        3,541        2,856          1,857         12,685
Investment expense................        --           --            --           --           --             --             --
Operating expense reimbursement...        --           --            --           --           --             --             --
                                     -------      -------       -------      -------      -------        -------       --------
Total expenses....................     4,884        2,994         2,022        3,541        2,856          1,857         12,685
                                     -------      -------       -------      -------      -------        -------       --------
Net investment income (loss)......     1,273        8,043         7,590       (1,795)      12,592         15,814         15,331
                                     -------      -------       -------      -------      -------        -------       --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Realized gain distributions
 reinvested.......................    31,049          362            --           --          930          8,259         32,615
Net realized gain (loss) from
 redemption of investment
 shares...........................     4,772         (530)       (1,707)       7,756        1,853          7,542         67,906
                                     -------      -------       -------      -------      -------        -------       --------
Net realized gain (loss) on
 investments......................    35,821         (168)       (1,707)       7,756        2,783         15,801        100,521
                                     -------      -------       -------      -------      -------        -------       --------
Net unrealized appreciation
 (depreciation) of investments:
 Beginning of year................    18,894        3,145         4,211       13,668        2,864         13,799         71,723
 End of year......................    61,549        4,063        12,586       93,801        1,362          5,319        554,462
                                     -------      -------       -------      -------      -------        -------       --------
Net unrealized appreciation
 (depreciation) during the year...    42,655          918         8,375       80,133       (1,502)        (8,480)       482,739
                                     -------      -------       -------      -------      -------        -------       --------
Net realized and unrealized gain
 on investments...................    78,476          750         6,668       87,889        1,281          7,321        583,260
                                     -------      -------       -------      -------      -------        -------       --------
Net increase in net assets
 resulting from operations........   $79,749      $ 8,793       $14,258      $86,094      $13,873        $23,135       $598,591
                                     =======      =======       =======      =======      =======        =======       ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31, 2004

--------------------------------------------------------------------------------

                                                                              GARTMORE                                  GARTMORE
                                                               GARTMORE         GVIT        GARTMORE      JP MORGAN       GVIT
                                                                 GVIT          MONEY          GVIT          GVIT         MID CAP
                                                              NATIONWIDE       MARKET      GOVERNMENT     BALANCED       GROWTH
                                                                 FUND           FUND        BOND FUND       FUND          FUND
                                                TOTAL          CLASS IV       CLASS IV      CLASS IV      CLASS IV      CLASS IV
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..............  $   12,189,015   $  1,008,488   $    129,443   $1,196,721    $   516,536   $  (432,885)
Net realized (loss) gain on investments...      (3,217,549)    (4,125,433)            --      368,660       (292,559)    1,077,186
Net unrealized appreciation (depreciation)
 during the year..........................     139,763,964     15,698,573             --     (895,714)     2,627,040     8,497,926
                                            --------------   ------------   ------------   -----------   -----------   -----------
Net increase in net assets from
 operations...............................     148,735,430     12,581,628        129,443      669,667      2,851,017     9,142,227
                                            --------------   ------------   ------------   -----------   -----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...............     212,468,991     11,575,230     21,702,491    2,990,683      3,573,730     6,575,284
Cost of insurance and administrative
 charges..................................    (119,813,595)    (7,864,455)    (7,007,283)  (1,979,199)    (2,476,930)   (4,143,356)
Surrenders and forfeitures................     (94,721,846)   (12,919,859)    (7,108,750)  (1,470,183)    (2,076,060)   (4,224,086)
Transfers between portfolios and the
 Guaranteed Account.......................      (3,625,622)    (3,735,067)   (13,940,877)   1,078,263       (318,426)   (1,084,506)
Net (withdrawals) repayments due to policy
 loans....................................      (2,496,284)     1,380,339        732,482      (43,165)       (56,323)      (10,715)
Withdrawals due to death benefits.........      (3,974,021)      (344,431)      (275,479)     (19,062)      (198,508)      (26,504)
                                            --------------   ------------   ------------   -----------   -----------   -----------
Net (decrease) increase in net assets
 derived from policy transactions.........     (12,162,377)   (11,908,243)    (5,897,416)     557,337     (1,552,517)   (2,913,883)
                                            --------------   ------------   ------------   -----------   -----------   -----------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company of
 America, including seed money and
 reimbursements...........................        (126,060)       (33,801)          (362)     (31,128)        (5,391)       (8,935)
                                            --------------   ------------   ------------   -----------   -----------   -----------
Total increase (decrease) in net assets...     136,446,993        639,584     (5,768,335)   1,195,876      1,293,109     6,219,409
NET ASSETS
 Beginning of year........................   1,484,448,117    148,359,913     55,980,432   24,260,996     37,314,781    64,829,581
                                            --------------   ------------   ------------   -----------   -----------   -----------
 End of year..............................  $1,620,895,110   $148,999,497   $ 50,212,097   $25,456,872   $38,607,890   $71,048,990
                                            ==============   ============   ============   ===========   ===========   ===========
CHANGES IN UNITS
 Beginning units..........................       5,760,458        213,714        296,367       75,037         71,769       122,176
                                            --------------   ------------   ------------   -----------   -----------   -----------
 Units purchased..........................       2,159,964         35,155        237,735       26,562         12,991        23,313
 Units sold...............................      (1,893,059)       (51,920)      (262,738)     (21,250)       (16,331)      (27,999)
                                            --------------   ------------   ------------   -----------   -----------   -----------
 Ending units.............................       6,027,363        196,949        271,364       80,349         68,429       117,490
                                            ==============   ============   ============   ===========   ===========   ===========


                                                                                         GARTMORE      GARTMORE
                                               DREYFUS                     COMSTOCK        GVIT          GVIT         GARTMORE
                                                GVIT         GARTMORE        GVIT          SMALL       SMALL CAP        GVIT
                                            INTERNATIONAL      GVIT          VALUE        COMPANY        VALUE       EQUITY 500
                                             VALUE FUND     GROWTH FUND      FUND          FUND          FUND        INDEX FUND
                                              CLASS IV       CLASS IV      CLASS IV      CLASS IV      CLASS IV       CLASS IV
FROM OPERATIONS
Net investment income (loss)..............  $    904,773    $  (89,359)   $   167,435   $  (190,245)  $  (228,115)  $  3,883,059
Net realized (loss) gain on investments...       864,107      (841,370)       337,915       519,410     3,541,912     (4,087,016)
Net unrealized appreciation (depreciation)
 during the year..........................     8,290,442     2,725,347      3,501,109     4,519,543     1,837,740     18,426,455
                                            ------------    -----------   -----------   -----------   -----------   ------------
Net increase in net assets from
 operations...............................    10,059,322     1,794,618      4,006,459     4,848,708     5,151,537     18,222,498
                                            ------------    -----------   -----------   -----------   -----------   ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...............     2,221,680     3,986,760      3,366,430     4,052,139     4,084,468     27,074,347
Cost of insurance and administrative
 charges..................................    (3,315,456)   (2,400,960)    (1,871,274)   (2,247,938)   (2,116,837)   (17,028,777)
Surrenders and forfeitures................    (3,042,532)   (1,580,469)      (888,817)   (1,352,359)   (1,363,052)    (9,367,631)
Transfers between portfolios and the
 Guaranteed Account.......................    (9,710,505)     (488,655)       121,957    (1,771,648)   (2,011,984)    (3,898,483)
Net (withdrawals) repayments due to policy
 loans....................................      (166,418)      172,503       (190,101)      (29,230)      (74,228)      (679,308)
Withdrawals due to death benefits.........      (127,673)     (121,188)      (114,793)      (85,259)      (66,945)      (411,808)
                                            ------------    -----------   -----------   -----------   -----------   ------------
Net (decrease) increase in net assets
 derived from policy transactions.........   (14,140,904)     (432,009)       423,402    (1,434,295)   (1,548,578)    (4,311,660)
                                            ------------    -----------   -----------   -----------   -----------   ------------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company of
 America, including seed money and
 reimbursements...........................       (15,383)     (187,920)       (52,719)     (171,980)    1,095,808       (283,887)
                                            ------------    -----------   -----------   -----------   -----------   ------------
Total increase (decrease) in net assets...    (4,096,965)    1,174,689      4,377,142     3,242,433     4,698,767     13,626,951
NET ASSETS
 Beginning of year........................    56,537,381    26,085,322     24,163,710    26,830,982    31,947,914    188,185,969
                                            ------------    -----------   -----------   -----------   -----------   ------------
 End of year..............................  $ 52,440,416    $27,260,011   $28,540,852   $30,073,415   $36,646,681   $201,812,920
                                            ============    ===========   ===========   ===========   ===========   ============
CHANGES IN UNITS
 Beginning units..........................       168,170       231,611        162,374       192,737       190,383        538,787
                                            ------------    -----------   -----------   -----------   -----------   ------------
 Units purchased..........................        17,721        54,039         43,226        48,185        50,655         99,940
 Units sold...............................       (59,991)      (60,546)       (43,741)      (57,997)      (51,841)      (113,683)
                                            ------------    -----------   -----------   -----------   -----------   ------------
 Ending units.............................       125,900       225,104        161,859       182,925       189,197        525,044
                                            ============    ===========   ===========   ===========   ===========   ============

                                                           GARTMORE
                                                             GVIT
                                             GARTMORE      INVESTOR
                                               GVIT      DESTINATIONS
                                            GOVERNMENT    AGGRESSIVE
                                            BOND FUND        FUND
                                             CLASS I       CLASS II
FROM OPERATIONS
Net investment income (loss)..............   $  6,740     $   11,266
Net realized (loss) gain on investments...       (142)       108,133
Net unrealized appreciation (depreciation)
 during the year..........................     (3,462)        47,794
                                             --------     ----------
Net increase in net assets from
 operations...............................      3,136        167,193
                                             --------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...............    109,563        386,813
Cost of insurance and administrative
 charges..................................    (30,854)      (107,183)
Surrenders and forfeitures................     (1,833)        (2,496)
Transfers between portfolios and the
 Guaranteed Account.......................     47,899       (222,600)
Net (withdrawals) repayments due to policy
 loans....................................       (134)       (44,605)
Withdrawals due to death benefits.........    (14,643)       (11,869)
                                             --------     ----------
Net (decrease) increase in net assets
 derived from policy transactions.........    109,998         (1,940)
                                             --------     ----------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company of
 America, including seed money and
 reimbursements...........................         22           (411)
                                             --------     ----------
Total increase (decrease) in net assets...    113,156        164,842
NET ASSETS
 Beginning of year........................     90,346      1,226,402
                                             --------     ----------
 End of year..............................   $203,502     $1,391,244
                                             ========     ==========
CHANGES IN UNITS
 Beginning units..........................        880          9,674
                                             --------     ----------
 Units purchased..........................      1,603          5,863
 Units sold...............................       (549)        (5,857)
                                             --------     ----------
 Ending units.............................      1,934          9,680
                                             ========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2004 -- continued

--------------------------------------------------------------------------------

                                                                       GARTMORE       GARTMORE
                                         GARTMORE       GARTMORE         GVIT           GVIT
                                           GVIT           GVIT         INVESTOR       INVESTOR     GARTMORE    DREYFUS
                                         INVESTOR       INVESTOR     DESTINATIONS   DESTINATIONS     GVIT        GVIT
                                       DESTINATIONS   DESTINATIONS    MODERATELY     MODERATELY    EMERGING    MID CAP
                                       CONSERVATIVE     MODERATE      AGGRESSIVE    CONSERVATIVE   MARKETS      INDEX
                                           FUND           FUND           FUND           FUND         FUND        FUND
                                         CLASS II       CLASS II       CLASS II       CLASS II     CLASS I     CLASS I
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).........   $   4,978      $   57,663     $   57,364      $ 11,052     $ 2,936    $   (1,878)
Net realized gain (loss) on
 investments.........................      16,187         104,474        228,960         7,579     161,953       120,309
Net unrealized (depreciation)
 appreciation during the year........     (10,947)        192,976        298,002        29,617     (66,419)      124,441
                                        ---------      ----------     ----------      --------     --------   ----------
Net increase (decrease) in net assets
 from operations.....................      10,218         355,113        584,326        48,248      98,470       242,872
                                        ---------      ----------     ----------      --------     --------   ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums..........     108,441       2,282,529      2,666,053       350,500      66,765       393,882
Cost of insurance and administrative
 charges.............................     (46,481)       (394,485)      (556,369)      (87,636)    (82,212)     (113,657)
Surrenders and forfeitures...........     (12,042)        (41,091)       (67,516)       (5,642)    (14,720)      (16,852)
Transfers between portfolios and the
 Guaranteed Account..................    (450,420)      1,964,082      2,452,117       435,933     109,055       776,208
Net repayments (withdrawals) due to
 policy loans........................        (980)        (14,667)      (698,878)         (182)     (4,134)      (14,661)
Withdrawals due to death benefits....      (1,021)             --             --            --          --            --
                                        ---------      ----------     ----------      --------     --------   ----------
Net (decrease) increase in net assets
 derived from policy transactions....    (402,503)      3,796,368      3,795,407       692,973      74,754     1,024,920
                                        ---------      ----------     ----------      --------     --------   ----------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company of
 America, including seed money and
 reimbursements......................          (2)          2,278          2,747           151          44           612
                                        ---------      ----------     ----------      --------     --------   ----------
Total (decrease) increase in net
 assets..............................    (392,287)      4,153,759      4,382,480       741,372     173,268     1,268,404
NET ASSETS
 Beginning of year...................     667,528       1,208,294      2,393,156       192,722     712,839       811,392
                                        ---------      ----------     ----------      --------     --------   ----------
 End of year.........................   $ 275,241      $5,362,053     $6,775,636      $934,094     $886,107   $2,079,796
                                        =========      ==========     ==========      ========     ========   ==========
CHANGES IN UNITS
 Beginning units.....................       6,061          10,132         18,821         1,729       4,413         4,848
                                        ---------      ----------     ----------      --------     --------   ----------
 Units purchased.....................       2,753          38,067         41,913         6,586       4,033         9,196
 Units sold..........................      (6,352)         (7,582)       (12,047)         (990)     (4,945)       (2,246)
                                        ---------      ----------     ----------      --------     --------   ----------
 Ending units........................       2,462          40,617         48,687         7,325       3,501        11,798
                                        =========      ==========     ==========      ========     ========   ==========


                                       FEDERATED    GARTMORE    GARTMORE                                           GARTMORE
                                          GVIT        GVIT        GVIT                      GARTMORE      GVIT       GVIT
                                          HIGH       GLOBAL      GLOBAL       GARTMORE        GVIT       SMALL       U.S.
                                         INCOME     FINANCIAL    HEALTH     GVIT GLOBAL      GLOBAL       CAP       GROWTH
                                          BOND      SERVICES    SCIENCES   TECHNOLOGY AND   UTILITIES    GROWTH    LEADERS
                                          FUND        FUND        FUND     COMMUNICATIONS     FUND        FUND       FUND
                                        CLASS I      CLASS I    CLASS I     FUND CLASS I     CLASS I    CLASS I    CLASS I
FROM OPERATIONS
Net investment income (loss).........  $   58,709   $  1,970    $(5,621)     $  (2,616)     $    993    $(5,015)   $(3,775)
Net realized gain (loss) on
 investments.........................      14,886     34,909      4,254        (16,097)       16,441      8,787     31,199
Net unrealized (depreciation)
 appreciation during the year........       8,913     12,406     52,734         (4,075)       22,781     71,377     41,849
                                       ----------   --------    --------     ---------      --------    --------   --------
Net increase (decrease) in net assets
 from operations.....................      82,508     49,285     51,367        (22,788)       40,215     75,149     69,273
                                       ----------   --------    --------     ---------      --------    --------   --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums..........     163,756     17,879     36,758         38,753         4,478    142,717     98,842
Cost of insurance and administrative
 charges.............................     (89,980)   (18,819)   (29,287)       (31,854)      (12,891)   (59,935)   (34,444)
Surrenders and forfeitures...........     (23,216)   (73,233)   (79,851)        (2,374)       (2,716)   (31,411)    (1,542)
Transfers between portfolios and the
 Guaranteed Account..................     339,992      1,582     53,135       (104,463)      149,469     45,097     15,208
Net repayments (withdrawals) due to
 policy loans........................      (4,512)    (4,060)    (7,928)        (2,392)           --     (3,366)    (6,262)
Withdrawals due to death benefits....          --         --         --             --            --         --         --
                                       ----------   --------    --------     ---------      --------    --------   --------
Net (decrease) increase in net assets
 derived from policy transactions....     386,040    (76,651)   (27,173)      (102,330)      138,340     93,102     71,802
                                       ----------   --------    --------     ---------      --------    --------   --------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company of
 America, including seed money and
 reimbursements......................         162         26        (52)          (136)           60        247        111
                                       ----------   --------    --------     ---------      --------    --------   --------
Total (decrease) increase in net
 assets..............................     468,710    (27,340)    24,142       (125,254)      178,615    168,498    141,186
NET ASSETS
 Beginning of year...................     612,463    304,959    806,268        421,781        30,785    705,995    519,168
                                       ----------   --------    --------     ---------      --------    --------   --------
 End of year.........................  $1,081,173   $277,619    $830,410     $ 296,527      $209,400    $874,493   $660,354
                                       ==========   ========    ========     =========      ========    ========   ========
CHANGES IN UNITS
 Beginning units.....................       4,386      2,201      3,010          3,023           256      4,888      3,096
                                       ----------   --------    --------     ---------      --------    --------   --------
 Units purchased.....................       4,097        768      1,363          2,367         1,052      4,279      2,277
 Units sold..........................      (1,744)    (1,323)    (1,749)        (3,436)         (505)    (3,267)    (1,888)
                                       ----------   --------    --------     ---------      --------    --------   --------
 Ending units........................       6,739      1,646      2,624          1,954           803      5,900      3,485
                                       ==========   ========    ========     =========      ========    ========   ========


                                       VAN KAMPEN
                                       GVIT MULTI
                                       SECTOR BOND
                                          FUND
                                         CLASS I
FROM OPERATIONS
Net investment income (loss).........  $   38,755
Net realized gain (loss) on
 investments.........................       3,340
Net unrealized (depreciation)
 appreciation during the year........      14,700
                                       ----------
Net increase (decrease) in net assets
 from operations.....................      56,795
                                       ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums..........     171,786
Cost of insurance and administrative
 charges.............................     (96,300)
Surrenders and forfeitures...........     (18,367)
Transfers between portfolios and the
 Guaranteed Account..................     230,204
Net repayments (withdrawals) due to
 policy loans........................      (6,855)
Withdrawals due to death benefits....          --
                                       ----------
Net (decrease) increase in net assets
 derived from policy transactions....     280,468
                                       ----------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company of
 America, including seed money and
 reimbursements......................         283
                                       ----------
Total (decrease) increase in net
 assets..............................     337,546
NET ASSETS
 Beginning of year...................     731,877
                                       ----------
 End of year.........................  $1,069,423
                                       ==========
CHANGES IN UNITS
 Beginning units.....................       5,508
                                       ----------
 Units purchased.....................       5,980
 Units sold..........................      (3,588)
                                       ----------
 Ending units........................       7,900
                                       ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2004 -- continued

--------------------------------------------------------------------------------

                                                              GARTMORE
                                                  GARTMORE      GVIT                         GARTMORE      GARTMORE
                                     DREYFUS        GVIT       GLOBAL       GARTMORE           GVIT          GVIT
                                      GVIT        EMERGING    FINANCIAL       GVIT            GLOBAL        GLOBAL        ZERO
                                  INTERNATIONAL    MARKETS    SERVICES    GLOBAL HEALTH   TECHNOLOGY AND   UTILITIES     COUPON
                                   VALUE FUND       FUND        FUND      SCIENCES FUND   COMMUNICATIONS     FUND         BOND
                                    CLASS III     CLASS III   CLASS III     CLASS III     FUND CLASS III   CLASS III   SERIES FUND
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....   $    30,841    $  3,195     $   286      $   (863)        $ (1,041)     $    959    $  (144,155)
Net realized gain (loss) on
 investments....................        23,506      58,091       3,067        (5,253)          (6,180)       14,544        766,431
Net unrealized appreciation
 (depreciation) during the
 year...........................     1,167,325      31,359       3,816         9,428           28,210        14,926       (638,865)
                                   -----------    --------     -------      --------         --------      --------    -----------
Net increase (decrease) in net
 assets from operations.........     1,221,672      92,645       7,169         3,312           20,989        30,429        (16,589)
                                   -----------    --------     -------      --------         --------      --------    -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.....     4,490,785     139,485      36,628        78,604           67,395        21,256      1,125,759
Cost of insurance and
 administrative charges.........      (253,957)    (22,158)     (1,338)       (7,553)          (7,849)       (5,614)      (936,527)
Surrenders and forfeitures......      (246,641)     (3,810)       (682)       (1,198)          (5,044)       (3,066)      (967,873)
Transfers between portfolios and
 the Guaranteed Account.........     8,785,210     535,286      24,074       109,144          318,954       243,082       (789,659)
Net repayments (withdrawals) due
 to policy loans................        14,053      (3,999)         --          (142)          (5,898)           --       (136,877)
Withdrawals due to death
 benefits.......................        (1,824)         --          --            --               --            --       (119,763)
                                   -----------    --------     -------      --------         --------      --------    -----------
Net increase (decrease) in net
 assets derived from policy
 transactions...................    12,787,626     644,804      58,682       178,855          367,558       255,658     (1,824,940)
                                   -----------    --------     -------      --------         --------      --------    -----------
Amounts (withdrawn)/contributed
 by Nationwide Life Insurance
 Company of America, including
 seed money and
 reimbursements.................        (1,414)       (371)         19           128               (9)          148         39,977
                                   -----------    --------     -------      --------         --------      --------    -----------
Total increase (decrease) in net
 assets.........................    14,007,884     737,078      65,870       182,295          388,538       286,235     (1,801,552)
NET ASSETS
 Beginning of year..............            --          --          --            --               --            --     14,135,457
                                   -----------    --------     -------      --------         --------      --------    -----------
 End of year....................   $14,007,884    $737,078     $65,870      $182,295         $388,538      $286,235    $12,333,905
                                   ===========    ========     =======      ========         ========      ========    ===========
CHANGES IN UNITS
 Beginning units................            --          --          --            --               --            --         30,237
                                   -----------    --------     -------      --------         --------      --------    -----------
 Units purchased................       113,874       8,151         580         2,651            4,304         2,469          4,208
 Units sold.....................       (11,079)     (1,913)        (19)         (809)            (741)         (211)        (7,879)
                                   -----------    --------     -------      --------         --------      --------    -----------
 Ending units...................       102,795       6,238         561         1,842            3,563         2,258         26,566
                                   ===========    ========     =======      ========         ========      ========    ===========

                                                                                                               FIDELITY
                                                                                                                 VIP       FIDELITY
                                    FIDELITY                       FIDELITY                      FIDELITY     INVESTMENT      VIP
                                       VIP          FIDELITY       VIP HIGH       FIDELITY          VIP         GRADE       EQUITY-
                                     EQUITY-           VIP          INCOME           VIP         OVERSEAS        BOND       INCOME
                                     INCOME          GROWTH        PORTFOLIO      OVERSEAS       PORTFOLIO    PORTFOLIO    PORTFOLIO
                                    PORTFOLIO       PORTFOLIO       INITIAL       PORTFOLIO       INITIAL      SERVICE      SERVICE
                                  INITIAL CLASS   INITIAL CLASS      CLASS      INITIAL CLASS     CLASS R       CLASS        CLASS
FROM OPERATIONS
Net investment income (loss)....  $  1,248,285    $   (768,050)   $ 1,605,799   $    250,438    $   (31,989)   $ 11,259    $ (1,103)
Net realized gain (loss) on
 investments....................     2,170,085      (2,786,795)       460,226     (6,517,828)         4,418       9,560       7,029
Net unrealized appreciation
 (depreciation) during the
 year...........................    11,461,428       8,408,419       (459,967)    11,212,994      1,171,206      (2,967)     61,460
                                  ------------    ------------    -----------   ------------    -----------    --------    --------
Net increase (decrease) in net
 assets from operations.........    14,879,798       4,853,574      1,606,058      4,945,604      1,143,635      17,852      67,386
                                  ------------    ------------    -----------   ------------    -----------    --------    --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.....    16,547,259      25,857,652      2,118,465      2,486,146      3,535,697     267,114     367,024
Cost of insurance and
 administrative charges.........   (10,721,762)    (16,555,344)    (1,561,058)    (3,145,669)      (253,257)    (77,084)    (96,207)
Surrenders and forfeitures......    (9,637,363)    (12,598,219)      (905,346)    (2,416,911)      (280,807)     (5,837)     (1,964)
Transfers between portfolios and
 the Guaranteed Account.........      (835,588)     (7,237,049)      (789,005)   (10,141,712)    10,487,008     130,419     349,589
Net repayments (withdrawals) due
 to policy loans................      (564,493)       (440,492)        59,690         (7,290)      (135,565)       (171)     (7,799)
Withdrawals due to death
 benefits.......................      (421,664)       (368,233)       (64,599)      (144,804)        (1,655)       (903)       (808)
                                  ------------    ------------    -----------   ------------    -----------    --------    --------
Net increase (decrease) in net
 assets derived from policy
 transactions...................    (5,633,611)    (11,341,685)    (1,141,853)   (13,370,240)    13,351,421     313,538     609,835
                                  ------------    ------------    -----------   ------------    -----------    --------    --------
Amounts (withdrawn)/contributed
 by Nationwide Life Insurance
 Company of America, including
 seed money and
 reimbursements.................        (8,798)        (18,144)         4,327         (7,621)         2,885      (1,991)        358
                                  ------------    ------------    -----------   ------------    -----------    --------    --------
Total increase (decrease) in net
 assets.........................     9,237,389      (6,506,255)       468,532     (8,432,257)    14,497,941     329,399     677,579
NET ASSETS
 Beginning of year..............   141,840,455     198,952,693     21,287,314     47,297,292             --     342,874     135,997
                                  ------------    ------------    -----------   ------------    -----------    --------    --------
 End of year....................  $151,077,844    $192,446,438    $21,755,846   $ 38,865,035    $14,497,941    $672,273    $813,576
                                  ============    ============    ===========   ============    ===========    ========    ========
CHANGES IN UNITS
 Beginning units................       379,124         589,450        113,576        240,885             --       3,267       1,099
                                  ------------    ------------    -----------   ------------    -----------    --------    --------
 Units purchased................        69,412         115,871         36,028         24,894        124,618       3,772       5,756
 Units sold.....................       (81,884)       (145,780)       (41,349)      (101,283)       (11,231)       (851)       (905)
                                  ------------    ------------    -----------   ------------    -----------    --------    --------
 Ending units...................       366,652         559,541        108,255        164,496        113,387       6,188       5,950
                                  ============    ============    ===========   ============    ===========    ========    ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2004 -- continued

--------------------------------------------------------------------------------

                                                                  FIDELITY      FIDELITY        FIDELITY
                                                    FIDELITY         VIP         VIP II          VIP II         FIDELITY
                                    FIDELITY           VIP        OVERSEAS        ASSET        INVESTMENT        VIP II
                                   VIP GROWTH       OVERSEAS      PORTFOLIO      MANAGER       GRADE BOND      CONTRAFUND
                                    PORTFOLIO       PORTFOLIO      SERVICE      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                  SERVICE CLASS   SERVICE CLASS    CLASS R    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income....    $ (2,965)       $    439      $   (807)    $   967,883     $ 1,542,536    $   (361,875)
Net realized gain (loss) on
 investments....................       6,954          25,142          (163)       (876,180)      1,910,700       1,307,931
Net unrealized appreciation
 (depreciation) during the
 year...........................      19,793          (1,392)       32,165       2,096,343      (1,796,806)     13,907,581
                                    --------        --------      --------     -----------     -----------    ------------
Net increase in net assets from
 operations.....................      23,782          24,189        31,195       2,188,046       1,656,430      14,853,637
                                    --------        --------      --------     -----------     -----------    ------------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.....     299,198          69,481       174,012       5,350,982       6,586,464      12,686,583
Cost of insurance and
 administrative charges.........     (69,665)        (41,351)       (9,651)     (3,921,780)     (3,678,417)     (8,133,830)
Surrenders and forfeitures......      (2,337)         (1,306)         (261)     (3,109,659)     (2,883,381)     (5,967,994)
Transfers between portfolios and
 the Guaranteed Account.........     190,112            (734)      126,994        (657,726)       (139,704)        276,872
Net (withdrawals) repayments due
 to policy loans................      (7,959)           (298)          (37)        178,387        (194,136)       (205,971)
Withdrawals due to death
 benefits.......................      (1,082)         (1,425)           --        (351,108)        (74,693)       (290,241)
                                    --------        --------      --------     -----------     -----------    ------------
Net increase (decrease) in net
 assets derived from policy
 transactions...................     408,267          24,367       291,057      (2,510,904)       (383,867)     (1,634,581)
                                    --------        --------      --------     -----------     -----------    ------------
Amounts contributed/(withdrawn)
 by Nationwide Life Insurance
 Company of America, including
 seed money and reimbursements..         328              97           149          (4,356)        (13,067)            (13)
                                    --------        --------      --------     -----------     -----------    ------------
Total increase (decrease) in net
 assets.........................     432,377          48,653       322,401        (327,214)      1,259,496      13,219,043
NET ASSETS
 Beginning of year..............     266,021         182,353            --      47,810,008      44,782,940     101,437,628
                                    --------        --------      --------     -----------     -----------    ------------
 End of year....................    $698,398        $231,006      $322,401     $47,482,794     $46,042,436    $114,656,671
                                    ========        ========      ========     ===========     ===========    ============
CHANGES IN UNITS
 Beginning units................       2,128           1,317            --         166,379         190,772         380,422
                                    --------        --------      --------     -----------     -----------    ------------
 Units purchased................       4,552           1,090         3,054          30,505          56,589          75,802
 Units sold.....................      (1,228)           (925)         (149)        (39,716)        (55,258)        (84,527)
                                    --------        --------      --------     -----------     -----------    ------------
 Ending units...................       5,452           1,482         2,905         157,168         192,103         371,697
                                    ========        ========      ========     ===========     ===========    ============

                                                FIDELITY                                              NEUBERGER
                                   FIDELITY     VIP III       NEUBERGER                   NEUBERGER    BERMAN     NEUBERGER
                                   VIP III       VALUE       BERMAN AMT      NEUBERGER     BERMAN        AMT        BERMAN
                                   MID CAP     STRATEGIES      LIMITED        BERMAN         AMT       MID CAP       AMT
                                  PORTFOLIO    PORTFOLIO    MATURITY BOND       AMT       FASCIANO     GROWTH      SOCIALLY
                                   SERVICE      SERVICE       PORTFOLIO      PARTNERS     PORTFOLIO   PORTFOLIO   RESPONSIVE
                                    CLASS        CLASS         CLASS I       PORTFOLIO     CLASS S     CLASS I    PORTFOLIO
FROM OPERATIONS
Net investment (loss) income....  $  (31,824)  $  (13,361)   $   475,606    $  (175,785)  $ (6,047)   $ (2,056)    $ (1,108)
Net realized gain (loss) on
 investments....................     105,515       68,845        (51,334)      (645,206)    45,837       6,139        1,293
Net unrealized appreciation
 (depreciation) during the
 year...........................   1,165,472      158,793       (407,281)     5,468,442     48,394      45,191       29,240
                                  ----------   ----------    -----------    -----------   --------    --------     --------
Net increase in net assets from
 operations.....................   1,239,163      214,277         16,991      4,647,451     88,184      49,274       29,425
                                  ----------   ----------    -----------    -----------   --------    --------     --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.....     727,158      326,215      2,246,317      3,146,114    156,728      47,770       29,911
Cost of insurance and
 administrative charges.........    (298,254)    (164,397)    (1,378,688)    (2,216,763)   (63,754)    (30,761)     (12,132)
Surrenders and forfeitures......    (261,059)     (72,513)    (1,090,631)    (1,733,914)   (53,390)     (1,865)        (515)
Transfers between portfolios and
 the Guaranteed Account.........   3,414,565    1,073,149         12,412       (468,567)   (16,209)    207,935      202,514
Net (withdrawals) repayments due
 to policy loans................      (9,210)     (54,845)        (9,299)        93,448       (652)        (66)         (42)
Withdrawals due to death
 benefits.......................        (957)          --         (2,249)       (37,569)    (1,005)         --           --
                                  ----------   ----------    -----------    -----------   --------    --------     --------
Net increase (decrease) in net
 assets derived from policy
 transactions...................   3,572,243    1,107,609       (222,138)    (1,217,251)    21,718     223,013      219,736
                                  ----------   ----------    -----------    -----------   --------    --------     --------
Amounts contributed/(withdrawn)
 by Nationwide Life Insurance
 Company of America, including
 seed money and reimbursements..      (2,499)        (228)       (15,111)        (6,752)       196         113           27
                                  ----------   ----------    -----------    -----------   --------    --------     --------
Total increase (decrease) in net
 assets.........................   4,808,907    1,321,658       (220,258)     3,423,448    110,098     272,400      249,188
NET ASSETS
 Beginning of year..............   2,781,308    1,218,684     16,301,767     26,158,977    846,577     106,371       73,178
                                  ----------   ----------    -----------    -----------   --------    --------     --------
 End of year....................  $7,590,215   $2,540,342    $16,081,509    $29,582,425   $956,675    $378,771     $322,366
                                  ==========   ==========    ===========    ===========   ========    ========     ========
CHANGES IN UNITS
 Beginning units................      17,123        6,778         83,989        196,982      6,391         784          594
                                  ----------   ----------    -----------    -----------   --------    --------     --------
 Units purchased................      26,752       13,341         22,224         29,903      1,932       3,631        1,005
 Units sold.....................      (7,433)      (8,478)       (23,645)       (40,332)    (2,681)     (1,991)        (100)
                                  ----------   ----------    -----------    -----------   --------    --------     --------
 Ending units...................      36,442       11,641         82,568        186,553      5,642       2,424        1,499
                                  ==========   ==========    ===========    ===========   ========    ========     ========


                                    VAN ECK
                                   WORLDWIDE
                                   BOND FUND
                                    INITIAL
                                     CLASS
FROM OPERATIONS
Net investment (loss) income....  $   656,763
Net realized gain (loss) on
 investments....................      629,178
Net unrealized appreciation
 (depreciation) during the
 year...........................     (737,253)
                                  -----------
Net increase in net assets from
 operations.....................      548,688
                                  -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.....      362,394
Cost of insurance and
 administrative charges.........     (571,529)
Surrenders and forfeitures......     (432,842)
Transfers between portfolios and
 the Guaranteed Account.........   (1,613,236)
Net (withdrawals) repayments due
 to policy loans................     (286,434)
Withdrawals due to death
 benefits.......................       (4,074)
                                  -----------
Net increase (decrease) in net
 assets derived from policy
 transactions...................   (2,545,721)
                                  -----------
Amounts contributed/(withdrawn)
 by Nationwide Life Insurance
 Company of America, including
 seed money and reimbursements..       (5,385)
                                  -----------
Total increase (decrease) in net
 assets.........................   (2,002,418)
NET ASSETS
 Beginning of year..............    8,550,780
                                  -----------
 End of year....................  $ 6,548,362
                                  ===========
CHANGES IN UNITS
 Beginning units................       36,877
                                  -----------
 Units purchased................        4,098
 Units sold.....................      (17,054)
                                  -----------
 Ending units...................       23,921
                                  ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2004 -- continued

--------------------------------------------------------------------------------

                             VAN ECK       VAN ECK       VAN ECK
                            WORLDWIDE     WORLDWIDE     WORLDWIDE                  VAN ECK      VAN ECK      VAN ECK
                              HARD        EMERGING        REAL        VAN ECK     WORLDWIDE    WORLDWIDE    WORLDWIDE
                             ASSETS        MARKETS       ESTATE      WORLDWIDE       HARD       EMERGING       REAL
                              FUND          FUND          FUND          BOND        ASSETS      MARKETS       ESTATE
                             INITIAL       INITIAL       INITIAL        FUND         FUND         FUND         FUND
                              CLASS         CLASS         CLASS       CLASS R      CLASS R      CLASS R      CLASS R
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss)
 income..................  $   (13,022)  $   (13,962)  $    44,084   $  (3,572)   $  (3,624)   $ (13,386)   $  (4,476)
Net realized gain (loss)
 on investments..........      627,583       (75,783)      651,588       4,030       13,537       20,636       12,430
Net unrealized
 appreciation during the
 year....................      463,950     4,427,578       781,387      96,624      145,706      865,871      233,073
                           -----------   -----------   -----------   ----------   ----------   ----------   ----------
Net increase in net
 assets from
 operations..............    1,078,511     4,337,833     1,477,059      97,082      155,619      873,121      241,027
                           -----------   -----------   -----------   ----------   ----------   ----------   ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net
 premiums................      237,814     1,003,064       232,653     503,725      331,667    1,484,001      377,847
Cost of insurance and
 administrative
 charges.................     (332,559)   (1,408,204)     (425,926)    (36,578)     (31,428)    (112,762)     (32,068)
Surrenders and
 forfeitures.............     (297,801)     (881,669)     (286,726)    (40,407)     (22,138)    (100,194)     (33,898)
Transfers between
 portfolios and the
 Guaranteed Account......     (652,561)   (2,848,921)     (859,657)  1,372,330    1,511,468    4,103,828    1,609,012
Net repayments
 (withdrawals) due to
 policy loans............        4,335       (61,752)       (6,942)     (5,673)      (3,350)     (20,264)      (6,499)
Withdrawals due to death
 benefits................       (9,547)      (35,912)       (2,901)       (341)        (155)      (1,153)      --
                           -----------   -----------   -----------   ----------   ----------   ----------   ----------
Net (decrease) increase
 in net assets derived
 from policy
 transactions............   (1,050,319)   (4,233,394)   (1,349,499)  1,793,056    1,786,064    5,353,456    1,914,394
                           -----------   -----------   -----------   ----------   ----------   ----------   ----------
Amounts
 (withdrawn)/contributed
 by Nationwide Life
 Insurance Company of
 America, including seed
 money and
 reimbursements..........      (43,683)      (30,749)      (45,751)        220          838       (2,312)         980
                           -----------   -----------   -----------   ----------   ----------   ----------   ----------
Total (decrease) increase
 in net assets...........      (15,491)       73,690        81,809   1,890,358    1,942,521    6,224,265    2,156,401
NET ASSETS
 Beginning of year.......    5,271,849    20,745,220     4,665,338      --           --           --           --
                           -----------   -----------   -----------   ----------   ----------   ----------   ----------
 End of year.............  $ 5,256,358   $20,818,910   $ 4,747,147   $1,890,358   $1,942,521   $6,224,265   $2,156,401
                           ===========   ===========   ===========   ==========   ==========   ==========   ==========
CHANGES IN UNITS
 Beginning units.........       23,902       131,140        27,885      --           --           --           --
                           -----------   -----------   -----------   ----------   ----------   ----------   ----------
 Units purchased.........        5,705        23,818         5,370      16,289       14,642       46,739       15,247
 Units sold..............      (11,732)      (61,195)      (12,994)     (1,252)      (1,342)      (5,787)      (1,325)
                           -----------   -----------   -----------   ----------   ----------   ----------   ----------
 Ending units............       17,875        93,763        20,261      15,037       13,300       40,952       13,922
                           ===========   ===========   ===========   ==========   ==========   ==========   ==========

                               ALGER                                                                DREYFUS
                              AMERICAN        STRONG                                   DREYFUS     SMALL CAP     DREYFUS
                               SMALL         MID CAP       STRONG        DREYFUS      DEVELOPING     STOCK        STOCK
                           CAPITALIZATION     GROWTH     OPPORTUNITY   APPRECIATION    LEADERS       INDEX        INDEX
                             PORTFOLIO       FUND II       FUND II      PORTFOLIO     PORTFOLIO    PORTFOLIO       FUND
                              CLASS O        INVESTOR     INVESTOR       INITIAL       INITIAL      SERVICE      INITIAL
                               SHARES         CLASS         CLASS         SHARES        SHARES       SHARES       SHARES
FROM OPERATIONS
Net investment (loss)
 income..................   $  (198,733)    $  (62,391)  $  (63,004)    $   29,473     $   (760)   $  (6,004)   $   56,722
Net realized gain (loss)
 on investments..........    (2,013,985)      (410,151)      12,981         10,824        4,607      207,865        52,241
Net unrealized
 appreciation during the
 year....................     6,643,314      1,967,836    1,473,163         73,217       11,730      267,406       314,015
                            -----------     ----------   ----------     ----------     --------    ----------   ----------
Net increase in net
 assets from
 operations..............     4,430,596      1,495,294    1,423,140        113,514       15,577      469,267       422,978
                            -----------     ----------   ----------     ----------     --------    ----------   ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net
 premiums................     4,390,194      1,809,691    1,424,639        517,430       44,066      666,705     1,968,667
Cost of insurance and
 administrative
 charges.................    (2,699,048)      (879,340)    (701,897)      (227,024)     (18,097)    (194,406)     (347,383)
Surrenders and
 forfeitures.............    (1,671,356)      (276,761)    (270,604)       (90,396)     (10,256)    (113,569)      (74,443)
Transfers between
 portfolios and the
 Guaranteed Account......    (2,054,497)      (475,627)    (862,652)       631,414      159,526      506,901     1,897,002
Net repayments
 (withdrawals) due to
 policy loans............      (152,495)       (48,026)      (9,528)       (10,812)        (319)     (16,627)      (10,328)
Withdrawals due to death
 benefits................      (105,736)       (29,451)     (10,444)        (4,899)      --             (982)       (1,019)
                            -----------     ----------   ----------     ----------     --------    ----------   ----------
Net (decrease) increase
 in net assets derived
 from policy
 transactions............    (2,292,938)       100,486     (430,486)       815,713      174,920      848,022     3,432,496
                            -----------     ----------   ----------     ----------     --------    ----------   ----------
Amounts
 (withdrawn)/contributed
 by Nationwide Life
 Insurance Company of
 America, including seed
 money and
 reimbursements..........       (45,002)       (17,170)      (4,164)       (21,619)          64          912           (10)
                            -----------     ----------   ----------     ----------     --------    ----------   ----------
Total (decrease) increase
 in net assets...........     2,092,656      1,578,610      988,490        907,608      190,561    1,318,201     3,855,464
NET ASSETS
 Beginning of year.......    29,405,857      7,980,599    8,450,829      1,974,485       43,833    1,662,702     2,272,777
                            -----------     ----------   ----------     ----------     --------    ----------   ----------
 End of year.............   $31,498,513     $9,559,209   $9,439,319     $2,882,093     $234,394    $2,980,903   $6,128,241
                            ===========     ==========   ==========     ==========     ========    ==========   ==========
CHANGES IN UNITS
 Beginning units.........       257,766        159,693       82,123         17,412          264       11,382        16,022
                            -----------     ----------   ----------     ----------     --------    ----------   ----------
 Units purchased.........        54,029         42,988       18,642         11,607        1,401       14,138        31,568
 Units sold..............       (71,471)       (42,007)     (21,975)        (4,078)        (331)      (8,501)       (6,367)
                            -----------     ----------   ----------     ----------     --------    ----------   ----------
 Ending units............       240,324        160,674       78,790         24,941        1,334       17,019        41,223
                            ===========     ==========   ==========     ==========     ========    ==========   ==========

                                       F-19

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2004 -- continued

--------------------------------------------------------------------------------

                                                                                AMERICAN
                                                                               CENTURY VP                    AMERICAN
                                       AMERICAN       AMERICAN     AMERICAN      INCOME       AMERICAN      CENTURY VP
                                      CENTURY VP     CENTURY VP   CENTURY VP      AND        CENTURY VP     INFLATION
                                     INTERNATIONAL     ULTRA        VALUE        GROWTH     INTERNATIONAL   PROTECTION
                                         FUND           FUND         FUND         FUND          FUND           FUND
                                        CLASS I       CLASS I      CLASS I      CLASS I       CLASS III      CLASS II
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......    $    (940)    $ (11,605)   $  12,816    $   3,658      $ (1,167)     $  21,423
Net realized gain (loss) on
 investments.......................      117,252       173,581      459,699       26,815           346          6,612
Net unrealized (depreciation)
 appreciation during the year......      (16,132)          436      107,445       91,954        46,691         14,258
                                       ---------     ----------   ----------   ----------     --------      ----------
Net increase (decrease) in net
 assets from operations............      100,180       162,412      579,960      122,427        45,870         42,293
                                       ---------     ----------   ----------   ----------     --------      ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........       74,048       308,538      731,840      335,801       126,232        115,212
Cost of insurance and
 administrative charges............      (84,787)     (143,102)    (335,912)    (118,885)      (12,974)       (50,067)
Surrenders and forfeitures.........      (28,028)     (259,079)    (425,300)     (17,180)       (7,867)       (54,639)
Transfers between portfolios and
 the Guaranteed Account............      (40,856)     (335,655)     580,428      136,316       426,537        797,593
Net (withdrawals) repayments due to
 policy loans......................      (30,650)      (40,812)     (66,225)      (1,505)       (1,841)       (23,142)
Withdrawals due to death
 benefits..........................       (6,756)       (4,705)      (1,807)        (163)       --             --
                                       ---------     ----------   ----------   ----------     --------      ----------
Net (decrease) increase in net
 assets derived from policy
 transactions......................     (117,029)     (474,815)     483,024      334,384       530,087        784,957
                                       ---------     ----------   ----------   ----------     --------      ----------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company
 of America, including seed money
 and reimbursements................      (21,415)      (21,613)     (23,239)         212           169             64
                                       ---------     ----------   ----------   ----------     --------      ----------
Total (decrease) increase in net
 assets............................      (38,264)     (334,016)   1,039,745      457,023       576,126        827,314
NET ASSETS
 Beginning of year.................      768,468     1,859,180    3,821,308      763,320        --            336,009
                                       ---------     ----------   ----------   ----------     --------      ----------
 End of year.......................    $ 730,204     $1,525,164   $4,861,053   $1,220,343     $576,126      $1,163,323
                                       =========     ==========   ==========   ==========     ========      ==========
CHANGES IN UNITS
 Beginning units...................        6,241        17,496       29,965        5,783        --              2,762
                                       ---------     ----------   ----------   ----------     --------      ----------
 Units purchased...................        2,419         6,300       18,645        4,724         5,382          9,614
 Units sold........................       (3,799)      (10,737)     (15,192)      (2,282)         (294)        (2,264)
                                       ---------     ----------   ----------   ----------     --------      ----------
 Ending units......................        4,861        13,059       33,418        8,225         5,088         10,112
                                       =========     ==========   ==========   ==========     ========      ==========

                                                                                               JANUS
                                        JANUS           JANUS         JANUS                    ASPEN         JANUS         JANUS
                                        ASPEN           ASPEN         ASPEN        JANUS       RISK          ASPEN         ASPEN
                                       CAPITAL      INTERNATIONAL     GLOBAL       ASPEN      MANAGED    INTERNATIONAL     GLOBAL
                                     APPRECIATION      GROWTH       TECHNOLOGY   BALANCED      CORE         GROWTH       TECHNOLOGY
                                      PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                       SERVICE         SERVICE       SERVICE      SERVICE     SERVICE     SERVICE II     SERVICE II
                                        SHARES         SHARES         SHARES      SHARES      SHARES        SHARES         SHARES
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......   $   (9,847)     $   1,085     $  (2,926)   $ 11,222    $  1,005      $    293       $  (162)
Net realized gain (loss) on
 investments.......................       67,404        145,683        37,151      16,366      13,938          (635)          273
Net unrealized (depreciation)
 appreciation during the year......      180,644        (44,161)      (44,975)     28,532        (154)       33,523         4,432
                                      ----------      ---------     ---------    --------    --------      --------       -------
Net increase (decrease) in net
 assets from operations............      238,201        102,607       (10,750)     56,120      14,789        33,181         4,543
                                      ----------      ---------     ---------    --------    --------      --------       -------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........      389,137         62,886        34,474     133,727      23,571       124,807        44,365
Cost of insurance and
 administrative charges............     (174,783)       (69,342)      (52,488)    (72,921)     (8,737)       (7,683)       (2,816)
Surrenders and forfeitures.........      (45,142)       (59,253)      (11,900)    (93,638)      --           (5,955)         (226)
Transfers between portfolios and
 the Guaranteed Account............      (43,898)       (66,368)      (66,741)    174,631     (61,135)      183,760        30,421
Net (withdrawals) repayments due to
 policy loans......................       (1,072)         5,597        (4,247)     (3,922)      --              (15)          (59)
Withdrawals due to death
 benefits..........................       (3,633)        (7,004)       (3,782)      --          --           --             --
                                      ----------      ---------     ---------    --------    --------      --------       -------
Net (decrease) increase in net
 assets derived from policy
 transactions......................      120,609       (133,484)     (104,684)    137,877     (46,301)      294,914        71,685
                                      ----------      ---------     ---------    --------    --------      --------       -------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company
 of America, including seed money
 and reimbursements................      (23,636)       (23,054)      (21,424)         29           2            56            85
                                      ----------      ---------     ---------    --------    --------      --------       -------
Total (decrease) increase in net
 assets............................      335,174        (53,931)     (136,858)    194,026     (31,510)      328,151        76,313
NET ASSETS
 Beginning of year.................    1,375,575        776,609       493,192     582,495     133,965        --             --
                                      ----------      ---------     ---------    --------    --------      --------       -------
 End of year.......................   $1,710,749      $ 722,678     $ 356,334    $776,521    $102,455      $328,151       $76,313
                                      ==========      =========     =========    ========    ========      ========       =======
CHANGES IN UNITS
 Beginning units...................       11,805          6,892         4,113       4,529       1,094        --             --
                                      ----------      ---------     ---------    --------    --------      --------       -------
 Units purchased...................        5,421          2,873           513       2,003         279         3,104           779
 Units sold........................       (4,387)        (4,209)       (1,457)     (1,757)       (886)         (236)          (54)
                                      ----------      ---------     ---------    --------    --------      --------       -------
 Ending units......................       12,839          5,556         3,169       4,775         487         2,868           725
                                      ==========      =========     =========    ========    ========      ========       =======


                                     OPPENHEIMER
                                       CAPITAL
                                     APPRECIATION
                                       FUND VA
                                       INITIAL
                                        CLASS
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......   $  (13,188)
Net realized gain (loss) on
 investments.......................       82,889
Net unrealized (depreciation)
 appreciation during the year......      128,996
                                      ----------
Net increase (decrease) in net
 assets from operations............      198,697
                                      ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........      763,043
Cost of insurance and
 administrative charges............     (248,459)
Surrenders and forfeitures.........     (134,014)
Transfers between portfolios and
 the Guaranteed Account............    1,394,856
Net (withdrawals) repayments due to
 policy loans......................     (108,130)
Withdrawals due to death
 benefits..........................      --
                                      ----------
Net (decrease) increase in net
 assets derived from policy
 transactions......................    1,667,296
                                      ----------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company
 of America, including seed money
 and reimbursements................      (20,770)
                                      ----------
Total (decrease) increase in net
 assets............................    1,845,223
NET ASSETS
 Beginning of year.................    1,828,234
                                      ----------
 End of year.......................   $3,673,457
                                      ==========
CHANGES IN UNITS
 Beginning units...................       15,315
                                      ----------
 Units purchased...................       20,879
 Units sold........................       (5,243)
                                      ----------
 Ending units......................       30,951
                                      ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2004 -- continued

--------------------------------------------------------------------------------

                              OPPENHEIMER                                     OPPENHEIMER    OPPENHEIMER
                                GLOBAL        OPPENHEIMER     OPPENHEIMER     MAIN STREET      GLOBAL       AIM V.I.
                              SECURITIES      MAIN STREET     HIGH INCOME      SMALL CAP     SECURITIES      BASIC
                                FUND VA         FUND VA         FUND VA         FUND VA       FUND/ VA     VALUE FUND
                             INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    CLASS III     SERIES I
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss)....................    $   18,534      $    1,312       $ 18,178       $   (5,061)   $   (7,853)   $ (11,564)
Net realized gain on
 investments...............       500,766          70,301          7,958           66,901         1,856       37,659
Net unrealized
 (depreciation)
 appreciation during the
 year......................       (97,104)         94,407         10,372           92,827       347,099      175,014
                               ----------      ----------       --------       ----------    ----------    ----------
Net increase in net assets
 from operations...........       422,196         166,020         36,508          154,667       341,102      201,109
                               ----------      ----------       --------       ----------    ----------    ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net
 premiums..................       270,647         481,915        113,897          112,200       707,577      316,235
Cost of insurance and
 administrative charges....      (268,702)       (198,610)       (39,725)         (46,070)      (90,388)    (126,764)
Surrenders and
 forfeitures...............       (65,084)       (113,780)       (21,235)          (8,327)      (43,783)     (78,493)
Transfers between
 portfolios and the
 Guaranteed Account........      (442,269)        443,345        302,247          398,742     2,085,652    1,957,036
Net (withdrawals)
 repayments due to policy
 loans.....................       (13,182)        (10,373)        (7,453)         (65,027)       (5,983)     (19,353)
Withdrawals due to death
 benefits..................        (3,879)        (24,179)       --               --             --           --
                               ----------      ----------       --------       ----------    ----------    ----------
Net (decrease) increase in
 net assets derived from
 policy transactions.......      (522,469)        578,318        347,731          391,518     2,653,075    2,048,661
                               ----------      ----------       --------       ----------    ----------    ----------
Amounts
 (withdrawn)/contributed by
 Nationwide Life Insurance
 Company of America,
 including seed money and
 reimbursements............       (24,330)        (21,070)           140              165           902        1,430
                               ----------      ----------       --------       ----------    ----------    ----------
Total (decrease) increase
 in net assets.............      (124,603)        723,268        384,379          546,350     2,995,079    2,251,200
NET ASSETS
 Beginning of year.........     2,598,713       1,537,378        253,301          482,949            --      439,450
                               ----------      ----------       --------       ----------    ----------    ----------
 End of year...............    $2,474,110      $2,260,646       $637,680       $1,029,299    $2,995,079    $2,690,650
                               ==========      ==========       ========       ==========    ==========    ==========
CHANGES IN UNITS
 Beginning units...........        21,549          12,151          1,478            2,249            --        2,782
                               ----------      ----------       --------       ----------    ----------    ----------
 Units purchased...........         8,315           8,051          4,400            4,248        28,864       17,559
 Units sold................       (15,618)         (3,723)        (1,264)          (1,314)       (3,054)      (3,043)
                               ----------      ----------       --------       ----------    ----------    ----------
 Ending units..............        14,246          16,479          4,614            5,183        25,810       17,298
                               ==========      ==========       ========       ==========    ==========    ==========

                                                                          FEDERATED      FEDERATED
                               AIM V.I.      AIM V.I.      FEDERATED       AMERICAN       CAPITAL        FRANKLIN       FRANKLIN
                               CAPITAL        CAPITAL     QUALITY BOND     LEADERS      APPRECIATION    SMALL CAP        RISING
                             APPRECIATION   DEVELOPMENT     FUND II        FUND II        FUND II         VALUE        DIVIDENDS
                                 FUND          FUND         PRIMARY        PRIMARY        PRIMARY       SECURITIES     SECURITIES
                               SERIES I      SERIES I        SHARES         SHARES         SHARES      FUND CLASS I   FUND CLASS I
FROM OPERATIONS
Net investment income
 (loss)....................    $   (628)     $ (1,498)     $   26,415      $   244        $   (203)     $  (12,988)    $   (4,662)
Net realized gain on
 investments...............       2,312         4,070           4,864        1,476             757          78,404        119,026
Net unrealized
 (depreciation)
 appreciation during the
 year......................       2,026        52,158          (3,032)       3,008           5,436         622,738        428,541
                               --------      --------      ----------      -------        --------      ----------     ----------
Net increase in net assets
 from operations...........       3,710        54,730          28,247        4,728           5,990         688,154        542,905
                               --------      --------      ----------      -------        --------      ----------     ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net
 premiums..................      47,128        99,299         451,935       15,388          26,290         501,910        761,549
Cost of insurance and
 administrative charges....     (16,895)      (14,885)       (140,825)      (7,154)         (9,652)       (214,677)      (337,081)
Surrenders and
 forfeitures...............      (2,087)          (13)        (25,385)      (3,450)           (310)        (85,987)      (156,514)
Transfers between
 portfolios and the
 Guaranteed Account........      22,103       215,393         420,987       16,341          52,031       2,159,960      3,348,430
Net (withdrawals)
 repayments due to policy
 loans.....................        (407)         (599)         14,577          (17)         --             (12,740)       (73,519)
Withdrawals due to death
 benefits..................      --            --                (742)      --              --                (990)        (1,004)
                               --------      --------      ----------      -------        --------      ----------     ----------
Net (decrease) increase in
 net assets derived from
 policy transactions.......      49,842       299,195         720,547       21,108          68,359       2,347,476      3,541,861
                               --------      --------      ----------      -------        --------      ----------     ----------
Amounts
 (withdrawn)/contributed by
 Nationwide Life Insurance
 Company of America,
 including seed money and
 reimbursements............          23           126             215            3              32           1,079            504
                               --------      --------      ----------      -------        --------      ----------     ----------
Total (decrease) increase
 in net assets.............      53,575       354,051         749,009       25,839          74,381       3,036,709      4,085,270
NET ASSETS
 Beginning of year.........      40,542        77,602         622,775       37,831          32,340       1,472,475      2,661,981
                               --------      --------      ----------      -------        --------      ----------     ----------
 End of year...............    $ 94,117      $431,653      $1,371,784      $63,670        $106,721      $4,509,184     $6,747,251
                               ========      ========      ==========      =======        ========      ==========     ==========
CHANGES IN UNITS
 Beginning units...........         328           280           5,200          302             270           9,784         19,390
                               --------      --------      ----------      -------        --------      ----------     ----------
 Units purchased...........         650         2,366           9,439          262             648          17,644         29,519
 Units sold................        (258)         (195)         (2,816)         (97)            (83)         (4,539)        (6,483)
                               --------      --------      ----------      -------        --------      ----------     ----------
 Ending units..............         720         2,451          11,823          467             835          22,889         42,426
                               ========      ========      ==========      =======        ========      ==========     ==========


                              TEMPLETON
                               FOREIGN
                              SECURITIES
                             FUND CLASS I
FROM OPERATIONS
Net investment income
 (loss)....................   $    9,499
Net realized gain on
 investments...............      168,547
Net unrealized
 (depreciation)
 appreciation during the
 year......................       40,212
                              ----------
Net increase in net assets
 from operations...........      218,258
                              ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net
 premiums..................      111,900
Cost of insurance and
 administrative charges....     (109,150)
Surrenders and
 forfeitures...............      (89,773)
Transfers between
 portfolios and the
 Guaranteed Account........     (338,041)
Net (withdrawals)
 repayments due to policy
 loans.....................       (9,083)
Withdrawals due to death
 benefits..................         (588)
                              ----------
Net (decrease) increase in
 net assets derived from
 policy transactions.......     (434,735)
                              ----------
Amounts
 (withdrawn)/contributed by
 Nationwide Life Insurance
 Company of America,
 including seed money and
 reimbursements............           38
                              ----------
Total (decrease) increase
 in net assets.............     (216,439)
NET ASSETS
 Beginning of year.........    1,558,844
                              ----------
 End of year...............   $1,342,405
                              ==========
CHANGES IN UNITS
 Beginning units...........        9,113
                              ----------
 Units purchased...........        4,046
 Units sold................       (7,489)
                              ----------
 Ending units..............        5,670
                              ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2004 -- continued

--------------------------------------------------------------------------------

                                                                                                                 PUTNAM VT
                                 ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN                                           GROWTH &
                                    GROWTH AND        SMALL CAP VALUE       MFS INVESTORS         MFS VALUE       INCOME
                                 INCOME PORTFOLIO        PORTFOLIO           GROWTH STOCK       SERIES INITIAL     FUND
                                      CLASS A             CLASS A        SERIES INITIAL CLASS       CLASS        CLASS IB
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...     $    3,796          $   (6,092)            $ (2,799)          $   (4,655)    $    327
Net realized gain (loss) on
 investments...................         34,107             174,856               10,712               90,306        2,208
Net unrealized appreciation
 (depreciation) during the
 year..........................        204,707              43,199               37,345              195,933       11,642
                                    ----------          ----------             --------           ----------     --------
Net increase in net assets from
 operations....................        242,610             211,963               45,258              281,584       14,177
                                    ----------          ----------             --------           ----------     --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums....        534,730             213,917              143,521              342,010       39,891
Cost of insurance and
 administrative charges........       (171,911)            (91,770)             (30,709)            (148,138)     (13,641)
Surrenders and forfeitures.....        (39,158)            (52,198)                (482)            (109,213)      (2,148)
Transfers between portfolios
 and the Guaranteed Account....      1,220,485             220,507              258,323              449,848       77,383
Net repayments (withdrawals)
 due to policy loans...........         (5,139)            (10,381)             (63,257)              (1,893)         (17)
Withdrawals due to death
 benefits......................       --                      (988)            --                     (1,639)       --
                                    ----------          ----------             --------           ----------     --------
Net increase (decrease) in net
 assets derived from policy
 transactions..................      1,539,007             279,087              307,396              530,975      101,468
                                    ----------          ----------             --------           ----------     --------
Amounts contributed/(withdrawn)
 by Nationwide Life Insurance
 Company of America, including
 seed money and
 reimbursements................            708                 331                  129                  294           34
                                    ----------          ----------             --------           ----------     --------
Total increase (decrease) in
 net assets....................      1,782,325             491,381              352,783              812,853      115,679
NET ASSETS
 Beginning of year.............      1,133,378           1,071,615              197,282            1,526,909       49,437
                                    ----------          ----------             --------           ----------     --------
 End of year...................     $2,915,703          $1,562,996             $550,065           $2,339,762     $165,116
                                    ==========          ==========             ========           ==========     ========
CHANGES IN UNITS
 Beginning units...............          7,766               7,401                1,359               11,921          384
                                    ----------          ----------             --------           ----------     --------
 Units purchased...............         12,950               7,651                3,511                6,985          978
 Units sold....................         (2,306)             (6,696)                (859)              (4,521)        (171)
                                    ----------          ----------             --------           ----------     --------
 Ending units..................         18,410               8,356                4,011               14,385        1,191
                                    ==========          ==========             ========           ==========     ========

                                                                         VANGUARD
                                                                           TOTAL     VANGUARD                 VAN KAMPEN
                                   PUTNAM VT     PUTNAM VT   VANGUARD      BOND        HIGH      VANGUARD     CORE PLUS
                                 INTERNATIONAL    VOYAGER     EQUITY      MARKET       YIELD      MID CAP    FIXED INCOME
                                  EQUITY FUND      FUND       INCOME       INDEX       BOND        INDEX      PORTFOLIO
                                   CLASS IB      CLASS IB    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     CLASS I
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...     $  3,041     $ (2,820)   $  1,273    $  8,043    $  7,590    $ (1,795)     $ 12,592
Net realized gain (loss) on
 investments...................       31,352        3,893      35,821        (168)     (1,707)      7,756         2,783
Net unrealized appreciation
 (depreciation) during the
 year..........................        3,348       34,289      42,655         918       8,375      80,133        (1,502)
                                    --------     --------    --------    --------    --------    --------      --------
Net increase in net assets from
 operations....................       37,741       35,362      79,749       8,793      14,258      86,094        13,873
                                    --------     --------    --------    --------    --------    --------      --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums....       18,727       74,619     236,547     198,751     119,192     286,114        99,404
Cost of insurance and
 administrative charges........       (8,461)     (17,210)    (57,597)    (46,521)    (35,709)    (59,325)      (42,679)
Surrenders and forfeitures.....       (1,118)        (724)     (1,039)       (641)     (1,293)     (2,069)       (2,857)
Transfers between portfolios
 and the Guaranteed Account....      (81,523)     171,231     371,538     111,091     205,784     229,525       352,215
Net repayments (withdrawals)
 due to policy loans...........         (547)     (53,008)     (7,820)       (132)        (90)     (7,709)         (143)
Withdrawals due to death
 benefits......................      --             --           (882)       (520)       (381)      --           --
                                    --------     --------    --------    --------    --------    --------      --------
Net increase (decrease) in net
 assets derived from policy
 transactions..................      (72,922)     174,908     540,747     262,028     287,503     446,536       405,940
                                    --------     --------    --------    --------    --------    --------      --------
Amounts contributed/(withdrawn)
 by Nationwide Life Insurance
 Company of America, including
 seed money and
 reimbursements................          (46)         181         416         101         130         442           225
                                    --------     --------    --------    --------    --------    --------      --------
Total increase (decrease) in
 net assets....................      (35,227)     210,451     620,912     270,922     301,891     533,072       420,038
NET ASSETS
 Beginning of year.............      332,467      567,097     200,738     171,695     102,322     124,434       160,040
                                    --------     --------    --------    --------    --------    --------      --------
 End of year...................     $297,240     $777,548    $821,650    $442,617    $404,213    $657,506      $580,078
                                    ========     ========    ========    ========    ========    ========      ========
CHANGES IN UNITS
 Beginning units...............        2,269        1,315       1,691       1,652         897         966         1,386
                                    --------     --------    --------    --------    --------    --------      --------
 Units purchased...............          151        2,020       5,114       3,024       3,398       3,922         4,462
 Units sold....................       (1,465)        (602)       (633)       (548)       (997)       (602)         (963)
                                    --------     --------    --------    --------    --------    --------      --------
 Ending units..................          955        2,733       6,172       4,128       3,298       4,286         4,885
                                    ========     ========    ========    ========    ========    ========      ========

                                 VAN KAMPEN      VAN
                                  EMERGING      KAMPEN
                                  MARKETS     U.S. REAL
                                    DEBT        ESTATE
                                 PORTFOLIO    PORTFOLIO
                                  CLASS I      CLASS I
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...   $ 15,814    $   15,331
Net realized gain (loss) on
 investments...................     15,801       100,521
Net unrealized appreciation
 (depreciation) during the
 year..........................     (8,480)      482,739
                                  --------    ----------
Net increase in net assets from
 operations....................     23,135       598,591
                                  --------    ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums....     19,453       273,048
Cost of insurance and
 administrative charges........    (21,584)     (136,885)
Surrenders and forfeitures.....       (333)      (26,785)
Transfers between portfolios
 and the Guaranteed Account....      2,109     1,115,753
Net repayments (withdrawals)
 due to policy loans...........         35       (14,844)
Withdrawals due to death
 benefits......................     --            --
                                  --------    ----------
Net increase (decrease) in net
 assets derived from policy
 transactions..................       (320)    1,210,287
                                  --------    ----------
Amounts contributed/(withdrawn)
 by Nationwide Life Insurance
 Company of America, including
 seed money and
 reimbursements................         99           182
                                  --------    ----------
Total increase (decrease) in
 net assets....................     22,914     1,809,060
NET ASSETS
 Beginning of year.............    247,795     1,093,253
                                  --------    ----------
 End of year...................   $270,709    $2,902,313
                                  ========    ==========
CHANGES IN UNITS
 Beginning units...............      1,619         7,147
                                  --------    ----------
 Units purchased...............        732        11,152
 Units sold....................       (619)       (3,391)
                                  --------    ----------
 Ending units..................      1,732        14,908
                                  ========    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                        GARTMORE       GARTMORE      GARTMORE GVIT                     GARTMORE
                                                          GVIT           GVIT         GOVERNMENT        JP MORGAN        GVIT
                                                       NATIONWIDE    MONEY MARKET   BOND (CLASS IV)   GVIT BALANCED     MID CAP
                                         TOTAL            FUND           FUND            FUND             FUND        GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $   10,259,458   $    780,108   $    23,921      $ 1,738,924      $ 1,298,311    $  (407,950)
Net realized gain (loss) on
 investments.......................     (46,559,266)    (7,478,544)           --          406,627         (546,025)    (1,003,576)
Net unrealized appreciation
 (depreciation) of investments
 during the year...................     348,599,095     38,805,795            --       (1,561,200)       4,943,025     20,210,268
                                     --------------   ------------   ------------     -----------      -----------    -----------
Net increase (decrease) in net
 assets from operations............     312,299,287     32,107,359        23,921          584,351        5,695,311     18,798,742
                                     --------------   ------------   ------------     -----------      -----------    -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........     215,670,202     13,191,509    23,991,261        3,358,803        3,764,749      7,227,188
Cost of insurance and
 administrative charges............    (123,334,551)    (8,382,405)   (8,530,970)      (2,200,960)      (2,633,923)    (4,378,479)
Surrenders and forfeitures.........     (94,377,760)   (11,755,016)  (12,261,816)      (1,972,140)      (2,290,876)    (4,359,448)
Transfers between portfolios and
 the Guaranteed Account............      (6,385,957)    (5,019,490)   (9,013,665)         244,701         (410,269)    (3,310,119)
Net repayments (withdrawals) due to
 policy loans......................       3,784,538      2,481,651       591,363           49,512          312,532         68,256
Withdrawals due to death
 benefits..........................      (4,788,015)      (988,500)     (177,713)        (178,595)        (491,554)      (103,903)
                                     --------------   ------------   ------------     -----------      -----------    -----------
Net (decrease) increase in net
 assets derived from policy
 transactions......................      (9,431,543)   (10,472,251)   (5,401,540)        (698,679)      (1,749,341)    (4,856,505)
                                     --------------   ------------   ------------     -----------      -----------    -----------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company
 of America including seed money
 and reimbursements................        (110,969)        73,189            --               45              (43)        (9,843)
                                     --------------   ------------   ------------     -----------      -----------    -----------
Total increase (decrease) in net
 assets............................     302,756,775     21,708,297    (5,377,619)        (114,283)       3,945,927     13,932,394
NET ASSETS
 Beginning of year.................   1,181,691,342    126,651,616    61,358,051       24,375,279       33,368,854     50,897,187
                                     --------------   ------------   ------------     -----------      -----------    -----------
 End of year.......................  $1,484,448,117   $148,359,913   $55,980,432      $24,260,996      $37,314,781    $64,829,581
                                     ==============   ============   ============     ===========      ===========    ===========
CHANGES IN UNITS
 Beginning units...................       5,592,213        230,041       311,860           77,406           74,085        128,129
                                     --------------   ------------   ------------     -----------      -----------    -----------
 Units purchased...................       2,233,809         40,774       297,030           29,677           16,175         31,020
 Units redeemed....................      (2,065,564)       (57,101)     (312,523)         (32,046)         (18,491)       (36,973)
                                     --------------   ------------   ------------     -----------      -----------    -----------
 Ending units......................       5,760,458        213,714       296,367           75,037           71,769        122,176
                                     ==============   ============   ============     ===========      ===========    ===========

                                        DREYFUS                                    GARTMORE       GARTMORE
                                         GVIT         GARTMORE      COMSTOCK         GVIT           GVIT
                                     INTERNATIONAL      GVIT       GVIT VALUE    SMALL COMPANY    SMALL CAP
                                      VALUE FUND     GROWTH FUND      FUND           FUND        VALUE FUND
-----------------------------------  -----------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......   $   856,421    $  (141,931)  $   148,632    $  (175,878)   $  (173,639)
Net realized gain (loss) on
 investments.......................    (1,072,542)    (5,127,815)     (155,190)    (2,573,281)       640,775
Net unrealized appreciation
 (depreciation) of investments
 during the year...................    15,524,381     10,899,012     5,091,696     11,826,197     11,109,343
                                      -----------    -----------   -----------    -----------    -----------
Net increase (decrease) in net
 assets from operations............    15,308,260      5,629,266     5,085,138      9,077,038     11,576,479
                                      -----------    -----------   -----------    -----------    -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........     5,793,600      4,647,505     3,681,951      4,528,958      4,340,286
Cost of insurance and
 administrative charges............    (3,537,075)    (2,520,289)   (1,884,034)    (2,551,434)    (2,129,267)
Surrenders and forfeitures.........    (3,374,849)    (1,538,703)   (1,254,849)    (1,640,324)    (1,996,475)
Transfers between portfolios and
 the Guaranteed Account............    (1,108,277)     1,125,167     2,276,300     (3,203,193)      (862,628)
Net repayments (withdrawals) due to
 policy loans......................       114,325         12,300       (88,294)        88,152       (139,385)
Withdrawals due to death
 benefits..........................      (142,509)       (22,953)       (2,596)       (57,275)        (1,799)
                                      -----------    -----------   -----------    -----------    -----------
Net (decrease) increase in net
 assets derived from policy
 transactions......................    (2,254,785)     1,703,027     2,728,478     (2,835,116)      (789,268)
                                      -----------    -----------   -----------    -----------    -----------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company
 of America including seed money
 and reimbursements................        18,309        176,952        57,952        163,648     (1,108,657)
                                      -----------    -----------   -----------    -----------    -----------
Total increase (decrease) in net
 assets............................    13,071,784      7,509,245     7,871,568      6,405,570      9,678,554
NET ASSETS
 Beginning of year.................    43,465,597     18,576,077    16,292,142     20,425,412     22,269,360
                                      -----------    -----------   -----------    -----------    -----------
 End of year.......................   $56,537,381    $26,085,322   $24,163,710    $26,830,982    $31,947,914
                                      ===========    ===========   ===========    ===========    ===========
CHANGES IN UNITS
 Beginning units...................       176,991        224,301       156,395        205,299        196,048
                                      -----------    -----------   -----------    -----------    -----------
 Units purchased...................        35,353         78,280        62,420         75,470         77,943
 Units redeemed....................       (44,174)       (70,970)      (56,441)       (88,032)       (83,608)
                                      -----------    -----------   -----------    -----------    -----------
 Ending units......................       168,170        231,611       162,374        192,737        190,383
                                      ===========    ===========   ===========    ===========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2003 -- continued

--------------------------------------------------------------------------------

                                                                                                                    GARTMORE GVIT
                                                      GARTMORE      GARTMORE GVIT   GARTMORE GVIT                     INVESTOR
                                                        GVIT          INVESTOR        INVESTOR      GARTMORE GVIT   DESTINATIONS
                                   GARTMORE GVIT     GOVERNMENT     DESTINATIONS    DESTINATIONS      INVESTOR       MODERATELY
                                    EQUITY 500     BOND (CLASS I)    AGGRESSIVE     CONSERVATIVE    DESTINATIONS     AGGRESSIVE
                                    INDEX FUND          FUND            FUND            FUND        MODERATE FUND       FUND
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....  $  1,890,052       $   772        $    4,931       $  7,006       $    6,003      $    7,842
Net realized gain (loss) on
 investments.....................    (6,127,400)         (211)           15,010          3,517            3,347           2,528
Net unrealized appreciation
 (depreciation) of investments
 during the year.................    44,490,258          (930)           73,025         13,580           76,284         167,965
                                   ------------       -------        ----------       --------       ----------      ----------
Net increase (decrease) in net
 assets from operations..........    40,252,910          (369)           92,966         24,103           85,634         178,335
                                   ------------       -------        ----------       --------       ----------      ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......    30,128,699        63,271           166,194         54,035          227,349         835,738
Cost of insurance and
 administrative charges..........   (18,255,622)       (9,003)          (24,235)       (22,249)         (52,236)        (75,780)
Surrenders and forfeitures.......    (8,577,715)         (159)              (12)       (16,348)            (884)           (410)
Transfers between portfolios and
 the Guaranteed Account..........    (4,979,268)       39,172           993,475        628,575        1,044,491       1,455,126
Net repayments (withdrawals) due
 to policy loans.................       223,852        (2,566)           (1,986)          (588)         (96,063)             20
Withdrawals due to death
 benefits........................      (541,697)           --                --             --               --              --
                                   ------------       -------        ----------       --------       ----------      ----------
Net (decrease) increase in net
 assets derived from policy
 transactions....................    (2,001,751)       90,715         1,133,436        643,425        1,122,657       2,214,694
                                   ------------       -------        ----------       --------       ----------      ----------
Amounts contributed/(withdrawn)
 by Nationwide Life Insurance
 Company of America including
 seed money and reimbursements...       283,049            --                --             --                3             127
                                   ------------       -------        ----------       --------       ----------      ----------
Total increase in net assets.....    38,534,208        90,346         1,226,402        667,528        1,208,294       2,393,156
NET ASSETS
 Beginning of year...............   149,651,761            --                --             --               --              --
                                   ------------       -------        ----------       --------       ----------      ----------
 End of year.....................  $188,185,969       $90,346        $1,226,402       $667,528       $1,208,294      $2,393,156
                                   ============       =======        ==========       ========       ==========      ==========
CHANGES IN UNITS
 Beginning units.................       543,464            --                --             --               --              --
                                   ------------       -------        ----------       --------       ----------      ----------
 Units purchased.................       138,479         1,005             9,905          7,170           11,564          19,541
 Units redeemed..................      (143,156)         (125)             (231)        (1,109)          (1,432)           (720)
                                   ------------       -------        ----------       --------       ----------      ----------
 Ending units....................       538,787           880             9,674          6,061           10,132          18,821
                                   ============       =======        ==========       ========       ==========      ==========

                                   GARTMORE GVIT
                                     INVESTOR
                                   DESTINATIONS
                                    MODERATELY     GARTMORE GVIT   DREYFUS GVIT
                                   CONSERVATIVE      EMERGING        MID CAP
                                       FUND        MARKETS FUND     INDEX FUND
---------------------------------  --------------------------------------------
FROM OPERATIONS
Net investment income (loss).....    $  1,097        $   (227)       $    (50)
Net realized gain (loss) on
 investments.....................       1,008          36,606           5,273
Net unrealized appreciation
 (depreciation) of investments
 during the year.................       4,227          67,089          78,970
                                     --------        --------        --------
Net increase (decrease) in net
 assets from operations..........       6,332         103,468          84,193
                                     --------        --------        --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......      36,040          49,502          52,722
Cost of insurance and
 administrative charges..........      (9,885)        (15,536)        (13,529)
Surrenders and forfeitures.......           1          (2,825)            (10)
Transfers between portfolios and
 the Guaranteed Account..........     160,234         578,109         688,437
Net repayments (withdrawals) due
 to policy loans.................          --              --            (421)
Withdrawals due to death
 benefits........................          --              --              --
                                     --------        --------        --------
Net (decrease) increase in net
 assets derived from policy
 transactions....................     186,390         609,250         727,199
                                     --------        --------        --------
Amounts contributed/(withdrawn)
 by Nationwide Life Insurance
 Company of America including
 seed money and reimbursements...          --             121              --
                                     --------        --------        --------
Total increase in net assets.....     192,722         712,839         811,392
NET ASSETS
 Beginning of year...............          --              --              --
                                     --------        --------        --------
 End of year.....................    $192,722        $712,839        $811,392
                                     ========        ========        ========
CHANGES IN UNITS
 Beginning units.................          --              --              --
                                     --------        --------        --------
 Units purchased.................       1,905           7,457           5,284
 Units redeemed..................        (176)         (3,044)           (436)
                                     --------        --------        --------
 Ending units....................       1,729           4,413           4,848
                                     ========        ========        ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2003 -- continued

--------------------------------------------------------------------------------

                                                                                         GARTMORE GVIT
                                       FEDERATED                                            GLOBAL
                                       GVIT HIGH     GARTMORE GVIT     GARTMORE GVIT     TECHNOLOGY &       GARTMORE GVIT
                                      INCOME BOND   GLOBAL FINANCIAL   GLOBAL HEALTH    COMMUNICATIONS     GLOBAL UTILITIES
                                         FUND        SERVICES FUND     SCIENCES FUND         FUND                FUND
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment income (loss).......   $ 25,711         $    331         $ (1,068)         $   (524)           $    26
Net realized gain (loss) on
 investments........................      3,163           35,747           95,533             9,900             (1,624)
Net unrealized appreciation
 (depreciation) of investments
 during the year....................     17,869           11,652          (47,692)            4,049              2,360
                                       --------         --------         --------          --------            -------
Net increase (decrease) in net
 assets from operations.............     46,743           47,730           46,773            13,425                762
                                       --------         --------         --------          --------            -------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.........     86,471           33,569           42,147            33,445              6,401
Cost of insurance and administrative
 charges............................    (37,499)          (8,554)         (10,471)          (12,978)            (1,779)
Surrenders and forfeitures..........         (9)         --                    (2)           (2,491)           --
Transfers between portfolios and the
 Guaranteed Account.................    516,755          234,169          729,135           390,404             25,401
Net repayments (withdrawals) due to
 policy loans.......................          2           (2,047)          (1,314)              (24)           --
Withdrawals due to death benefits...     --              --                --               --                 --
                                       --------         --------         --------          --------            -------
Net increase (decrease) in net
 assets derived from policy
 transactions.......................    565,720          257,137          759,495           408,356             30,023
                                       --------         --------         --------          --------            -------
Amounts contributed/(withdrawn) by
 Nationwide Life Insurance Company
 of America including seed money and
 reimbursements.....................     --                   92           --               --                 --
                                       --------         --------         --------          --------            -------
Total increase (decrease) in net
 assets.............................    612,463          304,959          806,268           421,781             30,785
NET ASSETS
 Beginning of year..................     --              --                --               --                 --
                                       --------         --------         --------          --------            -------
 End of year........................   $612,463         $304,959         $806,268          $421,781            $30,785
                                       ========         ========         ========          ========            =======
CHANGES IN UNITS
 Beginning units....................     --              --                --               --                 --
                                       --------         --------         --------          --------            -------
 Units purchased....................      5,720            2,783            3,807             8,900                784
 Units redeemed.....................     (1,334)            (582)            (797)           (5,877)              (528)
                                       --------         --------         --------          --------            -------
 Ending units.......................      4,386            2,201            3,010             3,023                256
                                       ========         ========         ========          ========            =======


                                        GVIT
                                      SMALL CAP   GARTMORE GVIT      VAN KAMPEN       ZERO COUPON
                                       GROWTH      U.S. GROWTH       GVIT MULTI        BOND 2006
                                        FUND      LEADERS FUND    SECTOR BOND FUND      SERIES
------------------------------------  -----------------------------------------------------------
FROM OPERATIONS
 Net investment income (loss).......  $ (1,989)     $   (992)         $ 23,049        $  (158,032)
Net realized gain (loss) on
 investments........................    33,198        38,494              (925)         1,223,701
Net unrealized appreciation
 (depreciation) of investments
 during the year....................    30,930         6,975             5,865           (798,951)
                                      --------      --------          --------        -----------
Net increase (decrease) in net
 assets from operations.............    62,139        44,477            27,989            266,718
                                      --------      --------          --------        -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.........    75,001        25,037           114,410          1,368,887
Cost of insurance and administrative
 charges............................   (25,864)      (10,497)          (52,378)        (1,242,287)
Surrenders and forfeitures..........       (72)         (886)               79         (1,225,187)
Transfers between portfolios and the
 Guaranteed Account.................   594,887       461,234           641,863         (1,479,186)
Net repayments (withdrawals) due to
 policy loans.......................      (132)         (199)              (86)            43,156
Withdrawals due to death benefits...     --           --               --                 (27,146)
                                      --------      --------          --------        -----------
Net increase (decrease) in net
 assets derived from policy
 transactions.......................   643,820       474,689           703,888         (2,561,763)
                                      --------      --------          --------        -----------
Amounts contributed/(withdrawn) by
 Nationwide Life Insurance Company
 of America including seed money and
 reimbursements.....................        36             2           --                      (1)
                                      --------      --------          --------        -----------
Total increase (decrease) in net
 assets.............................   705,995       519,168           731,877         (2,295,046)
NET ASSETS
 Beginning of year..................     --           --               --              16,430,503
                                      --------      --------          --------        -----------
 End of year........................  $705,995      $519,168          $731,877        $14,135,457
                                      ========      ========          ========        ===========
CHANGES IN UNITS
 Beginning units....................     --           --               --                  37,269
                                      --------      --------          --------        -----------
 Units purchased....................     7,990         3,616             7,491              6,028
 Units redeemed.....................    (3,102)         (520)           (1,983)           (13,060)
                                      --------      --------          --------        -----------
 Ending units.......................     4,888         3,096             5,508             30,237
                                      ========      ========          ========        ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2003 -- continued

--------------------------------------------------------------------------------

                                                                                                            FIDELITY
                                     FIDELITY                     FIDELITY                    FIDELITY     INVESTMENT
                                     EQUITY-        FIDELITY        HIGH        FIDELITY        ASSET         GRADE
                                      INCOME         GROWTH        INCOME       OVERSEAS       MANAGER        BOND
                                    PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....  $  1,346,841   $   (739,609)  $ 1,146,106   $    51,438   $ 1,307,627   $ 1,447,464
Net realized gain (loss) on
 investments.....................      (624,722)    (3,368,535)   (1,039,454)   (3,641,353)   (1,935,353)    1,391,934
Net unrealized appreciation of
 investments during the year.....    31,819,677     52,518,073     4,164,944    18,015,012     7,824,598      (889,198)
                                   ------------   ------------   -----------   -----------   -----------   -----------
Net increase in net assets from
 operations......................    32,541,796     48,409,929     4,271,596    14,425,097     7,196,872     1,950,200
                                   ------------   ------------   -----------   -----------   -----------   -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......    17,725,192     28,974,533     2,531,263     6,417,445     5,744,023     6,601,036
Cost of insurance and
 administrative charges..........   (11,085,390)   (17,777,072)   (1,719,276)   (3,532,503)   (4,097,307)   (4,201,749)
Surrenders and forfeitures.......    (7,177,415)    (9,991,409)     (749,473)   (2,623,116)   (5,347,251)   (2,429,810)
Transfers between portfolios and
 the Guaranteed Account..........    (3,233,082)    (7,330,509)    1,205,645    (2,884,549)    1,114,609    (2,144,494)
Net repayments (withdrawals) due
 to policy loans.................        49,793        832,128      (104,554)      (36,639)       41,387       185,533
Withdrawals due to death
 benefits........................      (366,193)      (540,781)     (304,815)      (41,491)     (169,618)      (65,868)
                                   ------------   ------------   -----------   -----------   -----------   -----------
Net (decrease) increase in net
 assets derived from policy
 transactions....................    (4,087,095)    (5,833,110)      858,790    (2,700,853)   (2,714,157)   (2,055,352)
                                   ------------   ------------   -----------   -----------   -----------   -----------
Amounts contributed by Nationwide
 Life Insurance Company of
 America including seed money and
 reimbursements..................        46,377         85,128        14,978        32,208        13,935           166
                                   ------------   ------------   -----------   -----------   -----------   -----------
Total increase (decrease) in net
 assets..........................    28,501,078     42,661,947     5,145,364    11,756,452     4,496,650      (104,986)
NET ASSETS
 Beginning of year...............   113,339,377    156,290,746    16,141,950    35,540,840    43,313,358    44,887,926
                                   ------------   ------------   -----------   -----------   -----------   -----------
 End of year.....................  $141,840,455   $198,952,693   $21,287,314   $47,297,292   $47,810,008   $44,782,940
                                   ============   ============   ===========   ===========   ===========   ===========
CHANGES IN UNITS
 Beginning units.................       389,518        609,480       110,033       257,152       174,083       200,554
                                   ------------   ------------   -----------   -----------   -----------   -----------
 Units purchased.................        84,694        141,657        58,522        61,923        44,070        69,449
 Units redeemed..................       (95,088)      (161,687)      (54,979)      (78,190)      (51,774)      (79,231)
                                   ------------   ------------   -----------   -----------   -----------   -----------
 Ending units....................       379,124        589,450       113,576       240,885       166,379       190,772
                                   ============   ============   ===========   ===========   ===========   ===========

                                                                             FIDELITY
                                                                            INVESTMENT   FIDELITY
                                                                              GRADE       EQUITY-    FIDELITY    FIDELITY
                                                   FIDELITY     FIDELITY       BOND       INCOME      GROWTH     OVERSEAS
                                     FIDELITY      MID CAP       VALUE       (SERVICE    (SERVICE    (SERVICE    (SERVICE
                                    CONTRAFUND      GROWTH     STRATEGIES    SHARES)      SHARES)     SHARES)     SHARES)
                                    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
FROM OPERATIONS
Net investment income (loss).....  $   (219,213)  $   (3,481)  $   (2,112)   $   (955)   $   (250)   $   (570)   $   (361)
Net realized gain (loss) on
 investments.....................      (879,727)      22,241       88,293      (1,481)        975       1,146       2,062
Net unrealized appreciation of
 investments during the year.....    22,883,777      251,180       43,106       7,675      13,297      22,237      26,454
                                   ------------   ----------   ----------    --------    --------    --------    --------
Net increase in net assets from
 operations......................    21,784,837      269,940      129,287       5,239      14,022      22,813      28,155
                                   ------------   ----------   ----------    --------    --------    --------    --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......    13,564,871      151,738       77,564     315,725      74,221      87,640      81,836
Cost of insurance and
 administrative charges..........    (8,350,989)     (42,655)     (30,620)    (30,051)    (11,558)    (11,948)    (11,670)
Surrenders and forfeitures.......    (4,481,605)     (30,868)     (21,552)       (254)       (381)       (246)       (340)
Transfers between portfolios and
 the Guaranteed Account..........    (1,707,299)   2,435,615    1,078,376      52,215      60,097     168,807      84,372
Net repayments (withdrawals) due
 to policy loans.................      (163,785)      (2,462)     (14,371)         --        (404)     (1,045)         --
Withdrawals due to death
 benefits........................       (65,471)          --           --          --          --          --          --
                                   ------------   ----------   ----------    --------    --------    --------    --------
Net (decrease) increase in net
 assets derived from policy
 transactions....................    (1,204,278)   2,511,368    1,089,397     337,635     121,975     243,208     154,198
                                   ------------   ----------   ----------    --------    --------    --------    --------
Amounts contributed by Nationwide
 Life Insurance Company of
 America including seed money and
 reimbursements..................        39,343           --           --          --          --          --          --
                                   ------------   ----------   ----------    --------    --------    --------    --------
Total increase (decrease) in net
 assets..........................    20,619,902    2,781,308    1,218,684     342,874     135,997     266,021     182,353
NET ASSETS
 Beginning of year...............    80,817,726           --           --          --          --          --          --
                                   ------------   ----------   ----------    --------    --------    --------    --------
 End of year.....................  $101,437,628   $2,781,308   $1,218,684    $342,874    $135,997    $266,021    $182,353
                                   ============   ==========   ==========    ========    ========    ========    ========
CHANGES IN UNITS
 Beginning units.................       392,710           --           --          --          --          --          --
                                   ------------   ----------   ----------    --------    --------    --------    --------
 Units purchased.................        90,758       18,642       11,304       4,232       1,270       2,319       1,471
 Units redeemed..................      (103,046)      (1,519)      (4,526)       (965)       (171)       (191)       (154)
                                   ------------   ----------   ----------    --------    --------    --------    --------
 Ending units....................       380,422       17,123        6,778       3,267       1,099       2,128       1,317
                                   ============   ==========   ==========    ========    ========    ========    ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2003 -- continued

--------------------------------------------------------------------------------

                                                                              NEUBERGER   NEUBERGER
                                     NEUBERGER       NEUBERGER    NEUBERGER    BERMAN       BERMAN      VAN ECK       VAN ECK
                                   BERMAN LIMITED     BERMAN       BERMAN      MID-CAP     SOCIALLY    WORLDWIDE     WORLDWIDE
                                   MATURITY BOND     PARTNERS     FASCIANO     GROWTH     RESPONSIVE      BOND      HARD ASSETS
                                     PORTFOLIO       PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....   $   602,167     $  (161,130)  $ (1,770)   $   (389)    $   (94)    $  71,365    $   (9,199)
Net realized gain on
 investments.....................       330,557      (1,755,152)     4,545       4,539         218       308,056        90,964
Net unrealized (depreciation)
 appreciation of investments
 during the year.................      (651,745)      8,747,833     69,180       1,329       4,085       945,638     1,389,223
                                    -----------     -----------   --------    --------     -------     ----------   ----------
Net increase (decrease) in net
 assets from operations..........       280,979       6,831,551     71,955       5,479       4,209     1,325,059     1,470,988
                                    -----------     -----------   --------    --------     -------     ----------   ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......     2,770,243       3,357,497     55,022      19,095       1,133     1,113,976       541,853
Cost of insurance and
 administrative charges..........    (1,685,999)     (2,418,341)   (22,090)     (4,395)       (835)     (738,595)     (336,853)
Surrenders and forfeitures.......    (2,724,903)     (1,515,798)   (17,430)       (109)         --      (581,587)     (311,963)
Transfers between portfolios and
 the Guaranteed Account..........      (434,067)       (567,460)   759,357      86,647      68,645       414,401       466,921
Net (withdrawals) repayments due
 to policy loans.................       (53,012)        (64,655)      (237)       (442)         --       (27,799)       30,074
Withdrawals due to death
 benefits........................       (89,402)       (210,105)        --          --          --      (103,609)      (12,837)
                                    -----------     -----------   --------    --------     -------     ----------   ----------
Net (decrease) increase in net
 assets derived from policy
 transactions....................    (2,217,140)     (1,418,862)   774,622     100,796      68,943        76,787       377,195
                                    -----------     -----------   --------    --------     -------     ----------   ----------
Amounts contributed/(withdrawn)
 by Nationwide Life Insurance
 Company of America including
 seed money and reimbursements...            84             133         --          96          26           390           (69)
                                    -----------     -----------   --------    --------     -------     ----------   ----------
Total (decrease) increase in net
 assets..........................    (1,936,077)      5,412,822    846,577     106,371      73,178     1,402,236     1,848,114
NET ASSETS
 Beginning of year...............    18,237,844      20,746,155         --          --          --     7,148,544     3,423,735
                                    -----------     -----------   --------    --------     -------     ----------   ----------
 End of year.....................   $16,301,767     $26,158,977   $846,577    $106,371     $73,178     $8,550,780   $5,271,849
                                    ===========     ===========   ========    ========     =======     ==========   ==========
CHANGES IN UNITS
 Beginning units.................        91,677         207,774         --          --          --        35,359        23,725
                                    -----------     -----------   --------    --------     -------     ----------   ----------
 Units purchased.................        37,716          41,876      6,982       1,914         624        21,130         8,252
 Units redeemed..................       (45,404)        (52,668)      (591)     (1,130)        (30)      (19,612)       (8,075)
                                    -----------     -----------   --------    --------     -------     ----------   ----------
 Ending units....................        83,989         196,982      6,391         784         594        36,877        23,902
                                    ===========     ===========   ========    ========     =======     ==========   ==========

                                     VAN ECK
                                    WORLDWIDE      VAN ECK     ALGER AMERICAN     STRONG
                                    EMERGING      WORLDWIDE        SMALL          MID-CAP       STRONG
                                     MARKETS     REAL ESTATE   CAPITALIZATION     GROWTH      OPPORTUNITY
                                    PORTFOLIO     PORTFOLIO      PORTFOLIO        FUND II       FUND II
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....  $   (84,769)  $   48,682     $   (181,442)   $   (50,972)  $  (46,556)
Net realized gain on
 investments.....................   (1,099,748)      75,608      (11,097,688)    (1,294,152)    (857,419)
Net unrealized (depreciation)
 appreciation of investments
 during the year.................    7,813,736    1,043,976       20,293,067      3,282,548    3,166,160
                                   -----------   ----------     ------------    -----------   ----------
Net increase (decrease) in net
 assets from operations..........    6,629,219    1,168,266        9,013,937      1,937,424    2,262,185
                                   -----------   ----------     ------------    -----------   ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......    2,493,751      675,894        5,060,558      2,004,491    1,575,631
Cost of insurance and
 administrative charges..........   (1,520,663)    (422,395)      (2,934,204)    (1,004,021)    (762,970)
Surrenders and forfeitures.......   (1,071,168)    (275,220)      (1,844,184)      (214,327)    (196,774)
Transfers between portfolios and
 the Guaranteed Account..........      112,363       62,816       (1,338,187)      (445,619)    (574,150)
Net (withdrawals) repayments due
 to policy loans.................      (35,369)      15,363           87,351        (16,259)     (37,755)
Withdrawals due to death
 benefits........................      (22,248)          (5)         (54,058)        (3,957)      (1,248)
                                   -----------   ----------     ------------    -----------   ----------
Net (decrease) increase in net
 assets derived from policy
 transactions....................      (43,334)      56,453       (1,022,724)       320,308        2,734
                                   -----------   ----------     ------------    -----------   ----------
Amounts contributed/(withdrawn)
 by Nationwide Life Insurance
 Company of America including
 seed money and reimbursements...         (109)          (3)             506             42           49
                                   -----------   ----------     ------------    -----------   ----------
Total (decrease) increase in net
 assets..........................    6,585,776    1,224,716        7,991,719      2,257,774    2,264,968
NET ASSETS
 Beginning of year...............   14,159,444    3,440,622       21,414,138      5,722,825    6,185,861
                                   -----------   ----------     ------------    -----------   ----------
 End of year.....................  $20,745,220   $4,665,338     $ 29,405,857    $ 7,980,599   $8,450,829
                                   ===========   ==========     ============    ===========   ==========
CHANGES IN UNITS
 Beginning units.................      138,216       27,137          268,910        150,762       82,086
                                   -----------   ----------     ------------    -----------   ----------
 Units purchased.................       48,550       10,475           84,995         62,643       33,021
 Units redeemed..................      (55,626)      (9,727)         (96,139)       (53,712)     (32,984)
                                   -----------   ----------     ------------    -----------   ----------
 Ending units....................      131,140       27,885          257,766        159,693       82,123
                                   ===========   ==========     ============    ===========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2003 -- continued

--------------------------------------------------------------------------------

                                                    DREYFUS       DREYFUS
                                      DREYFUS      DEVELOPING    SMALL CAP      DREYFUS     AMERICAN CENTURY
                                    APPRECIATION    LEADERS     STOCK INDEX   STOCK INDEX   VP INTERNATIONAL   AMERICAN CENTURY
                                     PORTFOLIO     PORTFOLIO     PORTFOLIO       FUND             FUND          VP ULTRA FUND
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......   $   11,867     $   (51)    $   (1,083)   $   10,007       $     142          $   (6,484)
Net realized gain on
 investments......................      (37,800)        153         45,212        16,696         (51,957)             13,981
Net unrealized appreciation of
 investments during the year......      355,681       3,084        129,919       171,680         239,184             187,553
                                     ----------     -------     ----------    ----------       ---------          ----------
Net increase in net assets from
 operations.......................      329,748       3,186        174,048       198,383         187,369             195,050
                                     ----------     -------     ----------    ----------       ---------          ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.......      441,035       6,902        205,033       231,426         236,107             269,342
Cost of insurance and
 administrative charges...........     (197,922)     (1,537)       (46,379)      (66,098)        (94,944)            (90,676)
Surrenders and forfeitures........      (53,432)         --        (18,312)      (17,774)        (14,641)            (21,265)
Transfers between portfolios and
 the Guaranteed Account...........      (96,849)     35,187      1,348,758     1,938,193        (221,354)          1,399,940
Net withdrawals due to policy
 loans............................       (1,803)         --           (446)      (11,353)        (74,926)           (151,045)
                                     ----------     -------     ----------    ----------       ---------          ----------
Net increase in net assets derived
 from policy transactions.........       91,029      40,552      1,488,654     2,074,394        (169,758)          1,406,296
                                     ----------     -------     ----------    ----------       ---------          ----------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company
 of America including seed money
 and reimbursements...............           (8)         95             --            --              15                  (4)
                                     ----------     -------     ----------    ----------       ---------          ----------
Total increase in net assets......      420,769      43,833      1,662,702     2,272,777          17,626           1,601,342
NET ASSETS
 Beginning of year................    1,553,716          --             --            --         750,842             257,838
                                     ----------     -------     ----------    ----------       ---------          ----------
 End of year......................   $1,974,485     $43,833     $1,662,702    $2,272,777       $ 768,468          $1,859,180
                                     ==========     =======     ==========    ==========       =========          ==========
CHANGES IN UNITS
 Beginning units..................       16,212          --             --            --           8,088               2,150
                                     ----------     -------     ----------    ----------       ---------          ----------
 Units purchased..................       11,990         282         13,594        17,595           6,882              19,993
 Units redeemed...................      (10,790)        (18)        (2,212)       (1,573)         (8,729)             (4,647)
                                     ----------     -------     ----------    ----------       ---------          ----------
 Ending units.....................       17,412         264         11,382        16,022           6,241              17,496
                                     ==========     =======     ==========    ==========       =========          ==========


                                                       AMERICAN CENTURY   AMERICAN CENTURY
                                    AMERICAN CENTURY     VP INCOME &        VP INFLATION
                                     VP VALUE FUND       GROWTH FUND      PROTECTION FUND
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......     $    3,466          $ (2,087)          $    671
Net realized gain on
 investments......................        (16,047)            5,647                 28
Net unrealized appreciation of
 investments during the year......        786,763            81,208              4,222
                                       ----------          --------           --------
Net increase in net assets from
 operations.......................        774,182            84,768              4,921
                                       ----------          --------           --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.......        603,437           270,909             26,014
Cost of insurance and
 administrative charges...........       (271,190)          (41,370)           (12,985)
Surrenders and forfeitures........       (105,605)              (87)                 1
Transfers between portfolios and
 the Guaranteed Account...........      1,242,421           451,027            318,216
Net withdrawals due to policy
 loans............................       (239,679)           (1,953)              (170)
                                       ----------          --------           --------
Net increase in net assets derived
 from policy transactions.........      1,229,384           678,526            331,076
                                       ----------          --------           --------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company
 of America including seed money
 and reimbursements...............            (10)               26                 12
                                       ----------          --------           --------
Total increase in net assets......      2,003,556           763,320            336,009
NET ASSETS
 Beginning of year................      1,817,752                --                 --
                                       ----------          --------           --------
 End of year......................     $3,821,308          $763,320           $336,009
                                       ==========          ========           ========
CHANGES IN UNITS
 Beginning units..................         17,209                --                 --
                                       ----------          --------           --------
 Units purchased..................         26,320             6,487              2,838
 Units redeemed...................        (13,564)             (704)               (76)
                                       ----------          --------           --------
 Ending units.....................         29,965             5,783              2,762
                                       ==========          ========           ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2003 -- continued

--------------------------------------------------------------------------------

                                    JANUS ASPEN     JANUS ASPEN    JANUS ASPEN                  JANUS ASPEN     OPPENHEIMER
                                      CAPITAL      INTERNATIONAL     GLOBAL      JANUS ASPEN    RISK MANAGED      CAPITAL
                                    APPRECIATION      GROWTH       TECHNOLOGY     BALANCED     LARGE CAP CORE   APPRECIATION
                                     PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO        FUND VA
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income......   $   (3,654)     $  1,833       $ (2,135)     $  6,511        $     68       $   (4,669)
Net realized gain on
 investments......................       17,813        (1,184)        22,489         4,260             124           24,757
Net unrealized appreciation of
 investments during the year......      144,272       199,524         91,782        29,711           3,121          321,948
                                     ----------      --------       --------      --------        --------       ----------
Net increase in net assets from
 operations.......................      158,431       200,173        112,136        40,482           3,313          342,036
                                     ----------      --------       --------      --------        --------       ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.......      508,512       175,945         60,932       114,305           2,207          395,421
Cost of insurance and
 administrative charges...........     (114,488)      (55,298)       (51,536)      (39,857)         (1,008)        (152,561)
Surrenders and forfeitures........      (13,061)       (6,148)       (16,388)           72              --          (34,130)
Transfers between portfolios and
 the Guaranteed Account...........      445,396       253,238        227,404       467,493         129,453          621,478
Net (withdrawals) repayments due
 to policy loans..................       (4,901)       (9,993)       (10,887)           --              --           (1,730)
Withdrawals due to death
 benefits.........................           --           (69)            --            --              --               --
                                     ----------      --------       --------      --------        --------       ----------
Net increase in net assets derived
 from policy transactions.........      821,458       357,675        209,525       542,013         130,652          828,478
                                     ----------      --------       --------      --------        --------       ----------
Amounts contributed/(withdrawn) by
 Nationwide Life Insurance Company
 of America including seed money
 and reimbursements...............           10        (1,606)            (6)           --              --               (1)
                                     ----------      --------       --------      --------        --------       ----------
Total increase in net assets......      979,899       556,242        321,655       582,495         133,965        1,170,513
NET ASSETS
 Beginning of year................      395,676       220,367        171,537            --              --          657,721
                                     ----------      --------       --------      --------        --------       ----------
 End of year......................   $1,375,575      $776,609       $493,192      $582,495        $133,965       $1,828,234
                                     ==========      ========       ========      ========        ========       ==========
CHANGES IN UNITS
 Beginning units..................        3,192         2,439          2,052            --              --            6,684
                                     ----------      --------       --------      --------        --------       ----------
 Units purchased..................       12,818         6,001          3,852         5,965           1,116           13,015
 Units redeemed...................       (4,205)       (1,548)        (1,791)       (1,436)            (22)          (4,384)
                                     ----------      --------       --------      --------        --------       ----------
 Ending units.....................       11,805         6,892          4,113         4,529           1,094           15,315
                                     ==========      ========       ========      ========        ========       ==========

                                    OPPENHEIMER                               OPPENHEIMER
                                      GLOBAL      OPPENHEIMER   OPPENHEIMER   MAIN STREET
                                    SECURITIES    MAIN STREET   HIGH INCOME    SMALL CAP
                                      FUND VA       FUND VA       FUND VA       FUND VA
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income......  $   (3,106)   $      472     $   (542)     $   (931)
Net realized gain on
 investments......................      81,467        (4,484)         665         5,436
Net unrealized appreciation of
 investments during the year......     537,575       256,757       15,385        49,629
                                    ----------    ----------     --------      --------
Net increase in net assets from
 operations.......................     615,936       252,745       15,508        54,134
                                    ----------    ----------     --------      --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.......     470,792       325,887       31,065        34,498
Cost of insurance and
 administrative charges...........    (166,019)     (126,575)      (7,382)       (8,015)
Surrenders and forfeitures........     (75,998)       (6,109)         (22)           (9)
Transfers between portfolios and
 the Guaranteed Account...........   1,036,555       522,968      214,303       403,561
Net (withdrawals) repayments due
 to policy loans..................       8,179       (15,232)        (171)       (1,252)
Withdrawals due to death
 benefits.........................          --            --           --            --
                                    ----------    ----------     --------      --------
Net increase in net assets derived
 from policy transactions.........   1,273,509       700,939      237,793       428,783
                                    ----------    ----------     --------      --------
Amounts contributed/(withdrawn) by
 Nationwide Life Insurance Company
 of America including seed money
 and reimbursements...............          (1)           --           --            32
                                    ----------    ----------     --------      --------
Total increase in net assets......   1,889,444       953,684      253,301       482,949
NET ASSETS
 Beginning of year................     709,269       583,694           --            --
                                    ----------    ----------     --------      --------
 End of year......................  $2,598,713    $1,537,378     $253,301      $482,949
                                    ==========    ==========     ========      ========
CHANGES IN UNITS
 Beginning units..................       8,173         5,550           --            --
                                    ----------    ----------     --------      --------
 Units purchased..................      19,288         8,857        1,676         2,467
 Units redeemed...................      (5,912)       (2,256)        (198)         (218)
                                    ----------    ----------     --------      --------
 Ending units.....................      21,549        12,151        1,478         2,249
                                    ==========    ==========     ========      ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2003 -- continued

--------------------------------------------------------------------------------

                                                                                                                          FRANKLIN
                                          AIM V.I.     AIM V.I.      AIM V.I.     FEDERATED   FEDERATED    FEDERATED     SMALL CAP
                                           BASIC       CAPITAL        CAPITAL      QUALITY    AMERICAN      CAPITAL        VALUE
                                           VALUE     APPRECIATION   DEVELOPMENT     BOND       LEADERS    APPRECIATION   SECURITIES
                                            FUND         FUND          FUND        FUND II     FUND II      FUND II         FUND
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.....................  $   (723)    $  (160)       $   (55)    $ (1,312)    $   (87)     $   (74)     $   (2,344)
Net realized gain (loss) on
 investments............................     4,439       2,955            146         (969)        122           41          14,579
Net unrealized appreciation of
 investments during the year............    39,270       2,959          3,811        8,958       3,980        2,611         138,484
                                          --------     -------        -------     --------     -------      -------      ----------
Net increase in net assets from
 operations.............................    42,986       5,754          3,902        6,677       4,015        2,578         150,719
                                          --------     -------        -------     --------     -------      -------      ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.............    44,336       7,106         10,129      172,546       9,885        3,803          88,801
Cost of insurance and administrative
 charges................................   (15,522)     (4,650)        (1,195)     (35,076)     (4,322)      (1,925)        (34,397)
Surrenders and forfeitures..............        (8)       (345)           (25)        (626)        (72)          --         (17,826)
Transfers between portfolios and the
 Guaranteed Account.....................   367,658      32,653         64,791      501,649      28,325       27,879       1,285,936
Net withdrawals due to policy loans.....        --          --             --      (22,395)         --           --            (758)
                                          --------     -------        -------     --------     -------      -------      ----------
Net increase in net assets derived from
 policy transactions....................   396,464      34,764         73,700      616,098      33,816       29,757       1,321,756
                                          --------     -------        -------     --------     -------      -------      ----------
Amounts contributed by Nationwide Life
 Insurance Company of America including
 seed money and reimbursements..........        --          24             --           --          --            5              --
                                          --------     -------        -------     --------     -------      -------      ----------
Total increase in net assets............   439,450      40,542         77,602      622,775      37,831       32,340       1,472,475
NET ASSETS
 Beginning of year......................        --          --             --           --          --           --              --
                                          --------     -------        -------     --------     -------      -------      ----------
 End of year............................  $439,450     $40,542        $77,602     $622,775     $37,831      $32,340      $1,472,475
                                          ========     =======        =======     ========     =======      =======      ==========
CHANGES IN UNITS
 Beginning units........................        --          --             --           --          --           --              --
                                          --------     -------        -------     --------     -------      -------      ----------
 Units purchased........................     3,490         626            287        6,230         343          299          11,006
 Units redeemed.........................      (708)       (298)            (7)      (1,030)        (41)         (29)         (1,222)
                                          --------     -------        -------     --------     -------      -------      ----------
 Ending units...........................     2,782         328            280        5,200         302          270           9,784
                                          ========     =======        =======     ========     =======      =======      ==========

                                           FRANKLIN
                                            RISING     TEMPLETON    ALLIANCEBERNSTEIN
                                          DIVIDENDS     FOREIGN         GROWTH &        ALLIANCEBERNSTEIN
                                          SECURITIES   SECURITIES        INCOME          SMALL CAP VALUE
                                             FUND         FUND          PORTFOLIO           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.....................  $   (2,160)  $     (851)     $   (1,573)         $   (2,014)
Net realized gain (loss) on
 investments............................      19,780       31,176             601              21,788
Net unrealized appreciation of
 investments during the year............     191,745      155,662          86,882             126,047
                                          ----------   ----------      ----------          ----------
Net increase in net assets from
 operations.............................     209,365      185,987          85,910             145,821
                                          ----------   ----------      ----------          ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.............     152,300       79,021          97,434              76,608
Cost of insurance and administrative
 charges................................     (66,161)     (35,987)        (25,439)            (31,467)
Surrenders and forfeitures..............     (17,132)     (10,384)         (6,486)            (26,350)
Transfers between portfolios and the
 Guaranteed Account.....................   2,386,621    1,341,746         983,389             905,557
Net withdrawals due to policy loans.....      (3,096)      (1,539)         (1,485)               (326)
                                          ----------   ----------      ----------          ----------
Net increase in net assets derived from
 policy transactions....................   2,452,532    1,372,857       1,047,413             924,022
                                          ----------   ----------      ----------          ----------
Amounts contributed by Nationwide Life
 Insurance Company of America including
 seed money and reimbursements..........          84           --              55               1,772
                                          ----------   ----------      ----------          ----------
Total increase in net assets............   2,661,981    1,558,844       1,133,378           1,071,615
NET ASSETS
 Beginning of year......................          --           --              --                  --
                                          ----------   ----------      ----------          ----------
 End of year............................  $2,661,981   $1,558,844      $1,133,378          $1,071,615
                                          ==========   ==========      ==========          ==========
CHANGES IN UNITS
 Beginning units........................          --           --              --                  --
                                          ----------   ----------      ----------          ----------
 Units purchased........................      20,928       12,688           8,227               8,786
 Units redeemed.........................      (1,538)      (3,575)           (461)             (1,385)
                                          ----------   ----------      ----------          ----------
 Ending units...........................      19,390        9,113           7,766               7,401
                                          ==========   ==========      ==========          ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
     Statements of Changes in Net Assets for the Year Ended December 31,
     2003 -- continued

--------------------------------------------------------------------------------

                                                                                                            VANGUARD
                                    MFS                                                                       TOTAL
                                 INVESTORS                 PUTNAM       PUTNAM                  VANGUARD      BOND       VANGUARD
                                  GROWTH        MFS       GROWTH &   INTERNATIONAL    PUTNAM     EQUITY      MARKET     HIGH YIELD
                                   STOCK       VALUE       INCOME       EQUITY       VOYAGER     INCOME       INDEX        BOND
                                  SERIES       SERIES       FUND         FUND          FUND     PORTFOLIO   PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss............  $   (390)   $   (3,685)  $  (216)     $   (816)     $   (149)  $   (386)   $   (405)    $   (246)
Net realized gain (loss) on
 investments...................       517        12,582     2,660           216           484      1,343        (328)         377
Net unrealized appreciation of
 investments during the year...     9,141       164,701     5,685        49,469        14,484     18,894       3,145        4,211
                                 --------    ----------   -------      --------      --------   --------    --------     --------
Net increase in net assets from
 operations....................     9,268       173,598     8,129        48,869        14,819     19,851       2,412        4,342
                                 --------    ----------   -------      --------      --------   --------    --------     --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums....    49,311       152,382     8,394        24,078        19,991     67,036      56,559       39,125
Cost of insurance and
 administrative charges........    (6,967)      (47,335)   (3,517)       (7,704)       (2,827)   (11,848)    (12,805)      (8,941)
Surrenders and forfeitures.....        --       (28,201)       --            --            --       (224)       (141)         (93)
Transfers between portfolios
 and the Guaranteed Account....   145,670     1,278,889    36,411       267,224       535,114    125,922     126,248       67,889
Net withdrawals due to policy
 loans.........................        --        (2,424)       --            --            --         --        (578)          --
                                 --------    ----------   -------      --------      --------   --------    --------     --------
Net increase in net assets
 derived from policy
 transactions..................   188,014     1,353,311    41,288       283,598       552,278    180,886     169,283       97,980
                                 --------    ----------   -------      --------      --------   --------    --------     --------
Amounts contributed by
 Nationwide Life Insurance
 Company of America including
 seed money and
 reimbursements................        --            --        20            --            --          1          --           --
                                 --------    ----------   -------      --------      --------   --------    --------     --------
Total increase in net assets...   197,282     1,526,909    49,437       332,467       567,097    200,738     171,695      102,322
NET ASSETS
 Beginning of year.............        --            --        --            --            --         --          --           --
                                 --------    ----------   -------      --------      --------   --------    --------     --------
 End of year...................  $197,282    $1,526,909   $49,437      $332,467      $567,097   $200,738    $171,695     $102,322
                                 ========    ==========   =======      ========      ========   ========    ========     ========
CHANGES IN UNITS
 Beginning units...............        --            --        --            --            --         --          --           --
                                 --------    ----------   -------      --------      --------   --------    --------     --------
 Units purchased...............     1,450        14,335       790         2,346         1,344      1,909       1,899        1,161
 Units redeemed................       (91)       (2,414)     (406)          (77)          (29)      (218)       (247)        (264)
                                 --------    ----------   -------      --------      --------   --------    --------     --------
 Ending units..................     1,359        11,921       384         2,269         1,315      1,691       1,652          897
                                 ========    ==========   =======      ========      ========   ========    ========     ========


                                             VAN KAMPEN   VAN KAMPEN
                                 VANGUARD       CORE       EMERGING
                                  MID CAP    PLUS FIXED    MARKETS        VAN KAMPEN
                                   INDEX       INCOME        DEBT      U.S. REAL ESTATE
                                 PORTFOLIO   PORTFOLIO    PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss............  $   (274)    $   (312)    $   (562)      $   (1,718)
Net realized gain (loss) on
 investments...................     1,146          393        1,853            3,929
Net unrealized appreciation of
 investments during the year...    13,668        2,864       13,799           71,723
                                 --------     --------     --------       ----------
Net increase in net assets from
 operations....................    14,540        2,945       15,090           73,934
                                 --------     --------     --------       ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums....    40,061       16,565       16,697           87,306
Cost of insurance and
 administrative charges........   (10,288)      (7,397)      (5,951)         (23,623)
Surrenders and forfeitures.....       (27)        (106)         (26)          (8,171)
Transfers between portfolios
 and the Guaranteed Account....    80,148      148,056      221,959          963,911
Net withdrawals due to policy
 loans.........................        --          (23)        (132)            (201)
                                 --------     --------     --------       ----------
Net increase in net assets
 derived from policy
 transactions..................   109,894      157,095      232,547        1,019,222
                                 --------     --------     --------       ----------
Amounts contributed by
 Nationwide Life Insurance
 Company of America including
 seed money and
 reimbursements................        --           --          158               97
                                 --------     --------     --------       ----------
Total increase in net assets...   124,434      160,040      247,795        1,093,253
NET ASSETS
 Beginning of year.............        --           --           --               --
                                 --------     --------     --------       ----------
 End of year...................  $124,434     $160,040     $247,795       $1,093,253
                                 ========     ========     ========       ==========
CHANGES IN UNITS
 Beginning units...............        --           --           --               --
                                 --------     --------     --------       ----------
 Units purchased...............     1,072        1,997        1,844            7,656
 Units redeemed................      (106)        (611)        (225)            (509)
                                 --------     --------     --------       ----------
 Ending units..................       966        1,386        1,619            7,147
                                 ========     ========     ========       ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements
      December 31, 2004 and 2003

--------------------------------------------------------------------------------
1. ORGANIZATION

The Nationwide Provident VLI Separate Account 1 (Separate Account) was established by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Gartmore (formerly Market Street) GVIT Nationwide Fund Class IV (formerly All Pro Broad Equity), Gartmore GVIT Money Market Fund Class IV (formerly Money Market), Gartmore GVIT Government Bond Fund Class IV (formerly
Bond) and J.P. Morgan GVIT Balanced Fund Class IV (formerly Balanced) Subaccounts are the only subaccounts available with single premium and scheduled premium policies and the Zero Coupon Bond Series Fund Subaccount is not available with scheduled premium policies.

The Policies are distributed principally through career agents and brokers.

Nationwide Provident has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. the Separate Account is comprised of one hundred and eleven subaccounts: the Gartmore GVIT Nationwide Fund Class IV (formerly All Pro Broad Equity), Gartmore GVIT Money Market Fund Class IV (formerly Money Market), Gartmore GVIT Government Bond Fund Class IV (formerly
Bond), J.P. Morgan GVIT Balanced Fund Class IV (formerly Balanced), Gartmore GVIT Mid Cap Growth Fund Class IV (formerly Mid Cap Growth), Gartmore GVIT International Value Fund Class IV (formerly International), Gartmore GVIT Growth Fund Class IV (formerly All Pro Large Cap Growth), Comstock GVIT Value Fund Class IV (formerly All Pro Large Cap Value), Gartmore GVIT Small Company Fund Class IV (formerly All Pro Small Cap Growth), Gartmore GVIT Small Cap Value Fund Class IV (formerly All Pro Small Cap Value), Gartmore GVIT Equity 500 Index Fund Class IV (formerly Equity 500 Index), Gartmore GVIT Government Bond Fund Class I, Gartmore GVIT Investor Destinations Aggressive Fund Class II, Gartmore GVIT Investor Destinations Conservative Fund Class II, Gartmore GVIT Investor Destinations Moderate Fund Class II, Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II, Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II, Gartmore GVIT Emerging Markets Fund Class I, Dreyfus GVIT Mid Cap Index Fund Class I, Federated GVIT High Income Bond Fund Class I, Gartmore GVIT Global Financial Services Fund Class I, Gartmore GVIT Global Health Sciences Fund Class I, Gartmore GVIT Global Technology and Communications Fund Class I, Gartmore GVIT Global Utilities Fund Fund Class I, Gartmore GVIT Small Cap Growth Fund Class I, Gartmore GVIT U.S. Growth Leaders Fund Class I, Van Kampen GVIT Multi Sector Bond Fund Class I, Dreyfus GVIT International Value Fund (Class III), Gartmore GVIT Emerging Markets Fund (Class
III), Gartmore GVIT Global Financial Services Fund (Class III), Gartmore GVIT Global Health Sciences Fund (Class III), Gartmore GVIT Global Technology and Communications Fund (Class III) and the Gartmore GVIT Global Utilities Fund (Class III) Subaccounts invest in the corresponding portfolios of the Gartmore Variable Insurance Trust (formerly Market Street Fund), (Gartmore is an affiliate of the Company); the Zero Coupon Bond Series Fund Subaccount invests in the 2006 Series Portfolio of the Zero Coupon Trust and Merrill Lynch, Pierce, Fenner & Smith (MLPFS) serves as sponsor of The Stripped ("Zero") U.S. Treasury Securities Fund, Nationwide Provident Series A (Zero Trust); the Fidelity VIP Equity-Income Portfolio Initial Class, Fidelity VIP Growth Portfolio Initial Class, Fidelity VIP High Income Portfolio Initial Class, Fidelity VIP Overseas Portfolio Initial Class, Fidelity VIP Overseas Portfolio Initial Class R, Fidelity VIP Investment Grade Bond Portfolio Service Class, Fidelity VIP Equity Income Portfolio Service Class,

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------



1. ORGANIZATION, CONTINUED

Fidelity VIP Growth Portfolio Service Class, Fidelity VIP Overseas Portfolio Service Class and the Fidelity VIP Overseas Portfolio Service Class R Subaccounts invest in the corresponding portfolios of the Fidelity Variable Insurance Products Funds; Fidelity VIP II Asset Manager Portfolio Initial Class, Fidelity VIP II Investment Grade Bond Portfolio Initial Class, Fidelity VIP II Contrafund Portfolio Initial Class Subaccounts invest in the corresponding portfolios of the Fidelity Variable Insurance Products Funds II; the Fidelity VIP III Mid Cap Growth Portfolio Service Class and the Fidelity VIP III Value Strategies Portfolio Service Class Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund III; Neuberger Berma n AMT Limited Maturity Bond Portfolio Class I, Neuberger Berman AMT Partners Portfolio, Neuberger Berman AMT Fasciano Portfolio Class S, Neuberger Berman AMT Mid Cap Growth Portfolio Class I and the Neuberger Berman AMT Socially Responsive Portfolio Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond Fund Initial Class, Van Eck Worldwide Hard Assets Fund Initial Class, Van Eck Worldwide Emerging Markets Fund Initial Class, Van Eck Worldwide Real Estate Fund Initial Class, Van Eck Worldwide Bond Fund Class R, Van Eck Worldwide Hard Assets Fund Class R, Van Eck Worldwide Emerging Markets Fund Class R and the Van Eck Worldwide Real Estate Fund Class R Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Portfolio Class O Shares Subaccount invests in the corresponding portfolio of the Alger American Fund; the Strong Mid Cap Growth Fund II Investor Class Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; the Strong Opportunity Fund II Investor Class Subaccount invests in the corresponding portfolio of the Strong Opportunity Fund II, Inc; the Dreyfus Appreciation Portfolio Initial Shares and Dreyfus Developing Leaders Portfolio Initial Shares Subaccounts invest in the corresponding portfolios of the Dreyfus Variable Investment Fund; the Dreyfus Small Cap Stock Index Portfolio Service Shares Subaccount invests in the corresponding portfolio of the Dreyfus Investment Portfolios; the Dreyfus Stock Index Fund Initial Shares Subaccount invests in the corresponding portfolio of the Dreyfus Stock Index Fund, Inc.; the American Century VP International Fund Class I, American Century VP Ultra Fund Class I, American Century VP Value Fund Class I, American Century VP Income and Growth Fund Class I and the American Century VP International Fund Class III Subaccounts invest in the corresponding portfolios of the American Century Variable Portfolios, Inc.; the American Century VP Inflation Protection Fund Class II Subaccount invests in the corresponding portfolio of the American Century Variable Portfolios II, Inc.; the Janus Aspen Capital Appreciation Portfolio Service Shares, Janus Aspen International Growth Portfolio Service Shares, Janus Aspen Global Technology Portfolio Service Shares, Janus Aspen Balanced Portfolio Service Shares, Janus Aspen Risk Managed Core Portfolio (formerly Risk Managed Large Cap Core) Service Shares, Janus Aspen International Growth Portfolio Service II Shares and the Janus Aspen Global Technology Portfolio Service II Shares Subaccounts invest in the corresponding portfolios of the Janus Aspen Series; the Oppenheimer Capital Appreciation Fund VA Initial Class, Oppenheimer Global Securities Fund VA Initial Class, Oppenheimer Main Street Fund VA Initial Class (formerly Main Street Growth & Income), Oppenheimer High Income Fund VA Initial Class, Oppenheimer Main Street Small Cap Fund VA Initial Class and the Oppenheimer Global Securities Fund VA Class III Subaccounts invest in the corresponding portfolios of the Oppenheimer Variable Account Funds; the AIM V.I. Basic Value Fund Series I, AIM V.I. Capital Appreciation Fund Series I and the AIM V.I. Capital Development Fund Series I Subaccounts invest in the corresponding portfolios of the AIM Variable Insurance Funds, Inc.; the Federated Quality Bond Fund II Primary Shares, Federated American Leaders Fund II Primary Shares and Federated Capital Appreciation Fund II Primary Shares Subaccounts invest in the corresponding portfolios of the Federated Insurance Series; the Franklin Small Cap Value Securities

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------



1. ORGANIZATION, CONTINUED

Fund Class I, the Franklin Rising Dividends Securities Fund Class I and the Templeton Foreign Securities Fund Class I Subaccounts invest in the corresponding portfolios of the Franklin Templeton Variable Insurance Products Trust; the AllianceBernstein Growth and Income Portfolio Class A and AllianceBernstein Small Cap Value Portfolio Class A Subaccounts invest in the corresponding portfolios of the AllianceBernstein Variable Products Series Fund; the MFS Investors Growth Stock Series Initial Class and MFS Value Series Initial Class Subaccounts invest in the corresponding portfolios of the MFS Variable Insurance Trust; the Putnam VT Growth and Income Fund Class 1B, Putnam VT International Equity Fund Class 1B and Putnam VT Voyager Fund Class 1B Subaccounts invest in the corresponding portfolios of the Putnam Variable Trust; the Vanguard Equity Income Portfolio, Vanguard Total Bond Market Index Portfolio, Vanguard High Yield Bond Portfolio and Vanguard Mid Cap Index Portfolio Subaccounts invest in the corresponding portfolios of the Vanguard Variable Insurance Fund; and Van Kampen Core Plus Fixed Income Portfolio Class I, the Van Kampen Emerging Markets Debt Portfolio Class I and Van Kampen U.S. Real Estate Portfolio Class I Subaccounts invest in the corresponding portfolios of the Van Kampen -- The Universal Institutional Funds, Inc.

Effective following the close of business on April 25, 2003, portfolios of the Market Street Fund merged with and into portfolios of the Gartmore Variable Insurance Trust, as follows:

------------------------------------------------------------------------------------------------------
          MARKET STREET FUND PORTFOLIO                  GARTMORE VARIABLE INSURANCE TRUST PORTFOLIO
------------------------------------------------------------------------------------------------------
All Pro Broad Equity Portfolio                       Gartmore GVIT Nationwide Fund Class IV
Money Market Portfolio                               Gartmore GVIT Money Market Fund Class IV
Bond Portfolio                                       Gartmore GVIT Government Bond Fund Class IV
Balanced Portfolio                                   JP Morgan GVIT Balance Fund Class IV
Mid Cap Growth Portfolio                             Gartmore GVIT Mid Cap Growth Fund Class IV
International Portfolio                              Dreyfus GVIT International Value Fund Class IV
All Pro Large Cap Growth Portfolio                   Gartmore GVIT Growth Fund Class IV
All Pro Large Cap Value Portfolio                    Comstock GVIT Value Fund Class IV
All Pro Small Cap Growth Portfolio                   Gartmore GVIT Small Company Fund Class IV
All Pro Small Cap Value Portfolio                    Gartmore GVIT Small Cap Value Fund Class IV
Equity Index 500 Portfolio                           Gartmore GVIT Equity 500 Index Fund Class IV

All activity and performance of the Gartmore Variable Insurance Trust in the accompanying financial statements includes the respective Market Street Fund activity and performance through April 25, 2003.

The policyholder's equity is affected by the investment results of each fund, equity transactions by policyholders and certain contract expenses (see note 5).

Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders net premiums in the accompanying statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies. The Separate Account's assets are the property of Nationwide Provident.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of Nationwide Provident's general account.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------



1. ORGANIZATION, CONTINUED

funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in preparing the accompanying financial statements.

  Investment Valuation:

The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2004. Transactions are recorded on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date.

  Realized Gains and Losses:

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

  Federal Income Taxes:

The operations of the Separate Account are included in the Federal income tax return of Nationwide Provident. Under the provisions of the Policies, Nationwide Provident has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. Nationwide Provident does not provide for income taxes within the Separate Account. Taxes are the responsibility of the policyholder upon termination or withdrawal.

  Estimates:

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

3. DEATH BENEFITS

Death benefit proceeds result in a redemption of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by Nationwide Provident's general account.

4. POLICY LOANS

Policy provisions allow policyholders to borrow up to the policy's non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------



4. POLICY LOANS, CONTINUED

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to Nationwide Provident's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by Nationwide Provident's general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

  Deductions from Premiums

Nationwide Provident makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes (0-4% of premium/scheduled premium payments depending on the Insured state of residence), (2) premiums for supplementary benefits, (3) sales charges (5% of each scheduled base/unscheduled premium for Options policies only) and (4) premium processing charges and Federal tax charges (1.5-10% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets. See original policy documents for specific charges assessed.

  Mortality and Expense Charges

In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by Nationwide Provident. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of policyholders. These charges are assessed through the daily unit value calculation.

  Cost of Insurance

Each subaccount is also charged by Nationwide Provident for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

  Administrative Charges

Depending upon the type of policy, additional recurring monthly deductions may be made for (1) administrative charges ($3.25-$8.00), (2) first year policy charges ($5-$17.50) and (3) supplementary charges (ranging from $0-$0.11 per $1,000 of face amount). Optional monthly deductions for additional riders may be made for (1) disability benefit waiver benefit which waives monthly deductions in the event of disability ($.01-$1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (2% to 23.2% of agreed upon premium amount), (3) children's term insurance rider which a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider ($.02-$115.10 per $1,000 of coverage for single life policies and $0-$20.79 for survivorship policies), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual ($.06-$113.17 per $1,000 of rider coverage), (6) minimum death benefit which guarantees a death benefit in specified premiums are

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------



5. EXPENSES AND RELATED PARTY TRANSACTIONS, CONTINUED

paid ($.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02- $3.24 per $1,000 of net amount at risk), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01-$3.47 per $1,000 of net amount at risk), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01-$8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy ($.03-$.15 per $1,000 of rider coverage). See original policy documents for additional monthly charges. A face amount increase charge is made upon an increase in face amount ($50-$300 plus $0-$1 per $1,000 of face amount increase). During any given policy year, the first four or twelve transfers (depending on the policy) by a policyholder of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are included in the statements of changes in net assets and are assessed against each policy by liquidating units.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $0-$5 per $1,000 face amount. The deferred sales load charge ranges from 6-35% of premiums paid up to the sales surrender cap. A deferred sales charge and/or a deferred administrative charge will be imposed if certain policies are surrendered or lapse at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied to surrenders/ lapses for the initial face amount are applied to the premiums related to the increase in face amount). A portion of the deferred sales charge and/or deferred administrative charge will be deducted if the face amount is decreased in the first 10-15 years or the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges totaled $13,658,742 and $14,370,664 for the years ended December 31, 2004 and 2003, respectively. These charges are included with administrative charges and surrenders and forfeitures in the statements of changes in net assets and are assessed against each policy by liquidating units.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. See product prospectus for specific subaccounts impacted. These amounts are shown as an investment expense in the statements of operations.

For scheduled premium and single premium policies, Nationwide Provident has agreed to make a daily adjustment to the net rate of return of the Gartmore GVIT Nationwide Fund Class IV, Gartmore GVIT Money Market Fund Class IV and Gartmore GVIT Government Bond Fund Class IV Subaccounts to offset completely all GVIT Fund expenses charged to the portfolios in which the subaccounts invest, except for (1) all brokers' commissions, (2) transfer taxes, investment advisory fees and other fees and expenses for services relating to purchases and sales of portfolio investments, and (3) income tax liabilities.

The total amounts reimbursed for the Gartmore GVIT Nationwide Fund Class IV, Gartmore GVIT Money Market Fund Class IV and Gartmore GVIT Government Bond Fund Class IV Subaccounts for the year ended December 31, 2004 were $23,239, $1,674 and $3,329, respectively.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------



5. EXPENSES AND RELATED PARTY TRANSACTIONS, CONTINUED

These amounts are shown as an operating expense reimbursement reducing total expenses in the statements of operations.

Nationwide Provident makes a daily asset charge against the assets of the Zero Coupon Bond 2006 Series Subaccount. The charge is to reimburse Nationwide Provident for the transaction charge paid directly by Nationwide Provident to Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPFS) on the sale of the Zero Coupon Trust units to the Zero Coupon Bond 2006 Series Subaccount. Nationwide Provident pays these amounts from general account assets. The amount of the asset charge currently is equivalent to an effective annual rate of .25% of the average daily net assets of each Subaccount. This amount may be increased in the future, but in no event will it exceed an effective annual rate of .50%. The charge will be cost based (taking into account the loss of interest) with no anticipated element of profit for Nationwide Provident. These charges are included in the statements of changes in net assets and are assessed against each policy by liquidating units.

Nationwide Provident, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by Nationwide Provident (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay Nationwide Provident more than others. Nationwide Provident also may receive 12b-1 fees.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------
6. FINANCIAL HIGHLIGHTS

Nationwide Provident offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in different contract expense rates, unit fair values and total returns. The following table is a summary of units, unit fair values and policyholders' equity for variable life contracts as of the period indicated, and net investment income ratio, policy expense ratio and total return for each period in the four year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and highest contract expense rates. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual policy amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for policy expense rate, unit fair value and total return.

                                                  AT DECEMBER 31, 2004
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust:
 Gartmore GVIT Nationwide Fund
   Class IV........................    196,949  $268.17 to $7,440.70     148,990,742
 Gartmore GVIT Money Market Fund
   Class IV........................    271,364  $150.76 to $2,855.40      50,204,139
 Gartmore GVIT Government Bond Fund
   Class IV........................     80,349  $214.50 to $4,678.58      25,450,982
 JP Morgan GVIT Balanced Fund Class
   IV..............................     68,429  $260.80 to $3,980.82      38,598,170
 Gartmore GVIT Mid Cap Growth Fund
   Class IV........................    117,490  $403.85 to $6,060.46      71,047,981
 Dreyfus GVIT International Value
   Fund Class IV...................    125,900  $278.49 to $2,840.40      52,430,593
 Gartmore GVIT Growth Fund Class
   IV..............................    225,104     $91.33 to $922.44      27,251,767
 Comstock GVIT Value Fund Class
   IV..............................    161,859  $127.49 to $1,287.69      28,533,228
 Gartmore GVIT Small Company Fund
   Class IV........................    182,925  $130.46 to $1,317.73      30,071,390
 Gartmore GVIT Small Cap Value Fund
   Class IV........................    189,197  $147.05 to $1,485.29      36,643,867
 Gartmore GVIT Equity 500 Index
   Fund Class IV...................    525,044  $295.12 to $3,002.19     201,807,031
 Gartmore GVIT Government Bond Fund
   Class I.........................      1,934               $105.24         203,502
 Gartmore GVIT Investor
   Destinations Aggressive Fund
   Class II........................      9,680  $143.06 to $1,446.14       1,391,244
 Gartmore GVIT Investor
   Destinations Conservative Fund
   Class II........................      2,462  $110.71 to $1,099.50         274,990
 Gartmore GVIT Investor
   Destinations Moderate Fund Class
   II..............................     40,617  $126.73 to $1,268.97       5,361,774

                                               FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
Gartmore Variable Insurance Trust:
 Gartmore GVIT Nationwide Fund
   Class IV........................        1.28%        0.00% to 0.75%         8.93% to 9.75%
 Gartmore GVIT Money Market Fund
   Class IV........................        0.92%        0.00% to 0.75%         0.18% to 0.94%
 Gartmore GVIT Government Bond Fund
   Class IV........................        5.48%        0.00% to 0.75%         2.49% to 3.27%
 JP Morgan GVIT Balanced Fund Class
   IV..............................        2.01%        0.35% to 0.75%         7.73% to 8.16%
 Gartmore GVIT Mid Cap Growth Fund
   Class IV........................        0.00%        0.60% to 0.75%       14.47% to 14.64%
 Dreyfus GVIT International Value
   Fund Class IV...................        2.30%        0.60% to 0.75%       19.14% to 19.32%
 Gartmore GVIT Growth Fund Class
   IV..............................        0.33%        0.60% to 0.75%         7.35% to 7.51%
 Comstock GVIT Value Fund Class
   IV..............................        1.33%        0.60% to 0.75%       16.54% to 16.72%
 Gartmore GVIT Small Company Fund
   Class IV........................        0.00%        0.60% to 0.75%       18.13% to 18.31%
 Gartmore GVIT Small Cap Value Fund
   Class IV........................        0.00%        0.60% to 0.75%       16.42% to 16.60%
 Gartmore GVIT Equity 500 Index
   Fund Class IV...................        2.71%        0.60% to 0.75%         9.76% to 9.93%
 Gartmore GVIT Government Bond Fund
   Class I.........................        5.48%                 0.75%                  2.49%
 Gartmore GVIT Investor
   Destinations Aggressive Fund
   Class II........................        1.75%        0.60% to 0.75%       13.17% to 13.34%
 Gartmore GVIT Investor
   Destinations Conservative Fund
   Class II........................        1.78%        0.60% to 0.75%         3.87% to 4.03%
 Gartmore GVIT Investor
   Destinations Moderate Fund Class
   II..............................        2.24%        0.60% to 0.75%         8.72% to 8.88%

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2004
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
 Gartmore GVIT Investor
   Destinations Moderately
   Aggressive Fund Class II........     48,687  $135.87 to $1,369.11       6,775,636
 Gartmore GVIT Investor
   Destinations Moderately
   Conservative Fund Class II......      7,325  $118.01 to $1,181.05         934,061
 Gartmore GVIT Emerging Markets
   Fund Class I....................      3,501  $192.22 to $1,927.06         886,108
 Dreyfus GVIT Mid Cap Index Fund
   Class I.........................     11,798  $150.84 to $1,512.21       2,079,725
 Federated GVIT High Income Bond
   Fund Class I....................      6,739  $120.89 to $1,211.98       1,080,967
 Gartmore GVIT Global Financial
   Services Fund Class I...........      1,646  $160.77 to $1,611.68         277,605
 Gartmore GVIT Global Health
   Sciences Fund Class I...........      2,624  $133.99 to $1,343.25         830,411
 Gartmore GVIT Global Technology
   and Communications Fund Class
   I...............................      1,954  $143.68 to $1,440.41         296,091
 Gartmore GVIT Global Utilities
   Fund Class I....................        803  $154.23 to $1,546.19         209,397
 Gartmore GVIT Small Cap Growth
   Fund Class I....................      5,900  $141.45 to $1,418.07         874,492
 Gartmore GVIT U.S. Growth Leaders
   Fund Class I....................      3,485  $148.81 to $1,491.84         660,354
 Van Kampen GVIT Multi Sector Bond
   Fund Class I....................      7,900  $111.86 to $1,121.37       1,069,201
 Dreyfus GVIT International Value
   Fund Class III..................    102,795  $115.61 to $1,157.24      14,007,884
 Gartmore GVIT Emerging Markets
   Fund Class III..................      6,238    $118.13 to $118.21         737,078
 Gartmore GVIT Global Financial
   Services Fund Class III.........        561    $117.43 to $117.51          65,870
 Gartmore GVIT Global Health
   Sciences Fund Class III.........      1,842      $98.95 to $99.02         182,295
 Gartmore GVIT Global Technology
   and Communications Fund Class
   III.............................      3,563    $109.01 to $109.08         388,537
 Gartmore GVIT Global Utilities
   Fund Class III..................      2,258    $126.69 to $126.77         286,235
The Stripped ("Zero") U.S. Treasury
 Securities Fund, Provident Mutual
 Series A:
 Zero Coupon Bond Series Fund......     26,566  $287.89 to $4,539.64      12,325,976

                                               FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
 Gartmore GVIT Investor
   Destinations Moderately
   Aggressive Fund Class II........        2.00%        0.60% to 0.75%       11.26% to 11.42%
 Gartmore GVIT Investor
   Destinations Moderately
   Conservative Fund Class II......        2.59%        0.60% to 0.75%         6.36% to 6.52%
 Gartmore GVIT Emerging Markets
   Fund Class I....................        1.05%        0.60% to 0.75%       19.84% to 20.02%
 Dreyfus GVIT Mid Cap Index Fund
   Class I.........................        0.58%        0.60% to 0.75%       14.87% to 15.04%
 Federated GVIT High Income Bond
   Fund Class I....................        7.64%        0.60% to 0.75%         9.27% to 9.44%
 Gartmore GVIT Global Financial
   Services Fund Class I...........        1.35%        0.60% to 0.75%       20.09% to 20.27%
 Gartmore GVIT Global Health
   Sciences Fund Class I...........        0.00%        0.60% to 0.75%         7.05% to 7.21%
 Gartmore GVIT Global Technology
   and Communications Fund Class
   I...............................        0.00%        0.60% to 0.75%         3.53% to 3.69%
 Gartmore GVIT Global Utilities
   Fund Class I....................        1.48%        0.60% to 0.75%       29.00% to 29.19%
 Gartmore GVIT Small Cap Growth
   Fund Class I....................        0.00%        0.60% to 0.75%       12.57% to 12.74%
 Gartmore GVIT U.S. Growth Leaders
   Fund Class I....................        0.00%        0.60% to 0.75%       11.57% to 11.74%
 Van Kampen GVIT Multi Sector Bond
   Fund Class I....................        4.99%        0.60% to 0.75%         5.74% to 5.90%
 Dreyfus GVIT International Value
   Fund Class III..................        0.85%        0.60% to 0.75%       15.61% to 15.72%(a)
 Gartmore GVIT Emerging Markets
   Fund Class III..................        1.54%        0.65% to 0.75%       18.13% to 18.21%(a)
 Gartmore GVIT Global Financial
   Services Fund Class III.........        1.35%        0.65% to 0.75%       17.43% to 17.51%(a)
 Gartmore GVIT Global Health
   Sciences Fund Class III.........        0.00%        0.65% to 0.75%       -1.05% to -0.98%(a)
 Gartmore GVIT Global Technology
   and Communications Fund Class
   III.............................        0.00%        0.65% to 0.75%         9.01% to 9.08%(a)
 Gartmore GVIT Global Utilities
   Fund Class III..................        1.42%        0.65% to 0.75%       26.69% to 26.77%(a)
The Stripped ("Zero") U.S. Treasury
 Securities Fund, Provident Mutual
 Series A:
 Zero Coupon Bond Series Fund......        0.00%        0.60% to 1.00%        -0.01% to 0.39%

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED
--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2004
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
Fidelity Variable Insurance
 Products Fund:
 Fidelity VIP Equity-Income
   Portfolio Initial Class.........    366,652  $300.72 to $3,059.17     151,069,715
 Fidelity VIP Growth Portfolio
   Initial Class...................    559,541  $253.87 to $2,582.55     192,438,305
 Fidelity VIP High Income Portfolio
   Initial Class...................    108,255  $152.33 to $1,597.29      21,748,496
 Fidelity VIP Overseas Portfolio
   Initial Class...................    164,496  $164.23 to $1,668.81      38,859,321
 Fidelity VIP Overseas Portfolio
   Initial Class R.................    113,387  $110.99 to $1,111.02      14,497,940
 Fidelity VIP Investment Grade Bond
   Portfolio Service Class.........      6,188               $108.63         672,164
 Fidelity VIP Equity-Income
   Portfolio Service Class.........      5,950               $136.72         813,534
 Fidelity VIP Growth Portfolio
   Service Class...................      5,452               $128.08         698,296
 Fidelity VIP Overseas Portfolio
   Service Class...................      1,482               $155.86         230,920
 Fidelity VIP Overseas Portfolio
   Service Class R.................      2,905               $110.96         322,400
Fidelity Variable Insurance
 Products Fund II:
 Fidelity VIP II Asset Manager
   Portfolio Initial Class.........    157,168  $205.20 to $2,087.47      47,476,280
 Fidelity VIP II Investment Grade
   Bond Portfolio Initial Class....    192,103  $192.02 to $1,951.14      46,034,857
 Fidelity VIP II Contrafund
   Portfolio Initial Class.........    371,697  $232.75 to $2,357.96     114,652,659
Fidelity Variable Insurance
 Products Fund III:
 Fidelity VIP III Mid Cap Portfolio
   Service Class...................     36,442  $173.56 to $1,739.97       7,590,164
 Fidelity VIP III Value Strategies
   Portfolio Service Class.........     11,641  $168.25 to $1,686.75       2,540,271
Neuberger Berman Advisers
 Management Trust:
 Neuberger Berman AMT Limited
   Maturity Bond Portfolio Class
   I...............................     82,568  $154.65 to $1,571.45      16,075,368
 Neuberger Berman AMT Partners
   Portfolio.......................    186,553  $114.08 to $2,352.19      29,576,931
 Neuberger Berman AMT Fasciano
   Portfolio Class S...............      5,642  $139.30 to $1,396.50         956,675
 Neuberger Berman AMT Mid Cap
   Growth Portfolio Class I........      2,424  $141.89 to $1,422.45         378,771
 Neuberger Berman AMT Socially
   Responsive Portfolio............      1,499  $138.44 to $1,387.85         322,367

                                               FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
Fidelity Variable Insurance
 Products Fund:
 Fidelity VIP Equity-Income
   Portfolio Initial Class.........        1.53%        0.60% to 0.75%       10.70% to 10.86%
 Fidelity VIP Growth Portfolio
   Initial Class...................        0.27%        0.60% to 0.75%         2.61% to 2.76%
 Fidelity VIP High Income Portfolio
   Initial Class...................        8.62%        0.60% to 0.75%         8.77% to 8.94%
 Fidelity VIP Overseas Portfolio
   Initial Class...................        1.24%        0.60% to 0.75%       12.79% to 12.96%
 Fidelity VIP Overseas Portfolio
   Initial Class R.................        0.00%        0.60% to 0.75%       10.99% to 11.10%(a)
 Fidelity VIP Investment Grade Bond
   Portfolio Service Class.........        2.93%                 0.75%                  3.54%
 Fidelity VIP Equity-Income
   Portfolio Service Class.........        0.52%                 0.75%                 10.55%
 Fidelity VIP Growth Portfolio
   Service Class...................        0.10%                 0.75%                  2.49%
 Fidelity VIP Overseas Portfolio
   Service Class...................        0.94%                 0.75%                 12.64%
 Fidelity VIP Overseas Portfolio
   Service Class R.................        0.00%                 0.75%                 10.96%(a)
Fidelity Variable Insurance
 Products Fund II:
 Fidelity VIP II Asset Manager
   Portfolio Initial Class.........        2.72%        0.60% to 0.75%         4.68% to 4.84%
 Fidelity VIP II Investment Grade
   Bond Portfolio Initial Class....        4.11%        0.60% to 0.75%         3.67% to 3.83%
 Fidelity VIP II Contrafund
   Portfolio Initial Class.........        0.33%        0.60% to 0.75%       14.61% to 14.79%
Fidelity Variable Insurance
 Products Fund III:
 Fidelity VIP III Mid Cap Portfolio
   Service Class...................        0.00%        0.60% to 0.75%       23.84% to 24.03%
 Fidelity VIP III Value Strategies
   Portfolio Service Class.........        0.00%        0.60% to 0.75%       13.14% to 13.31%
Neuberger Berman Advisers
 Management Trust:
 Neuberger Berman AMT Limited
   Maturity Bond Portfolio Class
   I...............................        3.63%        0.60% to 0.75%         0.03% to 0.18%
 Neuberger Berman AMT Partners
   Portfolio.......................        0.01%        0.60% to 0.75%       18.09% to 18.26%
 Neuberger Berman AMT Fasciano
   Portfolio Class S...............        0.00%        0.60% to 0.75%       11.04% to 11.21%
 Neuberger Berman AMT Mid Cap
   Growth Portfolio Class I........        0.00%        0.60% to 0.75%       15.44% to 15.61%
 Neuberger Berman AMT Socially
   Responsive Portfolio............        0.00%        0.60% to 0.75%       12.43% to 12.60%

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED
--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2004
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Fund
   Initial Class...................     23,921  $183.19 to $1,861.44       6,542,406
 Van Eck Worldwide Hard Assets Fund
   Initial Class...................     17,875  $176.44 to $1,792.88       5,244,487
 Van Eck Worldwide Emerging Markets
   Fund Initial Class..............     93,763  $134.77 to $1,365.32      20,806,544
 Van Eck Worldwide Real Estate Fund
   Initial Class...................     20,261  $175.29 to $1,770.53       4,739,271
 Van Eck Worldwide Bond Fund Class
   R...............................     15,037  $112.41 to $1,125.19       1,890,358
 Van Eck Worldwide Hard Assets Fund
   Class R.........................     13,300  $125.22 to $1,253.42       1,942,521
 Van Eck Worldwide Emerging Markets
   Fund Class R....................     40,952  $126.65 to $1,267.77       6,224,264
 Van Eck Worldwide Real Estate Fund
   Class R.........................     13,922  $129.03 to $1,291.57       2,156,401
The Alger American Fund:
 Alger American Small
   Capitalization Portfolio Class O
   Shares..........................    240,324  $101.33 to $1,026.62      31,495,575
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II
   Investor Class..................    160,674     $56.17 to $565.67       9,552,388
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II
   Investor Class..................     78,790  $109.99 to $1,107.63       9,433,245
Dreyfus Variable Investment Fund:
 Dreyfus Appreciation Portfolio
   Initial Shares..................     24,941  $106.64 to $1,070.72       2,879,968
 Dreyfus Developing Leaders
   Portfolio Initial Shares........      1,334  $141.85 to $1,422.10         234,394
Dreyfus Investment Portfolios:
 Dreyfus Small Cap Stock Index
   Portfolio Service Shares........     17,019  $161.42 to $1,631.90       2,980,808
Dreyfus Stock Index Fund, Inc.:
 Dreyfus Stock Index Fund Initial
   Shares..........................     41,223  $133.92 to $1,342.56       6,128,241
American Century Variable
 Portfolios, Inc.:
 American Century VP International
   Fund Class I....................      4,861  $114.35 to $1,148.13         725,999
 American Century VP Ultra Fund
   Class I.........................     13,059  $109.99 to $1,104.35       1,521,673
 American Century VP Value Fund
   Class I.........................     33,418  $126.89 to $1,274.03       4,856,439
 American Century VP Income and
   Growth Fund Class I.............      8,225  $136.35 to $1,397.29       1,220,343
 American Century VP International
   Fund Class III..................      5,088    $113.19 to $113.27         576,126

                                               FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Fund
   Initial Class...................        9.29%        0.60% to 0.75%         8.34% to 8.50%
 Van Eck Worldwide Hard Assets Fund
   Initial Class...................        0.41%        0.60% to 0.75%       23.30% to 23.49%
 Van Eck Worldwide Emerging Markets
   Fund Initial Class..............        0.59%        0.60% to 0.75%       24.95% to 25.14%
 Van Eck Worldwide Real Estate Fund
   Initial Class...................        1.57%        0.60% to 0.75%       35.19% to 35.40%
 Van Eck Worldwide Bond Fund Class
   R...............................        0.00%        0.60% to 0.75%       12.41% to 12.52%(a)
 Van Eck Worldwide Hard Assets Fund
   Class R.........................        0.00%        0.60% to 0.75%       25.22% to 25.34%(a)
 Van Eck Worldwide Emerging Markets
   Fund Class R....................        0.00%        0.60% to 0.75%       26.65% to 26.78%(a)
 Van Eck Worldwide Real Estate Fund
   Class R.........................        0.00%        0.60% to 0.75%       29.03% to 29.16%(a)
The Alger American Fund:
 Alger American Small
   Capitalization Portfolio Class O
   Shares..........................        0.00%        0.60% to 0.75%       15.70% to 15.87%
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II
   Investor Class..................        0.00%        0.60% to 0.75%       18.27% to 18.44%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II
   Investor Class..................        0.00%        0.60% to 0.75%       17.34% to 17.51%
Dreyfus Variable Investment Fund:
 Dreyfus Appreciation Portfolio
   Initial Shares..................        1.89%        0.60% to 0.75%         4.26% to 4.42%
 Dreyfus Developing Leaders
   Portfolio Initial Shares........        0.25%        0.60% to 0.75%       10.51% to 10.67%
Dreyfus Investment Portfolios:
 Dreyfus Small Cap Stock Index
   Portfolio Service Shares........        0.45%        0.60% to 0.75%       20.97% to 21.16%
Dreyfus Stock Index Fund, Inc.:
 Dreyfus Stock Index Fund Initial
   Shares..........................        2.15%        0.60% to 0.75%         9.81% to 9.98%
American Century Variable
 Portfolios, Inc.:
 American Century VP International
   Fund Class I....................        0.58%        0.60% to 0.75%       14.07% to 14.24%
 American Century VP Ultra Fund
   Class I.........................        0.00%        0.60% to 0.75%        9.85% to 10.01%
 American Century VP Value Fund
   Class I.........................        0.98%        0.60% to 0.75%       13.48% to 13.65%
 American Century VP Income and
   Growth Fund Class I.............        1.09%        0.60% to 0.75%       12.15% to 12.32%
 American Century VP International
   Fund Class III..................        0.00%        0.65% to 0.75%       13.19% to 13.27%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED
--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2004
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
American Century Variable
 Portfolios II, Inc.:
 American Century VP Inflation
   Protection Fund Class II........     10,112  $107.88 to $1,081.48       1,163,323
Janus Aspen Series:
 Janus Aspen Capital Appreciation
   Portfolio Service Shares........     12,839  $122.66 to $1,231.57       1,706,618
 Janus Aspen International Growth
   Portfolio Service Shares........      5,556  $122.23 to $1,227.17         717,229
 Janus Aspen Global Technology
   Portfolio Service Shares........      3,169  $103.25 to $1,036.66         354,583
 Janus Aspen Balanced Portfolio
   Service Shares..................      4,775  $117.97 to $1,182.65         776,451
 Janus Aspen Risk Managed Core
   Portfolio Service Shares........        487   $142.71 to $1,430.7         102,404
 Janus Aspen International Growth
   Portfolio Service II Shares.....      2,868    $114.40 to $114.47         328,151
 Janus Aspen Global Technology
   Portfolio Service II Shares.....        725    $105.32 to $105.39          76,312
Oppenheimer Variable Account Funds:
 Oppenheimer Capital Appreciation
   Fund VA Initial Class...........     30,951  $110.25 to $1,106.88       3,670,077
 Oppenheimer Global Securities Fund
   VA Initial Class................     14,246  $130.60 to $1,311.22       2,469,922
 Oppenheimer Main Street Fund VA
   Initial Class...................     16,479  $111.56 to $1,120.07       2,255,655
 Oppenheimer High Income Fund VA
   Initial Class...................      4,614  $120.33 to $1,206.31         637,680
 Oppenheimer Main Street Small Cap
   Fund VA Initial Class...........      5,183  $163.58 to $1,639.87       1,029,299
 Oppenheimer Global Securities
   Fund/VA Class III...............     25,810    $116.02 to $116.09       2,995,079
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund Series
   I...............................     17,298  $143.34 to $1,436.99       2,690,650
 AIM V.I. Capital Appreciation Fund
   Series I........................        720  $130.51 to $1,308.34          94,116
 AIM V.I. Capital Development Fund
   Series I........................      2,451  $148.39 to $1,487.61         431,652
Federated Insurance Series:
 Federated Quality Bond Fund II
   Primary Shares..................     11,823  $104.35 to $1,044.40       1,371,751
 Federated American Leaders Fund II
   Primary Shares..................        467  $136.59 to $1,369.34          63,671
 Federated Capital Appreciation
   Fund II Primary Shares..........        835  $127.83 to $1,281.55         106,720

                                               FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
American Century Variable
 Portfolios II, Inc.:
 American Century VP Inflation
   Protection Fund Class II........        3.32%        0.60% to 0.75%         5.02% to 5.18%
Janus Aspen Series:
 Janus Aspen Capital Appreciation
   Portfolio Service Shares........        0.03%        0.60% to 0.75%       17.09% to 17.26%
 Janus Aspen International Growth
   Portfolio Service Shares........        0.84%        0.60% to 0.75%        17.8% to 17.98%
 Janus Aspen Global Technology
   Portfolio Service Shares........        0.00%        0.60% to 0.75%       -0.19% to -0.04%
 Janus Aspen Balanced Portfolio
   Service Shares..................        2.32%        0.60% to 0.75%         7.48% to 7.65%
 Janus Aspen Risk Managed Core
   Portfolio Service Shares........        1.99%        0.60% to 0.75%       16.59% to 16.76%
 Janus Aspen International Growth
   Portfolio Service II Shares.....        0.64%        0.65% to 0.75%        14.4% to 14.47%(a)
 Janus Aspen Global Technology
   Portfolio Service II Shares.....        0.00%        0.65% to 0.75%         5.32% to 5.39%(a)
Oppenheimer Variable Account Funds:
 Oppenheimer Capital Appreciation
   Fund VA Initial Class...........        0.23%        0.60% to 0.75%          6.14% to 6.3%
 Oppenheimer Global Securities Fund
   VA Initial Class................        1.40%        0.60% to 0.75%       18.27% to 18.45%
 Oppenheimer Main Street Fund VA
   Initial Class...................        0.77%        0.60% to 0.75%          8.64% to 8.8%
 Oppenheimer High Income Fund VA
   Initial Class...................        4.83%        0.60% to 0.75%         8.15% to 8.31%
 Oppenheimer Main Street Small Cap
   Fund VA Initial Class...........        0.00%        0.60% to 0.75%       18.53% to 18.71%
 Oppenheimer Global Securities
   Fund/VA Class III...............        0.00%        0.65% to 0.75%       16.02% to 16.09%(a)
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund Series
   I...............................        0.00%        0.60% to 0.75%       10.24% to 10.41%
 AIM V.I. Capital Appreciation Fund
   Series I........................        0.00%        0.60% to 0.75%         5.83% to 5.99%
 AIM V.I. Capital Development Fund
   Series I........................        0.00%        0.60% to 0.75%       14.64% to 14.81%
Federated Insurance Series:
 Federated Quality Bond Fund II
   Primary Shares..................        3.27%        0.60% to 0.75%         2.85% to 3.00%
 Federated American Leaders Fund II
   Primary Shares..................        1.22%        0.60% to 0.75%         8.96% to 9.12%
 Federated Capital Appreciation
   Fund II Primary Shares..........        0.48%        0.60% to 0.75%         6.59% to 6.75%

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED
--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2004
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
Franklin Templeton Variable
 Insurance Products Trust:
 Franklin Small Cap Value
   Securities Fund Class I.........     22,889  $163.69 to $1,641.03       4,509,111
 Franklin Rising Dividends
   Securities Fund Class I.........     42,426  $135.21 to $1,355.47       6,747,251
 Templeton Foreign Securities Fund
   Class I.........................      5,670  $155.77 to $1,561.64       1,342,404
Franklin Templeton Variable
 Insurance Products Trust:
 AllianceBernstein Growth and
   Income Portfolio Class A........     18,410  $136.96 to $1,372.98       2,915,703
 AllianceBernstein Small Cap Value
   Portfolio Class A...............      8,356  $162.55 to $1,629.57       1,562,996
MFS Variable Insurance Trust:
 MFS Investors Growth Stock Series
   Initial Class...................      4,011  $125.06 to $1,253.71         550,065
 MFS Value Series Initial Class....     14,385  $140.68 to $1,410.33       2,339,582
Putnam Variable Trust:
 Putnam VT Growth & Income Fund
   Class IB........................      1,191  $136.34 to $1,366.84         165,116
 Putnam VT International Equity
   Fund Class IB...................        955  $146.87 to $1,472.35         297,222
 Putnam VT Voyager Fund Class IB...      2,733  $122.96 to $1,232.65         777,349
Vanguard Variable Insurance Fund:
 Vanguard Equity Income
   Portfolio.......................      6,172               $133.09         821,499
 Vanguard Total Bond Market Index
   Portfolio.......................      4,128               $107.20         442,482
 Vanguard High Yield Bond
   Portfolio.......................      3,298               $122.54         404,091
 Vanguard Mid Cap Index
   Portfolio.......................      4,286               $153.38         657,363
Van Kampen -- The Universal
 Institutional Funds, Inc.:
 Van Kampen Core Plus Fixed Income
   Portfolio Class I...............      4,885  $105.48 to $1,057.43         579,942
 Van Kampen Emerging Markets Debt
   Portfolio Class I...............      1,732  $124.06 to $1,243.75         270,709
 Van Kampen U.S. Real Estate
   Portfolio Class I...............     14,908  $174.02 to $1,744.52       2,902,313

                                               FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
Franklin Templeton Variable
 Insurance Products Trust:
 Franklin Small Cap Value
   Securities Fund Class I.........        0.24%        0.60% to 0.75%       23.16% to 23.35%
 Franklin Rising Dividends
   Securities Fund Class I.........        0.59%        0.60% to 0.75%       10.42% to 10.58%
 Templeton Foreign Securities Fund
   Class I.........................        1.34%        0.60% to 0.75%       17.98% to 18.16%
Franklin Templeton Variable
 Insurance Products Trust:
 AllianceBernstein Growth and
   Income Portfolio Class A........        0.87%        0.60% to 0.75%       10.63% to 10.80%
 AllianceBernstein Small Cap Value
   Portfolio Class A...............        0.22%        0.60% to 0.75%       18.41% to 18.59%
MFS Variable Insurance Trust:
 MFS Investors Growth Stock Series
   Initial Class...................        0.00%        0.60% to 0.75%         8.37% to 8.53%
 MFS Value Series Initial Class....        0.45%        0.60% to 0.75%       14.32% to 14.49%
Putnam Variable Trust:
 Putnam VT Growth & Income Fund
   Class IB........................        1.01%        0.60% to 0.75%       10.28% to 10.45%
 Putnam VT International Equity
   Fund Class IB...................        1.70%        0.60% to 0.75%       15.33% to 15.50%
 Putnam VT Voyager Fund Class IB...        0.21%        0.60% to 0.75%         4.25% to 4.40%
Vanguard Variable Insurance Fund:
 Vanguard Equity Income
   Portfolio.......................        1.24%                 0.95%                 12.25%
 Vanguard Total Bond Market Index
   Portfolio.......................        3.52%                 0.95%                  3.22%
 Vanguard High Yield Bond
   Portfolio.......................        4.53%                 0.95%                  7.50%
 Vanguard Mid Cap Index
   Portfolio.......................        0.48%                 0.95%                 19.18%
Van Kampen -- The Universal
 Institutional Funds, Inc.:
 Van Kampen Core Plus Fixed Income
   Portfolio Class I...............        3.75%        0.60% to 0.75%         3.59% to 3.74%
 Van Kampen Emerging Markets Debt
   Portfolio Class I...............        6.72%        0.60% to 0.75%         9.24% to 9.40%
 Van Kampen U.S. Real Estate
   Portfolio Class I...............        1.53%        0.60% to 0.75%       35.38% to 35.58%

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------
6. FINANCIAL HIGHLIGHTS, CONTINUED

                                                  AT DECEMBER 31, 2003
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust:
 Gartmore GVIT Nationwide Fund.....    213,714  $246.18 to $6,779.59    $148,333,837
 Gartmore GVIT Money Market Fund...    296,367  $150.49 to $2,828.93     $55,967,286
 Gartmore GVIT Government Bond Fund
   (Class IV)......................     75,037  $209.28 to $4,530.64     $24,247,532
 JP Morgan GVIT Balanced Fund......     71,769  $242.08 to $3,680.35     $37,298,024
 Gartmore GVIT Mid Cap Growth
   Fund............................    122,176  $352.80 to $5,286.47     $64,810,824
 Dreyfus GVIT International Value
   Fund............................    168,170  $233.75 to $2,380.50     $56,528,319
 Gartmore GVIT Growth Fund.........    231,611     $85.07 to $857.99     $26,054,589
 Comstock GVIT Value Fund..........    162,374  $109.39 to $1,103.27     $24,148,796
 Gartmore GVIT Small Company
   Fund............................    192,737  $110.44 to $1,113.79     $26,817,376
 Gartmore GVIT Small Cap Value
   Fund............................    190,383  $126.31 to $1,273.85     $31,906,956
 Gartmore GVIT Equity 500 Index
   Fund............................    538,787  $268.87 to $2,731.07    $188,161,419
 Gartmore GVIT Government Bond Fund
   (Class I).......................        880               $102.68         $90,325
 Gartmore GVIT Investor
   Destinations Aggressive Fund....      9,674  $126.41 to $1,275.88      $1,225,946
 Gartmore GVIT Investor
   Destinations Conservative
   Fund............................      6,061  $106.58 to $1,056.95        $667,371
 Gartmore GVIT Investor
   Destinations Moderate Fund......     10,132  $116.57 to $1,165.47      $1,208,295
 Gartmore GVIT Investor
   Destinations Moderately
   Aggressive Fund.................     18,821  $122.13 to $1,228.76      $2,393,156
 Gartmore GVIT Investor
   Destinations Moderately
   Conservative Fund...............      1,729  $111.45 to $1,108.78        $192,693
 Gartmore GVIT Emerging Markets
   Fund............................      4,413  $160.40 to $1,605.59        $712,839
 Dreyfus GVIT Mid Cap Index Fund...      4,848  $131.32 to $1,314.51        $811,369
 Federated GVIT High Income Bond
   Fund............................      4,386  $110.63 to $1,107.46        $612,240
 Gartmore GVIT Global Financial
   Services Fund...................      2,201  $133.87 to $1,340.06        $304,960
 Gartmore GVIT Global Health
   Sciences Fund...................      3,010  $125.16 to $1,252.87        $806,163
 Gartmore GVIT Global Technology
   and Communications Fund.........      3,023  $138.78 to $1,389.17        $421,347
 Gartmore GVIT Global Utilities
   Fund............................        256  $119.56 to $1,196.83         $30,760
 GVIT Small Cap Growth Fund........      4,888  $125.66 to $1,257.86        $705,994

                                               FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
Gartmore Variable Insurance Trust:
 Gartmore GVIT Nationwide Fund.....        1.19%        0.00% to 0.75%       26.51% to 27.47%(b)
 Gartmore GVIT Money Market Fund...        0.74%        0.00% to 0.75%        -0.01% to 0.74%(b)
 Gartmore GVIT Government Bond Fund
   (Class IV)......................        7.75%        0.00% to 0.75%         2.41% to 3.18%(b)
 JP Morgan GVIT Balanced Fund......        4.39%        0.35% to 0.75%       17.48% to 17.95%(b)
 Gartmore GVIT Mid Cap Growth
   Fund............................        0.00%        0.60% to 0.75%       37.77% to 37.98%(b)
 Dreyfus GVIT International Value
   Fund............................        2.54%        0.60% to 0.75%       37.48% to 37.69%(b)
 Gartmore GVIT Growth Fund.........        0.04%        0.60% to 0.75%       30.73% to 30.92%(b)
 Comstock GVIT Value Fund..........        1.51%        0.60% to 0.75%       30.48% to 30.68%(b)
 Gartmore GVIT Small Company
   Fund............................        0.00%        0.60% to 0.75%       43.96% to 44.17%(b)
 Gartmore GVIT Small Cap Value
   Fund............................        0.00%        0.60% to 0.75%       49.63% to 49.86%(b)
 Gartmore GVIT Equity 500 Index
   Fund............................        1.86%        0.60% to 0.75%       27.37% to 27.56%(b)
 Gartmore GVIT Government Bond Fund
   (Class I).......................        1.78%                 0.75%                  2.68%(a)
 Gartmore GVIT Investor
   Destinations Aggressive Fund....        1.21%        0.60% to 0.75%       26.41% to 27.59%(a)
 Gartmore GVIT Investor
   Destinations Conservative
   Fund............................        2.03%        0.60% to 0.75%         5.69% to 6.58%(a)
 Gartmore GVIT Investor
   Destinations Moderate Fund......        1.35%        0.60% to 0.75%       16.55% to 16.57%(a)
 Gartmore GVIT Investor
   Destinations Moderately
   Aggressive Fund.................        0.96%        0.60% to 0.75%       22.13% to 22.88%(a)
 Gartmore GVIT Investor
   Destinations Moderately
   Conservative Fund...............        1.59%        0.60% to 0.75%       10.88% to 11.45%(a)
 Gartmore GVIT Emerging Markets
   Fund............................        0.27%        0.60% to 0.75%       60.40% to 60.56%(a)
 Dreyfus GVIT Mid Cap Index Fund...        0.34%        0.60% to 0.75%       31.32% to 31.45%(a)
 Federated GVIT High Income Bond
   Fund............................        5.60%        0.60% to 0.75%       10.63% to 10.75%(a)
 Gartmore GVIT Global Financial
   Services Fund...................        0.60%        0.60% to 0.75%       33.87% to 34.01%(a)
 Gartmore GVIT Global Health
   Sciences Fund...................        0.00%        0.60% to 0.75%       25.16% to 25.29%(a)
 Gartmore GVIT Global Technology
   and Communications Fund.........        0.00%        0.60% to 0.75%       38.78% to 38.92%(a)
 Gartmore GVIT Global Utilities
   Fund............................        0.48%        0.60% to 0.75%       19.56% to 19.68%(a)
 GVIT Small Cap Growth Fund........        0.00%        0.60% to 0.75%       25.66% to 25.79%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2003
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
 Gartmore GVIT U.S. Growth Leaders
   Fund............................      3,096  $133.38 to $1,335.14        $519,168
 Van Kampen GVIT Multi Sector Bond
   Fund............................      5,508  $105.79 to $1,058.93        $731,628
The Stripped ("Zero") U.S. Treasury
 Securities Fund, Nationwide
 Provident Series A:
 2006 Series.......................     30,237  $287.92 to $4,522.06     $14,133,425
Fidelity Variable Insurance
 Products Funds (Initial Class):
 Equity-Income Portfolio...........    379,124  $271.66 to $2,759.43    $141,817,020
 Growth Portfolio..................    589,450  $247.42 to $2,513.19    $198,925,472
 High Income Portfolio.............    113,576  $140.04 to $1,466.25     $21,281,074
 Overseas Portfolio................    240,885  $145.61 to $1,477.40     $47,284,662
 Asset Manager Portfolio...........    166,379  $196.03 to $1,991.14     $47,793,743
 Investment Grade Bond Portfolio...    190,772  $185.21 to $1,879.16     $44,759,066
 Contrafund Portfolio..............    380,422  $203.07 to $2,054.22    $101,418,387
 Mid Cap Growth Portfolio..........     17,123  $140.15 to $1,402.91      $2,780,517
 Value Strategies Portfolio........      6,778  $148.72 to $1,488.67      $1,218,600
Fidelity Variable Insurance
 Products Funds (Service Shares):
 Investment Grade Bond Portfolio...      3,267               $104.91        $342,790
 Equity-Income Portfolio...........      1,099               $123.67        $135,958
 Growth Portfolio..................      2,128               $124.96        $265,945
 Overseas Portfolio................      1,317               $138.37        $182,287
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond Portfolio...     83,989  $154.61 to $1,568.69     $16,279,916
 Partners Portfolio................    196,982   $96.60 to $1,988.94     $26,127,524
 Fasciano Portfolio................      6,391  $125.45 to $1,255.76        $846,516
 Mid Cap Growth Portfolio..........        784  $122.91 to $1,230.36        $106,371
 Socially Responsive Portfolio.....        594  $123.13 to $1,232.53         $73,178
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio..     36,877  $169.10 to $1,715.64      $8,539,278
 Van Eck Worldwide Hard Assets
   Portfolio.......................     23,902  $143.39 to $1,454.82      $5,224,572
 Van Eck Worldwide Emerging Markets
   Portfolio.......................    131,140  $107.86 to $1,091.05     $20,706,415
 Van Eck Worldwide Real Estate
   Portfolio.......................     27,885  $129.66 to $1,307.67      $4,618,458
Alger American Fund:
 Small Capitalization Portfolio....    257,766     $87.58 to $885.98     $29,354,050
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II.....    159,693     $47.50 to $477.59      $7,956,777
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II........     82,123     $93.74 to $942.56      $8,438,426

                                               FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
 Gartmore GVIT U.S. Growth Leaders
   Fund............................        0.00%        0.60% to 0.75%       33.38% to 33.51%(a)
 Van Kampen GVIT Multi Sector Bond
   Fund............................        3.86%        0.60% to 0.75%         5.79% to 5.89%(a)
The Stripped ("Zero") U.S. Treasury
 Securities Fund, Nationwide
 Provident Series A:
 2006 Series.......................        0.00%        0.60% to 1.00%         1.65% to 2.06%
Fidelity Variable Insurance
 Products Funds (Initial Class):
 Equity-Income Portfolio...........        1.81%        0.60% to 0.75%       29.36% to 29.55%
 Growth Portfolio..................        0.27%        0.60% to 0.75%       31.86% to 32.05%
 High Income Portfolio.............        6.83%        0.60% to 0.75%       26.31% to 26.50%
 Overseas Portfolio................        0.83%        0.60% to 0.75%       42.30% to 42.51%
 Asset Manager Portfolio...........        3.60%        0.60% to 0.75%       17.09% to 17.27%
 Investment Grade Bond Portfolio...        3.86%        0.60% to 0.75%         4.42% to 4.57%
 Contrafund Portfolio..............        0.46%        0.60% to 0.75%       27.50% to 27.70%
 Mid Cap Growth Portfolio..........        0.00%        0.60% to 0.75%       40.15% to 40.29%(a)
 Value Strategies Portfolio........        0.00%        0.60% to 0.75%       48.72% to 48.87%(a)
Fidelity Variable Insurance
 Products Funds (Service Shares):
 Investment Grade Bond Portfolio...        0.00%                 0.75%                  4.91%(a)
 Equity-Income Portfolio...........        0.00%                 0.75%                 23.67%(a)
 Growth Portfolio..................        0.00%                 0.75%                 24.96%(a)
 Overseas Portfolio................        0.00%                 0.75%                 38.37%(a)
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond Portfolio...        4.27%        0.60% to 0.75%         1.66% to 1.81%
 Partners Portfolio................        0.00%        0.60% to 0.75%       34.08% to 34.28%
 Fasciano Portfolio................        0.00%        0.60% to 0.75%       25.45% to 25.58%(a)
 Mid Cap Growth Portfolio..........        0.00%        0.60% to 0.75%       22.91% to 23.04%(a)
 Socially Responsive Portfolio.....        0.00%        0.60% to 0.75%       23.13% to 23.25%(a)
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio..        1.56%        0.60% to 0.75%       17.28% to 17.46%
 Van Eck Worldwide Hard Assets
   Portfolio.......................        0.44%        0.60% to 0.75%       44.00% to 44.21%
 Van Eck Worldwide Emerging Markets
   Portfolio.......................        0.12%        0.60% to 0.75%       53.04% to 53.27%
 Van Eck Worldwide Real Estate
   Portfolio.......................        2.00%        0.60% to 0.75%       33.50% to 33.70%
Alger American Fund:
 Small Capitalization Portfolio....        0.00%        0.60% to 0.75%       41.28% to 41.49%
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II.....        0.00%        0.60% to 0.75%       33.21% to 33.41%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II........        0.08%        0.60% to 0.75%       35.98% to 36.19%

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2003
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:
 Appreciation Portfolio............     17,412  $102.29 to $1,025.42      $1,949,592
 Developing Leaders Portfolio......        264  $128.37 to $1,284.94         $43,821
Dreyfus Investment Portfolios:
 Small Cap Stock Index Portfolio...     11,382  $133.44 to $1,346.95      $1,662,627
Dreyfus Stock Index Fund, Inc.:
 Dreyfus Stock Index Fund..........     16,022  $121.95 to $1,220.75      $2,272,717
American Century Variable
 Portfolios, Inc. (Class I):
 VP International Fund.............      6,241  $100.25 to $1,005.04        $743,469
 VP Ultra Fund.....................     17,496  $100.13 to $1,003.83      $1,834,534
 VP Value Fund.....................     29,965  $111.82 to $1,121.02      $3,794,422
American Century Variable
 Portfolios II, Inc. (Class II):
 VP Income and Growth Fund.........      5,783  $121.58 to $1,244.06        $763,320
 VP Inflation Protection
   Portfolio.......................      2,762  $102.72 to $1,028.26        $336,009
Janus Aspen Series:
 Capital Appreciation Portfolio....     11,805  $104.76 to $1,050.27      $1,349,456
 International Growth Portfolio....      6,892  $103.76 to $1,040.18        $750,310
 Global Technology Portfolio.......      4,113  $103.44 to $1,037.03        $467,076
 Balanced Portfolio................      4,529  $109.76 to $1,098.66        $582,373
 Risk Managed Large Cap Core
   Portfolio.......................      1,094  $122.41 to $1,225.31        $133,943
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA......     15,315  $103.87 to $1,041.32      $1,802,650
 Global Securities Fund VA.........     21,549  $110.42 to $1,106.98      $2,571,375
 Main Street Fund VA...............     12,151  $102.69 to $1,029.43      $1,511,997
 High Income Fund VA...............      1,478  $111.26 to $1,113.71        $253,269
 Main Street Small Cap Fund VA.....      2,249  $138.01 to $1,381.46        $482,949
AIM Variable Insurance Funds, Inc.
 (Series I):
 AIM V.I. Basic Value Fund.........      2,782  $130.03 to $1,301.56        $439,431
 AIM V.I. Capital Appreciation
   Fund............................        328  $123.32 to $1,234.42         $40,542
 AIM V.I. Capital Development
   Fund............................        280  $129.44 to $1,295.72         $77,587
Federated Insurance Series:
 Quality Bond Fund II..............      5,200  $104.78 to $1,013.98        $622,734
 American Leaders Fund II..........        302  $125.36 to $1,254.86         $37,821
 Capital Appreciation Fund II......        270  $119.93 to $1,200.48         $32,340
Franklin Templeton Variable
 Insurance Products Trust:
 Franklin Small Cap Value
   Securities Fund.................      9,784  $132.91 to $1,330.40      $1,472,405
 Franklin Rising Dividends
   Securities Fund.................     19,390  $122.45 to $1,225.73      $2,661,981
 Templeton Foreign Securities
   Fund............................      9,113  $132.03 to $1,321.61      $1,558,822
AllianceBernstein Variable Products
 Series Fund (Class A):
 Growth and Income Portfolio.......      7,766  $123.80 to $1,239.20      $1,133,377

                                               FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
Dreyfus Variable Investment Fund:
 Appreciation Portfolio............        1.40%        0.60% to 0.75%       20.26% to 20.45%
 Developing Leaders Portfolio......        0.05%        0.60% to 0.75%       28.37% to 28.49%(a)
Dreyfus Investment Portfolios:
 Small Cap Stock Index Portfolio...        0.29%        0.60% to 0.75%       33.44% to 34.69%(a)
Dreyfus Stock Index Fund, Inc.:
 Dreyfus Stock Index Fund..........        1.21%        0.60% to 0.75%       21.95% to 22.07%(a)
American Century Variable
 Portfolios, Inc. (Class I):
 VP International Fund.............        0.73%        0.60% to 0.75%       23.58% to 23.77%
 VP Ultra Fund.....................        0.00%        0.60% to 0.75%       23.97% to 24.15%
 VP Value Fund.....................        0.00%        0.60% to 0.75%       28.00% to 28.19%
American Century Variable
 Portfolios II, Inc. (Class II):
 VP Income and Growth Fund.........        0.00%        0.60% to 0.75%       21.58% to 24.41%(a)
 VP Inflation Protection
   Portfolio.......................        0.42%        0.60% to 0.75%         2.72% to 2.83%(a)
Janus Aspen Series:
 Capital Appreciation Portfolio....        0.27%        0.60% to 0.75%       19.34% to 19.51%
 International Growth Portfolio....        1.10%        0.60% to 0.75%       33.53% to 33.73%
 Global Technology Portfolio.......        0.00%        0.60% to 0.75%       45.38% to 45.60%
 Balanced Portfolio................        1.68%        0.60% to 0.75%         9.76% to 9.87%(a)
 Risk Managed Large Cap Core
   Portfolio.......................        0.12%        0.60% to 0.75%       22.41% to 22.53%(a)
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA......        0.31%        0.60% to 0.75%       29.97% to 30.16%
 Global Securities Fund VA.........        0.50%        0.60% to 0.75%       41.95% to 42.17%
 Main Street Fund VA...............        0.77%        0.60% to 0.75%       25.77% to 25.96%
 High Income Fund VA...............        0.00%        0.60% to 0.75%       11.26% to 11.37%(a)
 Main Street Small Cap Fund VA.....        0.00%        0.60% to 0.75%       38.01% to 38.15%(a)
AIM Variable Insurance Funds, Inc.
 (Series I):
 AIM V.I. Basic Value Fund.........        0.04%        0.60% to 0.75%       30.03% to 30.16%(a)
 AIM V.I. Capital Appreciation
   Fund............................        0.00%        0.60% to 0.75%       23.32% to 23.44%(a)
 AIM V.I. Capital Development
   Fund............................        0.00%        0.60% to 0.75%       29.44% to 29.57%(a)
Federated Insurance Series:
 Quality Bond Fund II..............        0.00%        0.60% to 0.75%         1.40% to 4.78%(a)
 American Leaders Fund II..........        0.00%        0.60% to 0.75%       25.36% to 25.49%(a)
 Capital Appreciation Fund II......        0.00%        0.60% to 0.75%       19.93% to 20.05%(a)
Franklin Templeton Variable
 Insurance Products Trust:
 Franklin Small Cap Value
   Securities Fund.................        0.02%        0.60% to 0.75%       32.91% to 33.04%(a)
 Franklin Rising Dividends
   Securities Fund.................        0.24%        0.60% to 0.75%       22.45% to 22.57%(a)
 Templeton Foreign Securities
   Fund............................        0.27%        0.60% to 0.75%       32.03% to 32.16%(a)
AllianceBernstein Variable Products
 Series Fund (Class A):
 Growth and Income Portfolio.......        0.04%        0.60% to 0.75%       23.80% to 23.92%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2003
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
 Small Cap Value Portfolio.........      7,401  $137.28 to $1,374.13      $1,071,615
MFS Variable Insurance Trust:
 Investors Growth Stock Series.....      1,359  $115.40 to $1,155.15        $197,272
 Value Series......................     11,921  $123.06 to $1,231.84      $1,526,747
Putnam Variable Trust:
 Growth and Income Fund............        384  $123.63 to $1,237.56         $49,437
 International Equity Fund.........      2,269  $127.35 to $1,274.76        $332,401
 Voyager Fund......................      1,315  $117.95 to $1,180.65        $566,946
Vanguard Variable Insurance Fund:
 Equity Income Portfolio...........      1,691               $118.57        $200,545
 Total Bond Market Index
   Portfolio.......................      1,652               $103.86        $171,533
 High Yield Bond Portfolio.........        897               $113.99        $102,220
 Mid Cap Index Portfolio...........        966               $128.70        $124,312
Van Kampen -- The Universal
 Institutional Funds, Inc.:
 Core Plus Fixed Income
   Portfolio.......................      1,386  $101.83 to $1,019.28        $160,003
 Emerging Markets Debt Portfolio...      1,619  $113.57 to $1,136.85        $247,795
 U.S. Real Estate Portfolio........      7,147  $128.54 to $1,286.71      $1,093,253

                                               FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
 Small Cap Value Portfolio.........        0.04%        0.60% to 0.75%       37.28% to 37.41%(a)
MFS Variable Insurance Trust:
 Investors Growth Stock Series.....        0.00%        0.60% to 0.75%       15.40% to 15.52%(a)
 Value Series......................        0.00%        0.60% to 0.75%       23.06% to 23.18%(a)
Putnam Variable Trust:
 Growth and Income Fund............        0.00%        0.60% to 0.75%       23.63% to 23.76%(a)
 International Equity Fund.........        0.00%        0.60% to 0.75%       27.35% to 27.48%(a)
 Voyager Fund......................        0.00%        0.60% to 0.75%       17.95% to 18.07%(a)
Vanguard Variable Insurance Fund:
 Equity Income Portfolio...........        0.00%                 0.95%                 18.57%(a)
 Total Bond Market Index
   Portfolio.......................        0.00%                 0.95%                  3.86%(a)
 High Yield Bond Portfolio.........        0.00%                 0.95%                 13.99%(a)
 Mid Cap Index Portfolio...........        0.00%                 0.95%                 28.70%(a)
Van Kampen -- The Universal
 Institutional Funds, Inc.:
 Core Plus Fixed Income
   Portfolio.......................        0.00%        0.60% to 0.75%         1.83% to 1.93%(a)
 Emerging Markets Debt Portfolio...        0.00%        0.60% to 0.75%       13.57% to 13.68%(a)
 U.S. Real Estate Portfolio........        0.00%        0.60% to 0.75%       28.54% to 28.67%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------
6. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2002
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity Portfolio....    230,041  $194.59 to $5,318.78    $126,628,450
 Money Market Portfolio............    311,860  $150.51 to $2,808.09     $61,327,087
 Bond Portfolio....................     77,406  $204.36 to $4,391.09     $24,356,964
 Balanced Portfolio................     74,085  $206.05 to $3,120.16     $33,344,330
 Mid Cap Growth Portfolio..........    128,129  $256.07 to $3,831.31     $50,885,139
 International Portfolio...........    176,991  $170.02 to $1,728.88     $43,455,264
 All Pro Large Cap Growth
   Portfolio.......................    224,301     $65.08 to $655.34     $18,548,484
 All Pro Large Cap Value
   Portfolio.......................    156,395     $83.84 to $844.28     $16,278,629
 All Pro Small Cap Growth
   Portfolio.......................    205,299     $76.71 to $772.54     $20,413,737
 All Pro Small Cap Value
   Portfolio.......................    196,048     $84.41 to $850.04     $22,254,084
 Equity 500 Index Portfolio........    543,464  $211.09 to $2,140.94    $149,632,576
The Stripped ("Zero") U.S. Treasury
 Securities Fund, Provident Mutual
 Series A:
 2006 Series.......................     37,269  $283.23 to $4,430.71     $16,407,833
Fidelity Variable Insurance
 Products Fund:
 Equity-Income Portfolio...........    389,518  $210.01 to $2,129.99    $113,315,798
 Growth Portfolio..................    609,480  $187.64 to $1,903.15    $156,265,016
 High Income Portfolio.............    110,033  $110.86 to $1,159.06     $16,137,943
 Overseas Portfolio................    257,152  $102.33 to $1,036.68     $35,533,285
Fidelity Variable Insurance
 Products Fund II:
 Asset Manager Portfolio...........    174,083  $167.41 to $1,697.92     $43,298,551
 Investment Grade Bond Portfolio...    200,554  $177.38 to $1,796.95     $44,848,969
 Contrafund Portfolio..............    392,710  $159.27 to $1,608.68     $80,800,244
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond Portfolio...     91,677  $152.09 to $1,540.78     $18,208,939
 Partners Portfolio................    207,774   $72.05 to $1,481.18     $20,735,329
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio..     35,359  $144.18 to $1,460.66      $7,133,219
 Van Eck Worldwide Hard Assets
   Portfolio.......................     23,725   $99.58 to $1,008.81      $3,393,066
 Van Eck Worldwide Emerging Markets
   Portfolio.......................    138,216     $70.48 to $711.86     $14,126,406
 Van Eck Worldwide Real Estate
   Portfolio.......................     27,137     $97.13 to $978.10      $3,405,638
Alger American Fund:
 Alger American Small
   Capitalization Portfolio........    268,910     $61.99 to $626.17     $21,388,335
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II.....    150,762     $35.65 to $357.98      $5,703,795
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II........     82,086     $68.93 to $692.10      $6,178,408
Dreyfus Variable Investment Fund:
 Appreciation Portfolio............     16,212     $85.05 to $851.36      $1,532,445

                                               FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity Portfolio....        0.96%        0.00% to 0.75%     -23.78% to -23.21%
 Money Market Portfolio............        1.34%        0.00% to 0.75%         0.60% to 1.36%
 Bond Portfolio....................        4.23%        0.00% to 0.75%         8.25% to 9.07%
 Balanced Portfolio................        3.08%        0.35% to 0.75%     -10.94% to -10.59%
 Mid Cap Growth Portfolio..........        0.00%        0.60% to 0.75%     -22.96% to -22.84%
 International Portfolio...........        1.09%        0.60% to 0.75%     -11.76% to -11.62%
 All Pro Large Cap Growth
   Portfolio.......................        0.00%        0.60% to 0.75%     -28.65% to -28.54%
 All Pro Large Cap Value
   Portfolio.......................        2.48%        0.60% to 0.75%     -15.08% to -14.95%
 All Pro Small Cap Growth
   Portfolio.......................        0.00%        0.60% to 0.75%     -36.87% to -36.78%
 All Pro Small Cap Value
   Portfolio.......................        7.25%        0.60% to 0.75%     -16.11% to -15.99%
 Equity 500 Index Portfolio........        1.22%        0.60% to 0.75%     -22.90% to -22.78%
The Stripped ("Zero") U.S. Treasury
 Securities Fund, Provident Mutual
 Series A:
 2006 Series.......................        0.00%        0.60% to 1.00%        9.99% to 10.43%
Fidelity Variable Insurance
 Products Fund:
 Equity-Income Portfolio...........        1.72%        0.60% to 0.75%     -17.57% to -17.44%
 Growth Portfolio..................        0.25%        0.60% to 0.75%     -30.63% to -30.52%
 High Income Portfolio.............       11.29%        0.60% to 0.75%         2.67% to 2.82%
 Overseas Portfolio................        0.81%        0.60% to 0.75%     -20.88% to -20.76%
Fidelity Variable Insurance
 Products Fund II:
 Asset Manager Portfolio...........        3.93%        0.60% to 0.75%       -9.41% to -9.27%
 Investment Grade Bond Portfolio...        3.45%        0.60% to 0.75%         9.52% to 9.68%
 Contrafund Portfolio..............        0.83%        0.60% to 0.75%      -10.03% to -9.89%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond Portfolio...        4.13%        0.60% to 0.75%         4.55% to 4.71%
 Partners Portfolio................        0.53%        0.60% to 0.75%     -24.71% to -24.60%
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio..        0.00%        0.60% to 0.75%       20.75% to 20.93%
 Van Eck Worldwide Hard Assets
   Portfolio.......................        0.79%        0.60% to 0.75%       -3.57% to -3.43%
 Van Eck Worldwide Emerging Markets
   Portfolio.......................        0.17%        0.60% to 0.75%       -3.63% to -3.48%
 Van Eck Worldwide Real Estate
   Portfolio.......................        2.31%        0.60% to 0.75%       -5.20% to -5.06%
Alger American Fund:
 Alger American Small
   Capitalization Portfolio........        0.00%        0.60% to 0.75%     -26.78% to -26.67%
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II.....        0.00%        0.60% to 0.75%     -38.01% to -37.92%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II........        0.50%        0.60% to 0.75%     -27.11% to -27.00%
Dreyfus Variable Investment Fund:
 Appreciation Portfolio............        1.63%        0.60% to 0.75%     -17.34% to -17.21%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2002
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
American Century Variable
 Portfolios, Inc.:
 VP International Portfolio........      8,088     $81.12 to $812.05        $730,403
 VP Ultra Portfolio................      2,150     $80.77 to $808.55        $237,827
 VP Value Portfolio................     17,209     $87.36 to $874.51      $1,795,765
Janus Aspen Series:
 Capital Appreciation Portfolio....      3,192     $87.79 to $878.78        $372,733
 International Growth Portfolio....      2,439     $77.70 to $777.82        $200,921
 Global Technology Portfolio.......      2,052     $71.15 to $712.25        $153,624
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA......      6,684     $79.92 to $800.02        $637,868
 Global Securities Fund VA.........      8,173     $77.79 to $778.65        $689,946
 Main Street Growth & Income Fund
   VA..............................      5,550     $81.64 to $817.26        $563,449

                                               FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
American Century Variable
 Portfolios, Inc.:
 VP International Portfolio........        0.00%        0.60% to 0.75%     -20.97% to -20.85%(a)
 VP Ultra Portfolio................        0.82%        0.60% to 0.75%     -23.29% to -23.17%(a)
 VP Value Portfolio................        0.00%        0.60% to 0.75%     -13.27% to -13.14%(a)
Janus Aspen Series:
 Capital Appreciation Portfolio....        0.29%        0.60% to 0.75%     -16.56% to -16.43%(a)
 International Growth Portfolio....        0.91%        0.60% to 0.75%     -26.31% to -26.20%(a)
 Global Technology Portfolio.......        0.00%        0.60% to 0.75%     -41.37% to -41.29%(a)
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA......        0.00%        0.60% to 0.75%     -27.41% to -27.30%(a)
 Global Securities Fund VA.........        0.00%        0.60% to 0.75%     -22.72% to -22.60%(a)
 Main Street Growth & Income Fund
   VA..............................        0.00%        0.60% to 0.75%     -19.40% to -19.28%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2001
------------------------------------------------------------------------------------
                                                   UNIT FAIR VALUE        AVERAGE
                                       UNITS      LOWEST TO HIGHEST      NET ASSETS
------------------------------------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity Portfolio...      236,914  $255.31 to $6,926.40   $179,689,965
 Money Market Portfolio...........      269,157  $149.61 to $2,770.43    $48,217,873
 Bond Portfolio...................       64,511  $188.78 to $4,026.09    $17,685,248
 Balanced Portfolio...............       81,562  $231.38 to $3,489.58    $40,892,021
 Mid Cap Growth Portfolio.........   122,909.26  $332.37 to $4,965.48    $63,301,677
 International Portfolio..........   167,840.23  $192.67 to $1,956.30    $48,603,974
 All Pro Large Cap Growth
   Portfolio......................   201,760.97     $91.21 to $917.10    $22,824,030
 All Pro Large Cap Value
   Portfolio......................   114,833.35     $98.72 to $992.69    $11,962,375
 All Pro Small Cap Growth
   Portfolio......................   179,807.99  $121.52 to $1,221.90    $29,567,161
 All Pro Small Cap Value
   Portfolio......................   137,067.48  $100.63 to $1,011.82    $14,176,030
 Equity 500 Index Portfolio.......   522,091.37  $273.78 to $2,772.54   $186,650,329
The Stripped ("Zero") U.S.
 Treasury Securities Fund,
 Provident Mutual Series A:
 2006 Series......................    35,035.10  $257.52 to $4,012.33    $13,653,024
Variable Insurance Products Fund:
 Equity-Income Portfolio..........   387,151.67  $254.77 to $2,580.06   $135,009,460
 Growth Portfolio.................   607,694.63  $270.49 to $2,739.28   $234,976,544
 High Income Portfolio............   109,702.49  $107.98 to $1,127.22    $16,107,902
 Overseas Portfolio...............   267,505.27  $129.33 to $1,308.23    $49,896,367
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio..........   190,658.46  $184.80 to $1,871.48    $50,693,236
 Investment Grade Bond
   Portfolio......................   155,691.70  $161.96 to $1,638.32    $27,677,486
 Contrafund Portfolio.............   393,535.21  $177.02 to $2,322.89    $87,885,443
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio......................    68,541.19  $145.47 to $1,471.49    $10,475,048
 Partners Portfolio...............   214,137.57   $95.70 to $1,964.35    $27,905,220
Van Eck Worldwide Insurance Trust:
 Van Eck Worldwide Bond
   Portfolio......................    28,510.62  $119.41 to $1,207.87     $5,314,600
 Van Eck Worldwide Hard Assets
   Portfolio......................    22,750.68  $103.27 to $1,044.63     $3,422,440
 Van Eck Worldwide Emerging
   Markets Portfolio..............   131,732.15     $73.13 to $737.56    $12,652,776
 Van Eck Worldwide Real Estate
   Portfolio......................    15,811.64  $102.45 to $1,030.18     $1,694,633

                                             FOR THE YEAR ENDED DECEMBER 31, 2001
----------------------------------  -------------------------------------------------------
                                    NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                    INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
----------------------------------  -------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity Portfolio...       2.62%        0.35% to 0.76%     -13.53% to -12.88%
 Money Market Portfolio...........       3.44%        0.35% to 0.76%         2.88% to 3.66%
 Bond Portfolio...................       5.54%        0.35% to 0.75%         6.62% to 7.42%
 Balanced Portfolio...............       3.83%        0.35% to 0.75%       -7.73% to -7.36%
 Mid Cap Growth Portfolio.........      14.70%        0.60% to 0.76%       -4.61% to -4.47%
 International Portfolio..........       4.18%        0.60% to 0.76%     -12.79% to -12.66%
 All Pro Large Cap Growth
   Portfolio......................       0.06%        0.60% to 0.76%     -22.29% to -22.17%
 All Pro Large Cap Value
   Portfolio......................       0.94%        0.60% to 0.77%       -1.49% to -1.34%
 All Pro Small Cap Growth
   Portfolio......................       0.00%        0.61% to 0.76%     -16.56% to -16.43%
 All Pro Small Cap Value
   Portfolio......................       0.44%        0.60% to 0.76%       11.94% to 12.11%
 Equity 500 Index Portfolio.......       1.18%        0.60% to 0.75%     -12.91% to -12.78%
The Stripped ("Zero") U.S.
 Treasury Securities Fund,
 Provident Mutual Series A:
 2006 Series......................       0.00%        0.35% to 0.75%         7.67% to 8.10%
Variable Insurance Products Fund:
 Equity-Income Portfolio..........       1.68%        0.60% to 0.76%       -5.67% to -5.53%
 Growth Portfolio.................       0.08%        0.60% to 0.76%     -18.27% to -18.14%
 High Income Portfolio............      13.81%        0.61% to 0.76%     -12.39% to -12.26%
 Overseas Portfolio...............       5.30%        0.60% to 0.75%     -21.76% to -21.64%
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio..........       4.20%        0.60% to 0.75%       -4.81% to -4.67%
 Investment Grade Bond
   Portfolio......................       4.64%        0.60% to 0.75%         7.65% to 7.81%
 Contrafund Portfolio.............       0.77%        0.60% to 0.76%     -12.90% to -12.77%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio......................       5.29%        0.60% to 0.76%         7.97% to 8.13%
 Partners Portfolio...............       0.39%        0.60% to 0.77%       -3.56% to -3.41%
Van Eck Worldwide Insurance Trust:
 Van Eck Worldwide Bond
   Portfolio......................       4.48%        0.60% to 0.77%       -5.82% to -5.63%
 Van Eck Worldwide Hard Assets
   Portfolio......................       1.16%        0.60% to 0.76%     -11.12% to -10.99%
 Van Eck Worldwide Emerging
   Markets Portfolio..............       0.00%        0.60% to 0.76%       -2.55% to -2.40%
 Van Eck Worldwide Real Estate
   Portfolio......................       2.30%        0.60% to 0.75%         4.55% to 4.70%

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
      Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2001
------------------------------------------------------------------------------------
                                                   UNIT FAIR VALUE        AVERAGE
                                       UNITS      LOWEST TO HIGHEST      NET ASSETS
------------------------------------------------------------------------------------
Alger American Fund:
 Alger American Small
   Capitalization Portfolio.......   265,961.66     $84.66 to $853.86    $29,985,337
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II....   113,276.92     $57.52 to $576.65     $6,370,448
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II.......    47,432.87     $94.56 to $948.03     $3,352,931

                                             FOR THE YEAR ENDED DECEMBER 31, 2001
----------------------------------  -------------------------------------------------------
                                    NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                    INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
----------------------------------  -------------------------------------------------------
Alger American Fund:
 Alger American Small
   Capitalization Portfolio.......       0.05%        0.61% to 0.77%     -30.04% to -29.94%
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II....       0.00%        0.61% to 0.78%     -31.29% to -31.19%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II.......       0.56%        0.61% to 0.76%       -4.77% to -4.62%

---------------
* These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the range of annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These ratios represent the range of minimum and maximum total return for the periods indicated and includes a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) These funds were added during the year and the net investment income ratio and total return are not annualized.

(b) Effective following the close of business on April 25, 2003, the Market Street Fund merged with and into the Gartmore Variable Insurance Trust. Subaccount performance prior to the close of business on April 25, 2003 reflects performance for the corresponding Market Street Fund (See Note 1).

                      (This page intentionally left blank)

                           NATIONWIDE LIFE INSURANCE
                               COMPANY OF AMERICA
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND THE
                      THREE MONTHS ENDED DECEMBER 31, 2002

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
Nationwide Life Insurance Company of America:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company of America (a wholly owned subsidiary of Nationwide Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, shareholder's equity and cash flows for the years ended December 31, 2004 and 2003 and the three months ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company of America and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for the years ended December 31, 2004 and 2003 and the three months ended December 31, 2002 in conformity with U.S. generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.

/s/ KPMG LLP

March 28, 2005
Philadelphia, PA

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                                 (IN MILLIONS)

                                             TWELVE MONTHS        TWELVE MONTHS         THREE MONTHS
                                           ENDED DECEMBER 31,   ENDED DECEMBER 31,   ENDED DECEMBER 31,
                                                  2004                 2003                 2002
                                           ------------------   ------------------   ------------------
REVENUES:
Policy charges...........................        $197.5               $196.1               $ 51.1
Life insurance premiums..................         130.7                146.6                 42.5
Net investment income....................         225.8                223.8                 55.8
Other....................................          46.1                 35.5                  8.9
Net realized gains (losses) on
  investments............................          27.4                 27.1                 (3.1)
                                                 ------               ------               ------
     Total Revenues......................         627.5                629.1                155.2
                                                 ------               ------               ------
BENEFITS AND EXPENSES:
Interest credited to policyholder account
  values.................................          51.2                 58.4                 16.2
Other benefits and claims................         178.9                198.6                 48.6
Policyholder dividends on participating
  policies...............................          65.3                 64.6                 18.3
Amortization of deferred policy
  acquisition costs......................          20.2                 18.8                  4.5
Amortization of value of business
  acquired...............................          52.7                 46.7                 15.2
Other operating expenses.................         124.2                122.0                 25.7
                                                 ------               ------               ------
     Total Benefits and Expenses.........         492.5                509.1                128.5
                                                 ------               ------               ------
     Income before federal income tax
       expense...........................         135.0                120.0                 26.7
Federal income tax expense...............          45.6                 35.3                  7.5
                                                 ------               ------               ------
CUMULATIVE EFFECT OF ADOPTION OF
  ACCOUNTING PRINCIPLES, NET OF TAX......          (0.1)                  --                   --
                                                 ------               ------               ------
       NET INCOME........................        $ 89.3               $ 84.7               $ 19.2
                                                 ======               ======               ======

 See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                                 (IN MILLIONS)

                                                                 DECEMBER 31,
                                                                2004       2003
                                                              --------   --------
ASSETS:
Investments:
  Securities available-for-sale, at fair value:
     Fixed maturity securities (cost $3,022.9 in 2004;
      $3,098.9 in 2003).....................................  $3,123.9   $3,197.0
     Equity securities (cost $31.1 in 2004; $31.8 in
      2003).................................................      34.4       33.7
  Mortgage loans on real estate, net........................     618.3      618.9
  Real estate, net..........................................      24.4       26.9
  Policy loans..............................................     329.7      335.3
  Other long-term investments...............................      55.3       54.8
  Short-term investments....................................     209.0       34.5
                                                              --------   --------
       TOTAL INVESTMENTS....................................   4,395.0    4,301.1
                                                              --------   --------
Cash........................................................       4.4        1.2
Accrued investment income...................................      53.2       62.9
Deferred policy acquisition costs...........................      73.1       50.3
Value of business acquired..................................     480.4      523.0
Other intangible assets.....................................      42.2       44.3
Goodwill....................................................     199.8      223.7
Other assets................................................     275.4      268.8
Assets held in separate accounts............................   3,427.8    3,423.9
                                                              --------   --------
       TOTAL ASSETS.........................................  $8,951.3   $8,899.2
                                                              ========   ========

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims...........................  $3,932.7   $4,027.1
Other liabilities...........................................     316.2      199.3
Liabilities related to separate accounts....................   3,427.8    3,423.9
                                                              --------   --------
       TOTAL LIABILITIES....................................   7,676.7    7,650.3
                                                              --------   --------
COMMITMENTS AND CONTINGENCIES (NOTES 8, 11, 15 AND 16)

SHAREHOLDER'S EQUITY:
  Common stock, $1.00 par value. Authorized 50.0 shares;
     10.0 shares issued and outstanding.....................      10.0       10.0
  Additional paid-in capital................................   1,103.7    1,109.9
  Retained earnings.........................................     143.2      103.9
  Accumulated other comprehensive income....................      17.7       25.1
                                                              --------   --------
       TOTAL SHAREHOLDER'S EQUITY...........................   1,274.6    1,248.9
                                                              --------   --------
       TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY...........  $8,951.3   $8,899.2
                                                              ========   ========

 See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                                 (IN MILLIONS)

                                                                           ACCUMULATED
                                                  ADDITIONAL                  OTHER           TOTAL
                                         COMMON    PAID-IN     RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                         STOCK     CAPITAL     EARNINGS      INCOME          EQUITY
                                         ------   ----------   --------   -------------   -------------
BALANCE AS OF OCTOBER 1, 2002..........  $10.0     $1,106.6     $   --        $  --         $1,116.6
Comprehensive income:
  Net income...........................     --           --       19.2           --             19.2
  Net unrealized gains on securities
     available-for-sale arising during
     the period, net of tax............     --           --         --          6.9              6.9
  TOTAL COMPREHENSIVE INCOME...........                                                         26.1
                                         -----     --------     ------        -----         --------
BALANCE AS OF DECEMBER 31, 2002........  $10.0     $1,106.6     $ 19.2        $ 6.9         $1,142.7
                                         =====     ========     ======        =====         ========
BALANCE AS OF JANUARY 1, 2003..........  $10.0     $1,106.6     $ 19.2        $ 6.9         $1,142.7

Comprehensive income:
  Net income...........................     --           --       84.7           --             84.7
  Net unrealized gains on securities
     available-for-sale arising during
     the period, net of tax............     --           --         --         18.2             18.2
                                                                                            --------
  TOTAL COMPREHENSIVE INCOME...........                                                        102.9
                                                                                            --------
Purchase accounting adjustments........     --          3.3         --           --              3.3
                                         -----     --------     ------        -----         --------
BALANCE AS OF DECEMBER 31, 2003........  $10.0     $1,109.9     $103.9        $25.1         $1,248.9
                                         =====     ========     ======        =====         ========
BALANCE AS OF JANUARY 1, 2004..........  $10.0     $1,109.9     $103.9        $25.1         $1,248.9

Comprehensive income:
  Net income...........................     --           --       89.3           --             89.3
  Net unrealized losses on securities
     available-for-sale arising during
     the period, net of tax............     --           --         --         (7.4)            (7.4)
                                                                                            --------
  TOTAL COMPREHENSIVE INCOME...........                                                         81.9
                                                                                            --------
Cash dividend paid to parent...........     --           --      (50.0)          --            (50.0)
Purchase accounting adjustments........     --         (6.2)        --           --             (6.2)
                                         -----     --------     ------        -----         --------
BALANCE AS OF DECEMBER 31, 2004........  $10.0     $1,103.7     $143.2        $17.7         $1,274.6
                                         =====     ========     ======        =====         ========

 See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN MILLIONS)

                                                TWELVE MONTHS        TWELVE MONTHS         THREE MONTHS
                                              ENDED DECEMBER 31,   ENDED DECEMBER 31,   ENDED DECEMBER 31,
                                                     2004                 2003                 2002
                                              ------------------   ------------------   ------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................      $    89.3             $  84.7              $  19.2
Adjustments to reconcile net income to net
  cash provided by (used in) operating
  activities:
  Interest credited to policyholder account
    balances................................           51.2                58.4                 16.2
  Capitalization of deferred policy
    acquisition costs.......................          (42.8)              (52.9)               (20.3)
  Amortization of deferred policy
    acquisition costs and value of business
    acquired................................           72.9                65.5                 19.7
  Amortization and depreciation.............           37.4                47.3                 15.4
  Realized (gains) losses on investments....          (27.4)              (27.1)                 3.1
  Decrease in accrued investment income.....            9.7                 4.2                  7.0
  Increase in other assets..................          (16.4)               (6.5)                (7.0)
  Increase (decrease) in policy
    liabilities.............................          126.5               (25.7)               (66.5)
  Increase (decrease) in other
    liabilities.............................          125.5                33.8                (13.7)
  Other, net................................           15.1                 6.3                  0.6
                                                  ---------             -------              -------
       Net cash provided by (used in)
         operating activities...............          441.0               188.0                (26.3)
                                                  ---------             -------              -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from maturity of securities
    available-for-sale......................          317.9               520.6                200.0
  Proceeds from sale of securities
    available-for-sale......................        1,281.7               317.5                 59.9
  Proceeds from repayments of mortgage loans
    on real estate..........................          162.3                76.6                 20.3
  Proceeds from repayments of policy loans,
    sale of other invested assets and real
    estate..................................           15.4                34.5                  7.9
  Cost of securities available-for-sale
    acquired................................       (1,510.2)             (813.5)              (247.8)
  Cost of mortgage loans on real estate
    acquired................................         (178.5)             (139.3)               (25.5)
  Cost of real estate acquired..............             --                (0.1)                (0.1)
  Cost of other invested assets acquired....           (5.7)               (7.6)                (5.4)
  Short-term investments, net...............          (31.3)              (10.6)                42.4
  Collateral received-securities lending....         (143.2)                 --                   --
  Other, net................................            4.5                (0.4)                (1.9)
                                                  ---------             -------              -------
       Net cash (used in) provided by
         investing activities...............          (87.1)              (22.3)                49.8
                                                  ---------             -------              -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Investment and universal life insurance
    product deposits........................          613.8               623.2                165.3
  Investment and universal life insurance
    product withdrawals.....................         (914.5)             (788.7)              (173.5)
  Cash dividends paid to parent.............          (50.0)                 --                   --
                                                  ---------             -------              -------
       Net cash used in financing
         activities.........................         (350.7)             (165.5)                (8.2)
                                                  ---------             -------              -------
Net increase in cash........................            3.2                 0.2                 15.3
CASH, BEGINNING OF PERIOD...................            1.2                 1.0                (14.3)
                                                  ---------             -------              -------
CASH, END OF PERIOD.........................      $     4.4             $   1.2              $   1.0
                                                  =========             =======              =======

 See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

       (A WHOLLY OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life Insurance Company of America (NLICA, or collectively with its subsidiaries, the Company), a financial services provider, became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS) on October 1, 2002, pursuant to a sponsored demutualization as more fully discussed in note 3. Prior to October 1, 2002, NLICA was known as Provident Mutual Life Insurance Company (Provident Mutual).

NLICA's wholly owned subsidiaries are Nationwide Life and Annuity Company of America (NLACA), Nationwide Life Insurance Company of Delaware (NLICD) and Nationwide Provident Holding Company (NPHC).

The Company sells individual variable and traditional life insurance products, group annuity products and other investment products (subsidiary products summarized below). The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, Puerto Rico and the District of Columbia, each of which has regulatory oversight. Sales in 14 states accounted for 82% of the Company's sales (based on statutory premiums and annuity considerations) for the twelve months ended December 31, 2004. No single producer accounted for more than 1% of the Company's sales for the twelve months ended December 31, 2004. For many of the life insurance products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, statutes and regulations in each of these states determine selected benefit elements and policy provisions. As a result of the demutualization (see note 3), the Company no longer sells individual fixed and variable annuity products as of October 1, 2002.

NLACA sells certain variable and traditional life insurance products, also sold by NLICA, through a personal producing general agency sales force. NLACA also maintains blocks of individual variable and fixed annuities.

NLICD's business consists of life insurance assumed from NLICA.

NPHC is a downstream holding company whose major subsidiary is 1717 Capital Management Company (1717CMC). 1717CMC is a full-service broker/dealer, engaged in the distribution of investment company shares, general securities, and other securities and services. 1717CMC is the principal distributor of variable life insurance policies issued by both NLICA and NLACA.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices. NLICA and its insurance subsidiaries separately prepare financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Both of the states of domicile have adopted the National Association of Insurance Commissioners
(NAIC) statutory accounting practices (NAIC SAP) as the basis for statutory accounting practices. Practices under SAP vary from GAAP primarily with respect to the establishment and subsequent amortization of value of business acquired (VOBA) and intangible assets, deferral and subsequent amortization of policy acquisition costs (DAC), the valuation of policy reserves, the accounting for deferred taxes, goodwill, pension and other postretirement employee benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances. The Company's insurance subsidiaries have no statutory accounting practices that differ from NAIC SAP.

In preparing the consolidated financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining the balance and amortization of DAC for investment products, traditional products, group annuity products and universal life insurance products, the balance and amortization of VOBA, valuation allowances for mortgage loans on real estate, impairment losses on other investments, accruals related to federal income taxes, pension and other postretirement employee benefits, goodwill and other intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on the facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLICA and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated. Certain items in the 2003 and 2002 footnotes have been reclassified to conform to the 2004 presentation.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to VOBA, DAC, future policy benefits and claims, policyholder dividend obligation and deferred federal income tax, reported as a separate component of accumulated other comprehensive income
(AOCI) in shareholder's equity. The adjustments to VOBA and DAC represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in the policy reserves from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgaged-backed and asset-backed securities. In these cases, a separate "structured product" pricing matrix has been developed to value, as appropriate, using the same methodology described above. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified Company representatives determine the fair value using other modeling techniques, primarily using commercial software applications utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 76.7% of the fair values of fixed maturity securities were obtained from independent pricing services, 19.3% from the above described matrices and 4.0% from other sources.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company's accounting policy, for debt and equity securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the amount and length of time the security's fair value has been below amortized cost or cost, specific credit issues and financial prospects related to the issuer, the Company's intent to hold or dispose of the security and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for expected losses incurred as of the balance sheet date, but not yet specifically identified by loan. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. The straight-line method of depreciation is used for all real estate occupied by the Company and held for investment. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts. The Company receives preferred returns on capital advances made to the real estate joint ventures.

Policy loans are reported at unpaid principal balances.

Interest income is recognized when earned while dividends are recognized when declared. All other investment income is recorded on the accrual basis.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in fair values of applicable investments are included in realized gains and losses on investments.

(c) Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(d) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of the net assets acquired as goodwill. In accordance with GAAP, goodwill is not amortized, but is evaluated for impairment periodically, at the reporting unit level. The Company conducts annual goodwill impairment testing in the fourth quarter. In addition, at each reporting period, the underlying components of goodwill are evaluated to determine whether conditions exist, which would more likely than not reduce the fair value of a reporting unit below its carrying amount. Should such conditions exist, the Company will perform impairment testing on an interim basis as well as the annual evaluation.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market based assumptions.

(e) Deferred Policy Acquisition Costs

The Company has deferred the costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

DAC for investment products and universal life insurance products are amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in surrender/lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

DAC on traditional participating life insurance policies is amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. DAC on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

(f) Value of Business Acquired and Other Intangible Assets

As a result of the acquisition by NFS (see note 3) and the application of purchase accounting, the Company has established separate intangible assets representing VOBA and the value of all other identified intangible assets.

VOBA reflects the estimated fair value of the business in-force at the date of acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the acquisition by NFS. The value initially assigned to VOBA was supported by an independent valuation study that was commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections, by each major line of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections took into account all known or expected factors at the valuation date, based on the judgment of management. The actual experience on purchased business may vary from projections due to differences in renewal premiums, investment spreads, investment gains or losses, mortality and morbidity costs, or other factors.

Intangible assets include the Company's career agency force, independent agency force, retirement services distribution channel, state licenses and certain other contracts and relationships. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. Other factors considered in the valuation include the relative risk profile of each asset, the deterioration of the economic life, and the enhancement to other associated assets. The initial valuation of these intangible assets was also supported by an independent valuation study that was commissioned by NFS and executed by qualified valuation experts.

The use of discount rates was necessary to establish fair values of VOBA and other intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes a variety of factors, including the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to initially value the VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to initially value the other intangible assets, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is also adjusted for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, also as described in note 2(b), as well as for net realized gains and losses, net of taxes, allocated to the closed block. VOBA is adjusted each quarter to reflect differences between actual results and those expected for the period just ending. The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in surrender/lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

For traditional participating life insurance products, VOBA is being amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined annually, based on actual experience and current assumptions of mortality, persistency, expenses and investment experience. In addition, the effect on the VOBA asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

The interest on the unamortized VOBA balance (interest rates range from 4.50% to 7.56%) during the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002 was $33.0 million, $38.2 million and $9.8 million, respectively.

The other identified intangible assets with finite lives are amortized over their estimated useful lives, which range from 5 to 22 years (weighted average 19 years), primarily based on the cash flows generated by these assets.

(g) Closed Block

In connection with the demutualization of Provident Mutual, immediately prior to its acquisition by NFS, the Company established a closed block for the benefit of certain classes of individual participating policies that had a dividend payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (a) payment of policy benefits, specified expenses and taxes and (b) the continuation of dividends throughout the life of the policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block inure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company's general account, any of its separate accounts, or any affiliate of the Company without the approval of the

Insurance Department of the Commonwealth of Pennsylvania. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will be increased. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company's assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company's consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date the Company was acquired by NFS, represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income for the benefit of stockholders over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is due to the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, being recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative earnings are less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, and net investment income and realized investment gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(h) Separate Accounts

Separate account assets and liabilities represent policyholders'/contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the policyholders/contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for: (i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB), which is a rider to existing variable annuity contacts.

(i) Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies, is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values, and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 5.5%. Also, the calculated reserve is adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower interest rates, which would have resulted in the use of a lower discount rate, as discussed in note 2(b).

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 4.5% to 5.0%. Also, the calculated reserve is adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower interest rates, which would have resulted in the use of a lower discount rate, as discussed in note 2(b).

(j) Participating Business

Participating business represented approximately 66.7% as of December 31, 2004 (68.3% as of December 31, 2003 and 70% as of December 31, 2002) of the Company's life insurance in force, 85.2% as of December 31, 2004 (86.0% as of December 31, 2003 and 87.1% as of December 31, 2002) of the number of life insurance policies in force, and 33.5% in 2004 (33.9% in 2003 and 33.5% for the three months ended December 31, 2002) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

(k) Federal Income Tax

Subsequent to the acquisition of the Company by NFS on October 1, 2002, the Company and its life insurance subsidiaries file a consolidated federal income tax return and the Company's non-life insurance subsidiaries file a separate consolidated federal income tax return. The members of the consolidated tax return groups have a tax sharing arrangement that provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. In 2008, NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(l) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis.

(m) Recently Issued Accounting Pronouncements

In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. Effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's consolidated financial position or results of operations.

On September 8, 2004, the FASB exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effective date of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's consolidated financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities, and SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's consolidated financial position or results of operations, if any, of adopting EITF 03-1.

In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's consolidated financial position or results of operations at the time of adoption.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the
Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's consolidated financial position or results of operations due the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements (See Note 12).

In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is was adopted in the fourth quarter of 2004, as permitted by SFAS 132R (See Note 12). Adoption of this Statement had no impact on the Company's consolidated financial position or results of operations.

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities -- an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs where an enterprise holds a variable interest that it acquired prior to February 1, 2003, FIN 46 applies in the interim period beginning after June 15, 2003 and early adoption is permitted. In October 2003, the FASB delayed the implementation date for FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003 with earlier adoption permitted.

In December 2003, the FASB issued FIN 46R, which required all public companies, including the Company as a subsidiary of a public company, to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. At a minimum, public companies were required to apply the provisions of FIN 46R or the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable GAAP by the end of the first reporting period ending after December 15, 2003. Companies were permitted to apply either FIN 46 or FIN 46R to special purpose entities at the initial effective date on an entity-by-entity basis. The Company has no variable interests in special purpose entities. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The primary beneficiary could be different based on the two Interpretations. The Company adopted the remaining provisions of FIN 46R effective January 1, 2004. See Note 19 for further discussion.

In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic to the Company is the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $0.1 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.

The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 consolidated statement of income:

(IN MILLIONS)                                                 JANUARY 1, 2004
-------------                                                 ---------------
Increase in future policy benefits
  GMDB claim reserves.......................................       $(0.2)
  Less: deferred federal income taxes.......................         0.1
                                                                   -----
  Cumulative effect of adoption of accounting principle, net
     of tax.................................................       $(0.1)
                                                                   =====

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the Company's consolidated results of operations or financial position.

In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the consolidated results of operations or financial position of the Company.

In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company) and did not have any impact on the Company's consolidated results of operations or financial position.

(3) SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, Provident Mutual became a wholly owned subsidiary of NFS. The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock life insurance company in a process known as a demutualization. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act. Upon demutualization, Provident Mutual merged with and into Eagle Acquisition Corporation, a wholly owned subsidiary of NFS formed solely for the purposes of this transaction, with Provident Mutual surviving as a wholly owned subsidiary of NFS. Provident Mutual was renamed Nationwide Life Insurance Company of America.

On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of NFS Class A common stock, cash totaling approximately $223.5 million, and increased policy values in the form of policy credits totaling approximately $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits. The aggregate purchase price was $1.12 billion.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition. The net assets acquired are less than the aggregate purchase price as a result of funding of $62.3 million of the purchase price by Provident Mutual and the push-down accounting effect related to $56.2 million of goodwill generated as a result of book/tax basis differences related to the acquisition.

                                                                   AS OF
(IN MILLIONS)                                                 OCTOBER 1, 2002
-------------                                                 ---------------
Fixed maturity securities available-for-sale................     $3,169.5
Other investments, including cash...........................      1,105.4
VOBA........................................................        594.9
Other intangible assets.....................................         50.4
Goodwill....................................................        216.8
Other assets................................................        322.7
Assets held in separate accounts............................      2,825.7
                                                                 --------
  Total assets acquired.....................................      8,285.4
                                                                 --------
Future policy benefits and claims...........................      4,176.6
Other liabilities...........................................        166.5
Liabilities related to separate accounts....................      2,825.7
                                                                 --------
  Total liabilities assumed.................................      7,168.8
                                                                 --------
  Net assets acquired.......................................     $1,116.6
                                                                 ========

As a result of the demutualization, the Company's equity was adjusted from the September 30, 2002 balance of $1,157.7 million to reflect the net assets purchased of $1,116.6 million noted above.

The table below lists the intangible assets, excluding goodwill, acquired and their estimated useful lives over which the assets will be amortized as of October 1, 2002.

                                                                            ESTIMATED
(IN MILLIONS)                                                 FAIR VALUE   USEFUL LIFE
-------------                                                 ----------   -----------
Amortizing intangible assets:
  VOBA......................................................    $594.9       28 years
  Career financial consultant distribution force............      17.5       20 years
  Independent agency distribution force.....................       5.9       20 years
  Retirement services distribution force....................       7.0       20 years
  1717 Capital Management Company licenses and agreements...       4.1       22 years
  Internally developed software.............................       3.3        5 years
                                                                ------     ----------
     Total -- amortizing intangible assets..................     632.7     27 years(2)
                                                                ------     ----------
Non-amortizing intangible assets:
  Market Street Fund........................................       4.6         N/A(1)
  State insurance licenses..................................       8.0     Indefinite
                                                                ------     ----------
     Total -- non-amortizing intangible assets..............      12.6             --
                                                                ------     ----------
       Total intangible assets, excluding goodwill..........    $645.3     27 years(2)
                                                                ======     ==========

---------------

1 The estimated useful life of this intangible asset is not meaningful due to the sale of the Market Street Fund's customer contracts to a related party as described in note 14.

2 Total estimated useful life represents the weighted average.

In 2004, the fair values of certain tax reserve balances resulting from the completion of IRS audits for the periods prior to the NFS acquisition have been adjusted to the final fair value calculations. These adjustments resulted in a decrease in goodwill of $23.9 million, net of taxes in 2004 (see note 7) and a decrease in additional paid in capital of $6.2 million, related to the push-down accounting effect of the adjustments to the goodwill generated as a result of book/tax basis differences related to the acquisition.

In 2003, the Company recorded a liability totaling $3.8 million for anticipated severance costs associated with integration plans related to the NFS acquisition that were contemplated at the time of closing, but not finalized and approved by management until June 2003. This amount was recorded as an adjustment to the purchase price allocation including an increase in goodwill in 2003 of $2.5 million, net of taxes. Other costs related to these integration activities will be expensed as incurred. In addition, the fair values of certain items that were estimated at the time of closing have been adjusted to the final fair value calculations in 2003. These adjustments resulted in an increase in goodwill of $4.4 million, net of taxes in 2003. The total impact on shareholder's equity of certain adjustments was $3.3 million, net of taxes in 2003.

The goodwill generated by this transaction, including the adjustments discussed above in 2004 and 2003, totaled $199.8 million and $223.7 million as of December 31, 2004 and 2003, respectively, none of which is expected to be deductible for tax purposes.

(4) INVESTMENTS

The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2004 and 2003 were:

                                                            GROSS        GROSS      ESTIMATED
                                              AMORTIZED   UNREALIZED   UNREALIZED     FAIR
(IN MILLIONS)                                   COST        GAINS        LOSSES       VALUE
-------------                                 ---------   ----------   ----------   ---------
December 31, 2004
  Fixed maturity securities:
     U.S. Treasury securities and
       obligations of U.S. Government
       corporations and agencies............  $   34.4      $   --       $ 0.4      $   34.0
     Agencies not backed by full faith and
       credit of U.S. Government(1).........      50.8         0.3         0.3          50.8
     Obligations of states and political
       subdivisions.........................      14.8          --         0.1          14.7
     Debt securities issued by foreign
       governments..........................       1.3          --          --           1.3
     Corporate securities:
       Public...............................   1,326.7        86.5         3.9       1,409.3
       Private..............................     663.1        14.1         4.5         672.7
     Mortgage-backed securities -- U.S.
       Government backed....................     757.2        11.3         1.4         767.1
     Asset-backed securities................     174.6         1.1         1.7         174.0
                                              --------      ------       -----      --------
          Total fixed maturity securities...   3,022.9       113.3        12.3       3,123.9
  Equity securities.........................      31.1         3.6         0.3          34.4
                                              --------      ------       -----      --------
       Total................................  $3,054.0      $116.9       $12.6      $3,158.3
                                              ========      ======       =====      ========
December 31, 2003
  Fixed maturity securities:
     U.S. Treasury securities and
       obligations of U.S. Government
       corporations and agencies............  $   52.5      $  0.2       $ 0.9      $   51.8
     Obligations of states and political
       subdivisions.........................       9.6          --         0.3           9.3
     Debt securities issued by foreign
       governments..........................       1.3          --         0.1           1.2
     Corporate securities:
       Public...............................   1,957.9       102.3         7.1       2,053.1
       Private..............................     618.5        12.7         7.7         623.5
     Mortgage-backed securities -- U.S.
       Government backed....................     352.2         3.2         2.5         352.9
     Asset-backed securities................     106.9         1.1         2.8         105.2
                                              --------      ------       -----      --------
          Total fixed maturity securities...   3,098.9       119.5        21.4       3,197.0
  Equity securities.........................      31.8         2.2         0.3          33.7
                                              --------      ------       -----      --------
          Total.............................  $3,130.7      $121.7       $21.7      $3,230.7
                                              ========      ======       =====      ========

---------------

1 Based on recent accounting guidance, during 2004 the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2004, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                          ESTIMATED
                                                              AMORTIZED     FAIR
(IN MILLIONS)                                                   COST        VALUE
-------------                                                 ---------   ---------
Fixed maturity securities available-for-sale:
  Due in one year or less...................................  $   97.1    $  100.0
  Due after one year through five years.....................     579.2       585.6
  Due after five years through ten years....................     763.8       784.0
  Due after ten years.......................................     651.0       713.2
                                                              --------    --------
     Subtotal...............................................   2,091.1     2,182.8
  Mortgage-backed securities -- U.S. Government backed......     757.2       767.1
  Asset-backed securities...................................     174.6       174.0
                                                              --------    --------
     Total..................................................  $3,022.9    $3,123.9
                                                              ========    ========

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31, 2004 and 2003:

(IN MILLIONS)                                                  2004     2003
-------------                                                 ------   ------
Net unrealized gains, before adjustments and taxes..........  $104.3   $100.0
Adjustment to VOBA..........................................    (5.1)   (10.6)
Adjustment to policy dividend obligation....................   (65.4)   (42.2)
Adjustment to policy acquisition costs......................     0.6      0.4
Adjustment to future policy benefits and claims.............    (7.2)    (9.0)
Deferred federal income tax.................................    (9.5)   (13.5)
                                                              ------   ------
  Net unrealized gains......................................  $ 17.7   $ 25.1
                                                              ======   ======

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the twelve months ended December 31, 2004 and 2003 and the three months ended December 31, 2002:

(IN MILLIONS)                                                 2004   2003    2002
-------------                                                 ----   -----   -----
Securities available-for-sale:
  Fixed maturity securities.................................  $2.9   $73.9   $24.2
  Equity securities.........................................   1.4     5.1    (3.2)
                                                              ----   -----   -----
     Net change.............................................  $4.3   $79.0   $21.0
                                                              ====   =====   =====

The analysis of gross unrealized losses on available-for-sale securities by time in an unrealized loss position, as of December 31, 2004 and 2003 follows:

                                               LESS THAN OR EQUAL TO
                                                     ONE YEAR             MORE THAN ONE YEAR
                                              -----------------------   ----------------------
                                                             GROSS      ESTIMATED     GROSS
                                              ESTIMATED    UNREALIZED     FAIR      UNREALIZED
(IN MILLIONS)                                 FAIR VALUE     LOSSES       VALUE       LOSSES
-------------                                 ----------   ----------   ---------   ----------
December 31, 2004
  Fixed maturity securities:
     U.S. Treasury securities and
       obligations of U.S. Government
       corporations and agencies............    $ 19.2       $ 0.1       $ 13.9        $0.3
     Agencies not backed by full faith and
       credit of U.S. Government(1).........        --          --          1.8         0.3
     Obligations of states and political
       subdivisions.........................       7.0          --          1.9         0.1
     Debt securities issued by foreign
       governments..........................        --          --          1.2          --
     Corporate securities:
       Public...............................     218.4         2.5         37.7         1.4
       Private..............................     189.1         1.7         51.2         2.8
     Mortgage-backed securities -- U.S.
       Government backed....................     199.3         1.3          3.2         0.1
     Asset-backed securities................      93.4         1.7          1.0          --
                                                ------       -----       ------        ----
          Total fixed maturity securities...     726.4         7.3        111.9         5.0
  Equity securities.........................      16.6         0.3           --          --
                                                ------       -----       ------        ----
          Total.............................    $743.0       $ 7.6       $111.9        $5.0
                                                ======       =====       ======        ====
% of gross unrealized loss..................                  60.3%                    39.7%
                                                             -----                     ----
December 31, 2003
  Fixed maturity securities:
     U.S. Treasury securities and
       obligations of U.S. Government
       corporations and agencies............    $ 24.3       $ 0.9       $   --        $ --
     Obligations of states and political
       subdivisions.........................       2.7         0.2          3.6         0.1
     Debt securities issued by foreign
       governments..........................       1.2         0.1           --          --
     Corporate securities:
       Public...............................     276.8         4.1         39.5         3.0
       Private..............................     139.2         6.1         17.9         1.6
     Mortgage-backed securities -- U.S.
       Government backed....................     140.7         2.4          4.1         0.1
     Asset-backed securities................      51.9         2.5          4.7         0.3
                                                ------       -----       ------        ----
          Total fixed maturity securities...     636.8        16.3         69.8         5.1
  Equity securities.........................      18.3         0.3           --          --
                                                ------       -----       ------        ----
          Total.............................    $655.1       $16.6       $ 69.8        $5.1
                                                ======       =====       ======        ====
% of gross unrealized loss..................                  76.5%                    23.5%
                                                             -----                     ----

---------------

1 Based on recent accounting guidance, during 2004 the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

Proceeds from the sale of securities available-for-sale during the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002 were $1,281.7 million, $317.5 million and $59.9 million, respectively. During the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002, gross gains of $52.2 million, $40.9 million and $3.5 million and gross losses of $4.5 million, $4.4 million and $5.6 million were realized on those sales, respectively.

The Company had no real estate investments that were non-income producing for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002.

Real estate is presented at cost less accumulated depreciation of $1.8 million and $1.1 million as of December 31, 2004 and 2003, respectively. The carrying value of real estate held for disposal totaled $3.7 million and $5.5 million as of December 31, 2004 and 2003, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $6.8 million as of December 31, 2004 ($2.7 million as of December 31, 2003), which includes the related valuation allowance of $2.1 million ($1.5 million as of December 31, 2003). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. As of December 31, 2004, the average recorded investment in impaired mortgage loans on real estate was $4.4 million ($2.7 million as of December 31, 2003) and interest income recognized on those loans totaled $0.7 million in 2004 ($0.3 million in 2003 and $0.6 million for the three months ended December 31, 2002), which is equal to interest income recognized using a cash-basis method of income recognition.

Activity in the valuation allowance account for mortgage loans on real estate for the twelve months ended December 31, 2004 and 2003 and the three months ended December 31, 2002 was as follows:

(IN MILLIONS)                                                 2004   2003    2002
-------------                                                 ----   -----   ----
Allowance, beginning of period..............................  $3.3   $ 7.6   $7.3
Net additions (reductions) charged (credited) to
  allowance.................................................   0.4    (4.3)   0.3
                                                              ----   -----   ----
Allowance, end of period....................................  $3.7   $ 3.3   $7.6
                                                              ====   =====   ====

During 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $4.2 million.

An analysis of investment income (loss) by investment type follows for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002:

(IN MILLIONS)                                                  2004     2003    2002
-------------                                                 ------   ------   -----
Gross investment income:
  Securities available-for-sale:
     Fixed maturity securities..............................  $168.5   $176.9   $45.1
     Equity securities......................................     0.1      1.3     0.4
  Mortgage loans on real estate.............................    37.6     31.8     7.4
  Real estate...............................................    (0.2)    (0.2)     --
  Policy loans..............................................    21.7     22.8     6.1
  Short-term investments....................................     1.1      0.5     0.2
  Other.....................................................     4.3     (1.0)   (0.8)
                                                              ------   ------   -----
     Gross investment income................................   233.1    232.1    58.4
Less investment expenses....................................     7.3      8.3     2.6
                                                              ------   ------   -----
  Net investment income.....................................  $225.8   $223.8   $55.8
                                                              ======   ======   =====

An analysis of net realized gains (losses) on investments by investment type follows for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002:

(IN MILLIONS)                                                 2004    2003    2002
-------------                                                 -----   -----   -----
Realized gains (losses) on sale of securities
  available-for-sale
  Fixed maturity securities -- gains........................  $49.3   $36.4   $ 3.5
  Fixed maturity securities -- losses.......................   (4.5)   (4.4)   (5.5)
  Equity securities.........................................    2.9     4.5    (0.1)
Other-than-temporary impairments of securities
  available-for-sale:
  Fixed maturity securities.................................   (7.8)   (6.6)   (0.5)
  Equity securities.........................................     --      --      --
Real estate.................................................     --    (1.3)     --
Mortgage loans on real estate...............................   (9.9)    2.3    (0.5)
Amortization adjustment for VOBA............................    4.6     0.6      --
Amounts credited to the policyholder dividend obligation....   (7.2)   (5.4)     --
Other.......................................................     --     1.0      --
                                                              -----   -----   -----
  Net realized gains (losses) on investments................  $27.4   $27.1   $(3.1)
                                                              =====   =====   =====

Fixed maturity securities with an amortized cost of $13.5 million and $23.7 million as of December 31, 2004 and 2003 were on deposit with various regulatory agencies as required by law, respectively.

As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $139.8 million and $0 million, respectively. As of December 31, 2004 and 2003, the Company held collateral of $143.2 million and $0 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(5) DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the DAC asset for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002 is as follows:

(IN MILLIONS)                                                  2004     2003    2002
-------------                                                 ------   ------   -----
Balance at beginning of period..............................  $ 50.3   $ 15.8   $  --
Expenses deferred...........................................    42.8     52.9    20.3
Amortization of DAC.........................................   (20.2)   (18.8)   (4.5)
                                                              ------   ------   -----
                                                                72.9     49.9    15.8
Effect on DAC from unrealized gains/losses..................     0.2      0.4      --
                                                              ------   ------   -----
Balance at end of period....................................  $ 73.1   $ 50.3   $15.8
                                                              ======   ======   =====

(6) VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

A reconciliation of VOBA for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002 is as follows:

(IN MILLIONS)                                                 2004     2003     2002
-------------                                                ------   ------   ------
Balance at beginning of period.............................  $523.0   $569.3   $   --
VOBA established during the period.........................      --       --    594.9
Amortization of VOBA allocated to:
  Net realized gains/losses on investments.................     4.6      0.6       --
  Amortization of value of business acquired...............   (52.7)   (46.7)   (15.2)
                                                             ------   ------   ------
                                                              474.9    523.2    579.7
Change in unrealized gain/loss on available-for-sale
  securities...............................................     5.5     (0.2)   (10.4)
                                                             ------   ------   ------
Balance at end of period...................................  $480.4   $523.0   $569.3
                                                             ======   ======   ======

Intangible assets as of December 31, 2004 and 2003 are summarized as follows:

                                      DECEMBER 31,
                                      2004 AND 2003   DECEMBER 31,   DECEMBER 31,
                                          GROSS           2004           2003
                                        CARRYING      ACCUMULATED    ACCUMULATED      INITIAL
($ IN MILLIONS)                          AMOUNT       AMORTIZATION   AMORTIZATION   USEFUL LIFE
---------------                       -------------   ------------   ------------   -----------
Amortizing intangible assets:
  VOBA..............................     $594.9          $109.4         $61.3        28 years
  Career financial consultant
     distribution force.............       17.5             0.5           0.2        20 years
  Independent agency force..........        5.9             0.1           0.0        20 years
  Retirement services distribution
     force..........................        7.0             0.2           0.1        20 years
  1717 Capital Management Company
     licenses and agreements........        4.1             0.7           0.4        22 years
Other...............................        3.3             2.1           0.8        5 years
                                         ------          ------         -----
       Total........................      632.7           113.0          62.8
Non-amortizing intangible assets:
  Market Street Fund................         --              --            --          N/A
  State insurance licenses..........        8.0             0.0           0.0       Indefinite
                                         ------          ------         -----
     Total..........................        8.0             0.0           0.0
                                         ------          ------         -----
     Grand total....................     $640.7          $113.0         $62.8
                                         ======          ======         =====

The Company entered into a servicing agreement with an affiliate related to the Market Street Fund reorganization in 2003. Under the servicing agreement, the Company received a payment of $3.9 million, which represents the fair value of the underlying intangibles at the date of the transaction (see note 14). Therefore, the estimated useful life is not meaningful and no amortization has been recorded for this intangible asset prior to its sale. Additionally, the state insurance licenses have indefinite lives and therefore are not amortized.

The actual amortization for the twelve months ended December 31, 2004 and estimated amortization for the next five years, using current assumptions, which are subject to change, for VOBA and for intangible assets with finite lives is as follows:

                                                                      INTANGIBLE
                                                                     ASSETS WITH
(IN MILLIONS)                                                VOBA    FINITE LIVES   TOTAL
-------------                                                -----   ------------   -----
2004.......................................................  $52.7       $2.1       $54.8
2005.......................................................  $43.3       $1.5       $44.8
2006.......................................................  $39.5       $1.7       $41.2
2007.......................................................  $37.5       $1.7       $39.2
2008.......................................................  $35.4       $1.6       $37.0
2009.......................................................  $31.6       $1.7       $33.3

The Company completed its annual impairment testing and concluded that the only impairment related to certain internally developed software in the amount of $0.7 million in 2004, otherwise, there were no impairment losses on existing intangible assets in 2004 or 2003.

(7) GOODWILL

Changes in the carrying amount of goodwill by reportable segment for the twelve months ended December 31, 2004 and 2003 and the three months ended December 31, 2002 were as follows:

                                      INDIVIDUAL   INSTITUTIONAL     LIFE
(IN MILLIONS)                          ANNUITY       PRODUCTS      INSURANCE   CORPORATE   TOTAL
-------------                         ----------   -------------   ---------   ---------   ------
Balance as of October 1, 2002.......    $ 23.8         $25.4        $167.6        $--      $216.8
                                        ------         -----        ------        --       ------
  Adjustments.......................        --            --            --        --           --
                                        ------         -----        ------        --       ------
Balance as of December 31, 2002.....    $ 23.8         $25.4        $167.6        $--      $216.8
                                        ======         =====        ======        ==       ======
Balance as of January 1, 2003.......    $ 23.8         $25.4        $167.6        $--      $216.8
                                        ------         -----        ------        --       ------
  Adjustments.......................     (23.8)           --          30.7        --          6.9
                                        ------         -----        ------        --       ------
Balance as of December 31, 2003.....    $   --         $25.4        $198.3        $--      $223.7
                                        ======         =====        ======        ==       ======
Balance as of January 1, 2004.......    $   --         $25.4        $198.3        $--      $223.7
                                        ------         -----        ------        --       ------
  Adjustments.......................        --            --         (23.9)       --        (23.9)
                                        ------         -----        ------        --       ------
Balance as of December 31, 2004.....    $   --         $25.4        $174.4        $--      $199.8
                                        ======         =====        ======        ==       ======

The adjustments of goodwill in 2004 and 2003 reflect the $23.9 million decrease and $6.9 million increase, respectively, related to the adjustments described in note 3, as well as a reclassification of goodwill previously allocated to the individual annuity segment to the life insurance segment. This reclassification more appropriately allocates goodwill to the reportable segments with products actively being sold since the NFS acquisition.

The Company completed its annual impairment testing and concluded there were no impairment losses on existing goodwill in 2004 or 2003.

(8) FEDERAL INCOME TAX

The tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31, 2004 and 2003 were as follows:

(IN MILLIONS)                                                  2004     2003
-------------                                                 ------   ------
DEFERRED TAX ASSETS
  Future policy benefits....................................  $145.3   $152.6
  Policyholder dividend obligation..........................     6.9      1.9
  Other assets and other liabilities........................    85.2    134.9
                                                              ------   ------
     Total gross deferred tax assets........................   237.4    289.4
  Less valuation allowance..................................   (16.7)   (16.7)
                                                              ------   ------
     Net deferred tax assets................................   220.7    272.7
                                                              ------   ------
DEFERRED TAX LIABILITIES
  VOBA......................................................   168.1    183.1
  Fixed maturity securities.................................    28.3     39.0
  Equity securities and other long-term investments.........    11.7     11.0
  Other.....................................................    37.2     42.1
                                                              ------   ------
     Total gross deferred tax liabilities...................   245.3    275.2
                                                              ------   ------
       Net deferred tax liability...........................  $(24.6)  $ (2.5)
                                                              ======   ======

Realized capital losses may be used only to offset realized capital gains. Realized capital losses may be carried back three years and forward five years. As of December 31, 2004 and 2003, the Company had a realized capital loss carryforward of $0 million and $48.9 million, respectively. A deferred tax asset was recorded in 2003 to reflect the tax benefits of these realized capital losses.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. As a result of the NFS merger, certain merger costs were capitalized for tax purposes thus creating a deferred tax asset. Because it is more likely than not that the deferred tax asset related to these costs will not be realized, a valuation allowance of $20.3 million was established in 2002. In 2003, the estimate of the deferred tax asset as well as the corresponding valuation allowance was revised to $16.7 million. For 2004, the valuation allowance remains at $16.7 million.

The Company's current federal income tax liability was $9.6 million and $14.2 million as of December 31, 2004 and 2003, respectively.

Federal income tax expense, including a $0.1 million 2004 benefit related to cumulative effect of adoption of accounting principles, for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002 was as follows:

(IN MILLIONS)                                                 2004    2003    2002
-------------                                                 -----   -----   ----
Current.....................................................  $22.1   $30.7   $3.4
Deferred....................................................   23.4     4.6    4.1
                                                              -----   -----   ----
                                                              $45.5   $35.3   $7.5
                                                              =====   =====   ====

Total federal income tax expense for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense as follows:

                                              2004            2003            2002
                                          -------------   -------------   -------------
(IN MILLIONS)                             AMOUNT    %     AMOUNT    %     AMOUNT    %
-------------                             ------   ----   ------   ----   ------   ----
Computed (expected) tax expense.........  $47.2    35.0   $42.0    35.0   $ 9.3    35.0
Tax exempt interest and dividends
  received deduction....................   (3.3)   (2.5)   (4.9)   (4.1)   (1.1)   (4.1)
Reserve.................................    4.9     3.6      --      --      --      --
Income tax credits......................   (4.0)   (2.9)   (2.3)   (1.9)   (0.8)   (3.0)
Other, net..............................    0.7     0.5     0.5     0.4     0.1     0.2
                                          -----    ----   -----    ----   -----    ----
  Total (effective rate of each year)...  $45.5    33.7   $35.3    29.4   $ 7.5    28.1
                                          =====    ====   =====    ====   =====    ====

The federal income tax paid during the twelve months ended December 31, 2004 and 2003 was $7.0 million and $13.4 million, respectively, and $0 for the three months ended December 31, 2002.

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2.0 million. The Company has no present plans to make any distributions that would subject the Account to current taxation.

(9) COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale. The related before and after federal income tax amounts for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002 were as follows:

(IN MILLIONS)                                                 2004     2003     2002
-------------                                                ------   ------   ------
Net unrealized gains (losses) on securities
  available-for-sale arising during the period:
  Gross....................................................  $ 44.2   $108.9   $ 18.4
  Adjustment to VOBA.......................................     5.5     (0.2)   (10.4)
  Adjustment to policy dividend obligation.................   (23.2)   (42.2)      --
  Adjustment to policy acquisition costs...................     0.2      0.4       --
  Adjustment to future policy benefits and claims..........     1.8     (9.0)      --
  Related federal income tax expense.......................   (10.0)   (20.3)    (2.7)
                                                             ------   ------   ------
     Net unrealized gains..................................    18.5     37.6      5.3
                                                             ------   ------   ------
Reclassification adjustment for net (gains) losses on
  securities available-for-sale realized during the period:
  Gross....................................................   (39.9)   (29.9)     2.6
  Related federal income tax benefit.......................    14.0     10.5     (1.0)
                                                             ------   ------   ------
     Net reclassification adjustment.......................   (25.9)   (19.4)     1.6
                                                             ------   ------   ------
Other comprehensive (loss) income on securities
  available-for-sale.......................................  $ (7.4)  $ 18.2   $  6.9
                                                             ======   ======   ======

(10) FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. For this reason, and several others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with risks involved, matrix pricing and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value estimates and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

     Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgaged-backed and asset-backed securities. In these cases, a separate "structured product" pricing matrix has been developed to value, as appropriate, using the same methodology described above. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified Company representatives determine the fair value using other modeling techniques, primarily using commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 76.7% of the fair values of fixed maturity securities were obtained from independent pricing services, 19.3% from the above described matrices and 4.0% from other sources.

     Mortgage loans on real estate, net: The fair value of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

     Policy loans, short-term investments and cash: Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

     Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices of underlying securities. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

     Investment contracts: For investment contracts without defined maturities, fair values are the amounts payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

     The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value is most representative of fair value.

     Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance, supplementary contracts and health insurance for which the estimated fair value is the amount payable on demand.

     Individual annuities and supplementary contracts: The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

     Policyholder Dividends and Accumulations: The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest.

     Collateral received -- securities lending: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

     Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31, 2004 and 2003:

                                                      2004                    2003
                                              ---------------------   ---------------------
                                              CARRYING   ESTIMATED    CARRYING   ESTIMATED
(IN MILLIONS)                                  AMOUNT    FAIR VALUE    AMOUNT    FAIR VALUE
-------------                                 --------   ----------   --------   ----------
ASSETS
  Investments:
     Securities available-for-sale:
       Fixed maturity securities............  $3,123.9    $3,123.9    $3,197.0    $3,197.0
       Equity securities....................      34.4        34.4        33.7        33.7
     Mortgage loans on real estate, net.....     618.3       621.4       618.9       629.4
     Policy loans...........................     329.7       329.7       335.3       335.3
     Short-term investments.................     209.0       209.0        34.5        34.5
  Cash......................................       4.4         4.4         1.2         1.2
  Assets held in separate accounts..........   3,427.8     3,427.8     3,423.9     3,423.9
LIABILITIES
  Investment contracts......................   1,421.8     1,349.9     1,517.0     1,484.2
  Policy reserves on life insurance
     contracts..............................   2,510.9     2,353.5     2,510.1     2,282.2
  Collateral received -- securities
     lending................................     143.2       143.2          --          --
  Liabilities related to separate
     accounts...............................   3,427.8     3,177.9     3,423.9     3,230.0

(11) RISK DISCLOSURES

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible;

and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans, to provide funding for other long-term investments and to purchase fixed maturity securities. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contracts. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of

$23.0 million extending into 2005 were outstanding as of December 31, 2004. At December 31, 2004, the Company had outstanding limited partnership commitments and commitments to purchase fixed maturity securities of $18.2 million.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, 83.7% (82.8% as of December 31, 2003) of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of VOBA and/or DAC.

The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $32.7 million before reinsurance and $9.0 million net of reinsurance. As of December 31, 2004, the Company's reserve for GMDB claims was $0.2 million. As of December 31, 2003, the Company had no reserve for GMDB claims.

Significant Concentrations of Credit Risk: The Company grants commercial mortgage loans on real estate to customers throughout the U.S. The Company has a diversified portfolio with no more than 22.0% (20.7% in 2003) in any geographic area and no more than 5.4% (1.5% in 2003) with any one borrower as of December 31, 2004. As of December 31, 2004, 27.2% (32.1% in 2003) of the carrying value of the Company's commercial mortgage loan portfolio financed industrial properties in 2004 (office properties in 2003).

Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

Reinsurance: In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The tables below highlight the amounts shown in the accompanying consolidated financial statements and other information, that are net of reinsurance activity (in millions):

                                                       CEDED TO     ASSUMED
                                             GROSS       OTHER     FROM OTHER      NET
                                            AMOUNT     COMPANIES   COMPANIES     AMOUNT
                                           ---------   ---------   ----------   ---------
FOR THE YEAR ENDED
DECEMBER 31, 2004:
Life insurance in force..................  $50,072.6   $20,282.5     $458.0     $30,248.1
                                           =========   =========     ======     =========
Life insurance premiums..................  $   152.4   $    22.0     $  0.3     $   130.7
                                           =========   =========     ======     =========
Accident & health premiums...............  $     3.3   $     1.4     $   --     $     1.9
                                           =========   =========     ======     =========
FOR THE YEAR ENDED
DECEMBER 31, 2003:
Life insurance in force..................  $50,022.0   $18,326.2     $282.7     $31,978.5
                                           =========   =========     ======     =========
Life insurance premiums..................  $   165.5   $    19.4     $  0.5     $   146.6
                                           =========   =========     ======     =========
Accident & health premiums...............  $     3.8   $     1.6     $   --     $     2.2
                                           =========   =========     ======     =========
FOR THE THREE MONTHS ENDED
DECEMBER 31, 2002:
Life insurance in force..................  $50,287.0   $17,297.0     $ 83.8     $33,073.8
                                           =========   =========     ======     =========
Life insurance premiums..................  $    47.5   $     5.2     $  0.2     $    42.5
                                           =========   =========     ======     =========
Accident & health premiums...............  $     2.4   $     1.6     $   --     $     0.8
                                           =========   =========     ======     =========

Collateral-Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term. Securities on loan as of December 31, 2004 were $139.8 million.

(12) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

The Company sponsors the Nationwide Life Insurance Company of America Retirement Plan, several nonqualified defined benefit arrangements and the Nationwide Life Insurance Company of America Producers Pension Plan. The Company, together with other affiliated companies, participates in postretirement life and health care plans and the Nationwide Savings Plan (401k).

The Nationwide Life Insurance Company of America Retirement Plan covers all employees of participating companies who have completed at least one year of service. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. Plan contributions are invested in a group annuity contract of NLICA.

The Company has recorded net prepaid pension assets of $26.2 million and $12.0 million as of December 31, 2004 and 2003 respectively. Pension costs (credited) charged to operations by the Company during the years ended December 31, 2004 and 2003 were $(2.0) million, and $(0.8) million, respectively, and $0.2 million for the three months ended December 31, 2002, respectively.

In addition to the defined benefit pension plan, the Company participates in life and health care defined benefit plans for qualifying retirees. After the acquisition by NFS, the existing retiree medical and life insurance benefits were continued through December 31, 2002. Effective January 1, 2003, the continuation of these benefits was assumed under the Nationwide benefit plans. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity and life insurance contracts of Nationwide Life Insurance Company (NLIC), a subsidiary of NFS.

The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $27.8 million and $26.8 million respectively. The net periodic benefit cost for the Company's postretirement benefits plan as a whole was $2.2 million and $1.5 million for the years ended December 31, 2004 and 2003, respectively, and $0.5 million for the three months ended December 31, 2002.

The following table shows the weighted-average assumptions used to determine the benefit obligation and funded status of the Pension Plans as a whole and the Postretirement Benefit Plans as a whole at December 31, 2004 and 2003. A December 31 measurement date is used.

                                                       PENSION       POSTRETIREMENT
                                                      BENEFITS          BENEFITS
                                                     -----------   -------------------
                                                     2004   2003     2004       2003
                                                     ----   ----   --------   --------
Weighted average discount rate.....................  5.0%   5.5%      5.70%      6.10%
Rate of increase in future compensation levels.....  3.5%   4.0%         --         --
Assumed health care cost trend rate:
  Initial rate.....................................   --     --       10.0%(1)    11.0%(1)
  Ultimate rate....................................   --     --        5.2%(1)     5.2%(1)
  Declining period.................................   --     --    10 Years   11 Years

---------------

1 The 2004 initial rate is 11.0% for participants over age of 65, with an ultimate rate of 5.7% and the 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6%.

The following table shows the weighted average assumptions used to calculate the net periodic benefit cost set at the beginning of the year of the Pension Plans as a whole and the Postretirement Benefit Plans as a whole.

                                   PENSION BENEFITS       POSTRETIREMENT BENEFITS
                                  ------------------   -----------------------------
                                  2004   2003   2002     2004       2003      2002
                                  ----   ----   ----   --------   --------   -------
Discount rate...................  5.50%  6.00%  5.75%     6.10%      6.60%     6.60%
Rate of increase in future
  compensation levels...........  4.00%  4.50%  4.00%       N/A        N/A       N/A
Long-term rate of return on plan
  assets........................  7.00%  7.50%  7.50%     7.00%      7.50%       N/A
Assumed health care cost trend
  rate:
  Initial rate..................  N/A    N/A    N/A      11.00%     11.30%    11.00%
  Ultimate rate.................  N/A    N/A    N/A       5.20%      5.70%     5.50%
  Declining period..............  N/A    N/A    N/A    11 Years   11 Years   4 Years

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

The following tables reconcile the beginning and ending balances of the benefit obligation, fair value of the assets and funded status of the Pension Plans and Postretirement Benefit Plans as a whole (which are U.S. Plans) as of December 31, 2004 and 2003:

                                                                        POSTRETIREMENT
                                                   PENSION BENEFITS        BENEFITS
                                                   -----------------   -----------------
(IN MILLIONS)                                       2004      2003      2004      2003
-------------                                      -------   -------   -------   -------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year..........  $112.2    $114.0    $ 306.8   $  26.7
Service cost.....................................     1.5       1.5        9.2       9.9
Interest cost....................................     5.6       6.7       17.5      19.5
Participant contributions........................      --        --        4.1       4.2
Plan amendment...................................      --        --      (13.3)       --
Actuarial (gain) loss............................     6.8       6.9      (10.1)     (2.8)
Benefits paid....................................   (23.6)    (16.9)     (22.3)    (20.4)
Impact of plan merger............................      --        --         --     269.7
                                                   ------    ------    -------   -------
Benefit obligation at end of year................   102.5    $112.2    $ 291.9   $ 306.8
                                                   ======    ======    =======   =======
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year...  $135.5    $127.9    $ 127.5   $ 106.9
Actual return (loss) on plan assets..............    12.8      23.3        6.2      16.5
Employer contribution(1).........................    12.2       1.2       20.1      20.3
Participant contributions........................      --        --        4.1       4.2
Benefits paid....................................   (23.6)    (16.9)     (22.3)    (20.4)
                                                   ------    ------    -------   -------
Fair value of plan assets at end of year.........   136.9     135.5      135.6     127.5
                                                   ------    ------    -------   -------
Funded status....................................    34.4      23.3     (156.3)   (179.3)
Unrecognized prior service cost..................      --        --     (103.0)   (103.3)
Unrecognized net (losses) gains..................    (8.2)    (11.3)      48.0      56.9
                                                   ------    ------    -------   -------
Prepaid (accrued) benefit cost...................  $ 26.2    $ 12.0    $(211.3)  $(225.7)
                                                   ======    ======    =======   =======

---------------

1 Employee contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

The Company's accumulated pension benefit obligation was $100.1 million and $109.6 million at December 31, 2004 and 2003, respectively. In both years, the fair value of the Company's pension plan assets exceeded its accumulated benefit obligation. The accumulated postretirement benefit obligation as a whole was $291.9 million at the end of 2004 and $306.8 million at the end of 2003.

The following table shows information for the NFS pension plans with an accumulated benefit obligation in excess of plan assets and benefit obligations in excess of plan assets as of each December 31 follows:

(IN MILLIONS)                                                 2004    2003
-------------                                                 -----   -----
Projected benefit obligation................................  $15.1   $26.5
Accumulated benefit obligation..............................   15.1    26.5
Fair value of plan assets...................................     --      --

The following table shows the components of net periodic benefit cost for the Pension Plans as a whole and the Postretirement Benefit Plans as a whole for the years ended December 31, 2004 and 2003 and for the Company's plans for the three months ended December 31, 2002.

                                            PENSION BENEFITS      POSTRETIREMENT BENEFITS
                                          ---------------------   ------------------------
(IN MILLIONS)                             2004    2003    2002     2004      2003    2002
-------------                             -----   -----   -----   -------   ------   -----
Service cost (benefits attributed to
  employee service during the period)...  $ 1.5   $ 1.5   $ 0.8   $  9.2    $ 9.9    $0.1
Interest cost on accumulated
  postretirement benefit obligation.....    5.6     6.7     1.7     17.5     19.5     0.4
Expected return on plan assets..........   (9.1)   (9.0)   (2.3)    (8.9)    (8.0)     --
Net amortization and deferral...........     --      --      --    (12.1)    (9.9)     --
                                          -----   -----   -----   ------    -----    ----
Net periodic pension (income) cost for
  the postretirement benefit plan.......  $(2.0)  $(0.8)  $ 0.2   $  5.7    $11.5    $0.5
                                          =====   =====   =====   ======    =====    ====

In 2004 the postretirement medical plan was amended to reflect the provisions of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the
Act), which was signed into law on December 8, 2003. The amendment integrates prescription drug benefits with the coverage provisions provided in the Act. The impact of the amendment is reflected in the accumulated postretirement benefit obligation as of December 31, 2004. The expense impact of the Act will be reflected for the first time in the Company's 2005 consolidated financial statements.

Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3% per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

As a result of the 2004 postretirement health plan change, the effect of a one percentage-point increase or decrease in the assumed health care cost trend rate on the APBO as a whole as of December 31, 2004 is $1.7 million. There is no effect on the service and interest cost for the year because prior to the plan change at the end of 2004, trend had no material effect on plan liabilities or expense. Prior to 2004 the postretirement health plan costs were very close to the employer dollar caps and the health care cost trend had an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the NPPBC for the year ended December 31, 2003 was not calculated.

The following table shows the asset allocation by asset category for the Pension Plans at the end of 2004 and 2003, and the target allocation for 2005.

                                                                TARGET
                                                              ALLOCATION   PERCENTAGE OF
                                                              PERCENTAGE    PLAN ASSETS
                                                              ----------   -------------
ASSET CATEGORY                                                   2005      2004    2003
--------------                                                ----------   -----   -----
Equity securities...........................................    62-68       66%     58%
Debt securities.............................................    32-38       34%     42%
Real Estate.................................................     0-10        0%      0%
                                                                           ----    ----
Total.......................................................       --      100%    100%
                                                                           ====    ====

The pension plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions and our risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified US investment grade bonds, diversified high-yield US securities, and international fixed income, emerging markets, and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The following table shows the asset allocation by asset category for the Postretirement Benefit Plans as a whole at the end of 2004 and 2003, and the target allocation for 2005.

                                                               TARGET
                                                             ALLOCATION   PERCENTAGE OF
                                                             PERCENTAGE    PLAN ASSETS
                                                             ----------   -------------
ASSET CATEGORY                                                  2005      2004    2003
--------------                                               ----------   -----   -----
Equity securities..........................................    50-80       60%     59%
Debt securities............................................    20-50       35%     35%
Other......................................................     0-10        5%      6%
                                                                          ----    ----
Total......................................................               100%    100%
                                                                          ====    ====

The other postretirement life and health care benefit plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract issued by NLIC and for retiree medical liabilities both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/ liability studies.

The Company expects to contribute $0.9 million to the pension plan in 2005. The Plan Sponsor and all participating employees expect to contribute $18.0 million to the postretirement benefit plan as a whole, including $0.5 million for the Company in 2005. The following table shows benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five fiscal years thereafter (in millions):

                                                              PENSION    POSTRETIREMENT
                                                              BENEFITS      BENEFITS
                                                              --------   --------------
2005........................................................   $10.8         $ 23.7
2006........................................................    10.6           20.6
2007........................................................     8.8           20.1
2008........................................................     8.3           19.6
2009........................................................     8.1           19.1
2010-2014...................................................    48.3          107.7

The Company, together with other affiliated companies, participates in the Nationwide Savings Plan, a defined contribution retirement savings plans covering substantially all employees. Effective with the acquisition by NFS on October 1, 2002, the Savings Plan for Certain Employees, Agents and Managers of Provident Mutual Life Insurance Company was merged into the Nationwide Savings Plan. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $0.9 million, $1.5 million and $0.9 million for the twelve months ended December 31, 2004 and 2003 and the three months ended December 31, 2002, respectively. The Company also provides funded noncontributory defined contribution plans that cover substantially all of its agents. The pension cost of the defined contribution plans was $0.7 million, $0.9 million and $0.0 million for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002, respectively.

(13)SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The Commonwealth of Pennsylvania and the State of Delaware, where the Company and its subsidiaries are domiciled, impose minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the periods presented herein.

The statutory capital and surplus of the Company as of December 31, 2004 and 2003 was $576.5 million and $519.6 million, respectively. The statutory net income of the Company for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002 was $138.6 million, $108.3 million and $3.4 million, respectively.

Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. In connection with the Company's acquisition by NFS, the Insurance Department of the Commonwealth of Pennsylvania has conditioned that no dividends can be paid out of the Company for a period of three years without prior approval. The Company sought and received permission from the Insurance Department to pay $50.0 million of dividends to NFS during 2004. Effective October 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, and based on dividends paid through March 1, 2005, NLICA may pay dividends totaling $76.4 million without obtaining prior approval.

In addition, the payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(14) RELATED PARTY TRANSACTIONS

Pursuant to a cost sharing agreement among Nationwide Mutual Insurance Company
(NMIC) and certain of its direct and indirect subsidiaries, including the Company, NMIC and NFS, a subsidiary of NMIC, provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002, the Company incurred expenses relating to these cost sharing agreements with NMIC, NFS and Nationwide Services Company LLC totaling $94.0 million, $114.5 million and $29.1 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $7.1 million and $7.0 million as of December 31, 2004 and 2003 and are included in short-term investments on the accompanying consolidated balance sheets.

The Company has issued group annuity contracts and performs administrative and investment services for various employee benefit plans that it sponsors on behalf of its employees. Total account values of these contracts were $217.8 million and $198.9 million as of December 31, 2004 and 2003. Total revenues from these contracts were $1.2 million, $0.2 million and $0.9 million for the twelve months ended December 31, 2004 and 2003 and the three months ended December 31, 2002, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $1.3 million, $2.3 million and $0.9 million for the twelve months ended December 31, 2004 and 2003 and for the three months ended December 31, 2002. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Approximately $98.2 million and $5.4 million for the twelve months ended December 31, 2004, $110.0 million and $20.3 million for the twelve months ended December 31, 2003 and $74.9 million and $12.0 million during the three months ended December 31, 2002 of NLIC variable annuities and fixed annuities, respectively, were sold through the Company's distribution channels.

Approximately $829.9 million of the proceeds from sale of available-for-sale securities and $23.4 million of gross realized gains for the twelve months ended December 31, 2004 related to intercompany fixed maturity sales to NLIC and Nationwide Life and Annuity Insurance Company.

In connection with the NFS acquisition, the Company entered into a servicing agreement with an affiliate related to the Market Street Fund reorganization in 2003. Under the servicing agreement, the Company received a payment of $3.9 million, which represents the fair value of the underlying intangibles at the date of the transaction (see note 6).

In connection with the merger with NFS, described in note 12, certain Nationwide Provident benefit plans that hold investments in group annuity contracts issued by Nationwide Provident received 671,426 shares of NFS Class A common stock, all of which had been sold in 2003.

(15) CONTINGENCIES

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's consolidated financial position or results of operations.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by regulatory agencies and state attorneys general with respect to market timing and late trading matters, and is cooperating and responding to such inquiries.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations. These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies.

On October 9, 2003, the Company was named as one of twenty-six defendants in a lawsuit filed in the United States District Court for the Middle District of Pennsylvania entitled Steven L. Flood, Luzerne County Controller and the Luzerne County Retirement Board on behalf of the Luzerne County Employee Retirement System v. Thomas A. Makowski, Esq., et al. The Company is a defendant as successor in interest to Provident Mutual Life Insurance Company, which is alleged to have entered into four agreements to manage assets and investments of the Luzerne County Employee Retirement System (the Plan). In their complaint, the plaintiffs allege that the Company aided and abetted certain other defendants in breaching their fiduciary duties to the Plan. The plaintiffs also allege that the Company violated the Federal Racketeer Influenced and Corrupt Organizations Act (RICO) by engaging in and conspiring to engage in an improper scheme to mismanage funds in order to collect excessive fees and commissions and that the Company was unjustly enriched by the allegedly excessive fees and commissions. The complaint seeks treble compensatory damages, punitive damages, a full accounting, imposition of a constructive trust on all funds paid by the Plan to all defendants, pre- and post-judgment interest, and costs and disbursements, including attorneys' fees. The plaintiffs seek to have each defendant judged jointly and severally liable for all damages. The Company, along with virtually every other defendant, has filed a motion to dismiss the complaint for failure to state a claim. On August 24, 2004, the Court issued an order dismissing the count alleging aiding and abetting a breach of a fiduciary duty and one of the RICO counts. The Court did not dismiss three of the RICO counts and a count alleging unjust enrichment. On September 30, 2004, the Company filed its answer. The Company intends to defend this lawsuit vigorously.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, its connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's consolidated financial position or its results of operations.

There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(16) LEASE COMMITMENTS

The Company leases office space, data processing equipment and certain other furniture and equipment under operating leases expiring on various dates between 2005 and 2010. Most of the leases contain renewal and purchase options based on prevailing fair market values.

Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at December 31, 2004, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

                                                               RENTAL    SUBLEASE
                                                              PAYMENTS   RENTALS
                                                              --------   --------
Year ending December 31:
          2005..............................................   $ 9.4       $1.3
          2006..............................................     8.6        2.0
          2007..............................................     7.9        1.9
          2008..............................................     6.7        1.6
          2009..............................................     5.2        1.4
       Thereafter...........................................     0.4         --
                                                               -----       ----
                                                               $38.2       $8.2
                                                               =====       ====

Total related rent expense was $10.3 million, $12.0 million and $3.5 million, which was net of sublease income of $0.5 million, $0.3 million and $0.1 million, for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002, respectively.

(17) CLOSED BLOCK

The amounts shown in the following tables for assets, liabilities, revenues, and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

Summarized financial information for the closed block follows:

                                                                    AS OF               AS OF
(IN MILLIONS)                                                 DECEMBER 31, 2004   DECEMBER 31, 2003
-------------                                                 -----------------   -----------------
Closed block liabilities:
  Future policyholder benefits..............................      $1,932.5            $1,953.7
  Policyholder funds and accumulated dividends..............         141.7               139.5
  Policyholder dividends payable............................          27.5                29.7
  Policyholder dividend obligation (including adjustment for
     unrealized gains on available for sale securities).....          85.0                47.6
  Other policy obligations..................................           8.5                 9.7
  Other closed block liabilities............................           0.4                58.9
                                                                  --------            --------
     Total closed block liabilities.........................       2,195.6             2,239.1
                                                                  --------            --------

                                                                    AS OF               AS OF
(IN MILLIONS)                                                 DECEMBER 31, 2004   DECEMBER 31, 2003
-------------                                                 -----------------   -----------------
Assets designated to the closed block:
  Fixed maturity securities available-for-sale, at estimated
     fair value (cost $1,262.9 in 2004; $1,279.4 in 2003)...       1,328.3             1,321.6
  Equity securities.........................................            --                 0.8
  Mortgage loans on real estate.............................         270.0               300.1
  Policy loans..............................................         222.0               229.8
  Other closed block assets.................................          87.1                81.4
                                                                  --------            --------
     Total closed block assets..............................       1,907.4             1,933.7
                                                                  --------            --------
     Excess of reported closed block liabilities over assets
       designated to the closed block.......................         288.2               305.4
                                                                  --------            --------
Portion of above representing other comprehensive income
  Increase in unrealized appreciation on fixed maturities
     available-for-sale.....................................          65.4                42.2
  Adjustment to policyholder dividend obligation............         (65.4)              (42.2)
                                                                  --------            --------
     Total..................................................            --                  --
                                                                  --------            --------
     Maximum future earnings to be recognized from closed
       block assets and liabilities.........................      $  288.2            $  305.4
Other comprehensive income:
  Fixed maturity securities available-for-sale:
     Fair value.............................................      $1,328.3            $1,321.6
     Amortized cost.........................................       1,262.9             1,279.4
     Net unrealized (gains)/losses policyholder dividend
       obligation...........................................         (65.4)              (42.2)
                                                                  --------            --------
     Unrealized appreciation................................      $     --            $     --
                                                                  ========            ========

                                               FOR THE TWELVE      FOR THE TWELVE       FOR THE THREE
                                                MONTHS ENDED        MONTHS ENDED        MONTHS ENDED
(IN MILLIONS)                                 DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2002
-------------                                 -----------------   -----------------   -----------------
Closed block operations:
  Closed block revenues:
     Premiums...............................       $107.3              $120.3              $ 35.0
     Net investment income..................        110.8               106.4                27.4
     Realized investment gains (losses).....         (1.7)                6.8                (1.5)
     Realized losses credited to
       policyholder dividend obligation.....         (7.2)               (5.4)                 --
                                                   ------              ------              ------
     Total closed block revenues............        209.2               228.1                60.9
                                                   ------              ------              ------

                                               FOR THE TWELVE      FOR THE TWELVE       FOR THE THREE
                                                MONTHS ENDED        MONTHS ENDED        MONTHS ENDED
(IN MILLIONS)                                 DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2002
-------------                                 -----------------   -----------------   -----------------
Closed block benefits and expenses:
  Policy and contract benefits..............        136.8               131.4                44.8
  Change in future policyholder benefits and
     interest credited to policyholder
     account values.........................        (19.6)               (3.2)               (4.4)
  Dividends to policyholders................         57.1                58.0                16.7
  Change in policyholder dividend
     obligation.............................          7.0                 5.4                  --
  Other closed block expenses...............          1.4                 1.4                 0.4
                                                   ------              ------              ------
     Total closed block benefits and
       expenses.............................        182.7               193.0                57.5
                                                   ------              ------              ------
Total closed block revenues, net of closed
  block benefits and expenses, before
  federal income taxes......................         26.5                35.1                 3.4
Federal income taxes........................          9.3                12.3                 1.2
                                                   ------              ------              ------
Closed block revenues, net of closed block
  benefits and expenses and federal income
  taxes.....................................       $ 17.2              $ 22.8              $  2.2
                                                   ======              ======              ======
Maximum future earnings from closed block
  assets and liabilities:
  Beginning of period.......................       $305.4              $372.3              $   --
  Change during period......................        (17.2)              (22.8)              372.3
  Other adjustments.........................           --               (44.1)                 --
                                                   ------              ------              ------
  End of period.............................       $288.2              $305.4              $372.3
                                                   ======              ======              ======

Cumulative closed block earnings from inception through December 31, 2004 and 2003 were higher than expected in the actuarial calculation and less than expected from inception through December 31, 2002. Therefore, a policyholder dividend obligation of $19.6 exists at December 31, 2004 and $5.4 million exists at December 31, 2003 and none as of December 31, 2002. Other adjustments include revisions to the prior year end balances including primarily policyholder dividends payable and adjustments to current and deferred taxes.

(18) SEGMENT INFORMATION

The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Investments, In-Retirement Products and Insurance Protection.

The Individual Investments segment consists of fixed and variable products no longer marketed by the Company. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The In-Retirement Products segment is comprised of group (pension) annuity products.

The Insurance Protection segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life and health insurance products. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

In addition to the product segments, the Company reports a Corporate & Other segment. The Corporate & Other segment includes net investment income not allocated to the three product segments, unallocated expenses, and revenue and expenses of the Company's noninsurance operations. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not attributable to the closed block.

The following tables summarize the financial results of the Company's business segments for the twelve months ended December 31, 2004 and 2003 and three months ended December 31, 2002.

                                 INDIVIDUAL    IN-RETIREMENT   INSURANCE    CORPORATE
(IN MILLIONS)                    INVESTMENTS     PRODUCTS      PROTECTION    & OTHER     TOTAL
-------------                    -----------   -------------   ----------   ---------   --------
YEAR ENDED DECEMBER 31, 2004
Net investment income..........   $   47.9       $   19.4       $  141.3     $ 17.2     $  225.8
Other operating revenue........       13.0           14.8          300.4       46.1        374.3
                                  --------       --------       --------     ------     --------
     Total operating revenue...       60.9           34.2          441.7       63.3        600.1
                                  --------       --------       --------     ------     --------
Interest credited to
  policyholder account
  balances.....................       32.7           10.6            7.9         --         51.2
Amortization of DAC............         --            0.2           20.0         --         20.2
Amortization of VOBA...........        7.5            4.7           40.3        0.2         52.7
Other benefits and expenses....        8.3           10.4          302.6       47.1        368.4
                                  --------       --------       --------     ------     --------
     Total benefits and
       expenses................       48.5           25.9          370.8       47.3        492.5
                                  --------       --------       --------     ------     --------
Operating income before federal
  income tax expense...........       12.4            8.3           70.9       16.0        107.6
Net realized (losses) gains on
  investments..................         --             --           (4.3)      31.7         27.4
                                  --------       --------       --------     ------     --------
Income before federal income
  tax expense..................   $   12.4       $    8.3       $   66.6     $ 47.7     $  135.0
                                  ========       ========       ========     ======     ========
Assets as of December 31,
  2004.........................   $1,533.4       $1,610.7       $5,050.5     $756.7     $8,951.3
                                  ========       ========       ========     ======     ========

YEAR ENDED DECEMBER 31, 2003
Net investment income..........   $   52.5       $   22.4       $  139.1     $  9.8     $  223.8
Other operating revenue........       14.7           11.5          316.4       35.6        378.2
                                  --------       --------       --------     ------     --------
     Total operating revenue...       67.2           33.9          455.5       45.4        602.0
                                  --------       --------       --------     ------     --------
Interest credited to
  policyholder account
  balances.....................       35.1           15.6            7.7         --         58.4
Amortization of DAC............         --            0.1           18.7         --         18.8
Amortization of VOBA...........        6.4            2.0           38.1        0.2         46.7
Other benefits and expenses....       11.2           10.9          323.0       40.1        385.2
                                  --------       --------       --------     ------     --------
     Total benefits and
       expenses................       52.7           28.6          387.5       40.3        509.1
                                  --------       --------       --------     ------     --------
Operating income before federal
  income tax expense...........       14.5            5.3           68.0        5.1         92.9
Net realized gains on
  investments..................         --             --            2.0       25.1         27.1
                                  --------       --------       --------     ------     --------
Income before federal income
  tax expense..................   $   14.5       $    5.3       $   70.0     $ 30.2     $  120.0
                                  ========       ========       ========     ======     ========
Assets as of December 31,
  2003.........................   $1,671.0       $1,728.9       $4,979.8     $519.5     $8,899.2
                                  ========       ========       ========     ======     ========

                                 INDIVIDUAL    IN-RETIREMENT   INSURANCE    CORPORATE
                                 INVESTMENTS     PRODUCTS      PROTECTION    & OTHER     TOTAL
                                 -----------   -------------   ----------   ---------   --------
THREE MONTHS ENDED DECEMBER 31,
  2002
Net investment income..........   $   12.5       $    6.6       $   33.5     $  3.2     $   55.8
Other operating revenue........        3.2            4.2           86.5        8.6        102.5
                                  --------       --------       --------     ------     --------
     Total operating revenue...       15.7           10.8          120.0       11.8        158.3
                                  --------       --------       --------     ------     --------
Interest credited to
  policyholder account
  balances.....................        7.4            7.0            1.8         --         16.2
Amortization of DAC............         --             --            4.5         --          4.5
Amortization of VOBA...........        3.3           (0.4)          12.2        0.1         15.2
Other benefits and expenses....        1.5            3.0           79.9        8.2         92.6
                                  --------       --------       --------     ------     --------
     Total benefits and
       expenses................       12.2            9.6           98.4        8.3        128.5
                                  --------       --------       --------     ------     --------
Operating income before federal
  income tax expense...........        3.5            1.2           21.6        3.5         29.8
Net realized losses on
  investments..................         --             --           (1.5)      (1.6)        (3.1)
                                  --------       --------       --------     ------     --------
Income before federal income
  tax expense..................   $    3.5       $    1.2       $   20.1     $  1.9     $   26.7
                                  ========       ========       ========     ======     ========
Assets as of December 31,
  2002.........................   $1,691.1       $1,640.6       $4,603.3     $376.2     $8,311.2
                                  ========       ========       ========     ======     ========

The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(19) VARIABLE INTEREST ENTITIES

The Company holds variable interests, in the form of limited partnership (LP) investments, in two tax credit funds. These investments have been held by the Company for a period of approximately 5 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The total exposure to loss on these VIE's where the Company is not the primary beneficiary is $14.5 million and $16.2 million as of December 31, 2004 and 2003, respectively.

(20) VARIABLE ANNUITY CONTRACTS

The Company maintains traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also maintains non-traditional variable annuity contracts in which the Company provides a guarantee to benefit the related contract holders or GMDB. The GMDB provides a specified minimum return upon death. The Company offers four primary GMDB types:

     - Return of premium -- provides the greater of account value or total deposits made to the contract less any partial withdrawals.

     - Reset -- provides the greater of a return of premium death benefit or the anniversary (generally the sixth or eighth year) account value adjusted for withdrawals.

     - Ratchet -- provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:
       monthaversary -- evaluated monthly; annual -- evaluated annually; and five-year -- evaluated every fifth year.

     - Rollup -- provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 74 or 200% of adjusted premiums.

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:

                                DECEMBER 31, 2004                     DECEMBER 31, 2003
                       -----------------------------------   -----------------------------------
                       ACCOUNT   NET AMOUNT    WTD. AVG.     ACCOUNT   NET AMOUNT    WTD. AVG.
(IN MILLIONS)           VALUE    AT RISK(1)   ATTAINED AGE    VALUE    AT RISK(1)   ATTAINED AGE
-------------          -------   ----------   ------------   -------   ----------   ------------
GMDB:
  Return of premium..  $  4.4       $0.0           61        $  4.5      $ 0.0           61
  Reset..............   247.4        5.0           60         299.9       10.2           60
  Ratchet............   250.4        3.9           56         286.0        6.8           55
  Roll-up............    47.9        0.1           55          56.0        0.1           54
                       ------       ----           --        ------      -----           --
     Total -- GMDB...  $550.1       $9.0           59        $646.4      $17.1           59
                       ======       ====           ==        ======      =====           ==

---------------

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value, less any reinsurance recoverable and zero.

Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the year ended December 31, 2004. There was no reserve for the year ended December 31, 2003 and the three months ended December 31, 2002.

(IN MILLIONS)                                                 GMDB
-------------                                                 -----
Balance as of December 31, 2003.............................  $  --
  Expense provision.........................................    0.6
  Net claims paid...........................................   (0.4)
  Value of new business sold................................     --
  Change in fair value......................................     --
                                                              -----
Balance as of December 31, 2004.............................  $ 0.2
                                                              =====

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                              DECEMBER 31,   DECEMBER 31,
(IN MILLIONS)                                                     2004           2003
-------------                                                 ------------   ------------
Mutual funds:
  Bond......................................................     $ 55.8         $ 81.0
  Domestic equity...........................................      406.5          462.8
  International equity......................................       25.0           28.1
                                                                 ------         ------
     Total mutual funds.....................................      487.3          571.9
  Money market funds........................................       29.7           41.8
                                                                 ------         ------
       Total................................................     $517.0         $613.7
                                                                 ======         ======

The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

     - Data used was based on a combination of historical numbers and future projections involving 25 stochastically generated economic scenarios

     - Mean gross equity performance -- 8.1%

     - Equity volatility -- 18.7%

     - Mortality -- 100% of Annuity 2000 table

     - Asset fees -- equivalent to mutual fund and product loads

     - Discount rate -- 8.0%

                      (This page intentionally left blank)

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2002

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Provident Mutual Life Insurance Company

We have audited the accompanying consolidated balance sheet of Provident Mutual Life Insurance Company and Subsidiaries as of September 30, 2002, and the related statements of operations, changes in equity, and cash flows for the nine month period ended September 30, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Provident Mutual Life Insurance Company and Subsidiaries as of September 30, 2002, and the results of its operations and their cash flows for the nine month period ended September 30, 2002, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Philadelphia, PA
January 28, 2003

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEET
                             (DOLLARS IN THOUSANDS)

                                                              SEPTEMBER 30,
                                                                  2002
                                                              -------------
ASSETS
Investments:
  Securities available for sale, at fair value:
     Fixed maturity securities (cost: 2002 -- $3,057,711)...   $3,169,498
     Equity securities (cost: 2002 -- $21,291)..............       20,549
  Mortgage loans............................................      503,875
  Real estate...............................................       23,207
  Policy loans and premium notes............................      358,078
  Other invested assets.....................................       65,464
                                                               ----------
       Total investments....................................    4,140,671
                                                               ----------
Cash and cash equivalents...................................       57,298
Premiums due................................................        7,134
Investment income due and accrued...........................       74,152
Deferred policy acquisition costs...........................      882,652
Reinsurance recoverable.....................................      156,296
Separate account assets.....................................    2,825,655
Other assets................................................      135,581
                                                               ----------
       Total assets.........................................   $8,279,439
                                                               ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................   $3,825,107
  Policyholder funds........................................      153,867
  Policyholder dividends payable............................       35,600
  Other policy obligations..................................       23,602
                                                               ----------
       Total policy liabilities.............................    4,038,176
                                                               ----------
Expenses payable............................................       82,757
Taxes payable...............................................        6,334
Federal income taxes payable:
  Deferred..................................................       92,005
Separate account liabilities................................    2,825,655
Other liabilities...........................................       76,833
                                                               ----------
       Total liabilities....................................    7,121,760
                                                               ----------
COMMITMENTS AND CONTINGENCIES -- NOTES 9, 10 AND 11
EQUITY
  Retained earnings.........................................    1,124,876
  Accumulated other comprehensive income:
     Net unrealized appreciation on securities available for
      sale..................................................       32,803
                                                               ----------
       Total equity.........................................    1,157,679
                                                               ----------
       Total liabilities and equity.........................   $8,279,439
                                                               ==========

          See accompanying notes to consolidated financial statements.

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                      CONSOLIDATED STATEMENT OF OPERATIONS
                             (DOLLARS IN THOUSANDS)

                                                               NINE MONTHS
                                                                  ENDED
                                                              SEPTEMBER 30,
                                                                  2002
                                                              -------------
REVENUES
Policy and contract charges.................................    $ 135,923
Premiums....................................................      114,906
Net investment income.......................................      215,276
Other income................................................       33,875
Net realized losses on investments..........................     (115,949)
                                                                ---------
     Total revenues.........................................      384,031
                                                                ---------
BENEFITS AND EXPENSES
Policy and contract benefits................................      143,233
Change in future policyholder benefits......................       55,094
Operating expenses..........................................       76,232
Amortization of deferred policy acquisition costs...........       80,818
Policyholder dividends......................................       51,036
Demutualization expenses....................................       61,815
Noninsurance commissions and expenses.......................       31,735
                                                                ---------
     Total benefits and expenses............................      499,963
                                                                ---------
       Loss before income taxes.............................     (115,932)
                                                                ---------
Income tax benefit:
  Current...................................................      (18,480)
  Deferred..................................................      (28,242)
                                                                ---------
     Total income tax benefit...............................      (46,722)
                                                                ---------
       Net loss.............................................    $ (69,210)
                                                                =========

          See accompanying notes to consolidated financial statements.

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                  CONSOLIDATED STATEMENT OF CHANGES IN EQUITY
                      NINE MONTHS ENDED SEPTEMBER 30, 2002
                             (DOLLARS IN THOUSANDS)

                                                                           NET
                                                                        UNREALIZED
                                                                       APPRECIATION
                                                          RETAINED    (DEPRECIATION)
                                                          EARNINGS    ON SECURITIES    TOTAL EQUITY
                                                         ----------   --------------   ------------
Balance at January 1, 2002.............................  $1,194,086      $(13,024)      $1,181,062
                                                                                        ----------
  Comprehensive income/(loss)
     Net loss..........................................     (69,210)           --          (69,210)
     Other comprehensive income, net of tax:
       Change in unrealized appreciation (depreciation)
          on securities available for sale.............          --        45,827           45,827
                                                                                        ----------
  Total comprehensive loss.............................                                    (23,383)
                                                         ----------      --------       ----------
Balance at September 30, 2002..........................  $1,124,876      $ 45,827       $1,157,679
                                                         ==========      ========       ==========

          See accompanying notes to consolidated financial statements.

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                               NINE MONTHS
                                                                  ENDED
                                                              SEPTEMBER 30,
                                                                  2002
                                                              -------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss....................................................    $(69,210)
Adjustments to reconcile net loss to net cash provided by
  operating activities:
  Interest credited to variable universal life and
    investment products.....................................      59,500
  Amortization of deferred policy acquisition costs.........      80,818
  Capitalization of deferred policy acquisition costs.......     (74,245)
  Deferred income taxes.....................................     (28,242)
  Net realized losses on investments........................     115,949
  Change in reinsurance recoverable.........................       5,868
  Change in policy liabilities and other policyholders'
    funds of traditional life products......................    (119,723)
  Other, net................................................      31,132
                                                                --------
    Net cash provided by operating activities...............       1,847
                                                                --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Fixed maturity securities available for sale..............      57,279
  Equity securities available for sale......................       1,138
  Other invested assets.....................................       5,898
Proceeds from maturities of investments:
  Fixed maturity securities available for sale..............     289,549
  Mortgage loans............................................      58,836
Purchases of investments:
  Fixed maturity securities available for sale..............    (478,821)
  Equity securities available for sale......................      (4,950)
  Real estate...............................................        (209)
  Other invested assets.....................................     (11,182)
Proceeds from sale of subsidiary............................      10,788
Contributions of separate account seed money................        (150)
Withdrawals of separate account seed money..................         923
Policy loans and premium notes, net.........................       7,097
Additions to property and equipment.........................      (1,647)
                                                                --------
    Net cash used in investing activities...................     (65,451)
                                                                --------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....     476,868
Variable universal life and investment product
  withdrawals...............................................    (482,380)
                                                                --------
    Net cash used in financing activities...................      (5,512)
                                                                --------
    Net change in cash and cash equivalents.................     (69,116)
  Cash and cash equivalents, beginning of period............     126,414
                                                                --------
  Cash and cash equivalents, end of period..................    $ 57,298
                                                                ========
  Supplemental Disclosure of Cash Flow Information
    Cash paid during the period for income taxes............    $  6,836
                                                                ========

          See accompanying notes to consolidated financial statements.

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BACKGROUND

Provident Mutual Life Insurance Company (Provident Mutual) is organized as a mutual life insurance company.

Provident Mutual's wholly-owned subsidiaries are Providentmutual Life and Annuity Company of America (PLACA), Provident Mutual International Life Insurance Company (PMILIC) and Providentmutual Holding Company (PHC) and, together with Provident Mutual, are defined collectively as the "Company."

The Company sells individual variable and traditional life insurance products, individual and group annuity products and investment products. The Company also maintains a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, Puerto Rico and the District of Columbia, each of which has regulatory oversight. Sales in 16 states accounted for 82% of the Company's sales for the period ended September 30, 2002. No single producer accounted for more than 1% of the Company's sales for the period ended September 30, 2002. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states. As a result of the demutualization (see Note 15), the Company will no longer sell individual and variable annuity products as of October 1, 2002.

PLACA sells certain variable annuity and traditional life insurance products, also sold by Provident Mutual, through a personal producing general agency sales force. PLACA also maintains blocks of individual variable and fixed annuities.

PMILIC's business consists of life insurance assumed from Provident Mutual.

PHC is a downstream holding company with one major subsidiary: 1717 Capital Management Company (1717CMC). 1717CMC is a full-service broker/dealer, operating on a fully disclosed basis, engaged in the distribution of investment company shares, general securities, and other securities and services. 1717CMC is the principal distributor of variable life insurance policies and variable annuity contracts issued by both Provident Mutual and PLACA. On June 28, 2002, PHC sold Sigma American Corporation, a general partner in a joint venture that provides investment advisory, mutual fund distribution, trust and administrative services to a group of mutual funds and other parties.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements include the accounts of Provident Mutual and its wholly-owned subsidiaries. Intercompany transactions have been eliminated. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation.

The Company and its insurance subsidiaries separately prepare financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred income taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances.

Statutory net loss was $(111.3) million for the nine months ended September 30, 2002. Statutory surplus was $438.5 million as of September 30, 2002.

The preparation of the accompanying consolidated financial statements in accordance with GAAP required management to make estimates and assumptions that affect the reported values of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate. The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

Invested Assets

Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes.

Equity securities (common and preferred stocks) are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded directly in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer and current economic conditions. Fixed maturity and equity securities that have experienced an other-than-temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $7.3 million at September 30, 2002.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company is carried at cost less accumulated depreciation. The straight line method of depreciation is used for real estate occupied by the Company. Foreclosed real estate is carried at the lower of cost or fair value (less costs to sell), less encumbrances.

Other invested assets consist primarily of real estate joint ventures, limited partnerships and the Company's separate account seed money. The real estate joint ventures and limited partnerships are carried on the equity method. The separate account seed money is carried at fair value. The Company receives preferred returns and interest on loans/capital advances made to the real estate joint ventures.

Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. All other investment income is recorded on the accrual basis.

Benefit Reserves and Policyholder Contract Deposits

     Variable Life and Investment-Type Products

     Variable life products include fixed premium variable life and flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts and guaranteed investment contracts (GICs).

     Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

     Traditional Life Insurance Products

     Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, the policies provide for payment of dividends, as declared annually by the Company based on experience.

     Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

Premiums, Charges and Benefits

     Variable Life and Investment-Type Products

     Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. The timing of revenue recognition as it relates to charges assessed is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the consolidated statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity contracts, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other policies, the account balances were credited at interest rates that ranged from 3.0% to 10.0% for the period in 2002.

     Traditional Life Insurance and Accident and Health Insurance Products

     Premiums for individual life policies are recognized when due; premiums for accident and health and all other policies are reported as earned proportionately over their policy terms.

     Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs. Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except acquisition costs deferred) are charged to income as incurred.

Deferred Policy Acquisition Costs

The costs of acquiring business that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%. Deferred policy acquisition costs on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue.

Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 8.3%. The Company's most recent and prospective five-year average growth rate is 8.3%.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to accumulated other comprehensive income as of the balance sheet date.

Capital Gains and Losses

Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other-than-temporary.

Policyholder Dividends

Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying consolidated financial statements as a liability and as a charge to operations. Participating life insurance in-force was 77% of face value of total life insurance in force at September 30, 2002.

Reinsurance

Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances. Assets and liabilities related to reinsurance are reported on a gross basis.

Separate Accounts

Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable life insurance policyholders, variable annuity contractowners and several of the Company's retirement plans.

The contractowners/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value. The activity of the separate accounts is not reflected in the statement of operations and cash flows except for the fees the Company receives.

Federal Income Taxes

The Company files a consolidated Federal income tax return with its life insurance and noninsurance subsidiaries. The life companies' tax provisions include an equity tax. The Company provides for Federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for Federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for Federal income taxes recorded in the consolidated financial statements.

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

Termination Benefits

In 2001, the Company initiated a reduction in workforce program to reduce costs and increase future operating efficiencies. The initiative primarily consists of reducing staff in the home office and certain positions outside the home office, through a voluntary early retirement program and involuntary employee termination program.

In connection with this initiative, approximately 125 employees were terminated. As of September 30, 2002, there was no further liability for employee termination costs. Employee termination costs included in operating expenses were $.9 million for the nine months ended September 30, 2002.

Demutualization Expenses

Expenses incurred in conjunction with the sponsored demutualization transaction, more fully discussed in Note 15, include the cost of enlisting the services of external actuarial, legal, accounting, investment banking and other consultants to advise the Company and the Insurance Department of the Commonwealth of Pennsylvania in the demutualization process and related matters as well as the cost of printing and postage for communications with policyholders and other administrative costs.

New Accounting Pronouncements

In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, "Consolidation of Variable Interest Entities -- an interpretation of ARB No. 51" (FIN 46). Accounting Research Bulletin No. 51, "Consolidated Financial Statements" (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position. See note 14 for transitional disclosures pertaining to VIE relationships in which the Company has a significant variable interest.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees -- an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34" (FIN
45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, "Disclosure of Indirect Guarantees of Indebtedness of Others" has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 is effective for exit or disposal activities that are initiated after December 31, 2002. Adoption of SFAS 146 is not expected to have a material impact on the financial position or results of operations of the Company.

In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements Nos. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections" (SFAS 145). SFAS 145 was effective for fiscal years beginning after May 15, 2002. The Company adopted SFAS 145 on April 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

In October 2001, the FASB issued SFAS No. 144, "Accounting for Impairment or Disposal of Long-Lived Assets" (SFAS 144). SFAS 144 supersedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of" (SFAS 121), and APB Opinion No. 30, "Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" (APB
30). SFAS 144 carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The Company adopted SFAS 144 on January 1, 2002. The adoption of SFAS 144 did not have a material impact on the financial position and results of operations of the Company.

In July 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, "Intangible Assets" (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002. The amortization of goodwill from past business combinations ceased upon adoption of this statement. At the time of adoption, the Company had unamortized goodwill of $5.6 million. Sigma American Corporation, the subsidiary carrying the goodwill, was sold on June 28, 2002. As of September 30, 2002 the Company had no unamortized goodwill.

In July 2001, the FASB issued SFAS No. 141, "Business Combinations" (SFAS 141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The use of the pooling-of-interests method has been prohibited.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 requires that all derivatives be recorded at fair value in the balance sheet as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended the accounting and reporting standards of SFAS No. 133 for certain derivative instruments and certain hedging activities effective for fiscal years beginning after June 15, 2000. There was no impact as a result of the adoption of SFAS 133 on the consolidated financial statements other than reclassification of securities from "held to maturity" to "available for sale".

In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). The Company adopted EITF 99-20 on January 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 did not have a material effect on the Company.

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the fair values and carrying values of the Company's financial instruments at September 30, 2002 (in millions):

                                                              SEPTEMBER 30, 2002
                                                              -------------------
                                                                FAIR     CARRYING
                                                               VALUE      VALUE
                                                              --------   --------
ASSETS
  Investments available for sale:
     Fixed maturity securities..............................  $3,169.5   $3,169.5
     Equity securities......................................  $   20.5   $   20.5
     Mortgage loans.........................................  $  561.9   $  503.9
LIABILITIES FOR INVESTMENT-TYPE INSURANCE CONTRACTS
  Guaranteed interest contracts.............................  $    5.3   $    5.3
  Group annuities...........................................  $1,492.7   $1,495.9
  Supplementary contracts without life contingencies........  $   27.8   $   27.1
  Individual annuities......................................  $1,493.9   $1,497.0

The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

Investment Securities

Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 4).

Mortgage Loans

Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the fair value of the underlying property.

Policy Loans

Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index.

Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

Guaranteed Interest Contracts

The fair value of GIC liabilities is based upon discounted future cash flows. Contract account balances are accumulated to the maturity dates at the guaranteed rate of interest. Accumulated values are discounted using interest rates for which liabilities with similar durations could be sold. The carrying value and fair value of the assets underlying the guaranteed interest contract liabilities was $17.9 million and $18.4 million, respectively, at September 30, 2002.

Group Annuities

The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value is most representative of fair value.

Individual Annuities and Supplementary Contracts

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

Policyholder Dividends and Accumulations

The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

4.  INVESTMENTS

The amortized cost, gross unrealized gains and losses and estimated fair value of investments in fixed maturity securities and equity securities as of September 30, 2002 are as follows (in millions):

                                                            SEPTEMBER 30, 2002
                                              -----------------------------------------------
                                                            GROSS        GROSS      ESTIMATED
                                              AMORTIZED   UNREALIZED   UNREALIZED     FAIR
AVAILABLE FOR SALE                              COST        GAINS        LOSSES       VALUE
------------------                            ---------   ----------   ----------   ---------
U.S. Treasury securities and obligations of
  U.S. government corporations and
  agencies..................................  $   19.7      $  2.6       $  --      $   22.3
Obligations of states and political
  subdivisions..............................       9.3          .7          --          10.0
Debt securities issued by foreign
  governments...............................       1.8          .5          --           2.3
Corporate securities........................   2,748.6       184.3        90.8       2,842.1
Mortgage-backed securities..................     278.3        14.5          --         292.8
                                              --------      ------       -----      --------
  Subtotal -- fixed maturities..............   3,057.7       202.6        90.8       3,169.5
Equity securities...........................      21.3          .9         1.7          20.5
                                              --------      ------       -----      --------
  Total.....................................  $3,079.0      $203.5       $92.5      $3,190.0
                                              ========      ======       =====      ========

The amortized cost and estimated fair value of fixed maturity securities at September 30, 2002, by contractual maturity, are as follows (in millions):

                                                              AMORTIZED   ESTIMATED
AVAILABLE FOR SALE                                              COST      FAIR VALUE
------------------                                            ---------   ----------
Due in one year or less.....................................  $  244.7     $  243.0
Due after one year through five years.......................     969.3      1,008.0
Due after five years through ten years......................     751.7        804.2
Due after ten years.........................................   1,092.0      1,114.3
                                                              --------     --------
  Total.....................................................  $3,057.7     $3,169.5
                                                              ========     ========

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

Realized gains (losses) on investments for the nine months ended September 30, 2002 are summarized as follows (in millions):

                                                               2002
                                                              -------
Fixed maturities............................................  $(103.1)
Equity securities...........................................     (4.2)
Mortgage loans..............................................       .1
Real estate.................................................     (1.5)
Other invested assets.......................................     (8.5)
Other assets................................................      1.3
                                                              -------
                                                              $(115.9)
                                                              =======

Realized losses due to other-than-temporary declines of fair value on fixed maturities were $105.0 million for the nine months ended September 30, 2002.

Proceeds from the sale of securities available for sale during the nine months ended September 30, 2002 were $57.3 million. Gross gains of $1.7 million were realized on sales of fixed maturities for the nine months ended September 30, 2002.

Net unrealized appreciation (depreciation) on available for sale securities as of September 30, 2002 is summarized as follows (in millions):

                                                               2002
                                                              ------
Net unrealized appreciation (depreciation):
  Fixed maturities..........................................  $111.8
  Equities..................................................     (.8)
  Separate account seed money...............................    (4.7)
                                                              ------
                                                               106.3
  Adjustment to deferred policy acquisition costs...........   (34.7)
  Adjustment to future policyholder benefits................   (21.1)
  Deferred Federal income taxes.............................   (17.7)
                                                              ------
Net unrealized appreciation.................................  $ 32.8
                                                              ======

Net investment income, by type of investment, is as follows for the nine months ended September 30, 2002 (in millions):

                                                               2002
                                                              ------
Gross investment income:
Fixed maturities:
  Available for sale........................................  $171.8
Equity securities...........................................      .3
Mortgage loans..............................................    32.8
Real estate.................................................      .3
Policy loans................................................    18.6
Cash and cash equivalents...................................      .8
Other, net..................................................      .9
                                                              ------
                                                               225.5
Less investment expenses....................................   (10.2)
                                                              ------
Net investment income.......................................  $215.3
                                                              ======

The Company's portfolio includes an available for sale note carried at $38.0 million acquired in 1998, prior to the effective date of EITF 98-15, "Structured Notes Acquired for a Specific Investment Strategy". Income of $2.8 million was earned for the nine months ended September 30, 2002. Had the provisions of EITF 98-15 been applicable, the related loss of $10.6 million recorded in 1998 would have been reversed and income recognized would have been $1.8 million for the nine months ended September 30, 2002. Interest earned over the lives of the notes would be $8.7 million less had the note been accounted for under EITF 98-15.

There were $14.7 million of fixed maturity securities as of September 30, 2002 that were on deposit with various regulatory agencies as required by law.

5.  MORTGAGE LOANS

The carrying value of impaired loans was $6.0 million, which are net of reserves of $1.7 million, as of September 30, 2002.

A reconciliation of the reserve balance, including general reserves, for mortgage loans for the nine months ended September 30, 2002 is as follows (in millions):

                                                              2002
                                                              ----
Balance at January 1........................................  $6.9
Provision, net of recoveries................................    .4
                                                              ----
Balance at end of period....................................  $7.3
                                                              ====

The average recorded investment in impaired loans was $4.8 as of September 30, 2002. Interest income recognized on impaired loans during the nine months ended September 30, 2002 was $.5 million. All interest income on impaired loans was recognized on the cash basis.

6.  REAL ESTATE

Real estate holdings are as follows at September 30, 2002 (in millions):

                                                              2002
                                                              -----
Occupied by the Company.....................................  $17.1
Foreclosed..................................................    6.1
                                                              -----
                                                              $23.2
                                                              =====

Depreciation expense was $.5 million for the nine months ended September 30, 2002. Accumulated depreciation for real estate totaled $6.1 million at September 30, 2002. Other-than-temporary impairments to fair value for the nine months ended September 30, 2002 were $1.5 million.

7.  DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the deferred policy acquisition cost (DAC) asset for the nine months ended September 30, 2002 is as follows (in millions):

                                                               2002
                                                              ------
Balance at January 1........................................  $936.1
Expenses deferred...........................................    74.2
Amortization of DAC.........................................   (80.8)
Effect on DAC from unrealized (gains) losses................   (46.8)
                                                              ------
Balance at end of period....................................  $882.7
                                                              ======

As part of its DAC unlocking, the Company uses a mean reversion process in the determination of the short-term growth rates for the separate account assets supporting its variable products. Due to the sustained downturn in the equity markets and our perception that the public's confidence in the equity markets has decreased, we no longer believe that it is prudent to assume our separate account assets will grow in the short-term at a rate that is in excess of our long-term growth assumption. Accordingly, the Company unlocked its DAC assumptions for individual variable life and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable life for the reversion period, the Company unlocked that assumption for all variable products to be consistent across product lines.

In the third quarter of 2002, the Company recorded an acceleration of DAC amortization totaling $21.4 million, before tax, or $13.9 million, net of $7.5 million of Federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Insurance Protection -- $7.9 million and Asset Accumulation -- $6.0 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable life insurance products. The most significant assumption changes were the resetting of the Company's assumption for separate account net growth to a long-term growth rate for all future years that reflected our current mix of assets and current estimates of the associated growth rates net of charges by the fund managers. These adjustments were primarily driven by the sustained downturn in the equity markets. In addition, we reflected new, lower mortality assumptions for the variable life insurance business, which tempered the effect of changing the long-term growth rates.

8.  BENEFIT PLANS

The Company maintains a qualified defined benefit pension plan and several nonqualified defined benefit, supplemental executive retirement, excess benefit and deferred compensation plans. In addition, the

Company maintains other postretirement benefit plans which include medical benefits for retirees and their spouses (and Medicare part B reimbursement for certain retirees) and retiree life insurance.

The following tables present a reconciliation of the changes in the plans' benefit obligations and fair value of assets for the nine months ended September 30, 2002, as well as the funded status as of September 30, 2002 (in millions):

                                                           PENSION BENEFITS   OTHER BENEFITS
                                                           ----------------   --------------
                                                                 2002              2002
                                                           ----------------   --------------
CHANGE IN BENEFIT OBLIGATION
Net benefit obligation at beginning of period............       $ 85.4            $ 29.9
Service cost.............................................          2.1                .1
Interest cost............................................          4.7               1.5
Actuarial loss...........................................         20.7               3.1
Gross benefits paid......................................        (21.5)             (1.9)
                                                                ------            ------
Net benefit obligation at end of period..................         91.4              32.7
                                                                ======            ======
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of period.........        148.5                --
Actual return on plan assets.............................        (20.9)               --
Employer contributions...................................          4.0               1.9
Gross benefits paid......................................        (21.5)             (1.9)
                                                                ------            ------
Fair value of plan assets at end of period...............        110.1                --
                                                                ------            ------
Funded status............................................         18.7             (32.7)
Unrecognized actuarial loss (gain).......................         47.1              (7.5)
Unrecognized prior service cost..........................          3.8               3.8
Unrecognized net transition asset........................         (5.8)               --
                                                                ------            ------
  Net amount recognized..................................       $ 63.8            $(36.4)
                                                                ======            ======

The following table presents the amounts recognized in the consolidated balance sheet as of September 30, 2002 (in millions):

                                                           PENSION BENEFITS   OTHER BENEFITS
                                                           ----------------   --------------
                                                                 2002              2002
                                                           ----------------   --------------
Prepaid benefit cost.....................................       $72.9             $   --
Accrued benefit liability................................        (9.1)             (36.4)
Additional minimum liability.............................        (1.3)                --
Intangible asset.........................................         1.3                 --
                                                                -----             ------
  Net amount recognized..................................       $63.8             $(36.4)
                                                                =====             ======

The components of net periodic benefit (income) cost for the nine months ended September 30, 2002 are as follows (in millions):

                                                           PENSION BENEFITS   OTHER BENEFITS
                                                           ----------------   --------------
                                                                 2002              2002
                                                           ----------------   --------------
Service cost.............................................       $ 2.1              $ .1
Interest cost............................................         4.7               1.5
Expected return on assets................................        (9.7)               --
Amortization of:
  Transition asset.......................................         (.9)               --
  Prior service cost.....................................          .3                .3
  Actuarial loss (gain)..................................          .1               (.6)
                                                                -----              ----
Net periodic benefit (income) cost.......................       $(3.4)             $1.3
                                                                =====              ====

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $11.7 million, $9.3 million, and $0, respectively, at September 30, 2002.

Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. A 1% change in assumed health care cost trend rates would have the following effects (in millions):

                                                              1% INCREASE   1% DECREASE
                                                              -----------   -----------
Effect on total of service and interest cost components of
  net periodic postretirement benefit cost..................     $ .07        $ (.06)
Effect on the health care component of the accumulated
  postretirement benefit obligation.........................     $1.37        $(1.23)

The following weighted-average assumptions were used in the measurement of the Company's benefit obligations as of September 30, 2002:

                                                                                 PENSION
                                                           PENSION BENEFITS      BENEFITS
                                                           ----------------   --------------
                                                                 2002              2002
                                                           ----------------   --------------
Discount rate............................................        5.75%             6.60%
Expected return on plan assets...........................        9.00%              N/A
Rate of compensation increase............................        4.00%             4.00%

Effective September 30, 2002, the Company decreased its discount rate to 5.75% for pension benefits and 6.60% for other benefits and decreased its rate of compensation increase to 4.00%.

A 10.25% annual rate of increase in the cost of covered health care benefits was assumed for 2002, decreasing 1% per year to an ultimate rate of 5.25%.

The Company also provides funded noncontributory defined contribution plans that cover substantially all of its agents and a contributory defined contribution plan qualified under section 401(k) of the Internal Revenue Code. The pension cost of the defined contribution plans was $1.3 million for the nine months ended September 30, 2002.

9.  FEDERAL INCOME TAXES

The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax loss as follows (in millions):

                                                               NINE MONTHS
                                                                  ENDED
                                                              SEPTEMBER 30,
                                                                  2002
                                                              -------------
Federal income tax at statutory rate of 35%.................     $(40.6)
  Current year equity tax...................................         --
  True down of prior years' equity tax......................       (5.5)
  Dividend received deduction...............................       (3.4)
  Non-deductible reorganization expenses....................       16.9
  Low income housing credits................................       (1.5)
  Other.....................................................       (1.8)
  Provision adjustment......................................      (10.8)
                                                                 ------
Benefit for Federal income tax from operations..............     $(46.7)
                                                                 ======

Components of the Company's net deferred income tax liability are as follows at September 30, 2002 (in millions):

                                                               2002
                                                              ------
DEFERRED TAX LIABILITY
  Deferred policy acquisition costs.........................  $241.0
  Prepaid pension asset.....................................    24.5
  Net unrealized gain on available for sale securities......    37.5
                                                              ------
     Total deferred tax liability...........................   303.0
                                                              ------
DEFERRED TAX ASSET
  Reserves..................................................   146.1
  Employee benefit accruals.................................    18.2
  Invested assets...........................................    35.6
  Policyholder dividends....................................     8.8
  Capitalized merger costs..................................    20.3
  Other.....................................................     2.3
                                                              ------
     Total gross deferred tax asset.........................   231.3
                                                              ------
  Less: valuation allowance.................................   (20.3)
                                                              ------
     Net deferred tax asset.................................   211.0
                                                              ------
  Net deferred tax liability................................  $ 92.0
                                                              ======

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of Federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. As a result of the sponsored demutualization, certain merger costs were capitalized for tax purposes thus creating a deferred tax asset. Because it is more likely than not that the deferred tax asset related to these costs will not be realized, a valuation allowance of $20.3 million was established in 2002.

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2.0 million. The Company has no present plans to make any distributions that would subject the Account to current taxation.

The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

10.  REINSURANCE

In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purposes of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The table below highlights the amounts shown in the accompanying consolidated financial statements that are net of reinsurance activity (in millions):

                                                       CEDED TO     ASSUMED
                                             GROSS       OTHER     FROM OTHER      NET
                                            AMOUNT     COMPANIES   COMPANIES     AMOUNT
                                           ---------   ---------   ----------   ---------
SEPTEMBER 30, 2002:
Life insurance in force..................  $50,279.2   $14,915.8     $57.2      $35,420.6
                                           =========   =========     =====      =========
Premiums.................................  $   125.3   $    10.7     $  .3      $   114.9
                                           =========   =========     =====      =========
Future policyholder benefits.............  $ 3,823.5   $   156.3     $ 1.6      $ 3,668.8
                                           =========   =========     =====      =========

11.  COMMITMENTS AND CONTINGENCIES

Leases

The Company leases office space, data processing equipment and certain other furniture and equipment under operating leases expiring on various dates between 2003 and 2009. Most of the leases contain renewal and purchase options based on prevailing fair market values.

Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at September 30, 2002, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

                                        RENTAL    SUBLEASE RENTALS
                                       PAYMENTS      RECEIVABLE
                                       --------   ----------------
Three months ending December 31,
  2002...............................   $ 2.1           $.3
Year ending December 31:
  2003...............................    12.0            .2
  2004...............................     9.4            .1
  2005...............................     7.0            --
  2006...............................     6.0            --
 Thereafter..........................    12.2            --
                                        -----           ---
                                        $48.7           $.6
                                        =====           ===

Total related rent expense was $12.0 million, which was net of sublease income of $.3 million for the nine months ended September 30, 2002.

Financial Instruments With Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the accompanying consolidated balance sheet.

At September 30, 2002, the Company had outstanding limited partnership commitments of approximately $29.0 million. The Company had no outstanding mortgage loan commitments as of September 30, 2002.

Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. For bonds, cash collateral totaling 105% of fair value plus accrued interest is required. For equities, cash collateral totaling 105% of fair value is required. There were no securities lending positions at September 30, 2002.

Investment Portfolio Credit Risk

     Bonds

     The Company's bond investment portfolio is predominately comprised of investment grade securities. At September 30, 2002, carrying value of approximately $292.2 million, in debt security investments (8.9% of the total debt security portfolio) were considered "below investment grade". Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

     Debt security investments with a carrying value at September 30, 2002 of $12.9 million were non-income producing for the nine months ended September 30, 2002. Foregone interest related to non-income producing debt security investments totaled $4.2 million for the nine months ended September 30, 2002.

     The Company's debt security investments did not exceed 13% of total assets in any industry at September 30, 2002.

     Mortgage Loans

     The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

     There were no mortgage loans as of September 30, 2002 in which payments on principal and/or interest were over 90 days past due. Foregone interest related to loans in default totaled $.1 million for the nine months ended September 30, 2002.

     The Company had no loans outstanding in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

Lines of Credit

The Company has approximately $50 million of available and unused lines of credit at September 30, 2002.

Risk Based Capital

The Commonwealth of Pennsylvania and the State of Delaware, where the Company and its subsidiaries are domiciled, impose minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the periods presented herein.

Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. In connection with the Company's acquisition by NFS, the Insurance Department of the Commonwealth of Pennsylvania has conditioned that no dividends can be paid out of the Company for a period of three years without prior approval.

In addition, the payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

Litigation and Unasserted Claims

On January 22, 2001, the Court of Common Pleas, Philadelphia, Pennsylvania, held a hearing on the fairness, reasonableness and adequacy of the proposed settlement relating to the sales practices class action. The Court approved the settlement by order dated January 29, 2001. The order became final on February 28, 2001. The Company believes that it has recorded an adequate provision for the cost of the settlement.

In August 2002, the Company proposed a settlement in the class action that had been filed against the Company and members of its board of directors regarding the Company's proposed conversion to a mutual holding company. A settlement hearing was held in the Court of Common Pleas of Philadelphia County, Pennsylvania, on December 17, 2002. A ruling has not been issued. The proposed settlement amount of

$15.0 million plus other costs to settle were expensed and accrued during the quarter ended September 30, 2002.

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's financial position or results of operations.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

12.  COMPREHENSIVE INCOME

The components of other comprehensive income are as follows (in millions):

                                                                       TAX
                                                       BEFORE TAX   (EXPENSE)   NET OF TAX
                                                         AMOUNT      BENEFIT      AMOUNT
                                                       ----------   ---------   ----------
Nine Months Ended September 30, 2002:
  Net unrealized appreciation (depreciation) on
     securities, DAC and reserves....................    $(45.5)     $ 15.9       $(29.6)
  Less: reclassification adjustment for losses
     realized in net income (loss)...................     116.0       (40.6)        75.4
                                                         ------      ------       ------
  Net change in unrealized appreciation
     (depreciation) on securities, net of shadow DAC
     and reserves....................................    $ 70.5      $(24.7)      $ 45.8
                                                         ======      ======       ======

13.  SEGMENT INFORMATION

The Company has two operating segments: Insurance Protection and Asset Accumulation. The operating segments are distinguished by products and services offered, as well as marketing strategies employed. Substantially all revenues are derived from sales in the United States of America.

The Insurance Protection segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life and health insurance products. The Asset Accumulation segment sells fixed, variable and group (pension) annuity products. The individual life and annuity products are distributed principally through Company-affiliated financial consultants, personal producing general agents and independent brokers and financial planners whereas the group annuity products are distributed primarily through employee field representatives and brokers.

In addition to the two operating segments, the Company has an Other segment. The Other segment includes certain products no longer marketed by the Company, noninsurance operations and net investment income, realized capital gains/losses and revenues/expenses not attributable to the operating segments. The noninsurance operations consist of several subsidiaries operating in the broker/dealer, mutual fund and investment advisory industries.

Management evaluates the performance of each segment independently and allocates resources based on current and anticipated requirements of each segment. Financial results of each segment include earnings from its business operations and earnings on the amount of equity considered necessary to support its business. Accounting policies followed by the segments are the same as those followed by the Company in preparing its consolidated financial statements as disclosed in Note 2. There are no significant intersegment transactions.

Segment financial data as of and for the nine months ended September 30, 2002 is as follows (in millions):

SEGMENT INCOME FOR THE NINE MONTHS            INSURANCE       ASSET
ENDED SEPTEMBER 30, 2002                      PROTECTION   ACCUMULATION   OTHER     TOTAL
----------------------------------            ----------   ------------   ------   --------
Policy and contract charges.................   $  113.1      $   22.8         --   $  135.9
Premiums....................................      113.6           1.1     $  0.2      114.9
Net investment income.......................      120.6          78.1       16.6      215.3
Other income................................        1.2           2.3       30.4       33.9
Net realized losses on investments..........      (61.0)        (32.8)     (22.2)    (116.0)
                                               --------      --------     ------   --------
  Total Revenues............................      287.5          71.5       25.0      384.0
Policy and contract benefits................      137.4           5.0        0.8      143.2
Change in future policyholder benefits......        1.9          53.3       (0.1)      55.1
Amortization of deferred policy acquisition
  costs.....................................       65.4          15.4         --       80.8
Other benefits and expenses.................       93.4          13.6      113.8      220.8
                                               --------      --------     ------   --------
  Total Benefits and Expenses...............      298.1          87.3      114.5      499.9
Loss Before Income Taxes....................      (10.6)        (15.8)     (89.5)    (115.9)
Income tax benefit..........................       (8.2)        (12.2)     (26.3)     (46.7)
                                               --------      --------     ------   --------
Net Loss....................................   $   (2.4)     $   (3.6)    $(63.2)  $  (69.2)
                                               --------      --------     ------   --------
Segment Assets as of September 30, 2002.....   $4,497.5      $3,333.0     $448.9   $8,279.4
                                               ========      ========     ======   ========

14.  VARIABLE INTEREST ENTITIES

As of September 30, 2002, the Company had investments of $16.8 million in Tax Credit Funds for the purpose of generating favorable after-tax investment returns for the Company. These Tax Credit Funds may be considered a VIE in accordance with FIN 46. See Note 2. The Company's maximum exposure to loss as a result of its involvement in these VIEs is $16.8 million, which is the carrying value of the Tax Credit Funds held by the Company.

15.  SUBSEQUENT EVENT -- SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, through a series of transactions described below, Provident Mutual became a wholly-owned subsidiary of Nationwide Financial Services, Inc. (Nationwide Financial) and changed its name to Nationwide Life Insurance Company of America (NLICA).

The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock insurance company, NLICA, in a process known as a demutualization and then Eagle Acquisition Corporation, a wholly-owned subsidiary of Nationwide Financial formed solely for the purposes of this transaction, merged with and into NLICA, with NLICA surviving as a wholly-owned subsidiary of Nationwide Financial. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act.

On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of Nationwide Financial Class A common stock, cash totaling $223.5 million, and increases in their policy values in the form of policy credits totaling $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits.

                                     PART C
                                OTHER INFORMATION

Item 26.  Exhibits
(a)  Board of Directors Resolutions

     1. Resolution adopted by the Board of Directors of Provident Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money
          Market  Separate  Account,  Provident  Mutual  Variable  Bond Separate
          Account, Provident Mutual Variable Managed Separate Account, and Provident Mutual Variable Zero Coupon Bond Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     2. Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Aggressive Growth Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     3. Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable International Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     4. Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     5. Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Subaccounts of Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     6. Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Subaccounts of Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     7. Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Subaccounts of Provident Mutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 25, 2000, File No. 333-71763.

     8. Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Reorganization of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money
          Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable International Separate Account, Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 25, 2000, File No. 333-71763.

     9. Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Subaccounts of Provident Mutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 5, filed on April 19, 2002, File No. 333-71763.

     10. Resolution of the Board of Directors of Provident Mutual Life Insurance Company authorizing the filing of Registration Statements and Post-Effective Amendments. Incorporated herein by reference to the Initial Filing of the Registration Statement, filed on April 5, 2001, File No. 333-58308.

     11. Resolution of the Board of Directors of Nationwide Life Insurance Company of America Approving Creation of Additional Subaccounts of Nationwide Provident VLI Separate Account 1. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(b)  Custodian Agreements. Not applicable.

(c)  Underwriting Contracts

     1.   Underwriting   Agreement.   Incorporated   herein  by   reference   to
          Post-Effective  Amendment  No.  18,  filed  on May 1,  1998,  File No.
          33-2625.

     2. Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     3. Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     4. Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     5. Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     6. PPGA's Agreement and Supplements. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     7. PPA's Agreement and Supplements. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     8. PGA's Agreement and Supplements. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     9. Special Agent's Career Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     10.  Special  Agent's  Agreement.   Incorporated  herein  by  reference  to
          Post-Effective  Amendment  No.  18,  filed  on May 1,  1998,  File No.
          33-2625.

     11. Corporate Agent's Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     12.  PPGA  Commission  Schedules.   Incorporated  herein  by  reference  to
          Post-Effective  Amendment  No.  18,  filed  on May 1,  1998,  File No.
          33-2625.

     13.  PPA  Commission   Schedules.   Incorporated  herein  by  reference  to
          Post-Effective  Amendment  No.  18,  filed  on May 1,  1998,  File No.
          33-2625.

     14.  PGA  Commission   Schedules.   Incorporated  herein  by  reference  to
          Post-Effective  Amendment  No.  18,  filed  on May 1,  1998,  File No.
          33-2625.

     15. Commission Schedules for Variable Life Insurance Products for Agents under Special Career Agent's Career Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     16. Commission Schedules for Variable Life Insurance Products for Agents under Special Agent's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     17. Commission Schedules for Variable Life Insurance Products for Corporate Agents with Special Agent's Career Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     18. Form of Selling Agreement between 1717 Capital Management Company and Broker/Dealers. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

(d)  Contracts

     1. Individual Flexible Premium Adjustable Variable Life Insurance Policy Forms (C126, C126A, C127, C127A & C128). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.

     2. Children's Term Rider (C306). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.

     3. Convertible Term Life Rider (C308). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.

     4. Extension of Final Policy Date Rider (C822). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.

     5. Qualify as part of Section 403(b) Rider (C827). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.

     6. Change of Insured Rider (C901). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.

     7.   Disability  Waiver  Benefit  Rider  (C902).   Incorporated  herein  by
          reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.

     8. Disability Waiver of Premium Rider (C903). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.

     9. Accelerated Death Benefit Rider (C/D904). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     10. Form of Illustration of Death Benefits, Policy Account Values and Net Cash Surrender Values. Incorporated herein by reference to Post-Effective Amendment No. 15, filed on April 23, 2001, File No. 133-42133.

     11. Long-Term Care Acceleration Benefit Rider (Form R1100). Incorporated herein by reference to Post-Effective Amendment No. 2, filed on February 8, 2001, File No. 333-71763.

     12.  Long-Term  Care  Extended   Insurance   Benefit  Rider  (Form  R1102).
          Incorporated herein by reference to Post-Effective Amendment No. 2, filed on February 8, 2001, File No. 333-71763.

     13. Long-Term Care Waiver Benefit Rider (Form 1101). Incorporated herein by reference to Post-Effective Amendment No. 2, filed on February 8, 2001, File No. 333-71763.

     14.  Accelerated Death Benefit Rider (Form R1904).

(e)  Applications

     1.   Form   of   Application.   Incorporated   herein   by   reference   to
          Post-Effective Amendment No. 2, filed on April 24, 2000, File No. 333-67775.

     2. Application for Flexible Premium. Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.

     3. Initial Allocation Selection. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.


(f)  Depositor's Certificate of Incorporation and By-Laws

     1. Charter of Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     2. By-Laws of Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     3. Charter of Nationwide Life Insurance Company of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

     4. By-Laws of Nationwide Life Insurance Company of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(g)  Reinsurance Contracts

     1. Single Life Permanent Pool (ERC). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

     2. Single Life Permanent Pool (RGA). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

     3. Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

     4. Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company.
          Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

     5. Automatic Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and Phoenix Home Life Mutual Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

     6. Amendment Number 3 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

     7. Amendment Number 4 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

     8. Automatic Yearly Renewable Term Reinsurance Agreement No. P226-105 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

     9. Automatic Yearly Renewable Term Reinsurance Agreement No. P226-106 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

     10. YRT Agreement No. 5918-14 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

     11. YRT Agreement No. 5918-15 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(h)  Participation Agreements

     1. Participation Agreement by and among Market Street Fund, Inc., Provident Mutual Life Insurance Company and PML Securities, Inc. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     2. Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     3. Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     4. Sales Agreement between Neuberger & Berman Advisers Management Trust and Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     5. Participation Agreement among The Alger American Fund, Provident Mutual Life Insurance Company, and Fred Alger and Company Incorporated. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

     6. Form of Participation Agreement between Strong Opportunity Fund II, Inc., Strong Variable Insurance Funds, Inc. and Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 25, 2000, File No. 333-71763.

     7. Participation Agreement among Market Street Fund, Provident Mutual Life Insurance Company and 1717 Capital Management Company. Incorporated herein by reference to the Initial Filing of the Registration Statement, filed on April 5, 2001, File No. 333-58308.

     8. Shareholder Services Agreement among Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and American Century(R) Investment Services, Inc. Incorporated herein by reference to Post-Effective Amendment No. 5, filed on April 19, 2002, File No. 333-71763.

     9. Participation Agreement between Janus Aspen Series and Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 5, filed on April 19, 2002, File No. 333-71763.

     10. Participation Agreement among Oppenheimer Variable Account Funds, Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and OppenheimerFunds, Inc. Incorporated herein by reference to Post-Effective Amendment No. 5, filed on April 19, 2002, File No. 333-71763.

     11. Second Amendment to Participation Agreement among Provident Mutual Life Insurance Company of Philadelphia, Variable Insurance Products Fund, and Fidelity Distributors Corporation. Incorporated herein by reference to Post-Effective Amendment No. 5, filed on April 19, 2002, File No. 333-71763.

     12. Second Amendment to Participation Agreement among Provident Mutual Life Insurance Company of Philadelphia, Variable Insurance Products Fund II, and Fidelity Distributors Corporation. Incorporated herein by reference to Post-Effective Amendment No. 5, filed on April 19, 2002, File No. 333-71763.

     13. Addendum to Participation Agreement among Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, Van Eck Investment Trust, and Van Eck Securities Corporation. Incorporated herein by reference to Post-Effective Amendment No. 5, filed on April 19, 2002, File No. 333-71763.

     14. Participation Agreement between Dreyfus Variable Investment Fund and Provident Mutual Life Insurance Company of Philadelphia. Incorporated herein by reference to Post-Effective Amendment No. 8, filed on April 25, 2000, File No. 33-65512.

     15. First Amendment to Participation Agreement between Dreyfus Variable Investment Fund and Provident Mutual Life Insurance Company of Philadelphia. Incorporated herein by reference to Post-Effective Amendment No. 5, filed on April 19, 2002, File No. 333-71763.

     16. Second Amendment to Participation Agreement between Dreyfus Variable Investment Fund and Provident Mutual Life Insurance Company of Philadelphia. Incorporated herein by reference to Post-Effective Amendment No. 5, filed on April 19, 2002, File No. 333-71763.

     17. Form of Participation Agreement. Incorporated herein by reference to Post-Effective Amendment No. 7, filed on April 24, 2003, File No. 333-71763.

(i)  Administrative Contracts. Not applicable.

(j)  Other Material Contracts. Not applicable.

(k) Legal Opinion. Opinion and Consent of James Bernstein, Esquire. Incorporated herein by reference to Post-Effective Amendment No. 15, filed on April 23, 2001, File No. 133-42133.

(l)  Actuarial Opinion. Not applicable.

(m)  Calculations. Not applicable.

(n)  Other Opinions

     1.   Consent of Independent Registered Public Accounting Firm

(o)  Omitted Financial Statements. Not applicable.

(p)  Initial Capital Agreements. Not applicable.

(q) Redeemability Exemption. Description of Nationwide Life Insurance Company of America's Issuance, Transfer and Redemption Procedures for Policies. Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 24, 2003, File No. 333-98629.

Item 27.  Directors and Officers of the Depositor


     W. G. Jurgensen, Chairperson of the Board and Chief Executive Officer Mark R. Thresher, Vice Chairperson of the Board
     Peter A. Golato, Director and President
     Patricia R. Hatler, Executive Vice President, General Counsel and
       Assistant Secretary
     Terri L. Hill, Executive Vice President
     James D. Benson, Senior Vice President and Treasurer*
     M. Eileen Kennedy, Director and Assistant Treasurer
     Brian W. Nocco, Senior Vice President and Assistant Treasurer
     Denise Sortino, Senior Vice President-Information Technology**
     Thomas E. Barnes, Vice President and Secretary
     Richard A. Karas, Director
     Robert A. Rosholt, Director
     R. Clay Thompson, Director

     Principal business address is One Nationwide Plaza, Columbus, OH 43215 unless otherwise noted.
     *Principal business address is1000 Chesterbrook Boulevard, Berwyn,
      PA 19312-1181.
     **Principal business address is 300 Continental Drive, Newark, DE 19713.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
               * Subsidiaries for which separate financial statements are filed
              ** Subsidiaries included in the respective consolidated financial statements
             *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
            **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
 Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                          United Kingdom                        The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

Item 29.  Indemnification

The By-Laws of Nationwide Life Insurance Company of American provide as follows:

                                   ARTICLE IX

            INDEMNIFICATION OF DIRECTORS, OFFICERS AND OTHER PERSONS

         Section 9.01. Indemnification. The Corporation shall indemnify any present, former or future Director, officer, employee or agent of the Corporation or any person who may serve or have served at its request as a Director, officer, employee, member, fiduciary, trustee, or agent of another corporation, partnership, joint venture, trust or other enterprise or association, to the extent provided in the Corporation's Articles of Incorporation.

         Section 9.02. Non-exclusivity and Supplementary Coverage. The indemnification and advancement of expenses provided for in this Article IX and the Corporation's Articles of Incorporation shall not be deemed exclusive of any other rights to which those persons seeking indemnification and advancement of expenses may be entitled under any By-Law, agreement, vote of the shareholders or disinterested Directors or otherwise, both as to action in their official capacities and as to action in another capacity while holding that office, and shall continue as to a person who has ceased to be a Director, officer or employee and shall inure to the benefit of the heirs, executors, administrators and personal representatives of such a person; provided, however that indemnification pursuant to this Article IX and the Articles of Incorporation shall not be made in any case where the act or failure to act giving rise to the claim for indemnification is determined by a court to have constituted willful misconduct or recklessness. The Corporation may create a fund of any nature, which may, but need not be, under the control of a trustee, or otherwise secure or ensure in any manner its indemnification obligations.

         Section 9.03. Payment of Indemnification. An indemnified Director, officer or employee shall be entitled to indemnification within thirty days after a determination that such Director, officer or employee is so entitled under any bylaw, agreement, vote of shareholders or disinterested directors or otherwise as permitted under Section 1746 of the Pennsylvania Business Corporation Law of 1988, as amended, or any successor provision.

         Section 9.04. Payment of Expenses. Expenses incurred by a Director, officer or employee in defending any such action, suit or proceeding shall be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such person to repay such amount if it shall ultimately be determined that said Director, officer or employee is not entitled to be indemnified by the Corporation. Advancement of expenses shall be authorized by the Board of Directors.

         Section 9.05. Proceedings Initiated by a Director, Officer and Other Persons. Notwithstanding the provisions of Sections 9.01 and 9.02, the Corporation shall not indemnify a Director, officer or employee for any liability incurred in an action, suit or proceeding initiated (which shall not be deemed to include counterclaims or affirmative defenses) or participated in as an intervenor or amicus curiae by the person seeking indemnification unless such initiation of or participation in the action, suit or proceeding is authorized, either before or after its commencement, by the affirmative vote of a majority of Directors in office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriter

(a) 1717 Capital Management Company ("1717") is the principal underwriter and general distributor for the following separate investment accounts:

          Nationwide Provident VA Separate Account 1                   Nationwide Provident VLI Separate Account 1
          Nationwide Provident VA Separate Account A                   Nationwide Provident VLI Separate Account A

(b) Directors and Officers of 1717:


     Lance A. Reihl, President and Chief Operating Officer*
     James D. Benson, Director and Senior Vice President and
       Assistant Treasurer*
     Denise Sortino, Senior Vice President**
     Thomas E. Barnes, Vice President and Secretary
     Michael D. Bleiweiss, Director

     M. Eileen Kennedy, Director
     Mark D. Phelan, Director
     Douglas C. Robinette, Director
     R. Clay Thompson, Director

     Principal business address is One Nationwide Plaza, Columbus, OH 43215 unless otherwise noted.
     *Principal business address is 1000 Chesterbrook Boulevard, Berwyn,
        PA 19312-1181.
     **Principal business address is 300 Continental Drive, Newark, DE 19713.

            (c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


     Name of Principal           Net Underwriting            Compensation on         Brokerage Commissions          Compensation
        Underwriter          Discounts and Commissions         Redemption

           1717                         N/A                       None                        N/A                        N/A

Item 31.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by Nationwide Life Insurance Company of America at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

Item 32.  Management Services

All management contracts are discussed in Part A or Part B.

Item 33.  Fee Representation

Nationwide Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company of America.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, Nationwide Provident VLI Separate Account 1 and Nationwide Life Insurance Company of America certify that they meet all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and have duly caused this registration statement to be signed on their behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio, on the 29th day of April, 2005.

                NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
                ----------------------------------------------------------------
                ----------------------------------------------------------------
                (Registrant)

                NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                ----------------------------------------------------------------
                ----------------------------------------------------------------
                (Depositor)

                By: /s/      JAMIE RUFF CASTO
                ----------------------------------------------------------------
                ----------------------------------------------------------------
                             Jamie Ruff Casto


Pursuant to the requirements of the Securities Act, the registration statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2005.


W. G. JURGENSEN

----------------------------------------------------------------------------

W. G. Jurgensen
Chairperson of the Board and Chief Executive Officer

MARK R. THRESHER

----------------------------------------------------------------------------

Mark R. Thresher
Vice Chairperson of the Board

PETER A. GOLATO

----------------------------------------------------------------------------

Peter A Golato
Director and President

M. EILEEN KENNEDY

----------------------------------------------------------------------------

M. Eileen Kennedy
Director and Senior Vice President and Assistant Treasurer

RICHARD A. KARAS

----------------------------------------------------------------------------

Richard A. Karas
Director

ROBERT A. ROSHOLT

----------------------------------------------------------------------------

Robert A. Rosholt
Director

R. Clay THOMPSON

----------------------------------------------------------------------------

R. Clay Thompson
Director

                               By: /s/     JAMIE RUFF CASTO

                               -------------------------------------------

                                            Jamie Ruff Casto
                                            Attorney-in-Fact